                                                    REGISTRATION NO. 333-132200
                                                     REGISTRATION NO. 811-04335
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 12    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                            AMENDMENT NO. 111           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2013 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

   Units of interest in Separate Account FP.

================================================================================

                               EXPLANATORY NOTE

   Registrant is filing this Post-Effective Amendment No. 12 ("PEA") to the Form N-12 Registration Statement No. 333-132200 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP for the purposes of including in the Registration Statement the additions/modifications reflected in the Prospectus, Statement of Additional Information and Supplements. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-6. The PEA does not amend or delete any other part of this Registration Statement except as specifically noted herein.

Corporate Owned Incentive LifeSM

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.


PROSPECTUS DATED MAY 1, 2013



PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.


--------------------------------------------------------------------------------

This prospectus describes the Corporate Owned Incentive LifeSM ("Corporate Owned IL") policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. Certain optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits. To make this prospectus easier to read, we sometimes use different words than the policy. AXA Equitable or your financial professional can provide any further explanation about your policy.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

Under our current rules, the Corporate Owned IL policy will be offered to corporations and other business entities that meet the following at issue:

..   The policies are employer owned or are employee owned in qualified or non-qualified benefit plans sponsored by the employer;

..   The persons proposed to be insured are deemed by us to be "highly compensated" individuals;

..   The minimum initial premium is remitted to AXA Equitable by the employer;

..   The policies are issued as part of a case (A case is a grouping of two or more policies connected by a non-arbitrary factor. Examples of factors are individuals who share a common employment, business, or other relationship); and

..   The aggregate annualized first year planned periodic premium for the case is at least $100,000 or the initial premium is at least $300,000.

In addition, the Corporate Owned IL policy will be offered to members of a recognized professional association of at least 500 members formed for a bona fide purpose other than the purchase of life insurance provided the following condition is met at issue:

..   The annualized first year planned periodic policy premium is at least
    $50,000 or the initial policy premium is at least $150,000.

WHAT IS CORPORATE OWNED IL?

Corporate Owned IL provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


-------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------------------------------
 FIXED INCOME
-------------------------------------------------------------------------------------------------
.. EQ/Global Bond PLUS                            . Fidelity VIP Investment Grade Bond
.. EQ/Intermediate Government Bond Index          . Multimanager Core Bond
.. EQ/Money Market                                . Multimanager Multi-Sector Bond
.. EQ/Quality Bond PLUS                           . PIMCO Real Return
.. Fidelity VIP High Income                       . PIMCO Total Return
                                                 . Templeton Global Bond Securities
-------------------------------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------------------------------
.. American Century VP Mid Cap Value              . EQ/Wells Fargo Omega Growth
.. EQ/AllianceBernstein Small Cap Growth          . Fidelity VIP Contrafund(R)
.. EQ/BlackRock Basic Value Equity                . Fidelity VIP Equity-Income
.. EQ/Capital Guardian Research                   . Fidelity VIP Growth & Income
.. EQ/Common Stock Index                          . Fidelity VIP Mid Cap
.. EQ/Equity 500 Index                            . Fidelity VIP Money Market
.. EQ/Equity Growth PLUS                          . Fidelity VIP Value
.. EQ/GAMCO Mergers and Acquisitions              . Fidelity VIP Value Strategies
.. EQ/GAMCO Small Company Value                   . Franklin Small Cap Value Securities
.. EQ/JPMorgan Value Opportunities                . Invesco V.I. Mid Cap Core Equity
.. EQ/Large Cap Core PLUS                         . Invesco V.I. Small Cap Equity
.. EQ/Large Cap Growth Index                      . Ivy Funds VIP Dividend Opportunities
.. EQ/Large Cap Growth PLUS                       . Ivy Funds VIP High Income/(2)/
.. EQ/Large Cap Value PLUS                        . Ivy Funds VIP Mid Cap Growth
.. EQ/Lord Abbett Large Cap Core                  . Ivy Funds VIP Small Cap Growth
.. EQ/Mid Cap Index                               . Multimanager Aggressive Equity
.. EQ/Mid Cap Value PLUS                          . Multimanager Mid Cap Value
.. EQ/Montag & Caldwell Growth                    . Target 2015 Allocation
.. EQ/Small Company Index                         . Target 2025 Allocation
.. EQ/T. Rowe Price Growth Stock                  . Target 2035 Allocation
                                                 . Target 2045 Allocation
-------------------------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------------------------------
.. EQ/Global Multi-Sector Equity                  . Invesco V.I. International Growth
.. EQ/International Equity Index                  . Lazard Retirement Emerging Markets Equity
.. EQ/International Value PLUS                    . MFS(R)International Value
.. American Funds Insurance Series(R) Global      . Mutual Shares Securities
  Small Capitalization/SM(2)/
.. American Funds Insurance Series(R) New
  World(R)/(2)/
-------------------------------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------------------------------
.. AXA Moderate Allocation/(1)/                   . Fidelity VIP Asset Manager: Growth(R)
-------------------------------------------------------------------------------------------------
 SPECIALTY
-------------------------------------------------------------------------------------------------
.. Invesco V.I. Diversified Dividend Fund         . Multimanager Technology
.. Invesco V.I. Global Real Estate                . Prudential Series Fund Natural Resources
.. Ivy Funds VIP Energy                             Portfolio
.. Ivy Funds VIP Science and Technology           . T. Rowe Price Health Sciences
.. MFS(R) Utilities


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                             Corporate Owned IL

                                                                        #417125

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 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 ALLOCATION
-----------------------------------------------------------------------------------------------
.. AXA Aggressive Allocation/(1)/                . AXA Moderate-Plus Allocation/(1)/
.. AXA Conservative Allocation/(1)/              . BlackRock Global Allocation V.I.
.. AXA Conservative-Plus Allocation/(1)/
-----------------------------------------------------------------------------------------------

(1)Also referred to as an "AXA Allocation investment option" in this prospectus.

(2)This new variable investment option will be available on or about May 20, 2013, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. See "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. For more tax information, please see "Tax information" later in this prospectus. In this section you will also find additional information about possible estate tax consequences associated with death benefits under "Estate, gift, and generation-skipping taxes".

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) borrow or withdraw amounts you have accumulated, (3) increase or decrease the amount of insurance coverage, (4) choose between two life insurance benefit options and
(5) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER AXA EQUITABLE POLICIES. We offer a variety of fixed and variable life insurance policies including products designed specifically for this marketplace, which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. Replacing existing insurance with Corporate Owned IL or another policy may not be to your advantage. You can contact us to find out more about any other AXA Equitable insurance policy.

Contents of this Prospectus

--------------------------------------------------------------------------------


       -----------------------------------------------------------------
       1.RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
         WILL PAY
       -----------------------------------------------------------------
       Tables of policy charges                                       6
       How we allocate charges among your investment options          7
       Changes in charges                                             8


       -----------------------------------------------------------------
       2.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND
         RISKS
       -----------------------------------------------------------------
       How you can pay for and contribute to your policy              9
       The minimum amount of premiums you must pay                    9
       Policy Continuation Rider                                     10
       Enhanced amount                                               11
       Investment options within your policy                         12
       About your life insurance benefit                             12
       Alternative higher death benefit in certain cases             13
       The Integrated Term rider                                     14
       Change of death benefit option                                15
       You can increase or decrease your insurance coverage          15
       Accessing your money                                          16
       Risks of investing in a policy                                16
       How the Corporate Owned IL variable life insurance policy is
         available                                                   16


       -----------------------------------------------------------------
       3. WHO IS AXA EQUITABLE?
       -----------------------------------------------------------------
       How to reach us                                               18
       About our Separate Account FP                                 18
       Your voting privileges                                        19


       -----------------------------------------------------------------
       4. ABOUT THE PORTFOLIOS OF THE TRUSTS
       -----------------------------------------------------------------
       Portfolios of the Trusts                                      21


       -----------------------------------------------------------------
       5. DETERMINING YOUR POLICY'S VALUE
       -----------------------------------------------------------------
       Your policy account value                                     27


-------------
"We,""our," and "us" refer to AXA Equitable. "Financial professional" means the registered representative of AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.
When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Corporate Owned IL anywhere such offers are not lawful. AXA Equitable does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by AXA Equitable.

                          CONTENTS OF THIS PROSPECTUS

     ----------------------------------------------------------------------
     6.TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
       OPTIONS
     ----------------------------------------------------------------------
     Transfers you can make                                             28
     How to make transfers                                              28
     Our automatic transfer service                                     28
     Our asset rebalancing service                                      28
     Transfers by third parties                                         29


     ----------------------------------------------------------------------
     7.ACCESSING YOUR MONEY
     ----------------------------------------------------------------------
     Borrowing from your policy                                         30
     Making withdrawals from your policy                                30
     Surrendering your policy for its net cash surrender value          31


     ----------------------------------------------------------------------
     8.TAX INFORMATION
     ----------------------------------------------------------------------
     Basic income tax treatment for you and your beneficiary            32
     Tax treatment of distributions to you (loans, partial withdrawals
       and full surrender)                                              32
     Business and employer owned policies                               33
     Requirement that we diversify investments                          34
     Estate, gift, and generation-skipping taxes                        34
     Pension and profit-sharing plans                                   34
     Split-dollar and other employee benefit programs                   34
     ERISA                                                              35
     Our taxes                                                          35
     When we withhold taxes from distributions                          35
     Possibility of future tax changes and other tax information        35


     ----------------------------------------------------------------------
     9.MORE INFORMATION ABOUT POLICY FEATURES AND
       BENEFITS
     ----------------------------------------------------------------------
     Other benefits you can add by rider                                37
     Customer Loyalty Credit                                            37
     Variations among Corporate Owned IL policies                       37
     Your options for receiving policy proceeds                         37
     Your right to cancel within a certain number of days               37


     ----------------------------------------------------------------------
     10.MORE INFORMATION ABOUT CERTAIN POLICY CHARGES
     ----------------------------------------------------------------------
     Deducting policy charges                                           38
     Charges that the Trusts deduct                                     41


     ----------------------------------------------------------------------
     11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO
         YOUR POLICY
     ----------------------------------------------------------------------
     Dates and prices at which policy events occur                      42
     Policy issuance                                                    43
     Ways to make premium and loan payments                             43
     Assigning your policy                                              43
     Requirements for surrender requests                                43
     Gender-neutral policies                                            44



    ------------------------------------------------------------------------
    12.MORE INFORMATION ABOUT OTHER MATTERS
    ------------------------------------------------------------------------
    About our general account                                            45
    Transfers of your account value                                      45
    Suicide and certain misstatements                                    46
    When we pay policy proceeds                                          46
    Changes we can make                                                  46
    Reports we will send you                                             47
    Distribution of the policies                                         47
    Legal proceedings                                                    49
    Consent to jurisdiction                                              49


    ------------------------------------------------------------------------
    13.FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND  AXA EQUITABLE
    ------------------------------------------------------------------------


    ------------------------------------------------------------------------
    14.PERSONALIZED ILLUSTRATIONS
    ------------------------------------------------------------------------
    Illustrations of policy benefits                                     51


    ------------------------------------------------------------------------
    APPENDICES
    ------------------------------------------------------------------------

       I   --   Examples of how the Policy Continuation Rider works        I-1
      II   --   Hypothetical illustrations                                II-1
     III   --   Integrated term rider examples                           III-1


     -------------------------------------------------------------------------
     REQUESTING MORE INFORMATION
       Statement of Additional Information
       Table of contents
     -------------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                        PAGE

                   account value                           9
                   Administrative Office                  18
                   age; age at issue                      43
                   Allocation Date                        12
                   alternative death benefit              13
                   amount at risk                         39
                   anniversary                            42
                   assign; assignment                     43
                   automatic transfer service             42
                   AXA Equitable                          17
                   AXA Equitable Access Account           37
                   AXA Financial, Inc.                    17
                   base policy                             9
                   basis                                  33
                   beneficiary                            37
                   business day                           42
                   case                                    1
                   cash surrender value                   27
                   Code                                    9
                   collateral                             30
                   cost of insurance charge               39
                   day                                    42
                   default                                 9
                   disruptive transfer activity       28, 45
                   Enhanced Amount                        11
                   face amount                            12
                   grace period                           10
                   guaranteed interest option             12
                   Guaranteed Interest Account            12
                   Corporate Owned IL                      1
                   Integrated term rider (ITR)            14
                   Investment Funds                       12
                   investment option                       1
                   investment start date                  43
                   issue date                             43
                   ITR face amount                        14
                   lapse                                   9
                   life insurance qualification test       9
                   loan, loan interest                    30
                   market timing                          45


                                                         PAGE

                  modified endowment contract              32
                  month, year                              43
                  monthly deduction                         7
                  monthly insurance charge                 13
                  net amount at risk                       13
                  net cash surrender value                 27
                  net death benefit                        13
                  net policy account value                 27
                  option A, B                              13
                  our                                    1, 3
                  owner                                     1
                  partial withdrawal                       30
                  payment option                           37
                  planned periodic premium                  9
                  policy                                    1
                  policy account value                     27
                  Policy Continuation Rider                10
                  Portfolio                                 1
                  premium payments                          9
                  prospectus                                1
                  rebalancing                              28
                  receive                                  42
                  restore, restoration                     10
                  SEC                                       1
                  Separate Account FP                      18
                  state                                     3
                  subaccount                               18
                  surrender                                31
                  target amount                            14
                  target premium                           14
                  term insurance benefit                   14
                  transfers                                28
                  Trust                                     2
                  units                                    27
                  unit values                              18
                  us                                        3
                  variable investment option                1
                  we                                        3
                  withdrawal                               30
                  you, your                                 3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.


This table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, or transfer policy account value among investment options. ALL CHARGES, EXCEPT FOR THE SPECIAL SERVICES CHARGES, ARE SHOWN ON A GUARANTEED MAXIMUM BASIS. THE CURRENT CHARGES MAY BE LOWER THAN THE GUARANTEED MAXIMUM FOR CERTAIN CHARGES./(1)/ WE DO NOT CURRENTLY CHARGE FOR SPECIAL SERVICES.



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 TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------
 CHARGE                        WHEN CHARGE IS DEDUCTED         MAXIMUM AMOUNT THAT MAY BE
                                                               DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                 From each premium               2.25% of each premium (4.5% for policies issued in Oregon and
                                                               Puerto Rico)

CHARGE FOR STATE AND LOCAL     From each premium
TAXES/(2)/                                                     5% (currently)

CHARGE FOR FEDERAL TAXES/(3)/  From each premium               1.25% of each premium paid

TRANSFERS AMONG INVESTMENT     Upon transfer                   $25 per transfer/(4)/
OPTIONS
-----------------------------------------------------------------------------------------------------------------------------

SPECIAL SERVICES CHARGES

..   Wire transfer charge/(5)/  At the time of the transaction  Current Charge: $0                 Maximum Charge: $90

..   Express mail charge/(5)/   At the time of the transaction  Current Charge: $0                 Maximum Charge: $35

..   Policy illustration        At the time of the transaction  Current Charge: $0                 Maximum Charge: $25
    charge/(6)/

..   Duplicate policy           At the time of the transaction  Current Charge: $0                 Maximum Charge: $35
    charge/(6)/

..   Policy history charge/(6)/ At the time of the transaction  Current Charge: $0                 Maximum Charge: $50

..   Charge for returned        At the time of the transaction  Current Charge: $0                 Maximum Charge: $25
    payments/(6)/
-----------------------------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.


---------------------------------------------------------------------------------------------------------------------------
PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO
OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------
 CHARGE                                WHEN CHARGE IS DEDUCTED          MAXIMUM AMOUNT THAT MAY BE
                                                                        DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE                      Monthly                          Charge per $1,000 of our amount
CHARGE/(7)(8)(9)/                                                       at risk:/(10)/

                                                                        Highest: $83.33
                                                                        Lowest: $0.04
                                                                        Representative (for a 45-year-old
                                                                        non-tobacco using male):
                                                                        $0.19/(11)/

MORTALITY AND EXPENSE RISK     Monthly               Annual % of your value
CHARGE                                               in
                                        Policy Year  our variable investment options

                                        1-10         0.50%

                                        11+          0.35%

ADMINISTRATIVE CHARGE/(7)(8)/  Monthly










LOAN INTEREST SPREAD/(13)/     On each policy anniversary (or on
                               loan termination, if earlier)
------------------------------------------------------------------


ADMINISTRATIVE CHARGE/(7)(8)/  (1)Amount deducted: $15

                                                                 plus

                               (2)Charge per $1,000 of the initial base policy face amount and any requested base policy face amount increase:
                                  Policy Years 1-20 (and any 20 year period following a face amount increase):
                                  Highest: $0.70
                                  Lowest: $0.15
                                  Representative (for a 45-year-old non-tobacco using male): $0.27/(12)/
LOAN INTEREST SPREAD/(13)/     1% of loan amount

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            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

-------------------------------------------------------------------------------------------------------------------------------
PERIODIC CHARGES
OTHER THAN
UNDERLYING TRUST
PORTFOLIO
OPERATING
EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
 OPTIONAL       WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
 RIDER CHARGE
-------------------------------------------------------------------------------------------------------------------------------
INTEGRATED      Monthly (while the rider is in effect)  Charge per $1,000 of rider term insurance benefit:
TERM
RIDER/(7)(9)/
                                                        Highest: $83.33
                                                        Lowest: $0.04
                                                        Representative (for a 45-year-old non-tobacco using male): $0.20/(11)/
POLICY          Once -- on the date the rider is        The charge is equal to policy account value on the date of exercise,
CONTINUATION    exercised                               multiplied by the Policy Continuation Charge Rate:
RIDER/(14)/

                                                        Maximum rate for policy with guideline premium test: 5%
                                                        Maximum rate for policy with cash value accumulation test:
                                                        18.95%/(15)/
-------------------------------------------------------------------------------------------------------------------------------

(1)For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the policy charges listed in this table, based on various assumptions.
(2)Please refer to "Deducting policy charges" under "More information about certain policy charges" for more information on the charge for state and local taxes.
(3)The charge for federal taxes is used to cover our estimated costs of federal income tax treatment of deferred acquisition costs.
(4)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.

(5)Unless you specify otherwise, this charge will be deducted from the amount you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(6)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(7)Since the charges may vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
   See "Deducting policy charges" under "More information about certain policy charges."
(8)Not applicable after the insured person reaches age 100.
(9)Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.
(10)Assuming there have been no face amount increases, our amount "at risk" is the difference between the amount of death benefit and the policy account value as of the deduction date. For periods during which the alternative higher death benefit is operative, the amount at risk is greater and this may result in higher cost of insurance charges. See "More information about certain policy charges" for more information about face amount increases.
(11)This representative amount is the rate we guarantee in the first policy year, or in the first year following a face amount increase, for a representative insured male age 45 at issue, or at the time of a requested face amount increase, in the Guaranteed Issue non-tobacco user risk class.
(12)This representative amount is the rate we guarantee for a representative insured male age 45 at issue, or at the time of a requested face amount increase, in the Guaranteed Issue, non-tobacco user risk class.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. See "Loan interest we charge" and "Interest that we credit on loan collateral" under "Borrowing from your policy" in "Accessing your money" later in this prospectus.
(14)The one-time charge is based on the age of the insured person on the date of exercise and the life insurance qualification test selected at issue.
(15)This is the maximum rate for an insured person who has attained age 75. The rate declines each year based on attained age.


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


---------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees and/or other    Lowest Highest
expenses)/(1)/                                                                        0.51%   1.52%
---------------------------------------------------------------------------------------------------



(1)Total Annual Portfolio Operating Expenses are based, in part, on estimated expense amounts for options added during the fiscal year 2012, if applicable, and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the Fidelity VIP Money Market Portfolio. The "Highest" represents the total annual operating expenses of the Target 2045 Allocation Portfolio.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

We will allocate the policy's monthly deductions among your investment options proportionately to your value in each.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in-force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

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Corporate Owned IL is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.


Riders to your base policy can increase the benefits under your policy and may affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $250, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES. If we approve, you may purchase a Corporate Owned IL policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code ("Code") Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Corporate Owned IL policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Corporate Owned IL policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

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YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST THE INSURED'S 100TH BIRTHDAY, SO LONG AS
(I) YOU PAY ENOUGH TO PREVENT YOUR POLICY FROM LAPSING AND (II) YOU DON'T
EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
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YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. In addition, your choice of tax qualification test will impact your cost of insurance charges. Under either test, if at any time your policy account value plus any Enhanced Amount (as such terms are defined later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only enough premiums to keep your policy from lapsing or terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if it does not have enough net policy account value to pay the monthly charges when due. ("Policy account value" and "net policy account value" are explained under

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

"Determining your policy's value" later in this prospectus.) We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, plus any benefits due from riders, less any overdue charges, policy loans and accrued loan interest, to the beneficiary you have named.

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YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS TO PAY THE CHARGES WE DEDUCT. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE
OPPORTUNITY TO PAY ANY SHORTFALL.
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You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information" later in this prospectus.


RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The required payment will not be more than an amount sufficient to cover the total monthly deductions for 3 months, calculated from the effective date of restoration and the charges deducted from premiums. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. The Enhanced Amount that was applicable on the day of default will not be restored after a policy is terminated and restored.

POLICY CONTINUATION RIDER

This rider is automatically included in your policy and provides protection against policy lapse when the net policy account value (policy account value less any outstanding policy loan and accrued loan interest) are insufficient to cover the monthly deductions of the policy. If you exercise the Policy Continuation Rider, the policy will then become "paid-up" life insurance.

There is no charge for the Policy Continuation Rider unless and until it is exercised. If it is exercised, there is a one-time charge. The charge for the rider is described in more detail in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus and "Policy Continuation charge" in "More information about certain policy charges" later in this prospectus.

EXERCISING THE POLICY CONTINUATION RIDER. In order to exercise the Policy Continuation Rider, ALL of the following conditions must be met under your policy:

   (1)the amount of any outstanding policy loan and accrued loan interest equals or exceeds the policy account value multiplied by the Policy Continuation Trigger Percentage shown in your policy;

   (2)your policy has been in force for at least 15 policy years;

   (3)the insured person's attained age is at least 75;

   (4)the outstanding loan amount and accrued loan interest exceeds the current base policy face amount plus the current face amount of any Integrated Term Insurance Rider, if elected;

   (5)the death benefit option then in effect is Option A (THE RIDER CANNOT BE EXERCISED IF OPTION B IS IN EFFECT);

   (6)the policy is not then in a grace period;

   (7)no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code;

   (8)there must be sufficient net policy account value to cover the Policy Continuation Charge described later in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay"; and

   (9)the policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising this rider must not cause the policy to become a Modified Endowment Contract.

NOTIFICATION AND EXERCISE OF THE POLICY CONTINUATION RIDER. We will notify you within 15 days after the beginning of the policy month when all of the conditions listed above occur that you may exercise the Policy Continuation Rider. If you wish to exercise the Policy Continuation Rider, you must respond in writing to our Administrative Office within 45 days after the date of the notice.

If there is any amount remaining in the unloaned policy account in excess of the Policy Continuation Charge, we will treat your instruction to exercise this rider as a request for an additional loan equal to this excess amount. Such amount will then be distributed to you on the effective date of Policy Continuation. Once you exercise the Policy Continuation Rider, Policy Continuation will remain in effect during the lifetime of the insured person unless the policy is surrendered.

If you do not respond to our notice telling you that you are eligible to exercise the Policy Continuation Rider, your policy and the rider will continue according to their terms. You may still exercise this Policy Continuation Rider at some future time if the appropriate conditions are met. PLEASE NOTE, HOWEVER, THAT WE WILL NOT SEND YOU ANOTHER NOTICE OF ELIGIBILITY TO EXERCISE THIS RIDER AND THE POLICY MAY LAPSE.

EFFECTIVE DATE OF POLICY CONTINUATION. Policy Continuation will take effect at the beginning of the policy month that coincides with, or next follows, the date we receive your instruction to exercise the Policy Continuation Rider. If the net policy account value at that time is not sufficient to cover the Policy Continuation Charge, you will be given 30 days to remit sufficient funds to cover any deficiency for this charge. If these funds are not received within that time, Policy Continuation will not take effect.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

POLICY CONTINUATION CHARGE. There is no charge for this rider unless and until it is exercised. If this rider is exercised, there is a one-time charge. This charge is equal to the policy account value on the date this rider is exercised multiplied by the Policy Continuation Charge Rate shown in your policy. This rate is based on the age of the insured person on the date this rider is exercised and your choice of a life insurance qualification test. See "Your choice of a life insurance qualification test and limits on premium payments" under "How you can pay for and contribute to your policy" in "Risk/benefit summary: Policy features and risks" earlier in your Prospectus.

EFFECT OF POLICY CONTINUATION. If Policy Continuation takes effect subject to the Policy Continuation Rider, all other additional benefit riders (except any Integrated Term Insurance Rider) and endorsements will terminate when Policy Continuation takes effect. Currently, the only additional benefit rider available is the Integrated Term Rider. From that point forward, ALL of the following will apply:

   (1)the policy will not lapse and no further premiums will be required;

   (2)loan interest will continue to be due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan;

   (3)any payments we receive from you while the policy is on Policy Continuation will be applied as loan repayments and will be allocated to the unloaned portion of the guaranteed interest option to the extent of any outstanding loan and accrued loan interest. Any excess will be refunded to you; and

   (4)on each policy anniversary and any time you repay all of a policy loan, interest credited to the loaned portion of the guaranteed interest option will be allocated to the unloaned portion of the guaranteed interest option.

When Policy Continuation is in effect subject to the Policy Continuation Rider, ALL of the following are prohibited:

   (1)partial withdrawals;

   (2)premium payments;

   (3)changes to the policy face amount or death benefit option;

   (4)transfers out of, or allocations out of, the unloaned guaranteed interest option even if the loan is fully repaid; and

   (5)any other requested policy changes.

When Policy Continuation is in effect, the death benefit of this policy including the death benefit of the Integrated Term Insurance Rider, if elected, is the greatest of: (a) the Policy Account Value or the outstanding loan and accrued loan interest on the insured person's date of death, whichever is greater, multiplied by a percentage shown in your policy for the insured person's age (nearest birthday) at the beginning of each policy year, (b) the outstanding loan and accrued loan interest on the insured person's date of death plus $10,000, or (c) the current base policy face amount, plus the current face amount of the Integrated Term Insurance Rider, if elected.

We will deduct the amount of any outstanding policy loan and accrued loan interest from the death benefit we will pay.

For further information, please see "Appendix I: Examples of how the Policy Continuation Rider works" later in your prospectus.

POLICY CONTINUATION RIDER TERMINATION. This rider will terminate when the policy terminates.

POLICY CONTINUATION RIDER RESTORATION. If your policy ends without value at the end of a grace period, the Policy Continuation Rider may be restored along with the policy in accordance with the conditions specified in your policy.


ENHANCED AMOUNT


This benefit can provide additional surrender value if the policy is fully surrendered within 14 years of the register date of the policy (other than a surrender that is made to exchange or replace the Corporate Owned IL policy with another life insurance policy or annuity contract as described in "Surrendering your policy for its net cash surrender value" in "Accessing your money" later in the prospectus). The Enhanced Amount is equal to the sum of accumulated charges deducted from premiums that were paid and per $1,000 of base policy face amount administrative charges, from the register date of the policy up to the date of surrender, multiplied by the factor specified in the table below. Please refer to "Appendix II: Hypothetical illustrations" for more information.


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              POLICY YEAR                                FACTOR
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                   1                                      1.00
                   2                                      1.00
                   3                                      0.96
                   4                                      0.90
                   5                                      0.781
                   6                                      0.697
                   7                                      0.595
                   8                                      0.454
                   9                                      0.343
                  10                                      0.291
                  11                                      0.171
                  12                                      0.118
                  13                                      0.072
                  14                                      0.032
             15 and later                                 0.000
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If the policy is fully surrendered during the first two policy years, we will increase the Enhanced Amount by the following: (a) at the time of full surrender in policy year one, the "1st year factor" (see table below) times 2.25% times the lesser of (1) the amount specified in the policy information section of your policy and (2) cumulative premiums paid, plus cumulative loan repayments, minus cumulative loans; (b) at the time of full surrender in policy year two, 30% times 2.25% times the lesser of (1) the amount specified in the policy information section of your policy and (2) cumulative premiums paid, plus cumulative loan repayments, minus cumulative loans, minus cumulative partial withdrawals.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

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             POLICY MONTH                            1ST YEAR FACTOR
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                   1                                        0
                   2                                       .04
                   3                                       .08
                   4                                       .12
                   5                                       .16
                   6                                       .21
                   7                                       .26
                   8                                       .31
                   9                                       .36
                  10                                       .41
                  11                                       .46
                  12                                       .51
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The Enhanced Amount is available only upon a full surrender of this policy for its net cash surrender value and is paid directly to the policy owner. It is not available for policy loans, partial withdrawals, or to cover monthly charges, nor is it available if this policy is being exchanged or replaced with another life insurance policy or annuity contract as described in "Surrendering your policy for its net cash surrender value" in "Accessing your money" later in the prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to investment options into such options on the later of: (1) the business day that we receive the full minimum initial premium at our Administrative Office; (2) the register date of your policy; and (3) the issue date of your policy (the "Investment Start Date"). Before the Investment Start Date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the investment options into our EQ/Money Market investment option as of the Investment Start Date. We will re-allocate that investment in accordance with your premium allocation instructions then in effect as of the "Allocation Date", which is the later of:
(1) the first business day following the end of the free look period (e.g., 10 days from the signed date on the Delivery Receipt); and (2) the business day the Delivery Receipt is received in our Administrative Office. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

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YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
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VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds".) The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisors who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-947-3598. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. At any time, the rates we are declaring on existing policies may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account".)

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WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
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ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy a Corporate Owned IL policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the smallest face amount of base coverage you can request.

You should consider whether it would be to your advantage to take out some of your coverage under our Integrated Term rider. This rider generally provides lower current charges, although the guaranteed cost of insurance is generally higher under this rider than under the base policy. See "The Integrated Term rider" below.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

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IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS).
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YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE POLICY'S FACE AMOUNT PLUS THE POLICY ACCOUNT VALUE on the
    date of death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy account value. For this purpose, the policy account value is increased by the Enhanced Amount.

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

Starting in the third policy year, you can change the death benefit option of the policy subject to our underwriting rules then in effect as to maximum age. If you ask us to change from Option A to Option B, we will reduce the base policy face amount by the amount in your policy account on the date the change takes effect. Reductions in base policy face amount will be in the same order as specified under "Decreases" in "You can increase or decrease your insurance coverage" below. However, we will decline to make such change if it would reduce the base policy face amount to less than the minimum shown in your policy. If you ask us to change from Option B to Option A, we will increase the base policy face amount by the amount in your policy account on the date the change takes effect. Such an increase in base policy face amount will be treated as part of the initial base policy face amount. Such reductions and increases in the base policy face amount are made so that the death benefit remains the same on the date the change takes effect.

We reserve the right to decline to make any change that we determine would cause this policy to fail to qualify as life insurance under applicable tax law as interpreted by us. We also reserve the right to decline any change that may cause this policy to lose its ability to be tested for Federal income tax purposes under the 2001 Commissioners Standard Ordinary mortality tables, as this could cause the policy to fail to qualify as life insurance for tax purposes.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the definition of "life insurance" under section 7702 of the Code. For this purpose, the policy account value is increased by the Enhanced Amount.

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternative higher death benefit is based upon the life insurance qualification test (described above) that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value (including any applicable Enhanced Amount) on the insured person's date of death by a percentage specified in your policy. The percentage depends on the insured person's age for the then current policy year and ranges from 250% at age 40 or under to 101% at 94 and over.

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IF THE POLICY ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
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For the cash value accumulation test, the alternative death benefit is computed by multiplying your policy account value (including any applicable Enhanced Amount) on the insured person's date of death by a percentage specified in your policy. The percentage depends upon the insured's age, sex and tobacco use status and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT.

We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. After being reduced by all of these amounts, the death benefit is referred to as the "net death benefit."

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SUBJECT TO CERTAIN RESTRICTIONS, YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION.
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           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

THE INTEGRATED TERM RIDER

The Integrated Term Rider (ITR) allows you to elect additional coverage for each insured person in the case (ITR face amount). The ITR may be elected when you purchase your policy, provided the case meets criteria set by AXA Equitable and described below. The ITR provides a term insurance benefit in addition to the death benefit provided by the "base policy" (the policy without the ITR). The "target amount" of a policy equals the base policy face amount plus any ITR face amount.

Under AXA Equitable's current rules, the eligibility for ITR and the maximum ITR face amount is based on the sum of the "target premiums" for all of the policies in the case purchased at the same time. A target premium for a policy relates only to the base policy for the insured (not any ITR), and it is identified in the illustration on that insured. The target premium for each policy depends upon the face amount of the base policy and the age, sex, and class of risk of the insured. Because the target premium relates only to the base policy, when you shift proposed target amount coverage from the base policy to the ITR, the target premium is reduced. That reduction in the target premium may affect your eligibility for ITR under the rules discussed below. If the sum of the target premiums for the policies in a case is less than $500,000, then you are not eligible for ITR. If the sum of the target premiums for the policies in a case is between $500,000 and $749,999, then you may purchase an ITR face amount of up to a maximum of 80% of the target amount. If the sum of the target premiums for the policies in a case is $750,000 or greater, then you may purchase an ITR face amount of up to a maximum of 90% of the target amount. As noted above, for purposes of these rules, the target premiums for the policies in the case are calculated after a proposed allocation of target amount is made between the base policies and ITR. AXA Equitable generally requires that the ratio of the ITR face amount to the target amount be the same for all policies being purchased for the case at the same time. For each policy, the minimum ITR face amount at issue is $50,000. AXA Equitable may change these rules in the future.

EXAMPLES. The following examples are for 10 policies in the same case and purchased at the same time. All insureds are assumed to be the representative insured male age 45 at issue, in the Guaranteed Issue non-tobacco user risk class, each with a target premium of $46.72 per $1,000 (0.04672) of base policy face amount.

..   If the sum of target amounts is $10,702,053 (or lower), the policies cannot have any ITR because the sum of target premiums with no ITR is $499,999 (0.04672 x $10,702,053).

..   If the sum of target amounts is $14,269,406 the policies can have up to 25%
    (or $3,567,352) of the target amount in the form of ITR, because the total target premium for the base policies (which would have a face amount of 75% x $14,269,406, or $10,702,055) is $500,000 (0.04672 x $10,702,055) at this level. Attempting to have more than 25% of target amount as ITR would result in a target premium of $499,999 or lower.

..   If the sum of target amounts is $21,404,110, the policies can have up to
    50% (or $10,702,055) of the target amount in the form of ITR , because the total target premium for the base policies (which would have a face amount of 50% x $21,404,110, or $10,702,055) is $500,000 (0.04672 x $10,702,055)
    at this level.

..   If the sum of target amounts is $160,530,822 (or higher), the policies can have up to 90% (or $144,477,740) of target amount in the form of ITR because the total target premium for the base policies (which would have a face amount of 10% x $160,530,822, or $16,053,082) is $750,000 (0.04672 x
    $16,053,082) at this level.

If you purchase ITR, then the total death benefit (or "benefit") we will pay if the insured person dies is:

..   Option A -- The higher of the target amount or the alternative death benefit, as described above, on the date of the insured person's death.

..   Option B -- The higher of the target amount plus the policy account value or the alternative death benefit, as described above, on the date of the insured person's death.

The total term insurance benefit provided by ITR is the difference between this total death benefit and the base policy death benefit. When the death benefit of the base policy exceeds the base policy face amount (or the base policy face amount plus policy account value for Option B), then the term insurance benefit provided by ITR is reduced dollar-for-dollar by the excess amount (but not below zero). This occurs when the alternative death benefit is higher than the Option A or Option B death benefit you have selected. Please note that when the ITR term insurance benefit is reduced in this manner the ITR face amount is not changing. Therefore the ITR term insurance benefit would be restored up to the ITR face amount if and when the alternative death benefit no longer applies. See the example below. If the ITR term insurance benefit is zero, a request to reduce the target amount would not reduce your total death benefit.

For example, assume the base death benefit varies according to the following schedule. The ITR will adjust to provide death benefit proceeds equal to the target amount death benefit each year. The following example assumes the policy has an initial base policy face amount of $500,000, an initial ITR face amount of $50,000, and Option A has been elected.

--------------------------------------------------
 BASE POLICY  TARGET AMOUNT
DEATH BENEFIT DEATH BENEFIT TERM INSURANCE BENEFIT
--------------------------------------------------
  $500,000      $550,000           $50,000
--------------------------------------------------
  $501,500      $550,000           $48,500
--------------------------------------------------
  $501,250      $550,000           $48,750
--------------------------------------------------


It is possible that the term insurance benefit under the rider may be eliminated entirely as a result of increases in the base policy death benefit. Using the above example, if the alternative death benefit grew to $550,000, the term insurance benefit would be reduced to zero. (It can never be reduced below zero.) Even though the term insurance benefit is reduced to zero, the rider will remain in effect. Therefore, if the alternative death benefit is reduced below $550,000, a term insurance benefit will be calculated to maintain the target amount at the requested level. For further information, please see "Appendix III: Integrated term rider examples" later in this prospectus.


Choosing term coverage under this rider, if available, in lieu of coverage under the base policy can reduce your current (non-guaranteed) cost of insurance and administrative charges. Our current non-guaranteed cost of insurance rates for the ITR are generally lower than those for the base policy during the first 10 policy years and

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS generally equal to or higher than those for the base policy after that. On the other hand, guaranteed maximum cost of insurance rates for ITR are higher than for the base policy. We reserve the right to raise the non-guaranteed cost of insurance rates for this rider at any time up to the guaranteed maximum. See "Cost of insurance charge" and "Integrated term rider (ITR) charge" in "More information about certain policy charges" for more information. Coverage under ITR is not subject to the per $1000 administrative charge.

Coverage under the base policy continues past age 100 with no deductions for cost of insurance or administrative charges (except for the mortality and expense risk charge) while coverage under ITR ends at age 100. Coverage under the base policy will continue as long as the insured person is alive and the policy is in force.

Coverage under ITR is not convertible. Convertibility refers to the ability to exchange coverage under ITR for coverage under the base policy or another policy without providing evidence of insurability.

There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under the ITR. These circumstances depend on many factors, including the premium levels and amounts of coverage you choose, as well as the age, sex, and rate class of each insured in the case.

To the extent you are eligible, use of the ITR instead of an equal amount of coverage under the base policy generally reduces commissions. Therefore, your agent will receive a higher commission for selling you a policy that does not include the ITR.

The ITR terminates when the base policy terminates or when the insured person reaches age 100. Otherwise, you may not terminate or cancel the ITR.

CHANGE OF DEATH BENEFIT OPTION

Starting in the third policy year you can change the death benefit option of the policy subject to our underwriting rules then in effect as to maximum age. If you change your death benefit option and ITR was not elected or while ITR is not in effect, we will adjust the base policy face amount. If you change your death benefit option while ITR is in effect, we will adjust the target amount. If you ask us to change from Option A to Option B, we will reduce the target amount (or base policy face amount, as applicable) by the amount in your policy account on the date the change takes effect. Reductions in target amount (or base policy face amount, as applicable) will be in the same order as specified under "Decreases" in "You can increase or decrease your insurance coverage" below. However, we will decline to make such change if it would reduce the base policy face amount to less than the minimum shown in your policy. If you ask us to change from Option B to Option A, will increase both the target amount (if applicable) and the base policy face amount by the amount in your policy account on the date the change takes effect. As a result, the ITR face amount (if applicable) will not change in connection with a change from Option B to Option A. Any increase in the base policy face amount that results from a change from Option B to Option A will not be subject to the per $1,000 administrative charge. Such reductions and increases in the target amount (or base policy face amount, as applicable) are made so that the total death benefit remains the same on the date the change takes effect. For this purpose, the policy account value is increased by the Enhanced Amount.

For example:

..   A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $100,000 currently on death benefit option B, changing to death benefit option A would have a new base policy face amount of $1,100,000 and a new target amount of $2,100,000. The ITR face amount would remain at $1,000,000.

..   A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $100,000 currently on death benefit option A, changing to death benefit option B would have a new target amount of $1,900,000 and a new ITR face amount of $900,000. The base policy face amount would remain at $1,000,000.

..   A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $1,100,000 currently on death benefit option A, changing to death benefit option B would have a new base policy face amount of $900,000 and a new target amount of $900,000. The ITR face amount would be reduced to zero.

A change from Option A to Option B is not permitted beyond the policy year in which the insured person reaches age 80 (not more than attained age 70 if the person is in the Guaranteed Issue or Preferred Plus rating class or 79 if the person is in a substandard rating class).

Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

You may request increases and decreases to your face amount or if you elected the ITR, your target amount. If you have not elected the ITR, any requested increase or decrease will affect your base policy's face amount. If you have elected the ITR, any requested increase or decrease will affect your policy's target amount. The target amount equals the base policy face amount plus the ITR face amount.

INCREASES. Starting in the second policy year and subject to our underwriting rules in effect at the time, you may ask us to increase the face amount (or target amount, as applicable). You may request an increase while the insured person is not more than attained age 80 (not more than attained age 70 if the insured person is in the Guaranteed Issue or Preferred Plus rating class or attained age 79 if the person is in a substandard rating class). You must provide evidence satisfactory to us of the insurability of the insured person. Any requested increase must be for at least $10,000.

If you elect the ITR rider, and you wish to increase your coverage, you may request a target amount increase. If approved, the increase will be applied to the base policy and ITR face amount in proportion to their respective face amounts at the time of policy issue.

An additional per $1,000 of face amount administrative charge will apply to the increase in base policy face amount for 20 years following any increase. The rate will be based on the insured's attained age

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS at the time of the increase. The increase will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. However, we will decline your request if the insured person does not qualify for the increase subject to our underwriting rules then in effect. If we approve your request we may apply a rating class for the increase different from that approved at issue or for a prior increase in coverage.

DECREASES. You may request a decrease in your policy's face amount (or target amount, as applicable) any time after the second year of your policy, but before the policy year in which the insured person reaches age 100. Any such reduction in coverage may not be less than $10,000. The decrease will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. The decrease will be applied as follows:

For policies that elect ITR:

a) first, to reduce the most recent increase in ITR face amount;
b) next, to reduce the next most recent ITR face amount increases successively;
c) next, to reduce the initial ITR face amount;
For all policies:
d) next, to reduce the most recent increase in base policy face amount;
e) next, to reduce the next most recent base policy face amount increases successively;
f) next, to reduce any increases resulting from death benefit option changes;
g) finally, to reduce the initial base policy face amount.

You may not reduce the base policy face amount below the minimum shown in the policy. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such a distribution to you in the future, on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable. Even if you decrease your face amount, you may not be reducing your death benefit if your policy account value causes an alternative higher death benefit to apply.

Please refer to "Tax information" for certain possible tax consequences of changing coverage.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of your policy account value (as defined under "Determining your policy's value" later in this prospectus), less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information. You can also make a partial withdrawal of $500 or more of your net policy account value at any time after the first year of your policy and before the policy anniversary nearest the insured's 100th birthday. See "Making withdrawals from your policy" later in this prospectus for more information. Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables below.

..   There may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net policy account value. We will automatically reduce your policy's death benefit as a result of a partial withdrawal. See "Effect of partial withdrawals on insurance coverage" under "Accessing your money" later in this prospectus.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE CORPORATE OWNED IL VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Corporate Owned IL is primarily intended for sales to corporate owners. In most cases, the policy is used to informally fund non-qualified deferred compensation plans and split-dollar arrangements. Please see "Tax Information" later in this Prospectus for more information, including "Business and employer owned policies."

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is AXA Equitable?


--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable
  P.O. Box 4869
  Syracuse, New York 13221
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable
  100 Madison Street
  Mail address 35-61
  Syracuse, New York 13202

  (for express delivery purposes only)

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

  1-800-947-3598
--------------------------------------------------------------------------------
 BY E-MAIL:

  csg@axa-equitable.com
--------------------------------------------------------------------------------
 BY FAX:

  1-315-477-3720

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);


(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.


OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;


(b)transfers among investment options (not submitted by e-mail); and


(c)changes in allocation percentages for premiums.

You can also change your allocation percentages, transfer among investment options and/or change your address by fax or by writing to our Administrative Office.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item.

We require the signature of a corporate officer (or similar individual with signing authority) for any partial withdrawal, surrender or loan request. If the signing officer is listed as an insured person, we require the co-signature of another corporate officer (or similar individual with signing authority) to surrender, request a loan, or make a partial withdrawal.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from Separate Account FP that represent our investments in Separate Account FP or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against Separate Account FP reflect its own investment experience and not the investment experience of AXA Equitable's other assets.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account FP. Although the Separate Account is registered, the SEC does not monitor the activity of Separate Account FP on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of Separate Account FP available under Corporate Owned IL invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

                             WHO IS AXA EQUITABLE?

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust and AXA VIP Premier Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP. With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Corporate Owned IL and other policies that Separate Account FP supports.

                             WHO IS AXA EQUITABLE?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as the Corporate Owned IL policy. These portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation Portfolios and the Target Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios, the Target Allocation Portfolios, and certain other affiliated Portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the Target Allocation Portfolios than certain other portfolios available to you under your policy. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Allocation Portfolios and the Target Allocation Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your policy account value may rise less than it would have without these defensive actions.

The investment strategies of the Portfolios are designed to reduce the overall volatility of your policy account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the policy. This approach, while reducing volatility, may also suppress the investment performance of your policy.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

PORTFOLIOS OF THE TRUSTS


----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                              INVESTMENT MANAGER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S), AS
 NAME                SHARE CLASS  OBJECTIVE                                   APPLICABLE)
----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital          .   AXA Equitable
  ALLOCATION                      appreciation.                                   Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current    .   AXA Equitable
  ALLOCATION                      income.                                         Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and         .   AXA Equitable
  CONSERVATIVE-PLUS               growth of capital, with a greater               Funds Management
  ALLOCATION                      emphasis on current income.                     Group, LLC
----------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital          .   AXA Equitable
  ALLOCATION                      appreciation and current income.                Funds Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital          .   AXA Equitable
  ALLOCATION                      appreciation and current income, with a         Funds Management
                                  greater emphasis on capital appreciation.       Group, LLC
----------------------------------------------------------------------------------------------------
MULTIMANAGER             A        Seeks to achieve long-term growth of        .   AllianceBernstein
  AGGRESSIVE EQUITY               capital with an emphasis on risk-adjusted       L.P.
                                  returns and managing volatility in the      .   AXA Equitable
                                  Portfolio.                                      Funds Management
                                                                                  Group, LLC
                                                                              .   ClearBridge
                                                                                  Investments, LLC
                                                                              .   GCIC US Ltd.
                                                                              .   Marsico Capital
                                                                                  Management, LLC
                                                                              .   T. Rowe Price
                                                                                  Associates, Inc.
                                                                              .   Westfield Capital
                                                                                  Management
                                                                                  Company, L.P.
----------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        A        Seeks to achieve a balance of high current  .   BlackRock
  BOND                            income and capital appreciation,                Financial
                                  consistent with a prudent level of risk.        Management, Inc.
                                                                              .   Pacific
                                                                                  Investment
                                                                                  Management
                                                                                  Company LLC
                                                                              .   SSgA Funds
                                                                                  Management, Inc.
----------------------------------------------------------------------------------------------------
MULTIMANAGER MID         A        Seeks to achieve long-term growth of        .   AXA Equitable
  CAP VALUE                       capital with an emphasis on risk-adjusted       Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                  .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Diamond Hill
                                                                                  Capital
                                                                                  Management, Inc.
                                                                              .   Knightsbridge
                                                                                  Asset Management,
                                                                                  LLC
                                                                              .   Lord, Abbett &
                                                                                  Co. LLC
----------------------------------------------------------------------------------------------------
MULTIMANAGER             A        Seeks to achieve high total return through  .   Pacific
  MULTI-SECTOR BOND               a combination of current income and             Investment
                                  capital appreciation.                           Management
                                                                                  Company LLC
                                                                              .   Post Advisory
                                                                                  Group, LLC
                                                                              .   SSgA Funds
                                                                                  Management, Inc.
----------------------------------------------------------------------------------------------------
MULTIMANAGER             A        Seeks to achieve long-term growth of        .   Allianz Global
  TECHNOLOGY                      capital.                                        Investors US LLC
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
                                                                              .   SSgA Funds
                                                                                  Management, Inc.
                                                                              .   Wellington
                                                                                  Management
                                                                                  Company, LLP
----------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------------------
                                                                                                   INVESTMENT MANAGER
                                                                                                   (OR SUB-ADVISER(S), AS
 AXA PREMIER VIP TRUST PORTFOLIO NAME    SHARE CLASS  OBJECTIVE                                    APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION                       B        Seeks the highest total return over time     .   AXA Equitable
                                                      consistent with its asset mix. Total return      Funds Management
                                                      includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION                       B        Seeks the highest total return over time     .   AXA Equitable
                                                      consistent with its asset mix. Total return      Funds Management
                                                      includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION                       B        Seeks the highest total return over time     .   AXA Equitable
                                                      consistent with its asset mix. Total return      Funds Management
                                                      includes capital growth and income.              Group, LLC
-------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION                       B        Seeks the highest total return over time     .   AXA Equitable
                                                      consistent with its asset mix. Total return      Funds Management
                                                      includes capital growth and income.              Group, LLC

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                                   INVESTMENT MANAGER
 CLASS IA SHARES                                                                                     (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                                                   APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH    Seeks to achieve long-term growth of capital.               .   AllianceBernstein
                                                                                                         L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY          Seeks to achieve capital appreciation and secondarily,      .   BlackRock
                                         income.                                                         Investment
                                                                                                         Management, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH             Seeks to achieve long-term growth of capital.               .   Capital Guardian
                                                                                                         Trust Company
---------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX                    Seeks to achieve a total return before expenses that        .   AllianceBernstein
                                         approximates the total return performance of the Russell        L.P.
                                         3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                      Seeks to achieve a total return before expenses that        .   AllianceBernstein
                                         approximates the total return performance of the S&P            L.P.
                                         500 Index, including reinvestment of dividends, at a risk
                                         level consistent with that of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS                    Seeks to achieve long-term growth of capital with an        .   AXA Equitable
                                         emphasis on risk-adjusted returns and managing volatility       Funds Management
                                         in the Portfolio.                                               Group, LLC
                                                                                                     .   BlackRock Capital
                                                                                                         Management, Inc.
                                                                                                     .   BlackRock
                                                                                                         Investment
                                                                                                         Management, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS        Seeks to achieve capital appreciation.                      .   GAMCO Asset
                                                                                                         Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE             Seeks to maximize capital appreciation.                     .   GAMCO Asset
                                                                                                         Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS                      Seeks to achieve capital growth and current income.         .   AXA Equitable
                                                                                                         Funds Management
                                                                                                         Group, LLC
                                                                                                     .   BlackRock
                                                                                                         Investment
                                                                                                         Management, LLC
                                                                                                     .   First
                                                                                                         International
                                                                                                         Advisors, LLC
                                                                                                     .   Wells Capital
                                                                                                         Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY            Seeks to achieve long-term capital appreciation with an     .   AXA Equitable
                                         emphasis on risk-adjusted returns and managing volatility       Funds Management
                                         in the Portfolio.                                               Group, LLC
                                                                                                     .   BlackRock
                                                                                                         Investment
                                                                                                         Management, LLC
                                                                                                     .   Morgan Stanley
                                                                                                         Investment
                                                                                                         Management Inc.
---------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                                        INVESTMENT MANAGER
 CLASS IA SHARES                                                                                          (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                                                        APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND          Seeks to achieve a total return before expenses that             .   AXA Equitable
                                         approximates the total return performance of the Barclays            Funds Management
                                         Intermediate U.S. Government Bond Index, including                   Group, LLC
                                         reinvestment of dividends, at a risk level consistent with that  .   SSgA Funds
                                         of the Barclays Intermediate U.S. Government Bond Index.             Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX            Seeks to achieve a total return (before expenses) that           .   AllianceBernstein
                                         approximates the total return performance of a composite             L.P.
                                         index comprised of 40% DJ EURO STOXX 50 Index, 25%
                                         FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                                         200 Index, including reinvestment of dividends, at a risk
                                         level consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS              Seeks to provide current income and long-term growth of          .   AXA Equitable
                                         income, accompanied by growth of capital with an                     Funds Management
                                         emphasis on risk-adjusted returns and managing volatility            Group, LLC
                                         in the Portfolio.                                                .   BlackRock
                                                                                                              Investment
                                                                                                              Management, LLC
                                                                                                          .   Northern Cross,
                                                                                                              LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES          Seeks to achieve long-term capital appreciation.                 .   J.P. Morgan
                                                                                                              Investment
                                                                                                              Management Inc.
--------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS                   Seeks to achieve long-term growth of capital with an             .   AXA Equitable
                                         emphasis on risk-adjusted returns and managing volatility            Funds Management
                                         in the Portfolio.                                                    Group, LLC
                                                                                                          .   BlackRock
                                                                                                              Investment
                                                                                                              Management, LLC
                                                                                                          .   Institutional
                                                                                                              Capital LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX                Seeks to achieve a total return before expenses that             .   AllianceBernstein
                                         approximates the total return performance of the Russell             L.P.
                                         1000 Growth Index, including reinvestment of dividends
                                         at a risk level consistent with that of the Russell 1000
                                         Growth Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS                 Seeks to provide long-term capital growth with an                .   AXA Equitable
                                         emphasis on risk-adjusted returns and managing volatility            Funds Management
                                         in the Portfolio.                                                    Group, LLC
                                                                                                          .   BlackRock
                                                                                                              Investment
                                                                                                              Management, LLC
                                                                                                          .   Marsico Capital
                                                                                                              Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS                  Seeks to achieve long-term growth of capital with an             .   AllianceBernstein
                                         emphasis on risk-adjusted returns and managing volatility            L.P.
                                         in the Portfolio.                                                .   AXA Equitable
                                                                                                              Funds Management
                                                                                                              Group, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE            Seeks to achieve capital appreciation and growth of              .   Lord, Abbett &
                                         income with reasonable risk.                                         Co. LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                         Seeks to achieve a total return before expenses that             .   SSgA Funds
                                         approximates the total return performance of the S&P                 Management, Inc.
                                         Mid Cap 400 Index, including reinvestment of dividends,
                                         at a risk level consistent with that of the S&P Mid Cap
                                         400 Index.
--------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS                    Seeks to achieve long-term capital appreciation with an          .   AXA Equitable
                                         emphasis on risk adjusted returns and managing volatility            Funds Management
                                         in the Portfolio.                                                    Group, LLC
                                                                                                          .   BlackRock
                                                                                                              Investment
                                                                                                              Management, LLC
                                                                                                          .   Wellington
                                                                                                              Management
                                                                                                              Company, LLP
--------------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                INVESTMENT MANAGER
 CLASS IA SHARES                                                                  (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                    APPLICABLE)
--------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income, preserve     .   The Dreyfus
                     its assets and maintain liquidity.                               Corporation
--------------------------------------------------------------------------------------------------------
EQ/MONTAG &          Seeks to achieve capital appreciation.                       .   Montag &
  CALDWELL GROWTH                                                                     Caldwell, LLC
--------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with         .   AllianceBernstein
                     moderate risk to capital.                                        L.P.
--------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein
  INDEX              the total return of the Russell 2000 Index.                      L.P.
--------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and          .   T. Rowe Price
  GROWTH STOCK       secondarily, income.                                             Associates, Inc.
--------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.                   .   Wells Capital
  OMEGA GROWTH                                                                        Management, Inc.


-------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE                                                                       INVESTMENT MANAGER
 FUNDS) - SERIES II                                                                                (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND   The fund's investment objective is to provide reasonable  .   Invesco Advisers,
                                         current income and long-term growth of income and             Inc.
                                         capital.
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND     The fund's investment objective is total return through   .   Invesco Advisers,
                                         growth of capital and current income.                         Inc.
                                                                                                   .   Invesco Asset
                                                                                                       Management Limited
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND   The fund's investment objective is long-term growth of    .   Invesco Advisers,
                                         capital.                                                      Inc.
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND    The fund's investment objective is long-term growth of    .   Invesco Advisers,
                                         capital.                                                      Inc.
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND       The fund's investment objective is long-term growth of    .   Invesco Advisers,
                                         capital.                                                      Inc.
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE                                                                     INVESTMENT MANAGER
 PORTFOLIOS, INC. - CLASS II                                                                   (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                                             APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND   The fund seeks long-term capital growth. Income is a  .   American Century
                                         secondary objective.                                      Investment
                                                                                                   Management, Inc.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                      INVESTMENT MANAGER
 AMERICAN FUNDS INSURANCE SERIES(R)                                                                   (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME - CLASS 4 SHARES              OBJECTIVE                                               APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND/SM(1)/       The fund's investment objective is to provide you with  .   Capital Research
                                              long-term growth of capital.                                and Management
                                                                                                          Company
----------------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)/(1)/                        The fund's investment objective is long-term capital    .   Capital Research
                                              appreciation.                                               and Management
                                                                                                          Company
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE SERIES                                                          INVESTMENT MANAGER
 FUNDS, INC. - CLASS III                                                            (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                              OBJECTIVE                              APPLICABLE)
----------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND        To seek high total investment return.  .   Advisor:
                                                                                        BlackRock
                                                                                        Advisors, LLC
                                                                                    .   Sub Advisor:
                                                                                        BlackRock
                                                                                        International
                                                                                        Limited
                                                                                    .   Sub Advisor:
                                                                                        BlackRock
                                                                                        Investment
                                                                                        Management, LLC

------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE                                                                   INVESTMENT MANAGER
 PRODUCTS (VIP) - SERVICE CLASS 2/(2)/                                                            (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                          OBJECTIVE                                                APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH    Seeks to maximize total return by allocating its assets  .   Fidelity
  PORTFOLIO                              among stocks, bonds, short-term instruments, and other       Management &
                                         investments.                                                 Research Company
                                                                                                      (FMR)
------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE
 PRODUCTS (VIP) - SERVICE                                                               INVESTMENT MANAGER
 CLASS 2/(2)/                                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME              OBJECTIVE                                                  APPLICABLE)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP              Seeks long-term capital appreciation.                      .   Fidelity
  CONTRAFUND(R) PORTFOLIO                                                                   Management &
                                                                                            Research Company
                                                                                            (FMR)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP              Seeks reasonable income. The fund will also consider the   .   Fidelity
  EQUITY-INCOME PORTFOLIO    potential for capital appreciation. The fund's goal is to      Management &
                             achieve a yield which exceeds the composite yield on the       Research Company
                             securities comprising the Standard & Poors(R) 500 Index        (FMR)
                             (S&P 500(R)).
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH &     Seeks high total return through a combination of current   .   Fidelity
  INCOME PORTFOLIO           income and capital appreciation.                               Management &
                                                                                            Research Company
                                                                                            (FMR)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME  Seeks a high level of current income, while also           .   Fidelity
  PORTFOLIO                  considering growth of capital.                                 Management &
                                                                                            Research Company
                                                                                            (FMR)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT   Seeks as high a level of current income as is consistent   .   Fidelity
  GRADE BOND PORTFOLIO       with the preservation of capital.                              Management &
                                                                                            Research Company
                                                                                            (FMR)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP      Seeks long-term growth of capital.                         .   Fidelity
  PORTFOLIO                                                                                 Management &
                                                                                            Research Company
                                                                                            (FMR)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MONEY        Seeks as high a level of current income as is consistent   .   Fidelity
  MARKET PORTFOLIO           with preservation of capital and liquidity.                    Management &
                                                                                            Research Company
                                                                                            (FMR)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP VALUE        Seeks capital appreciation.                                .   Fidelity
  PORTFOLIO                                                                                 Management &
                                                                                            Research Company
                                                                                            (FMR)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP VALUE        Seeks capital appreciation.                                .   Fidelity
  STRATEGIES PORTFOLIO                                                                      Management &
                                                                                            Research Company
                                                                                            (FMR)

--------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS                                                            INVESTMENT MANAGER
 TRUST - CLASS 2                                                                        (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME                OBJECTIVE                                                APPLICABLE)
--------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE       Seeks long-term total return.                            .   Franklin Advisory
  SECURITIES FUND                                                                           Services, LLC
--------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND  The Fund's principal investment goal is capital          .   Franklin Mutual
                               appreciation. Its secondary goal is income.                  Advisers, LLC
--------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND          Seeks high current income, consistent with preservation  .   Franklin
  SECURITIES FUND              of capital. Capital appreciation is a secondary              Advisers, Inc.
                               consideration.
--------------------------------------------------------------------------------------------------------------

 IVY FUNDS VARIABLE                                                              INVESTMENT MANAGER
 INSURANCE PORTFOLIOS                                                            (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME        OBJECTIVE                                                 APPLICABLE)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP          To seek to provide total return.                          .   Waddell & Reed Investment
  DIVIDEND                                                                           Management Company
  OPPORTUNITIES                                                                      (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH     To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME/(1)/          high current income and capital appreciation.                 Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY   To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                     Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID      To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                         Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP          To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                        Management Company
  TECHNOLOGY                                                                         (WRIMCO)
---------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                         Management Company
                                                                                     (WRIMCO)
---------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.                                               INVESTMENT MANAGER
 - SERVICE SHARES                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
----------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset
  EMERGING MARKETS                                              Management LLC
  EQUITY PORTFOLIO
----------------------------------------------------------------------------------

 MFS(R) VARIABLE
 INSURANCE TRUSTS                                                        INVESTMENT MANAGER
 - SERVICE CLASS                                                         (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                           APPLICABLE)
-----------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts
  INTERNATIONAL      appreciation.                                           Financial
  VALUE PORTFOLIO                                                            Services Company
-----------------------------------------------------------------------------------------------

MFS(R) UTILITIES     The fund's investment objective is to seek total return.  .   Massachusetts
  SERIES                                                                           Financial
                                                                                   Services Company


-----------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST                                                               INVESTMENT MANAGER
 - ADVISOR CLASS                                                               (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------
PIMCO REAL RETURN    Seeks maximum real return, consistent with preservation   .   Pacific
  PORTFOLIO          of real capital and prudent investment management.            Investment
                                                                                   Management
                                                                                   Company LLC
-----------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN   Seeks maximum total return, consistent with preservation  .   Pacific
  PORTFOLIO          of capital and prudent investment management.                 Investment
                                                                                   Management
                                                                                   Company LLC

-----------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT MANAGER
 EQUITY SERIES,                                                                (OR SUB-ADVISER(S), AS
 INC. PORTFOLIO NAME  OBJECTIVE                                                APPLICABLE)
-----------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks long-term capital appreciation through investment  .   T. Rowe Price
  HEALTH SCIENCES     in companies expected to benefit from changes in the         Associates, Inc.
  PORTFOLIO - II      health care, medicine or life sciences fields.

-------------------------------------------------------------------------------
 THE PRUDENTIAL
 SERIES FUND                                             INVESTMENT MANAGER
 - CLASS II                                              (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                           APPLICABLE)
-------------------------------------------------------------------------------
PRUDENTIAL SERIES    Seeks long-term growth of capital.  .   Prudential
  FUND NATURAL                                               Investments LLC
  RESOURCES                                              .   Jennison
  PORTFOLIO                                                  Associates LLC
-------------------------------------------------------------------------------

(1)Available on or about May 20, 2013, subject to regulatory approval.
(2)"Service Class 2" Share is defined in the current applicable underlying trust prospectuses.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-947-3598.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy account value. You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value, is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option other than in (iii), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. (Your policy and other supplemental material may refer to (ii) and (iii) above as our "Guaranteed Interest Account".) These amounts are subject to certain charges discussed in "Risk/benefit summary:
Charges and expenses you will pay," earlier in this prospectus.

Your "net policy account value" is your policy account value minus any outstanding policy loan and accrued loan interest.

Your "cash surrender value" is your policy account value plus the Enhanced Amount, if applicable.

Your "net cash surrender value" is your cash surrender value minus any outstanding policy loan and accrued loan interest.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. The account value that you have allocated to any variable investment option is invested in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transfer charges, if applicable, are deducted from that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium (after deduction of charges deducted from premiums), loan repayment, or transfer that you allocate to that option.

The value of your units will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes any amounts that have been allocated to that option, based on your request. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. There are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed interest option are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
TRANSFERS OUT OF OUR GUARANTEED INTEREST OPTION ARE MORE LIMITED.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any year is the greater of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to these services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (see "Disruptive transfer activity" in "More information about other matters.")

HOW TO MAKE TRANSFERS

You may submit a written request for a transfer to our Administrative Office.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly or quarterly transfers from the EQ/Money Market option to our other variable investment options. If you elect the automatic transfer service on a monthly basis, transfers will occur on the 10th day of each policy month. If you elect the automatic transfer service on a quarterly basis, transfers will occur on the 10th day of the last month of each calendar quarter. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service with a minimum total transfer amount of $250.

You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to match the planned periodic premium allocation percentages. You can accomplish this automatically through our asset rebalancing service. The rebalancing will occur on the 10th day of the last month of a calendar quarter.

The guaranteed interest option is not available for rebalancing. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office. You may change your

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS allocation instructions by changing the planned periodic premium allocation percentages or discontinue participation in the asset rebalancing service at any time.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many policy owners, the result can be simultaneous transfers involving large amounts of account value. Such transfers can disrupt the orderly management of the portfolios underlying the policy, can result in higher costs to policy owners, and are generally not compatible with the long-range goals of policy owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the variable investment options, and the managements of the variable investment options share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple policy owners, we may not honor such transfers. We will notify you in writing if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the policy owners in whose names they have been submitted. These procedures will not, however, prevent policy owners from making their own transfer requests.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

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BORROWING FROM YOUR POLICY

You may borrow up to 90% of your policy account value, reduced by any loans (and accrued loan interest) you have outstanding before the policy year in which the insured reaches age 75 (100% thereafter). Each new loan you request must be at least $500.

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YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT, IN MOST CASES, PAYING CURRENT INCOME TAX. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
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When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we may credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. The annual interest rate we credit on your loan collateral will never be less than 2%. We guarantee that the differential between the annual interest rate we charge and the annual interest rate we credit will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on cash surrender value is likely to be. A policy loan can similarly affect the insurance proceeds payable on death.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax Information" later in this prospectus for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time while the insured person is alive and this policy is in force. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as if they were premium payments.

Failure to repay a policy loan or to pay loan interest will not terminate this policy unless at the beginning of a policy month your net policy account value is less than the total monthly deduction then due, if any. In that case, the "Grace Period" provision will apply.

A policy loan may have a permanent effect on your benefits under this policy even if it is repaid. During any period in which there is an outstanding loan, the interest rate we credit to the loaned portion of your policy account may be different than the rate we credit to the unloaned portion of your policy account.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net policy account value (defined earlier in this Prospectus) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100. The request must be for at least $500, however, and we have discretion to decline any request. A partial withdrawal will result in a reduction in the cash surrender value and in your policy account equal to the amount withdrawn as well as a reduction in your total death benefit. A partial withdrawal in the second policy year will further reduce the cash surrender value by 30% times 2.25% times the amount withdrawn if the Enhanced Amount is

                             ACCESSING YOUR MONEY
included in the cash surrender value. We will take the withdrawal from all of your investment options in proportion to your value in each.

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YOU CAN WITHDRAW ALL OR PART OF YOUR NET POLICY ACCOUNT VALUE, ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
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EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. We will not permit a partial withdrawal that would reduce the base policy face amount below the minimum stated in your policy, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If the death benefit is Option A (and coverage under the ITR has not been elected), and the death benefit minus the amount to be withdrawn is less than the base policy face amount, the base policy face amount will be reduced to the death benefit minus the amount to be withdrawn. Any reduction in base policy face amount will be applied as follows: first, to reduce the most recent increase in base policy face amount; next, to reduce the next most recent base policy face amount increases successively; next, to reduce any increases resulting from death benefit option changes; finally, to reduce the initial base policy face amount.

If additional coverage under the ITR has been elected and the death benefit is Option A, and the total death benefit minus the amount to be withdrawn is less than the target amount, the target amount will be reduced to the total death benefit minus the amount to be withdrawn. Any reduction in target amount will be applied as follows: first, to reduce the most recent increase in ITR face amount; next, to reduce the next most recent ITR face amount increases successively; next, to reduce the initial ITR face amount; next, to reduce the most recent increase in base policy face amount; next, to reduce the next most recent base policy face amount increases successively; next, to reduce any increases resulting from death benefit option changes; finally, to reduce the initial base policy face amount.

If death benefit Option B is in effect, whether or not additional coverage under the ITR has been elected, a partial withdrawal also reduces the death benefit, but does not affect the the target amount or the base policy face amount.

Under either death benefit option, the partial withdrawal will result in a reduction in your total death benefit.

A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due.

You should refer to "Tax information" later in this Prospectus, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy at any time and we will pay you the net cash surrender value. The net cash surrender value includes the Enhanced Amount, except as described in the next paragraph.

If your policy is being exchange or replaced with another life insurance policy or annuity contract on the insured person including (but not limited to) any transaction qualifying for income tax free exchange treatment under
Section 1035 of the Code or any similar or successor provision thereof, you will receive the net policy account value. In other words, even if the surrender is made during the first 14 policy years, the Enhanced Amount will not be available under such circumstances.

Please refer to "Tax information" later in this Prospectus for the possible tax consequences of surrendering your policy.

                             ACCESSING YOUR MONEY

8. Tax information

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This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. For example, income tax consequences for corporate taxpayers may differ as a result of the impact of corporate alternative minimum tax provisions under which a portion of policy gains or death benefits can increase a corporation's alternative minimum tax calculation. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

A policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy will generally not be subject to federal income tax; and

..   increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below under "Business and employer owned policies," and for the discussion of insurable interest under "Other Information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the cash surrender value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A material change for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy face amount or certain other changes. In the case of CVAT tested policies, this will occur when premiums paid exceed the necessary premium limit for the policy before the change.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in the policy face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. In addition, if you have elected the guideline premium test, changes made to your policy, for example, a decrease in the policy face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of policy account value that may be maintained under the policy or your ability to pay additional premiums due to the maximum amount of policy account value that may be maintained under the policy relative to the base policy face amount. We may also be required to provide a higher death benefit notwithstanding the decrease in the policy face amount in order to assure that your policy continues to qualify as life insurance. Under either test, in some cases, we may take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includable as income. See "Other information" later in this section.

                                TAX INFORMATION

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your cash surrender value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your cash surrender value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by AXA Equitable (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such

                                TAX INFORMATION
business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million for indexed for inflation ($5.250 million in 2013). A portability rule generally permits a surviving spouse to carry-over the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2013, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy is being purchased pursuant to a split-dollar arrangement you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent.

                                TAX INFORMATION

The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later and you may incur penalties under the estimated income tax rules. In some cases, where generation-skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen. For Puerto Rico and other jurisdictions, income is considered U.S. source income.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of the Separate Account, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over

                                TAX INFORMATION
these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any taxable income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest account values and/or the ability to make frequent transfers under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account.

                                TAX INFORMATION

9. More information about policy features and benefits

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OTHER BENEFITS YOU CAN ADD BY RIDER


You may be eligible for the following optional benefits we currently make available by rider:


..   term insurance on each insured person in the case (Integrated Term rider)
    (see "The Integrated Term rider" in "About your life insurance benefit" under "Risk/benefit summary: Policy features, benefits and risks")


..   Policy Continuation Rider (see "Policy Continuation Rider" under
    "Risk/benefit summary: Policy features, benefits and risks")

AXA Equitable or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify a rider, at any time before it becomes effective as part of your policy.


See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of changing the death benefits under a rider.

CUSTOMER LOYALTY CREDIT


We provide a monthly Customer Loyalty Credit at an annual rate of 0.20% on a current (non-guaranteed) basis. In the first ten policy years, the credit reduces a portion of the monthly Mortality and Expense Risk Charge from 0.35% (annual rate) to 0.15% (annual rate) on a current (non-guaranteed) basis. In policy years 11 and later, the credit is added to the policy account value each month on a current (non-guaranteed) basis. The credit will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.


VARIATIONS AMONG CORPORATE OWNED IL POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

AXA Equitable also may vary or waive the charges and other terms of Corporate Owned IL where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Corporate Owned IL. We will make such variations only in accordance with uniform rules that we establish.

AXA Equitable or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT of death benefit. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for your net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your net cash surrender value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

10. More information about certain policy charges

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DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 2.25% from each premium payment you send us (not to exceed 4.50% for policies issued in Oregon and Puerto Rico). Beginning in the eighth policy year, currently we reduce this charge to 0% (2.25% for policies issued in Oregon and Puerto Rico). The premium charge is designed in part to defray sales expenses we incur that are based on premium payments.

.. CHARGE FOR STATE AND LOCAL TAXES. This charge is designed to approximate certain taxes imposed upon us, such as premium taxes which may apply. This charge may be increased or decreased to reflect any changes in our taxes. The charge for state and local taxes currently ranges from 0% to 5%, and is deducted from each premium payment you send us. In addition, if an insured person changes his or her residence, you should notify us to change our records so that the charge will reflect the new jurisdiction. Any change based on a change in the insured's address will take effect on the date the insured's address change is recorded by us. You cannot deduct our charge to you as state or local taxes on your federal income tax return.

.. CHARGE FOR FEDERAL TAXES. We deduct a charge of 1.25% from each premium payment that you send us for various Federal income tax expenses that we incur.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge of up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

SPECIAL SERVICES CHARGES


We currently do not impose a charge for special services. However, we reserve the right, upon advance notice to you, to deduct a charge for providing the special services described below. These charges would be for compensating us for the expense of processing each special service. For certain services, we would deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may also discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We reserve the right to charge a maximum of $90 for outgoing wire transfers. Unless you specify otherwise, this charge would be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We reserve the right to charge a maximum of $35 for sending you a check by express mail delivery. This charge would be deducted from the amount you request.

.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we reserve the right to charge a maximum of $25. The charge for this service could be paid
(i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We reserve the right to charge a maximum of $35 for providing a copy of your policy. The charge for this service could be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. If you request a policy history there is currently no charge. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service could be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we reserve the right to charge a maximum of $25.


PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

.. COST OF INSURANCE CHARGE. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Assuming there have been no requested face amount increases, the monthly cost of insurance charge at the beginning of any policy month equals the cost of insurance charge rate multiplied by our amount at risk at that time, divided by $1,000. Our cost of insurance charge rate is based on a number of factors, including but not limited to the insured person's age, sex, class of risk, and tobacco user status, and the policy year in which the charge is being deducted. Our amount at risk is (1) the death benefit of the base policy at the time the charge is calculated, (2) minus the policy account value at that time.

The monthly cost of insurance rate applicable to the initial base policy face amount is determined at the time the policy is issued. If we approve any subsequent increase in the base policy face amount (or an increase in target amount, resulting in a base policy face amount increase), a separate cost of insurance rate applies to each such "layer" of base policy face amount increase. The cost of insurance rate for each such layer of increase is based on a number of factors, including but not limited to the insured person's age, sex, class of risk, and tobacco user status at the time of the increase, and the number of years since the increase. If there are any decreases in base policy face amount, such decreases first reduce (in reverse order) any layers of prior base policy face amount increase that then remain in force and then reduce any remaining portion of the initial base policy face amount.

In calculating our amount at risk under death benefit Option A, if more than one layer of base policy face amount is in force, we subtract the policy account value first from the oldest layer(s) in chronological order. This means that the cost of insurance charge when Option A is in effect tends to be based to a greater extent on the cost of insurance rates that are associated with the more recent layers of base policy face amount that remain in force. On the other hand, the cost of insurance charge when Option B is in effect is based on the cost of insurance rates that are associated with all layers of base policy face amount that remain in force, regardless of when each layer was created. Under both death benefit Option A and Option B, if the alternative death benefit described in "Alternative higher death benefit in certain cases" exceeds the basic Option A or Option B death benefit, the cost of insurance rate that applies to the excess will be the rate associated with the most recently-established of such layers.

Generally, the cost of insurance rate increases from one year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.04 and $83.33 per $1,000 of the amount for which we are at risk for any coverage layer under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). Changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Corporate Owned IL policies are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table. For all other policies, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Table.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies.

You may generally ask us to review the tobacco habits of any insured person in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application and may include criteria other than tobacco use status, as well as a definition of tobacco user different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any changes please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Reduced cost of insurance rates may apply to certain policies issued for groups that satisfy our requirements which may include requirements regarding the number and policy account values of in-force policies, as well as the number and face amount of prospective policies to be issued and the first year premium for those policies.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

We deduct a monthly charge at an annual rate of 0.35% during the first 10 policy years, 0.10% in policy years 11 and in all policy years thereafter for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.50% and 0.35%, respectively. The charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. Each policy year (but not beyond the policy anniversary date when the insured person is attained age 100), we deduct $10 from your policy account value at the beginning of each policy month. We reserve the right to increase or decrease this latter amount in the future, although it will never exceed $15. In addition, we deduct between $0.15 and $0.70 per $1,000 of your initial base policy face amount and any base policy face amount increase at the beginning of each policy month in the first 20 policy years and any 20 year period following a face amount increase. Any increase in the base policy face amount that results from a change from death benefit Option B to death benefit Option A will not be subject to the per $1,000 administrative charge. The administrative charge is intended, in part, to compensate us for the costs of administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. The loan interest spread will not exceed 1%. We deduct this charge on each policy anniversary date or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loan is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

.. INTEGRATED TERM RIDER (ITR) CHARGE. If you choose this rider, we deduct an amount from your policy account value on the first day of each month while the rider is in effect. This charge is designed, in part, to compensate us for the additional insurance risk we take on in providing the rider and the administrative costs involved in administering it. This amount is between $0.04 and $83.33 per $1,000 of term insurance benefit for each term coverage layer on a guaranteed basis. For most insured persons at most ages, the current (non-guaranteed) rates for this rider are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

Assuming there have been no requested increases in target amount, the charge for coverage under the ITR at the beginning of any policy month generally equals the ITR cost of insurance rate multiplied by the amount of term insurance benefit under the ITR at that time, divided by $1,000. The ITR cost of insurance rate is based on a number of factors, including but not limited to the insured person's age, sex, class of risk, and tobacco user status and the policy year in which the charge is being deducted.

The ITR cost of insurance rate for the initial ITR face amount is determined at the time the policy is issued. If we subsequently approve any increase in target amount, resulting in an increase in ITR face amount, a new ITR cost of insurance rate will be calculated for each such "layer" of ITR face amount increase. The ITR cost of insurance rate for each such layer of increase is based on a number of factors, including but not limited to the insured person's age, sex, class of risk, and tobacco user status at the time of the increase and the number of years since the increase. If there are any decreases in target amount, such decreases first reduce (in reverse order) any layers of prior ITR face amount increase that then remain in force and then reduce any remaining portion of initial ITR face amount. (If all ITR layers are eliminated, such decreases then reduce (in reverse order) any layers of base policy face amount as described above.)

In some circumstances (which are discussed earlier in this prospectus under "The Integrated Term Rider"), the term insurance benefit can be less than the ITR face amount. In that case, the ITR charge is assessed only on the term insurance benefit, which means that no ITR charge is imposed for the portion of the ITR face amount that exceeds the term insurance benefit. If more than one layer of ITR face amount is then in force, the ITR face amount that is not subject to the charge will be deemed to be attributable first to the oldest of such layer(s), in the order in which those layers were established. This means that the ITR charge tends to be based to a greater extent on the ITR cost of insurance rates that are associated with the more recent layers of ITR face amount that then remain in force.

Generally, the ITR cost of insurance rate increases from one year to the next. This happens automatically because of the insured person's increasing age.


The following aspects of the ITR charge are similar to the cost of insurance charge: (1) generally lower charge rates for females than males, and for non-tobacco users than for tobacco users; (2) additional charge amounts for insured persons who present particular health, occupational or avocational risks; (3) your right, after policy issuance, to request a review of any circumstances that may justify reduced ITR charges for the insured person; and
(4) possible reduced rates for certain groups. Accordingly, you should review the discussion of these subjects that appears above under "Cost of insurance charge."


Choosing term coverage under this rider, if available, in lieu of coverage under the base policy can reduce your current (non-guaranteed) cost of insurance and administrative charges. Our current non-guaranteed cost of insurance rates for ITR are generally lower than those for the base policy during the first 10 policy years and generally equal to or higher than those for the base policy after that. On the other hand, guaranteed maximum cost of insurance rates for ITR are higher than for the base policy. We reserve the right to raise the non-guaranteed cost of insurance rates for this rider at any time up to the guaranteed maximum.


POLICY CONTINUATION CHARGE. There is no charge for this rider unless and until it is exercised. If this rider is exercised, there is a one-time charge. This charge is equal to the policy account value on the date this rider is exercised multiplied by the Policy Continuation Charge Rate shown in your policy. This rate is based on the age of the insured person on the date this rider is exercised and your choice of a life insurance qualification test. See "Your choice of a life insurance qualification test and limits on premium payments" under "How you can pay for and contribute to your policy" in "Risk/benefit summary: Policy features and risks" earlier in your Prospectus. The maximum rate for a policy with the guideline premium test is 5%. The maximum rate for a policy with the cash value accumulation test is 18.95%.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees (not applicable to all portfolios).

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the policy in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

                 MORE INFORMATION ABOUT CERTAIN POLICY CHARGES

11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate fax number if the item is a type we accept by that means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments

..   processing of refund (if you exercise your right to cancel the policy within a certain number of days)

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   increases in face amount or target amount

..   decreases in face amount or target amount

..   changes in death benefit option

..   restoration of lapsed policies

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar cost averaging service) occur on the 10th day of each policy month (monthly frequency) or on the 10th day of the last month of each calendar quarter (quarterly frequency). If you request the automatic transfer service in your original policy application, the first transfer will occur as of the 10th day of the second policy month after your policy's initial Allocation Date (monthly frequency) or the 10th day of the last month of the next calendar quarter following the Allocation Date (quarterly frequency). If you request this service at any later time, we make the first such transfer as of the 10th day of month (monthly frequency) or the 10th day of the last month of the calendar quarter (quarterly frequency) that coincides with or follows the date we receive your request. There is no charge associated with this service.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the 10th day of the last month of the next calendar quarter. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur on the 10th day of the last month of each calendar quarter. There is no charge associated with this service.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date we receive your request for a surrender in good order.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

..   If you submit the full initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or
    (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we receive your minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. The Investment Start Date is the latest of: (1) the business day we receive the minimum initial premium at our Administrative Office; (2) the Register Date of your policy; and (3) the issue date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless
(1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "AXA Equitable."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to AXA Equitable, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than AXA Equitable and endorsed over to AXA Equitable only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments, which provide new guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being replaced with another life or annuity contract.

We require the signature of a corporate officer (or similar individual with signing authority) to effect a surrender request. If the signing officer is listed as an insured person, we require the co-signature of another corporate officer (or similar individual with signing authority) to effect a surrender request.

Finally, in order for your surrender request to be complete, you must return your policy to us.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Corporate Owned IL in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Corporate Owned IL policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will generally not be greater than the comparable male rates under a gender-specific Corporate Owned IL policy.

          MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, the request will not be processed and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your policy is in a grace period; or (2) we receive notice of the insured person's death. Similarly, the asset rebalancing service will terminate if either (1) or (2) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the

                     MORE INFORMATION ABOUT OTHER MATTERS

"affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of net death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any net death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any net death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any net death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of policy owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Corporate Owned IL from one investment option and put them into another;

..   end the registration of, or re-register, Separate Account FP under the
    Investment Company Act of 1940;

..   operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect Separate Account FP;

                     MORE INFORMATION ABOUT OTHER MATTERS

..   operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisors or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. We also may make other changes in the policies that do not reduce any cash surrender value, net policy account value, death benefit, account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with all applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value, net cash surrender value, policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-947-3598 if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account FP. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on policies sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisor financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

                     MORE INFORMATION ABOUT OTHER MATTERS

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.


AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of an AXA Equitable policy than it pays for the sale of a policy or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable policy over a policy or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on AXA Equitable policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation paid by AXA Equitable to AXA Distributors will generally not exceed 37% of the premiums you pay up to one target premium in your policy's first year; plus 2% of any additional premiums you pay in the policy's first year; plus 11.5% of the premiums you pay up to one target premium in the second through seventh policy years; plus 2% of any additional premiums you pay in the second through seventh policy years; plus 2.75% of the premiums you pay up to one target premium in the eighth through fifteenth policy years; plus 2% for any additional premiums you pay in the eighth through fifteenth policy years; plus 1.5% of the premiums you pay up to one target premium in the sixteenth policy year and later; plus 1% of any additional premiums you pay in the sixteenth policy year and later. In addition, there is compensation of up to 0.5%, 0.2%, 0.15% and 0.1% annually based on the unloaned policy account value in policy years 1, 2 through 10, 11 though 20, and 21 and later, respectively. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.


Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as

                     MORE INFORMATION ABOUT OTHER MATTERS

"compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services


American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.


Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network


LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect on Separate Account FP, our ability to meet our obligations under the policies, or the distribution of the policies.

CONSENT TO JURISDICTION

The owner of this policy at the time the policy is issued, regardless of current residence, agrees that the owner shall be subject to jurisdiction over its person in any court in the United States in any litigation involving this policy. Furthermore, any subsequent transfer of ownership to an owner(s) who is not a resident of the United States will subject the owner to jurisdiction over its person in any court in the United States regarding any litigation involving this policy. By accepting ownership of this policy, an owner agrees to be subject to jurisdiction over its person in the United States. The parties to this contract agree that any action involving this contract shall be brought in any court in the United States of America in which venue is proper. The parties to this contract also agree that the law of the state in which the application for this policy is signed shall be the law applied in any dispute over the contract. This acceptance of jurisdiction of the United States by an owner shall also be binding upon any beneficiary or beneficiaries now or hereafter designated by such owner. For purposes of this provision, United States shall mean the fifty states, the District of Columbia, Puerto Rico, and the United States Virgin Islands.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of Separate Account FP and AXA Equitable

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The financial statements of Separate Account FP, as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI").

The financial statements of AXA Equitable have relevance for the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-947-3598 and requesting to speak with a customer service representative.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND AXA EQUITABLE

14. Personalized illustrations

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ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, life insurance qualification test, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2012 (or expected to be incurred in 2013, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses a simple average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2012. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

                              -------------------


Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. Appendix II to this prospectus contains an arithmetic hypothetical illustration.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: Examples of how the Policy Continuation Rider works


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Below are examples of how the Policy Continuation Rider works and how minimum benefit requirements are met. The examples detail the key components during the year that a sample policy goes on policy continuation.

EXAMPLE 1: POLICY WITH THE GUIDELINE PREMIUM TEST (GPT)

For this sample policy, the federal qualification test for life insurance is the Guideline Premium Test and Death Benefit Option A is in effect. The policy was issued to a male non-smoker. The policy is not in grace period and is not now a Modified Endowment Contract, nor will it become one when the Policy Continuation Rider (PCR) is exercised.




                                                              NET
                         POLICY                 ACCRUED     POLICY       NET        POLICY
POLICY       GUARANTEED  ACCOUNT     LOAN         LOAN      ACCOUNT     DEATH        FACE
 YEAR  MONTH  CHARGES   VALUE/(A)/  BALANCE   INTEREST/(B)/  VALUE   BENEFIT/(C)/   AMOUNT
--------------------------------------------------------------------------------------------
  32    1     $      0  $3,651,261 $3,467,698   $  1,000    $182,563  $365,126    $1,500,000
--------------------------------------------------------------------------------------------
  32    2     $182,563  $3,477,253 $3,467,698   $ 12,356    $      0  $174,003    $1,500,000
--------------------------------------------------------------------------------------------
  32    3     $      0  $3,485,829 $3,467,698   $ 23,748    $      0  $174,572    $1,500,000
--------------------------------------------------------------------------------------------
  32    4     $      0  $3,494,426 $3,467,698   $ 35,178    $      0  $175,144    $1,500,000
--------------------------------------------------------------------------------------------
  32    5     $      0  $3,503,044 $3,467,698   $ 46,646    $      0  $175,717    $1,500,000
--------------------------------------------------------------------------------------------
  32    6     $      0  $3,511,683 $3,467,698   $ 58,151    $      0  $176,292    $1,500,000
--------------------------------------------------------------------------------------------
  32    7     $      0  $3,520,344 $3,467,698   $ 69,694    $      0  $176,870    $1,500,000
--------------------------------------------------------------------------------------------
  32    8     $      0  $3,529,026 $3,467,698   $ 81,274    $      0  $177,449    $1,500,000
--------------------------------------------------------------------------------------------
  32    9     $      0  $3,537,730 $3,467,698   $ 92,893    $      0  $178,030    $1,500,000
--------------------------------------------------------------------------------------------
  32    10    $      0  $3,546,455 $3,467,698   $104,549    $      0  $178,612    $1,500,000
--------------------------------------------------------------------------------------------
  32    11    $      0  $3,555,201 $3,467,698   $116,244    $      0  $179,197    $1,500,000
--------------------------------------------------------------------------------------------
  32    12    $      0  $3,563,969 $3,467,698   $127,977    $      0  $179,784    $1,500,000
--------------------------------------------------------------------------------------------


(a)The policy account value reflects a hypothetical annual crediting rate on loan collateral of 3%.
(b)The amounts in this column reflect the Accrued Loan Interest based on a hypothetical annual rate of 4%. The maximum rate is the greater of (a) 3% or
   (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. In Month 2 and all subsequent months, the amounts are calculated as follows:
   The previous Accrued Loan Interest, plus the monthly loan interest rate (0.32737% which is equivalent to 4% annually), multiplied by the Loan Balance plus the previous Accrued Loan Interest. For example, the Accrued Loan Interest for Month 2 is calculated as follows: $1,000 + 0.32737% x ($3,467,698 + $1,000) = $12,356
(c)The amounts in this column reflect the Net Death Benefit. The amounts are calculated as follows: The Death Benefit is the greatest of: (a) the Policy Account Value or the outstanding loan and accrued loan interest, whichever is greater, multiplied by a percentage shown in your policy for the insured person's age (nearest birthday) at the beginning of each policy year, (b) the outstanding loan and accrued loan interest on the insured person's date of death plus $10,000, or (c) the current base policy face amount. The Net Death Benefit is the Death Benefit less Loan Balance and the Accrued Loan Interest. Therefore, the Net Death Benefit for Month 2 is calculated as follows: [the greatest of: (a) [the maximum of ($3,477,253, $3,467,698 + $12,356)] x 1.05; (b) ($3,467,698 + $12,356+ $10,000); (c) ($1,500,000)]
   less ($3,467,698 + $12,356). That is, [the greatest of [$3,654,057;
   $3,490,054; $1,500,000] - ($3,467,698 + $12,356) = $174,003

The policy owner may exercise the Policy Continuation Rider at the beginning of the second month of this year because the following additional conditions are also satisfied:

   (1)The policy owner is attained age 78, and the policy year is 32, meeting the minimum age (75) and duration (15 years) requirements;

   (2)the loan balance and accrued loan interest ($3,467,698 + $1,000 = $3,468,698) exceeds the current policy face amount ($1,500,000);

   (3)the loan balance and accrued loan interest ($3,467,698 + $1,000 = $3,468,698) equals or exceeds the Policy Account Value, multiplied by the applicable Policy Continuation Trigger Percentage (shown in the policy) ($3,651,261 x 95% = $3,468,698); and

   (4)the Net Policy Account Value ($182,563) is sufficient to cover the Policy Continuation Benefit Charge, which equals the Policy Account Value times the Policy Continuation Benefit Charge rate of 5%, which is the maximum rate for a policy with the Guideline Premium Test ($3,651,261 x 5% = $182,563).

        APPENDIX I: EXAMPLES OF HOW THE POLICY CONTINUATION RIDER WORKS

EXAMPLE 2: POLICY WITH THE CASH VALUE ACCUMULATION TEST (CVAT)

For this sample policy, the federal qualification test for life insurance is the Cash Value Accumulation Test and Death Benefit Option A is in effect. The policy was issued to a male non-smoker. The policy is not in grace period and is not now a Modified Endowment Contract, nor will it become one when the Policy Continuation Rider (PCR) is exercised.




                                                              NET
                         POLICY                 ACCRUED     POLICY       NET        POLICY
POLICY       GUARANTEED  ACCOUNT     LOAN         LOAN      ACCOUNT     DEATH        FACE
 YEAR  MONTH  CHARGES   VALUE/(A)/  BALANCE   INTEREST/(B)/  VALUE   BENEFIT/(C)/   AMOUNT
--------------------------------------------------------------------------------------------
  32..  1     $      0  $3,651,261 $3,020,418   $  1,000    $629,843 $1,988,112   $1,500,000
--------------------------------------------------------------------------------------------
  32..  2     $629,843  $3,028,870 $3,020,418   $ 10,891    $      0 $1,127,647   $1,500,000
--------------------------------------------------------------------------------------------
  32..  3     $      0  $3,036,340 $3,020,418   $ 20,815    $      0 $1,131,339   $1,500,000
--------------------------------------------------------------------------------------------
  32..  4     $      0  $3,043,829 $3,020,418   $ 30,771    $      0 $1,135,042   $1,500,000
--------------------------------------------------------------------------------------------
  32..  5     $      0  $3,051,335 $3,020,418   $ 40,760    $      0 $1,138,758   $1,500,000
--------------------------------------------------------------------------------------------
  32..  6     $      0  $3,058,861 $3,020,418   $ 50,782    $      0 $1,142,486   $1,500,000
--------------------------------------------------------------------------------------------
  32..  7     $      0  $3,066,405 $3,020,418   $ 60,836    $      0 $1,146,226   $1,500,000
--------------------------------------------------------------------------------------------
  32..  8     $      0  $3,073,967 $3,020,418   $ 70,923    $      0 $1,149,979   $1,500,000
--------------------------------------------------------------------------------------------
  32..  9     $      0  $3,081,549 $3,020,418   $ 81,043    $      0 $1,153,744   $1,500,000
--------------------------------------------------------------------------------------------
  32..  10    $      0  $3,089,149 $3,020,418   $ 91,197    $      0 $1,157,521   $1,500,000
--------------------------------------------------------------------------------------------
  32..  11    $      0  $3,096,767 $3,020,418   $101,383    $      0 $1,161,310   $1,500,000
--------------------------------------------------------------------------------------------
  32..  12    $      0  $3,104,405 $3,020,418   $111,603    $      0 $1,165,112   $1,500,000
--------------------------------------------------------------------------------------------


(a)The policy account value reflects a hypothetical annual crediting rate on loan collateral of 3%.
(b)The amounts in this column reflect the Accrued Loan Interest based on a hypothetical annual rate of 4%. The maximum rate is the greater of (a) 3% or
   (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. In Month 2 and all subsequent months, the amounts are calculated as follows:
   The previous Accrued Loan Interest, plus the monthly loan interest rate (0.32737% which is equivalent to 4% annually), multiplied by the Loan Balance plus the previous Accrued Loan Interest. For example, the Accrued Loan Interest for Month 2 is calculated as follows: $1,000 + 0.32737% x ($3,020,418 + $1,000) = $10,891
(c)The amounts in this column reflect the Net Death Benefit. The amounts are calculated as follows: The Death Benefit is the greatest of: (a) the Policy Account Value or the outstanding loan and accrued loan interest, whichever is greater, multiplied by a percentage shown in your policy for the insured person's age (nearest birthday) at the beginning of each policy year, (b) the outstanding loan and accrued loan interest on the insured person's date of death plus $10,000, or (c) the current base policy face amount. The Net Death Benefit is the Death Benefit less Loan Balance and the Accrued Loan Interest. Therefore, the Net Death Benefit for Month 2 is calculated as follows: [the greatest of: (a) [the maximum of ($3,028,870, $3,020,418 + $10,891)] x 1.372; (b) ($3,020,418 + $10,891 + $10,000); (c) ($1,500,000)]
   less ($3,020,418 + $10,891). That is, [the greatest of [$4,158,956;
   $3,041,309; $1,500,000] - ($3,020,418 + $10,891) = $1,127,647

The policy owner may exercise the Policy Continuation Rider at the beginning of the second month of this year because the following additional conditions are also satisfied:

   (1)The policy owner is attained age 78, and the policy year is 32, meeting the minimum age (75) and duration (15 years) requirements;

   (2)the loan balance and accrued loan interest ($3,020,418 + $1,000 = $3,021,418) exceeds the current policy face amount ($1,500,000);

   (3)the loan balance and accrued loan interest ($3,020,418 + $1,000 = $3,021,418) equals or exceeds the Policy Account Value, multiplied by the applicable Policy Continuation Trigger Percentage (shown in the policy) ($3,651,261 x 80% = $2,921,009); and

   (4)the Net Policy Account Value ($629,843) is sufficient to cover the Policy Continuation Benefit Charge, which equals the Policy Account Value times the Policy Continuation Benefit Charge rate of 17.25%, which is the rate for a policy in which the insured has attained age 78 with the Cash Value Accumulation Test ($3,651,261 x 17.25% = $629,843).

After the policy goes on policy continuation, future premium payments, partial withdrawals and requested policy changes are not allowed (See "Effect of Policy Continuation" above). The policy, however, does not lapse and continues in force during the illustrated year and in all subsequent years. Loan interest continues to be due on each policy anniversary, and if not paid when due, is added to the outstanding loan.

        APPENDIX I: EXAMPLES OF HOW THE POLICY CONTINUATION RIDER WORKS

Appendix II: Hypothetical illustrations


--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and cash surrender value (which assumes that your surrender would qualify for the Enhanced Amount) of the policy under certain hypothetical circumstances that we assume solely for this purpose. The Enhanced Amount is the difference between the account value and the corresponding cash surrender value. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule, life insurance qualification test, and face amount under death benefit option A and death benefit option B. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for an insured person who is a 45-year-old guaranteed issue risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. You should consider that many forecasters are calling for somewhat lower returns in the years ahead. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%.

After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the net annual rates of return that correspond to the three gross rates mentioned above would be (1.03)%, 4.91% and 10.85%. These net annual rates of return do not reflect the mortality and expense risk charge or the other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

Tables are provided for each of the two death benefit options. The illustrations are based on a charge for state and local tax expenses of 2.0% and the premium charge for policies issued in jurisdictions other than Oregon and Puerto Rico, as described in "More information about certain policy charges". The tables headed "Using Current Charges" assume that the current rates for all charges deducted by AXA Equitable will apply in each year illustrated. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no loans or withdrawals are made,
(ii) no decreases in coverage are requested and (iii) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.61%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.42%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. THESE RATES DO NOT REFLECT EXPENSE LIMITATION ARRANGEMENTS IN EFFECT WITH RESPECT TO CERTAIN OF THE UNDERLYING PORTFOLIOS. IF THOSE ARRANGEMENTS HAD BEEN ASSUMED, THE POLICY VALUES WOULD BE HIGHER THAN THOSE SHOWN IN THE FOLLOWING TABLES. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations," earlier in this prospectus.

                    APPENDIX II: HYPOTHETICAL ILLUSTRATIONS

CORPORATE OWNED INCENTIVE LIFESM
$750,000 FACE AMOUNT

MALE, ISSUE AGE 45, GUARANTEED ISSUE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $35,050*
USING CURRENT CHARGES
USING CASH VALUE ACCUMULATION TEST


---------------------------------------------------------------------------------------------------------------------
                               DEATH BENEFIT                   ACCOUNT VALUE               CASH SURRENDER VALUE
          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST   ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR     ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------------
                      0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS
---------------------------------------------------------------------------------------------------------------------
   1     $   36,803   $750,000 $  750,000 $   750,000 $ 29,827 $   31,698 $    33,572 $ 34,587 $   36,458 $    38,331
---------------------------------------------------------------------------------------------------------------------
   2     $   75,445   $750,000 $  750,000 $   750,000 $ 59,208 $   64,808 $    70,634 $ 68,397 $   73,997 $    79,823
---------------------------------------------------------------------------------------------------------------------
   3     $  116,020   $750,000 $  750,000 $   750,000 $ 88,138 $   99,388 $   111,555 $100,689 $  111,939 $   124,105
---------------------------------------------------------------------------------------------------------------------
   4     $  158,623   $750,000 $  750,000 $   750,000 $116,652 $  135,542 $   156,785 $132,340 $  151,230 $   172,473
---------------------------------------------------------------------------------------------------------------------
   5     $  203,357   $750,000 $  750,000 $   750,000 $144,751 $  173,346 $   206,794 $161,768 $  190,363 $   223,811
---------------------------------------------------------------------------------------------------------------------
   6     $  250,327   $750,000 $  750,000 $   820,083 $172,427 $  212,873 $   262,050 $190,651 $  231,097 $   280,274
---------------------------------------------------------------------------------------------------------------------
   7     $  299,646   $750,000 $  771,147 $   965,752 $199,728 $  254,244 $   322,984 $217,878 $  272,394 $   341,134
---------------------------------------------------------------------------------------------------------------------
   8     $  314,629   $750,000 $  761,029 $ 1,009,836 $193,846 $  262,796 $   353,601 $208,798 $  277,748 $   368,553
---------------------------------------------------------------------------------------------------------------------
   9     $  330,360   $750,000 $  752,621 $ 1,059,319 $187,900 $  271,664 $   387,312 $200,030 $  283,794 $   399,442
---------------------------------------------------------------------------------------------------------------------
  10     $  346,878   $750,000 $  750,000 $ 1,118,117 $181,872 $  280,851 $   424,406 $192,870 $  291,849 $   435,404
---------------------------------------------------------------------------------------------------------------------
  15     $  442,714   $750,000 $  750,000 $ 1,502,523 $152,122 $  336,389 $   682,344 $152,122 $  336,389 $   682,344
---------------------------------------------------------------------------------------------------------------------
  20     $  565,028   $750,000 $  773,166 $ 2,107,940 $118,900 $  405,223 $ 1,104,790 $118,900 $  405,223 $ 1,104,790
---------------------------------------------------------------------------------------------------------------------
  25     $  721,134   $750,000 $  843,312 $ 3,030,817 $ 89,850 $  502,869 $ 1,807,285 $ 89,850 $  502,869 $ 1,807,285
---------------------------------------------------------------------------------------------------------------------
  30     $  920,371   $750,000 $  919,709 $ 4,356,830 $ 37,549 $  616,841 $ 2,922,086 $ 37,549 $  616,841 $ 2,922,086
---------------------------------------------------------------------------------------------------------------------
  35     $1,174,652         ** $1,010,822 $ 6,311,045       ** $  750,982 $ 4,688,741       ** $  750,982 $ 4,688,741
---------------------------------------------------------------------------------------------------------------------
  40     $1,499,187         ** $1,122,555 $ 9,236,344       ** $  906,017 $ 7,454,677       ** $  906,017 $ 7,454,677
---------------------------------------------------------------------------------------------------------------------
  45     $1,913,384         ** $1,261,547 $13,678,088       ** $1,084,735 $11,761,039       ** $1,084,735 $11,761,039
---------------------------------------------------------------------------------------------------------------------
  50     $2,442,017         ** $1,436,227 $20,518,311       ** $1,295,065 $18,501,633       ** $1,295,065 $18,501,633
---------------------------------------------------------------------------------------------------------------------
  55     $3,116,702         ** $1,626,823 $30,621,412       ** $1,574,852 $29,643,187       ** $1,574,852 $29,643,187
---------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of policy years one through seven. The death benefit, account value and cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX II: HYPOTHETICAL ILLUSTRATIONS

CORPORATE OWNED INCENTIVE LIFESM
$750,000 FACE AMOUNT

MALE, ISSUE AGE 45, GUARANTEED ISSUE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $35,050*
USING GUARANTEED CHARGES
USING CASH VALUE ACCUMULATION TEST


---------------------------------------------------------------------------------------------------------------
                              DEATH BENEFIT                 ACCOUNT VALUE             CASH SURRENDER VALUE
          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
---------------------------------------------------------------------------------------------------------------
                      0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
---------------------------------------------------------------------------------------------------------------
   1     $   36,803   $750,000 $750,000 $   750,000 $ 28,366 $ 30,189 $    32,015 $ 33,126 $ 34,949 $    36,775
---------------------------------------------------------------------------------------------------------------
   2     $   75,445   $750,000 $750,000 $   750,000 $ 56,215 $ 61,622 $    67,250 $ 65,403 $ 70,810 $    76,438
---------------------------------------------------------------------------------------------------------------
   3     $  116,020   $750,000 $750,000 $   750,000 $ 83,550 $ 94,355 $   106,048 $ 96,101 $106,905 $   118,598
---------------------------------------------------------------------------------------------------------------
   4     $  158,623   $750,000 $750,000 $   750,000 $110,456 $128,530 $   148,870 $126,144 $144,218 $   164,558
---------------------------------------------------------------------------------------------------------------
   5     $  203,357   $750,000 $750,000 $   750,000 $136,933 $164,213 $   196,146 $153,950 $181,230 $   213,163
---------------------------------------------------------------------------------------------------------------
   6     $  250,327   $750,000 $750,000 $   779,870 $162,954 $201,447 $   248,307 $181,178 $219,671 $   266,531
---------------------------------------------------------------------------------------------------------------
   7     $  299,646   $750,000 $750,000 $   916,093 $188,513 $240,300 $   305,444 $206,663 $258,450 $   323,594
---------------------------------------------------------------------------------------------------------------
   8     $  314,629   $750,000 $750,000 $   949,754 $180,832 $246,112 $   331,673 $195,784 $261,064 $   346,625
---------------------------------------------------------------------------------------------------------------
   9     $  330,360   $750,000 $750,000 $   987,722 $173,009 $251,997 $   360,314 $185,139 $264,127 $   372,444
---------------------------------------------------------------------------------------------------------------
  10     $  346,878   $750,000 $750,000 $ 1,033,623 $164,971 $257,903 $   391,503 $175,969 $268,901 $   402,501
---------------------------------------------------------------------------------------------------------------
  15     $  442,714   $750,000 $750,000 $ 1,317,916 $121,262 $289,360 $   598,509 $121,262 $289,360 $   598,509
---------------------------------------------------------------------------------------------------------------
  20     $  565,028   $750,000 $750,000 $ 1,742,502 $ 64,380 $318,648 $   913,261 $ 64,380 $318,648 $   913,261
---------------------------------------------------------------------------------------------------------------
  25     $  721,134         ** $750,000 $ 2,343,693       ** $353,619 $ 1,397,551       ** $353,619 $ 1,397,551
---------------------------------------------------------------------------------------------------------------
  30     $  920,371         ** $750,000 $ 3,149,613       ** $376,112 $ 2,112,416       ** $376,112 $ 2,112,416
---------------------------------------------------------------------------------------------------------------
  35     $1,174,652         ** $750,000 $ 4,227,750       ** $362,232 $ 3,140,973       ** $362,232 $ 3,140,973
---------------------------------------------------------------------------------------------------------------
  40     $1,499,187         ** $750,000 $ 5,666,853       ** $236,493 $ 4,573,731       ** $236,493 $ 4,573,731
---------------------------------------------------------------------------------------------------------------
  45     $1,913,384         **       ** $ 7,589,083       **       ** $ 6,525,437       **       ** $ 6,525,437
---------------------------------------------------------------------------------------------------------------
  50     $2,442,017         **       ** $10,190,340       **       ** $ 9,188,764       **       ** $ 9,188,764
---------------------------------------------------------------------------------------------------------------
  55     $3,116,702         **       ** $13,852,590       **       ** $13,410,058       **       ** $13,410,058
---------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of policy years one through seven. The death benefit, account value and cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX II: HYPOTHETICAL ILLUSTRATIONS

CORPORATE OWNED INCENTIVE LIFESM
$750,000 FACE AMOUNT

MALE, ISSUE AGE 45, GUARANTEED ISSUE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $33,630*
USING CURRENT CHARGES
USING GUIDELINE PREMIUM TEST


-----------------------------------------------------------------------------------------------------------------------
                                DEATH BENEFIT                    ACCOUNT VALUE               CASH SURRENDER VALUE
          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR      ANNUAL INVESTMENT RETURN OF:     ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
-----------------------------------------------------------------------------------------------------------------------
                       0% GROSS   6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS
-----------------------------------------------------------------------------------------------------------------------
   1     $   35,312   $  783,148 $  784,939 $   786,732 $ 28,483 $   30,274 $    32,066 $ 33,148 $   34,939 $    36,732
-----------------------------------------------------------------------------------------------------------------------
   2     $   72,389   $  815,521 $  820,873 $   826,441 $ 56,507 $   61,860 $    67,428 $ 65,521 $   70,873 $    76,441
-----------------------------------------------------------------------------------------------------------------------
   3     $  111,320   $  846,381 $  857,121 $   868,738 $ 84,055 $   94,796 $   106,412 $ 96,381 $  107,121 $   118,738
-----------------------------------------------------------------------------------------------------------------------
   4     $  152,197   $  876,562 $  894,576 $   914,836 $111,155 $  129,169 $   149,429 $126,562 $  144,576 $   164,836
-----------------------------------------------------------------------------------------------------------------------
   5     $  195,118   $  904,508 $  931,746 $   963,607 $137,796 $  165,034 $   196,895 $154,508 $  181,746 $   213,607
-----------------------------------------------------------------------------------------------------------------------
   6     $  240,186   $  931,852 $  970,325 $ 1,017,149 $163,955 $  202,428 $   249,252 $181,852 $  220,325 $   267,149
-----------------------------------------------------------------------------------------------------------------------
   7     $  287,507   $  957,507 $1,009,298 $ 1,074,897 $189,683 $  241,473 $   307,072 $207,507 $  259,298 $   324,897
-----------------------------------------------------------------------------------------------------------------------
   8     $  337,193   $  980,892 $1,048,199 $ 1,136,934 $215,692 $  282,998 $   371,734 $230,892 $  298,199 $   386,934
-----------------------------------------------------------------------------------------------------------------------
   9     $  389,365   $1,003,925 $1,089,022 $ 1,205,824 $241,233 $  326,330 $   443,132 $253,925 $  339,022 $   455,824
-----------------------------------------------------------------------------------------------------------------------
  10     $  444,144   $1,028,078 $1,133,320 $ 1,283,751 $266,285 $  371,527 $   521,958 $278,078 $  383,320 $   533,751
-----------------------------------------------------------------------------------------------------------------------
  15     $  761,971   $1,138,267 $1,385,545 $ 1,820,505 $388,267 $  635,545 $ 1,070,505 $388,267 $  635,545 $ 1,070,505
-----------------------------------------------------------------------------------------------------------------------
  20     $1,167,608   $1,249,422 $1,716,656 $ 2,736,163 $499,422 $  966,656 $ 1,986,163 $499,422 $  966,656 $ 1,986,163
-----------------------------------------------------------------------------------------------------------------------
  25     $1,685,315   $1,357,466 $2,142,172 $ 4,279,789 $607,466 $1,392,172 $ 3,529,789 $607,466 $1,392,172 $ 3,529,789
-----------------------------------------------------------------------------------------------------------------------
  30     $2,346,055   $1,435,278 $2,656,487 $ 6,842,762 $685,278 $1,906,487 $ 6,092,762 $685,278 $1,906,487 $ 6,092,762
-----------------------------------------------------------------------------------------------------------------------
  35     $3,189,346   $1,474,244 $3,272,852 $11,107,461 $724,244 $2,522,852 $10,357,461 $724,244 $2,522,852 $10,357,461
-----------------------------------------------------------------------------------------------------------------------
  40     $4,265,621   $1,448,663 $3,987,960 $18,316,222 $698,663 $3,237,960 $17,444,021 $698,663 $3,237,960 $17,444,021
-----------------------------------------------------------------------------------------------------------------------
  45     $5,639,252   $1,324,824 $4,786,911 $30,522,400 $574,824 $4,036,911 $29,068,953 $574,824 $4,036,911 $29,068,953
-----------------------------------------------------------------------------------------------------------------------
  50     $7,392,392   $1,074,398 $5,654,006 $49,110,138 $324,398 $4,904,006 $48,360,138 $324,398 $4,904,006 $48,360,138
-----------------------------------------------------------------------------------------------------------------------
  55     $9,629,892           ** $6,592,189 $81,672,927       ** $5,842,189 $80,864,284       ** $5,842,189 $80,864,284
-----------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX II: HYPOTHETICAL ILLUSTRATIONS

CORPORATE OWNED INCENTIVE LIFESM
$750,000 FACE AMOUNT

MALE, ISSUE AGE 45, GUARANTEED ISSUE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $33,630*
USING GUARANTEED CHARGES
USING GUIDELINE PREMIUM TEST


-----------------------------------------------------------------------------------------------------------------------
                                DEATH BENEFIT                    ACCOUNT VALUE               CASH SURRENDER VALUE
          PREMIUMS
END OF  ACCUMULATED
POLICY AT 5% INTEREST    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
 YEAR     PER YEAR      ANNUAL INVESTMENT RETURN OF:     ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
-----------------------------------------------------------------------------------------------------------------------
                       0% GROSS   6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS  0% GROSS  6% GROSS   12% GROSS
-----------------------------------------------------------------------------------------------------------------------
   1     $   35,312   $  781,632 $  783,371 $   785,112 $ 26,966 $   28,705 $    30,447 $ 31,632 $   33,371 $    35,112
-----------------------------------------------------------------------------------------------------------------------
   2     $   72,389   $  812,359 $  817,502 $   822,855 $ 53,346 $   58,488 $    63,842 $ 62,359 $   67,502 $    72,855
-----------------------------------------------------------------------------------------------------------------------
   3     $  111,320   $  841,459 $  851,707 $   862,799 $ 79,133 $   89,382 $   100,473 $ 91,459 $  101,707 $   112,799
-----------------------------------------------------------------------------------------------------------------------
   4     $  152,197   $  869,820 $  886,919 $   906,162 $104,413 $  121,512 $   140,755 $119,820 $  136,919 $   156,162
-----------------------------------------------------------------------------------------------------------------------
   5     $  195,118   $  895,894 $  921,634 $   951,762 $129,182 $  154,922 $   185,050 $145,894 $  171,634 $   201,762
-----------------------------------------------------------------------------------------------------------------------
   6     $  240,186   $  921,292 $  957,510 $ 1,001,614 $153,394 $  189,613 $   233,717 $171,292 $  207,510 $   251,614
-----------------------------------------------------------------------------------------------------------------------
   7     $  287,507   $  944,857 $  993,437 $ 1,055,000 $177,032 $  225,613 $   287,175 $194,857 $  243,437 $   305,000
-----------------------------------------------------------------------------------------------------------------------
   8     $  337,193   $  965,580 $1,028,454 $ 1,111,391 $200,037 $  262,910 $   345,848 $215,580 $  278,454 $   361,391
-----------------------------------------------------------------------------------------------------------------------
   9     $  389,365   $  985,608 $1,064,751 $ 1,173,460 $222,397 $  301,540 $   410,249 $235,608 $  314,751 $   423,460
-----------------------------------------------------------------------------------------------------------------------
  10     $  444,144   $1,006,479 $1,103,916 $ 1,243,320 $244,026 $  341,462 $   480,867 $256,479 $  353,916 $   493,320
-----------------------------------------------------------------------------------------------------------------------
  15     $  761,971   $1,092,687 $1,315,106 $ 1,707,385 $342,687 $  565,106 $   957,385 $342,687 $  565,106 $   957,385
-----------------------------------------------------------------------------------------------------------------------
  20     $1,167,608   $1,168,404 $1,575,713 $ 2,469,778 $418,404 $  825,713 $ 1,719,778 $418,404 $  825,713 $ 1,719,778
-----------------------------------------------------------------------------------------------------------------------
  25     $1,685,315   $1,223,670 $1,883,464 $ 3,703,348 $473,670 $1,133,464 $ 2,953,348 $473,670 $1,133,464 $ 2,953,348
-----------------------------------------------------------------------------------------------------------------------
  30     $2,346,055   $1,233,629 $2,220,168 $ 5,677,737 $483,629 $1,470,168 $ 4,927,737 $483,629 $1,470,168 $ 4,927,737
-----------------------------------------------------------------------------------------------------------------------
  35     $3,189,346   $1,168,077 $2,554,799 $ 8,826,608 $418,077 $1,804,799 $ 8,076,608 $418,077 $1,804,799 $ 8,076,608
-----------------------------------------------------------------------------------------------------------------------
  40     $4,265,621   $  970,723 $2,816,431 $13,826,395 $220,723 $2,066,431 $13,076,395 $220,723 $2,066,431 $13,076,395
-----------------------------------------------------------------------------------------------------------------------
  45     $5,639,252           ** $2,882,263 $21,951,071       ** $2,132,263 $20,905,782       ** $2,132,263 $20,905,782
-----------------------------------------------------------------------------------------------------------------------
  50     $7,392,392           ** $2,584,478 $34,004,228       ** $1,834,478 $33,254,228       ** $1,834,478 $33,254,228
-----------------------------------------------------------------------------------------------------------------------
  55     $9,629,892           ** $1,734,179 $53,945,513       ** $  984,179 $53,195,513       ** $  984,179 $53,195,513
-----------------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX II: HYPOTHETICAL ILLUSTRATIONS

Appendix III: Integrated term rider examples


--------------------------------------------------------------------------------

The following examples describe how the ITR operates based on certain hypothetical assumptions regarding base policy face amount, ITR fact amount, death benefit election, owner classification and testing method.

Examples of how ITR operates:

Suppose a policy in which the insured at issue is a 35 year old male, standard non-smoker. The base policy has a $1 million base policy face amount and $500,000 ITR face amount -- giving a target amount of $1.5 million. The policy owner elects death benefit Option A and the CVAT test for tax compliance.

1. If the policy account value at the beginning of the 11th policy year is $400,000 --

   then the death benefit of the base policy would be the greater of the base policy face amount ($1 million) and the stated percentage of the policy account value. Since the stated percentage is 345.5% the death benefit of the base policy would be $1.382 million ($400,000 x 3.455). The term insurance benefit would be its $500,000 ITR face amount less the excess of $1.382 million over $1 million ($382,000). The term insurance benefit would thus be $118,000 ($500,000 - $382,000).

   The total death benefit of the base policy and the ITR would be $1.5 million ($1.382 million + $118,000), which equals the target amount.

2. If the policy account value at the beginning of the 11th policy year is $600,000 --

   then the death benefit of the base policy would be the greater of the base policy face amount ($1 million) and the stated percentage of the policy account value. Since the stated percentage is 345.5% the death benefit of the base policy would be $2.073 million ($600,000 x 3.455). The term insurance benefit would be its $500,000 ITR face amount less the excess of $2.073 million over $1 million ($1.073 million) but not less than zero. The term insurance benefit would thus be zero ($500,000 - $1.073 million).

   The total death benefit of the base policy and the ITR would be $2.073 million, which equals the alternative death benefit.

Suppose a policy in which the insured at issue is a 35 year old male, standard non-smoker. The base policy has a $1 million base policy face amount and $500,000 ITR face amount -- giving a target amount of $1.5 million. The policy owner elects death benefit Option B and the guideline premium test for tax compliance.

1. If the policy account value at the beginning of the 11th policy year is $600,000 --

   then the death benefit of the base policy would be the greater of the base policy face amount plus the policy account value ($1.6 million) and the stated percentage of the policy account value. Since the stated percentage is 215% ($600,000 x 2.15 = $1.29 million), the death benefit of the base policy would remain at $1.6 million. The term insurance benefit would be its $500,000 face.

   The total death benefit of the base policy and the ITR would be $2.1 million ($1.6 million + $500,000), which equals the target amount plus the policy account value.

2. If the policy account value at the beginning of the 11th policy year is $900,000 --

   then the death benefit of the base policy would be the greater of the base policy face amount plus the policy account value ($1.9 million) and the stated percentage of the policy account value. Since the stated percentage is 215% the death benefit of the base policy would be $1.935 million ($900,000 x 2.15). Then the term insurance benefit would be its $500,000 ITR face amount less the excess of $1.935 million over $1.9 million ($35,000). The term insurance benefit would be $465,000 ($500,000 - $35,000).

   The total death benefit of the base policy and the ITR would be $2.4 million ($1.5 million + $900,000), which equals the target amount plus the policy account value.

3. If the policy account value at the beginning of the 11th policy year is $1.4 million --

   then the death benefit of the base policy would be the greater of the base policy face amount plus the policy account value ($2.4 million) and the stated percentage of the policy account value. Since the stated percentage is 215% the death benefit of the base policy would be $3.01 million ($1.4 million x 2.15). Then the term insurance benefit would be its $500,000 face amount less the excess of $3.01 million over $2.4 million ($610,000) but not less than zero. The term insurance benefit would be zero ($500,000 - $610,000).

   The total death benefit of the base policy and the ITR would be $3.01 million, which equals the alternative death benefit.

                                     III-1

                 APPENDIX III: INTEGRATED TERM RIDER EXAMPLES

Requesting more information


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2013, is incorporated into this prospectus by reference and is available upon request free of charge by calling our toll free number at 1-800-947-3598 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 4869, Syracuse, New York 13221. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-947-3598, or asking your financial professional.

You may visit the SEC's website at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to the Separate Account and the policies. You can also review and copy information about the Separate Account, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04335

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to AXA Equitable            2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2

                                                                      811-04335

Corporate Owned Incentive Life

An individual flexible premium variable life insurance policy issued by AXA Equitable Life Insurance Company with variable investment options offered under AXA Equitable's Separate Account FP.

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2013


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Corporate Owned Incentive Life ("Corporate Owned IL") prospectus, dated May 1, 2013. The prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of AXA Equitable's Separate Account FP. Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into AXA Equitable, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor. The guaranteed interest option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the Administrative Office (AXA Equitable, P.O. Box 4869, Syracuse, New York 13221), by calling toll free, 1-800-947-3598, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Ways we pay policy proceeds                                  2

        Distribution of the policies                                 2

        Underwriting a policy                                        2

        Insurance regulation that applies to AXA Equitable           2

        Custodian and independent registered public accounting firm  2

        Financial statements                                         2




Copyright 2013 AXA Equitable Life Insurance Company, New York, New York 10104.

                             All rights reserved.

                                                                        #417157

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement, dated as of May 1, 1994, as amended, between AXA Advisors and AXA Equitable. For each of the years 2012, 2011 and 2010, AXA Advisors was paid an administrative services fee of $325,380. AXA Equitable paid AXA Advisors as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account FP, $630,130,187 in 2012, $529,410,459 in 2011 and $576,147,169 in 2010. Of these,
AXA Advisors retained $371,036,017, $268,084,019 and $364,376,758, respectively.

Under a distribution agreement between AXA Distributors and AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account FP, AXA Equitable paid AXA Distributors (or EDI, as applicable) as the distributor of certain policies, including these policies, and as the principal underwriter of several AXA Equitable's separate accounts, including Separate Account FP, $575,594,540 in 2012, $562,732,447 in 2011, and $399,625,078 in 2010. Of these,
AXA Distributors (or EDI, as applicable) retained $16,167,554, $15,092,209, and $10,963,063, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO AXA EQUITABLE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account FP. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period ended December 31, 2012, and the consolidated financial statements of AXA Equitable at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the policies.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2012..............  A-3
   Statements of Operations for the Year Ended December 31, 2012........ A-35
   Statements of Changes in Net Assets for the Years Ended December 31,
     2012 and 2011...................................................... A-54
   Notes to Financial Statements........................................ A-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2012 and 2011..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2012, 2011 and 2010...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2012,
     2011 and 2010......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2012, 2011 and 2010................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

                                  A-1  #413661

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                   AMERICAN CENTURY
                                                      ALL ASSET       VP MID CAP    AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    GROWTH-ALT 20*    VALUE FUND     ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    -------------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $10,924,386     $13,515,366     $120,768,819   $9,132,163    $39,025,813
Receivable for The Trusts shares sold..............       19,831         216,125               --           --         95,938
Receivable for policy-related transactions.........           --              --          223,100        4,346             --
                                                     -----------     -----------     ------------   ----------    -----------
   Total assets....................................   10,944,217      13,731,491      120,991,919    9,136,509     39,121,751
                                                     -----------     -----------     ------------   ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --              --          223,100        4,346             --
Payable for policy-related transactions............       19,742         214,835               --           --         95,938
                                                     -----------     -----------     ------------   ----------    -----------
   Total liabilities...............................       19,742         214,835          223,100        4,346         95,938
                                                     -----------     -----------     ------------   ----------    -----------
NET ASSETS.........................................  $10,924,475     $13,516,656     $120,768,819   $9,132,163    $39,025,813
                                                     ===========     ===========     ============   ==========    ===========

NET ASSETS:
Accumulation Unit Value............................   10,924,475      13,516,656      120,695,310    9,132,163     39,023,330
Retained by AXA Equitable in Separate Account FP...           --              --           73,509           --          2,483
                                                     -----------     -----------     ------------   ----------    -----------
TOTAL NET ASSETS...................................  $10,924,475     $13,516,656     $120,768,819   $9,132,163    $39,025,813
                                                     ===========     ===========     ============   ==========    ===========

Investments in shares of The Trusts, at cost.......  $10,869,235     $12,976,407     $114,991,905   $8,877,744    $39,351,682
The Trusts shares held
   Class A.........................................           --              --        5,849,721           --      2,983,544
   Class B.........................................      591,678              --        6,296,893      727,113      1,080,085
   Class II........................................           --         926,344               --           --             --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,304,517
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........           258
                                                       ----------
   Total assets....................................     3,304,775
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............           258
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................           258
                                                       ----------
NET ASSETS.........................................    $3,304,517
                                                       ==========

NET ASSETS:
Accumulation Unit Value............................     3,304,517
Retained by AXA Equitable in Separate Account FP...            --
                                                       ----------
TOTAL NET ASSETS...................................    $3,304,517
                                                       ==========

Investments in shares of The Trusts, at cost.......    $3,246,290
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       270,146
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                           AXA          AXA
                                                    AXA CONSERVATIVE AXA CONSERVATIVE-   GROWTH      MODERATE
                                                       STRATEGY*     PLUS ALLOCATION*   STRATEGY*   ALLOCATION*
                                                    ---------------- ----------------- ----------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,129,290       $34,310,547    $12,964,769 $1,027,732,506
Receivable for The Trusts shares sold..............       501,126             3,040             --        320,893
Receivable for policy-related transactions.........            --                --         58,779             --
                                                       ----------       -----------    ----------- --------------
   Total assets....................................     1,630,416        34,313,587     13,023,548  1,028,053,399
                                                       ----------       -----------    ----------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............            --                --         58,779             --
Payable for policy-related transactions............       501,126             3,040             --        705,422
                                                       ----------       -----------    ----------- --------------
   Total liabilities...............................       501,126             3,040         58,779        705,422
                                                       ----------       -----------    ----------- --------------
NET ASSETS.........................................    $1,129,290       $34,310,547    $12,964,769 $1,027,347,977
                                                       ==========       ===========    =========== ==============

NET ASSETS:
Accumulation Unit Value............................     1,129,290        34,307,654     12,964,769  1,024,358,364
Accumulation non unitized..........................            --                --             --      2,815,189
Retained by AXA Equitable in Separate Account FP...            --             2,893             --        174,424
                                                       ----------       -----------    ----------- --------------
TOTAL NET ASSETS...................................    $1,129,290       $34,310,547    $12,964,769 $1,027,347,977
                                                       ==========       ===========    =========== ==============

Investments in shares of The Trusts, at cost.......    $1,128,074       $33,845,547    $12,409,337 $1,051,592,981
The Trusts shares held
   Class A.........................................            --         2,108,203             --     65,416,887
   Class B.........................................        99,115         1,451,880        966,450     11,075,200

                                                      AXA MODERATE   AXA MODERATE-PLUS
                                                    GROWTH STRATEGY*    ALLOCATION*
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $34,044,667      $378,232,718
Receivable for The Trusts shares sold..............            --           310,667
Receivable for policy-related transactions.........       964,919                --
                                                      -----------      ------------
   Total assets....................................    35,009,586       378,543,385
                                                      -----------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............       964,919                --
Payable for policy-related transactions............            --           310,667
                                                      -----------      ------------
   Total liabilities...............................       964,919           310,667
                                                      -----------      ------------
NET ASSETS.........................................   $34,044,667      $378,232,718
                                                      ===========      ============

NET ASSETS:
Accumulation Unit Value............................    34,044,667       378,211,781
Accumulation non unitized..........................            --                --
Retained by AXA Equitable in Separate Account FP...            --            20,937
                                                      -----------      ------------
TOTAL NET ASSETS...................................   $34,044,667      $378,232,718
                                                      ===========      ============

Investments in shares of The Trusts, at cost.......   $32,607,518      $385,249,984
The Trusts shares held
   Class A.........................................            --        18,783,369
   Class B.........................................     2,567,967        18,033,448

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                             AXA TACTICAL
                                                    AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER       BLACKROCK GLOBAL
                                                    MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL* ALLOCATION V.I. FUND
                                                    ------------ ------------ ------------- -------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $1,749,251   $1,833,003   $1,303,098     $1,835,937        $6,025,585
Receivable for The Trusts shares sold..............          --           --           --             --           217,392
Receivable for policy-related transactions.........         613          379          231             52                --
                                                     ----------   ----------   ----------     ----------        ----------
   Total assets....................................   1,749,864    1,833,382    1,303,329      1,835,989         6,242,977
                                                     ----------   ----------   ----------     ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............         593          364          216             31                --
Payable for policy-related transactions............          --           --           --             --           217,392
                                                     ----------   ----------   ----------     ----------        ----------
   Total liabilities...............................         593          364          216             31           217,392
                                                     ----------   ----------   ----------     ----------        ----------
NET ASSETS.........................................  $1,749,271   $1,833,018   $1,303,113     $1,835,958        $6,025,585
                                                     ==========   ==========   ==========     ==========        ==========

NET ASSETS:
Accumulation Unit Value............................   1,749,271    1,833,018    1,303,113      1,835,958         6,024,554
Retained by AXA Equitable in Separate Account FP...          --           --           --             --             1,031
                                                     ----------   ----------   ----------     ----------        ----------
TOTAL NET ASSETS...................................  $1,749,271   $1,833,018   $1,303,113     $1,835,958        $6,025,585
                                                     ==========   ==========   ==========     ==========        ==========

Investments in shares of The Trusts, at cost.......  $1,652,393   $1,723,866   $1,241,789     $1,729,097        $5,932,254
The Trusts shares held
   Class A.........................................          --           --           --             --                --
   Class B.........................................     110,523      125,866       86,251        151,944                --
   Class III.......................................          --           --           --             --           420,194

                                                    EQ/ALLIANCEBERNSTEIN
                                                     SMALL CAP GROWTH*
                                                    --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $176,715,195
Receivable for The Trusts shares sold..............          485,133
Receivable for policy-related transactions.........               --
                                                        ------------
   Total assets....................................      177,200,328
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased............               --
Payable for policy-related transactions............          485,135
                                                        ------------
   Total liabilities...............................          485,135
                                                        ------------
NET ASSETS.........................................     $176,715,193
                                                        ============

NET ASSETS:
Accumulation Unit Value............................      176,652,143
Retained by AXA Equitable in Separate Account FP...           63,050
                                                        ------------
TOTAL NET ASSETS...................................     $176,715,193
                                                        ============

Investments in shares of The Trusts, at cost.......     $150,876,777
The Trusts shares held
   Class A.........................................        7,221,199
   Class B.........................................        3,285,298
   Class III.......................................               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                           EQ/CALVERT  EQ/CAPITAL
                                                    EQ/BLACKROCK BASIC EQ/BOSTON ADVISORS   SOCIALLY    GUARDIAN     EQ/COMMON
                                                      VALUE EQUITY*      EQUITY INCOME*   RESPONSIBLE* RESEARCH*    STOCK INDEX*
                                                    ------------------ ------------------ ------------ ----------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $162,211,701       $16,503,634      $1,012,209  $88,564,702 $1,324,574,356
Receivable for The Trusts shares sold..............         513,621           107,873              --       51,986             --
Receivable for policy-related transactions.........              --                --             134           --      1,085,030
                                                       ------------       -----------      ----------  ----------- --------------
   Total assets....................................     162,725,322        16,611,507       1,012,343   88,616,688  1,325,659,386
                                                       ------------       -----------      ----------  ----------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............              --                --             134           --      1,969,214
Payable for policy-related transactions............         513,621           107,873              --       51,987             --
                                                       ------------       -----------      ----------  ----------- --------------
   Total liabilities...............................         513,621           107,873             134       51,987      1,969,214
                                                       ------------       -----------      ----------  ----------- --------------
NET ASSETS.........................................    $162,211,701       $16,503,634      $1,012,209  $88,564,701 $1,323,690,172
                                                       ============       ===========      ==========  =========== ==============

NET ASSETS:
Accumulation Unit Value............................     162,163,743        16,503,186         927,630   88,478,518  1,319,754,512
Accumulation non unitized..........................              --                --              --           --      3,448,338
Retained by AXA Equitable in Separate Account FP...          47,958               448          84,579       86,183        487,322
                                                       ------------       -----------      ----------  ----------- --------------
TOTAL NET ASSETS...................................    $162,211,701       $16,503,634      $1,012,209  $88,564,701 $1,323,690,172
                                                       ============       ===========      ==========  =========== ==============

Investments in shares of The Trusts, at cost.......    $152,463,574       $14,351,890      $  887,259  $78,609,241 $1,361,767,185
The Trusts shares held
   Class A.........................................       2,010,670           938,881          22,087      811,857     64,986,840
   Class B.........................................       9,074,475         1,872,130          99,487    5,255,959      8,100,002

                                                      EQ/CORE
                                                    BOND INDEX*
                                                    -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $55,012,989
Receivable for The Trusts shares sold..............          --
Receivable for policy-related transactions.........     584,165
                                                    -----------
   Total assets....................................  55,597,154
                                                    -----------

LIABILITIES:
Payable for The Trusts shares purchased............     584,165
Payable for policy-related transactions............          --
                                                    -----------
   Total liabilities...............................     584,165
                                                    -----------
NET ASSETS......................................... $55,012,989
                                                    ===========

NET ASSETS:
Accumulation Unit Value............................  54,995,829
Accumulation non unitized..........................          --
Retained by AXA Equitable in Separate Account FP...      17,160
                                                    -----------
TOTAL NET ASSETS................................... $55,012,989
                                                    ===========

Investments in shares of The Trusts, at cost....... $54,558,159
The Trusts shares held
   Class A.........................................   3,444,899
   Class B.........................................   1,972,865

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                     EQ/EQUITY    EQ/EQUITY   EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL
                                                     500 INDEX*  GROWTH PLUS* AND ACQUISITIONS* COMPANY VALUE* BOND PLUS*
                                                    ------------ ------------ ----------------- -------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $555,814,853 $94,292,770     $12,014,647     $104,853,438  $23,177,876
Receivable for The Trusts shares sold..............    1,050,241     201,414           5,421               --       43,109
Receivable for policy-related transactions.........           --          --              --           94,430           --
                                                    ------------ -----------     -----------     ------------  -----------
   Total assets....................................  556,865,094  94,494,184      12,020,068      104,947,868   23,220,985
                                                    ------------ -----------     -----------     ------------  -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --          --              --           94,430           --
Payable for policy-related transactions............    1,032,229     201,414           5,421               --       43,109
                                                    ------------ -----------     -----------     ------------  -----------
   Total liabilities...............................    1,032,229     201,414           5,421           94,430       43,109
                                                    ------------ -----------     -----------     ------------  -----------
NET ASSETS......................................... $555,832,865 $94,292,770     $12,014,647     $104,853,438  $23,177,876
                                                    ============ ===========     ===========     ============  ===========

NET ASSETS:
Accumulation Unit Value............................  555,346,750  94,236,870      12,014,062      104,852,516   23,176,978
Accumulation non unitized..........................      344,975          --              --               --           --
Retained by AXA Equitable in Separate Account FP...      141,140      55,900             585              922          898
                                                    ------------ -----------     -----------     ------------  -----------
TOTAL NET ASSETS................................... $555,832,865 $94,292,770     $12,014,647     $104,853,438  $23,177,876
                                                    ============ ===========     ===========     ============  ===========

Investments in shares of The Trusts, at cost....... $498,258,199 $87,529,570     $11,784,850     $ 85,948,317  $23,460,240
The Trusts shares held
   Class A.........................................   17,709,604   1,796,132          44,681           41,258    1,456,044
   Class B.........................................    4,700,780   4,136,817         916,003        2,438,925      893,246

                                                    EQ/GLOBAL MULTI-
                                                     SECTOR EQUITY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $152,671,755
Receivable for The Trusts shares sold..............        245,175
Receivable for policy-related transactions.........             --
                                                      ------------
   Total assets....................................    152,916,930
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --
Payable for policy-related transactions............        245,175
                                                      ------------
   Total liabilities...............................        245,175
                                                      ------------
NET ASSETS.........................................   $152,671,755
                                                      ============

NET ASSETS:
Accumulation Unit Value............................    152,590,519
Accumulation non unitized..........................             --
Retained by AXA Equitable in Separate Account FP...         81,236
                                                      ------------
TOTAL NET ASSETS...................................   $152,671,755
                                                      ============

Investments in shares of The Trusts, at cost.......   $153,230,674
The Trusts shares held
   Class A.........................................      2,441,855
   Class B.........................................      9,906,564

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                    GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                    ---------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $95,313,753      $30,022,061      $317,740,764     $90,700,197
Receivable for The Trusts shares sold..............       236,901               --                --         349,628
Receivable for policy-related transactions.........            --            1,921                --              --
                                                      -----------      -----------      ------------     -----------
   Total assets....................................    95,550,654       30,023,982       317,740,764      91,049,825
                                                      -----------      -----------      ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --            1,921            67,209              --
Payable for policy-related transactions............       391,357               --             9,319         349,630
                                                      -----------      -----------      ------------     -----------
   Total liabilities...............................       391,357            1,921            76,528         349,630
                                                      -----------      -----------      ------------     -----------
NET ASSETS.........................................   $95,159,297      $30,022,061      $317,664,236     $90,700,195
                                                      ===========      ===========      ============     ===========

NET ASSETS:
Accumulation Unit Value............................    94,896,749       29,985,727       317,106,344      90,623,446
Accumulation non unitized..........................       180,265               --           347,265              --
Retained by AXA Equitable in Separate Account FP...        82,283           36,334           210,627          76,749
                                                      -----------      -----------      ------------     -----------
TOTAL NET ASSETS...................................   $95,159,297      $30,022,061      $317,664,236     $90,700,195
                                                      ===========      ===========      ============     ===========

Investments in shares of The Trusts, at cost.......   $91,795,463      $29,627,453      $375,766,472     $97,931,698
The Trusts shares held
   Class A.........................................     7,059,000          684,131        32,737,597       1,686,317
   Class B.........................................     2,121,346        2,705,358         5,913,046       6,517,429

                                                    EQ/JPMORGAN VALUE EQ/LARGE CAP
                                                     OPPORTUNITIES*    CORE PLUS*
                                                    ----------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $22,363,647    $11,305,803
Receivable for The Trusts shares sold..............        127,688             --
Receivable for policy-related transactions.........             --        154,459
                                                       -----------    -----------
   Total assets....................................     22,491,335     11,460,262
                                                       -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --        154,459
Payable for policy-related transactions............        127,689             --
                                                       -----------    -----------
   Total liabilities...............................        127,689        154,459
                                                       -----------    -----------
NET ASSETS.........................................    $22,363,646    $11,305,803
                                                       ===========    ===========

NET ASSETS:
Accumulation Unit Value............................     22,298,614     11,250,741
Accumulation non unitized..........................             --             --
Retained by AXA Equitable in Separate Account FP...         65,032         55,062
                                                       -----------    -----------
TOTAL NET ASSETS...................................    $22,363,646    $11,305,803
                                                       ===========    ===========

Investments in shares of The Trusts, at cost.......    $22,167,803    $11,874,612
The Trusts shares held
   Class A.........................................        118,999        130,799
   Class B.........................................      2,001,746      1,502,084

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012



                                                    EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT
                                                    GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*
                                                    ------------- ------------ ------------ ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value. $106,301,580  $119,243,561 $11,192,790  $320,702,761   $10,627,158
Receivable for The Trusts shares sold..............      297,376       601,534       3,748       113,952        21,475
Receivable for policy-related transactions.........           --            --          --            --            --
                                                    ------------  ------------ -----------  ------------   -----------
   Total assets....................................  106,598,956   119,845,095  11,196,538   320,816,713    10,648,633
                                                    ------------  ------------ -----------  ------------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --            --          --            --            --
Payable for policy-related transactions............      297,376       619,573       3,769        76,365        21,475
                                                    ------------  ------------ -----------  ------------   -----------
   Total liabilities...............................      297,376       619,573       3,769        76,365        21,475
                                                    ------------  ------------ -----------  ------------   -----------
NET ASSETS......................................... $106,301,580  $119,225,522 $11,192,769  $320,740,348   $10,627,158
                                                    ============  ============ ===========  ============   ===========

NET ASSETS:
Accumulation Unit Value............................  106,261,183   119,156,878  11,183,121   320,431,515    10,627,084
Accumulation non unitized..........................           --            --          --        90,461            --
Retained by AXA Equitable in Separate Account FP...       40,397        68,644       9,648       218,372            74
                                                    ------------  ------------ -----------  ------------   -----------
TOTAL NET ASSETS................................... $106,301,580  $119,225,522 $11,192,769  $320,740,348   $10,627,158
                                                    ============  ============ ===========  ============   ===========

Investments in shares of The Trusts, at cost....... $ 80,642,059  $ 91,115,762 $ 9,833,286  $386,823,204   $ 9,652,927
The Trusts shares held
   Class A.........................................    1,157,536       388,011   1,090,516    20,364,013       530,841
   Class B.........................................    9,630,398     6,209,800     805,399     9,094,141       318,041

                                                       EQ/MFS
                                                    INTERNATIONAL
                                                       GROWTH*
                                                    -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $33,108,643
Receivable for The Trusts shares sold..............       59,596
Receivable for policy-related transactions.........           --
                                                     -----------
   Total assets....................................   33,168,239
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --
Payable for policy-related transactions............       59,596
                                                     -----------
   Total liabilities...............................       59,596
                                                     -----------
NET ASSETS.........................................  $33,108,643
                                                     ===========

NET ASSETS:
Accumulation Unit Value............................   33,108,510
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...          133
                                                     -----------
TOTAL NET ASSETS...................................  $33,108,643
                                                     ===========

Investments in shares of The Trusts, at cost.......  $28,975,562
The Trusts shares held
   Class A.........................................           --
   Class B.........................................    4,995,484

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                      EQ/MID CAP                      EQ/MONTAG &
                                                    EQ/MID CAP INDEX* VALUE PLUS*  EQ/MONEY MARKET* CALDWELL GROWTH*
                                                    ----------------- ------------ ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $87,281,136    $183,820,989   $220,123,755     $25,363,574
Receivable for The Trusts shares sold..............        147,101         117,530             --         290,524
Receivable for policy-related transactions.........             --              --             --              --
                                                       -----------    ------------   ------------     -----------
   Total assets....................................     87,428,237     183,938,519    220,123,755      25,654,098
                                                       -----------    ------------   ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --              --      4,908,534              --
Payable for policy-related transactions............        147,101         117,530        754,747         290,524
                                                       -----------    ------------   ------------     -----------
   Total liabilities...............................        147,101         117,530      5,663,281         290,524
                                                       -----------    ------------   ------------     -----------
NET ASSETS.........................................    $87,281,136    $183,820,989   $214,460,474     $25,363,574
                                                       ===========    ============   ============     ===========

NET ASSETS:
Accumulation Unit Value............................     87,202,913     183,711,810    213,751,421      25,363,012
Accumulation non unitized..........................             --              --        617,830              --
Retained by AXA Equitable in Separate Account FP...         78,223         109,179         91,223             562
                                                       -----------    ------------   ------------     -----------
TOTAL NET ASSETS...................................    $87,281,136    $183,820,989   $214,460,474     $25,363,574
                                                       ===========    ============   ============     ===========

Investments in shares of The Trusts, at cost.......    $80,727,426    $153,974,356   $220,127,820     $21,633,666
The Trusts shares held
   Class A.........................................      2,462,036      16,519,240    151,632,584       2,001,873
   Class B.........................................      6,852,302         901,064     68,413,100       1,629,862

                                                    EQ/MORGAN STANLEY EQ/PIMCO ULTRA
                                                     MID CAP GROWTH*   SHORT BOND*
                                                    ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $48,229,666     $43,331,521
Receivable for The Trusts shares sold..............         33,675         333,434
Receivable for policy-related transactions.........             --              --
                                                       -----------     -----------
   Total assets....................................     48,263,341      43,664,955
                                                       -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --              --
Payable for policy-related transactions............         33,675         333,434
                                                       -----------     -----------
   Total liabilities...............................         33,675         333,434
                                                       -----------     -----------
NET ASSETS.........................................    $48,229,666     $43,331,521
                                                       ===========     ===========

NET ASSETS:
Accumulation Unit Value............................     48,229,342      43,329,586
Accumulation non unitized..........................             --              --
Retained by AXA Equitable in Separate Account FP...            324           1,935
                                                       -----------     -----------
TOTAL NET ASSETS...................................    $48,229,666     $43,331,521
                                                       ===========     ===========

Investments in shares of The Trusts, at cost.......    $48,456,191     $43,378,080
The Trusts shares held
   Class A.........................................      1,954,084       2,471,813
   Class B.........................................      1,140,698       1,873,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE EQ/UBS GROWTH &
                                                         PLUS*           INDEX*       GROWTH STOCK*       INCOME*
                                                    --------------- ---------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $75,132,318     $53,943,908      $43,226,098      $5,681,741
Receivable for The Trusts shares sold..............       307,551              --          160,929           3,233
Receivable for policy-related transactions.........            --         149,626               --              --
                                                      -----------     -----------      -----------      ----------
   Total assets....................................    75,439,869      54,093,534       43,387,027       5,684,974
                                                      -----------     -----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --         149,626               --              --
Payable for policy-related transactions............       296,235              --          160,929           3,233
                                                      -----------     -----------      -----------      ----------
   Total liabilities...............................       296,235         149,626          160,929           3,233
                                                      -----------     -----------      -----------      ----------
NET ASSETS.........................................   $75,143,634     $53,943,908      $43,226,098      $5,681,741
                                                      ===========     ===========      ===========      ==========

NET ASSETS:
Accumulation Unit Value............................    74,859,304      53,860,118       43,149,738       5,681,663
Accumulation non unitized..........................        81,894              --               --              --
Retained by AXA Equitable in Separate Account FP...       202,436          83,790           76,360              78
                                                      -----------     -----------      -----------      ----------
TOTAL NET ASSETS...................................   $75,143,634     $53,943,908      $43,226,098      $5,681,741
                                                      ===========     ===========      ===========      ==========

Investments in shares of The Trusts, at cost.......   $80,497,493     $50,449,506      $36,711,224      $5,271,344
The Trusts shares held
   Class A.........................................     5,901,476       3,831,789           37,870              --
   Class B.........................................     2,833,949       1,722,737        1,763,623         884,998

                                                    EQ/VAN KAMPEN EQ/WELLS FARGO
                                                      COMSTOCK*   OMEGA GROWTH*
                                                    ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $5,849,146    $63,533,344
Receivable for The Trusts shares sold..............          --         66,353
Receivable for policy-related transactions.........      33,661             --
                                                     ----------    -----------
   Total assets....................................   5,882,807     63,599,697
                                                     ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............      33,661             --
Payable for policy-related transactions............          --         66,353
                                                     ----------    -----------
   Total liabilities...............................      33,661         66,353
                                                     ----------    -----------
NET ASSETS.........................................  $5,849,146    $63,533,344
                                                     ==========    ===========

NET ASSETS:
Accumulation Unit Value............................   5,848,817     63,498,710
Accumulation non unitized..........................          --             --
Retained by AXA Equitable in Separate Account FP...         329         34,634
                                                     ----------    -----------
TOTAL NET ASSETS...................................  $5,849,146    $63,533,344
                                                     ==========    ===========

Investments in shares of The Trusts, at cost.......  $4,956,285    $58,323,201
The Trusts shares held
   Class A.........................................     256,442        701,484
   Class B.........................................     285,745      5,039,042

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    FIDELITY(R) VIP ASSET FIDELITY(R) VIP                         FIDELITY(R) VIP
                                                       MANAGER: GROWTH     CONTRAFUND(R)  FIDELITY(R) VIP EQUITY- GROWTH & INCOME
                                                          PORTFOLIO          PORTFOLIO       INCOME PORTFOLIO        PORTFOLIO
                                                    --------------------- --------------- ----------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.      $1,460,656         $35,459,823         $  984,609          $3,223,879
Receivable for The Trusts shares sold..............         118,308             643,880             23,586              30,120
Receivable for policy-related transactions.........              --                  --                 --                  --
                                                         ----------         -----------         ----------          ----------
   Total assets....................................       1,578,964          36,103,703          1,008,195           3,253,999
                                                         ----------         -----------         ----------          ----------

LIABILITIES:
Payable for The Trusts shares purchased............              --                  --                 --                  --
Payable for policy-related transactions............         118,308             643,880             23,586              30,120
                                                         ----------         -----------         ----------          ----------
   Total liabilities...............................         118,308             643,880             23,586              30,120
                                                         ----------         -----------         ----------          ----------
NET ASSETS.........................................      $1,460,656         $35,459,823         $  984,609          $3,223,879
                                                         ==========         ===========         ==========          ==========

NET ASSETS:
Accumulation Unit Value............................       1,459,946          35,454,961            981,197           3,223,348
Retained by AXA Equitable in Separate Account FP...             710               4,862              3,412                 531
                                                         ----------         -----------         ----------          ----------
TOTAL NET ASSETS...................................      $1,460,656         $35,459,823         $  984,609          $3,223,879
                                                         ==========         ===========         ==========          ==========

Investments in shares of The Trusts, at cost.......      $1,386,327         $32,860,505         $  947,715          $3,072,578
The Trusts shares held
   Service Class 2.................................          97,572           1,363,839             50,184             224,661

                                                                         FIDELITY(R) VIP
                                                    FIDELITY(R) VIP HIGH INVESTMENT GRADE
                                                      INCOME PORTFOLIO    BOND PORTFOLIO
                                                    -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $13,378,864        $22,605,217
Receivable for The Trusts shares sold..............       1,087,379            435,378
Receivable for policy-related transactions.........              --                 --
                                                        -----------        -----------
   Total assets....................................      14,466,243         23,040,595
                                                        -----------        -----------

LIABILITIES:
Payable for The Trusts shares purchased............              --                 --
Payable for policy-related transactions............       1,087,379            435,378
                                                        -----------        -----------
   Total liabilities...............................       1,087,379            435,378
                                                        -----------        -----------
NET ASSETS.........................................     $13,378,864        $22,605,217
                                                        ===========        ===========

NET ASSETS:
Accumulation Unit Value............................      13,378,779         22,604,891
Retained by AXA Equitable in Separate Account FP...              85                326
                                                        -----------        -----------
TOTAL NET ASSETS...................................     $13,378,864        $22,605,217
                                                        ===========        ===========

Investments in shares of The Trusts, at cost.......     $13,317,972        $23,373,594
The Trusts shares held
   Service Class 2.................................       2,363,757          1,767,413

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012



                                                    FIDELITY(R) VIP MID CAP FIDELITY(R) VIP MONEY FIDELITY(R) VIP VALUE
                                                           PORTFOLIO          MARKET PORTFOLIO          PORTFOLIO
                                                    ----------------------- --------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $22,676,267            $1,969,285             $789,360
Receivable for The Trusts shares sold..............           504,651                73,921               11,947
Receivable for policy-related transactions.........                --                    --                   --
                                                          -----------            ----------             --------
   Total assets....................................        23,180,918             2,043,206              801,307
                                                          -----------            ----------             --------

LIABILITIES:
Payable for The Trusts shares purchased............                --                    --                   --
Payable for policy-related transactions............           504,651                73,921               11,947
                                                          -----------            ----------             --------
   Total liabilities...............................           504,651                73,921               11,947
                                                          -----------            ----------             --------
NET ASSETS.........................................       $22,676,267            $1,969,285             $789,360
                                                          ===========            ==========             ========

NET ASSETS:
Accumulation Unit Value............................        22,666,371             1,969,186              779,772
Retained by AXA Equitable in Separate Account FP...             9,896                    99                9,588
                                                          -----------            ----------             --------
TOTAL NET ASSETS...................................       $22,676,267            $1,969,285             $789,360
                                                          ===========            ==========             ========

Investments in shares of The Trusts, at cost.......       $23,546,267            $1,969,285             $689,821
The Trusts shares held
   Class 2.........................................                --                    --                   --
   Service Class 2.................................           756,380             1,969,285               63,149

                                                    FIDELITY(R) VIP VALUE FRANKLIN RISING FRANKLIN SMALL CAP
                                                         STRATEGIES          DIVIDENDS     VALUE SECURITIES
                                                          PORTFOLIO       SECURITIES FUND        FUND
                                                    --------------------- --------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $425,718          $32,371,853       $2,520,137
Receivable for The Trusts shares sold..............         30,517                   --            8,163
Receivable for policy-related transactions.........             --               99,959               --
                                                          --------          -----------       ----------
   Total assets....................................        456,235           32,471,812        2,528,300
                                                          --------          -----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............             --               99,565               --
Payable for policy-related transactions............         30,517                   --            5,841
                                                          --------          -----------       ----------
   Total liabilities...............................         30,517               99,565            5,841
                                                          --------          -----------       ----------
NET ASSETS.........................................       $425,718          $32,372,247       $2,522,459
                                                          ========          ===========       ==========

NET ASSETS:
Accumulation Unit Value............................        425,551           32,372,247        2,522,459
Retained by AXA Equitable in Separate Account FP...            167                   --               --
                                                          --------          -----------       ----------
TOTAL NET ASSETS...................................       $425,718          $32,372,247       $2,522,459
                                                          ========          ===========       ==========

Investments in shares of The Trusts, at cost.......       $369,708          $29,635,031       $2,248,391
The Trusts shares held
   Class 2.........................................             --            1,495,927          138,241
   Service Class 2.................................         38,079                   --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    FRANKLIN STRATEGIC                        INVESCO V.I.
                                                    INCOME SECURITIES  GOLDMAN SACHS VIT  DIVERSIFIED DIVIDEND
                                                           FUND        MID CAP VALUE FUND         FUND
                                                    ------------------ ------------------ --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $19,403,903         $7,466,133           $399,865
Receivable for The Trusts shares sold..............             --                 --              2,929
Receivable for policy-related transactions.........        327,613              3,164                 --
                                                       -----------         ----------           --------
   Total assets....................................     19,731,516          7,469,297            402,794
                                                       -----------         ----------           --------

LIABILITIES:
Payable for The Trusts shares purchased............        327,613              3,164                 --
Payable for policy-related transactions............             --                 --              2,918
                                                       -----------         ----------           --------
   Total liabilities...............................        327,613              3,164              2,918
                                                       -----------         ----------           --------
NET ASSETS.........................................    $19,403,903         $7,466,133           $399,876
                                                       ===========         ==========           ========

NET ASSETS:
Accumulation Unit Value............................     19,403,549          7,465,974            399,876
Retained by AXA Equitable in Separate Account FP...            354                159                 --
                                                       -----------         ----------           --------
TOTAL NET ASSETS...................................    $19,403,903         $7,466,133           $399,876
                                                       ===========         ==========           ========

Investments in shares of The Trusts, at cost.......    $18,984,790         $6,920,413           $375,768
The Trusts shares held
   Class 2.........................................      1,511,207                 --                 --
   Series II.......................................             --                 --             24,562
   Service Shares..................................             --            486,393                 --

                                                                        INVESCO V.I.
                                                    INVESCO V.I. GLOBAL INTERNATIONAL INVESCO V.I. MID CAP
                                                     REAL ESTATE FUND    GROWTH FUND    CORE EQUITY FUND
                                                    ------------------- ------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $16,595,227      $15,800,115       $2,311,480
Receivable for The Trusts shares sold..............          90,036            8,778              743
Receivable for policy-related transactions.........              --               --               --
                                                        -----------      -----------       ----------
   Total assets....................................      16,685,263       15,808,893        2,312,223
                                                        -----------      -----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............              --               --               --
Payable for policy-related transactions............          89,936            8,778              724
                                                        -----------      -----------       ----------
   Total liabilities...............................          89,936            8,778              724
                                                        -----------      -----------       ----------
NET ASSETS.........................................     $16,595,327      $15,800,115       $2,311,499
                                                        ===========      ===========       ==========

NET ASSETS:
Accumulation Unit Value............................      16,595,327       15,799,695        2,311,499
Retained by AXA Equitable in Separate Account FP...              --              420               --
                                                        -----------      -----------       ----------
TOTAL NET ASSETS...................................     $16,595,327      $15,800,115       $2,311,499
                                                        ===========      ===========       ==========

Investments in shares of The Trusts, at cost.......     $14,971,812      $14,889,917       $2,218,336
The Trusts shares held
   Class 2.........................................              --               --               --
   Series II.......................................       1,098,294          532,349          183,742
   Service Shares..................................              --               --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                       IVY FUNDS VIP
                                                    INVESCO V.I. SMALL   DIVIDEND    IVY FUNDS VIP IVY FUNDS VIP MID
                                                     CAP EQUITY FUND   OPPORTUNITIES    ENERGY        CAP GROWTH
                                                    ------------------ ------------- ------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,784,108       $324,045     $7,689,324      $14,558,797
Receivable for The Trusts shares sold..............          7,887          2,883         50,961            7,792
Receivable for policy-related transactions.........             --             --             --               --
                                                        ----------       --------     ----------      -----------
   Total assets....................................      2,791,995        326,928      7,740,285       14,566,589
                                                        ----------       --------     ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --             --             --               --
Payable for policy-related transactions............          7,862          2,883         50,945            7,792
                                                        ----------       --------     ----------      -----------
   Total liabilities...............................          7,862          2,883         50,945            7,792
                                                        ----------       --------     ----------      -----------
NET ASSETS.........................................     $2,784,133       $324,045     $7,689,340      $14,558,797
                                                        ==========       ========     ==========      ===========

NET ASSETS:
Accumulation Unit Value............................      2,784,133        324,045      7,689,340       14,558,440
Retained by AXA Equitable in Separate Account FP...             --             --             --              357
                                                        ----------       --------     ----------      -----------
TOTAL NET ASSETS...................................     $2,784,133       $324,045     $7,689,340      $14,558,797
                                                        ==========       ========     ==========      ===========

Investments in shares of The Trusts, at cost.......     $2,620,614       $307,994     $7,827,824      $14,469,425
The Trusts shares held
   Common Shares...................................             --         44,729      1,304,580        1,705,276
   Series II.......................................        152,054             --             --               --

                                                    IVY FUNDS VIP
                                                     SCIENCE AND  IVY FUNDS VIP SMALL
                                                     TECHNOLOGY       CAP GROWTH
                                                    ------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,665,866       $4,028,255
Receivable for The Trusts shares sold..............     485,490               --
Receivable for policy-related transactions.........          --            5,296
                                                     ----------       ----------
   Total assets....................................   3,151,356        4,033,551
                                                     ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --            5,215
Payable for policy-related transactions............     485,490               --
                                                     ----------       ----------
   Total liabilities...............................     485,490            5,215
                                                     ----------       ----------
NET ASSETS.........................................  $2,665,866       $4,028,336
                                                     ==========       ==========

NET ASSETS:
Accumulation Unit Value............................   2,665,462        4,028,336
Retained by AXA Equitable in Separate Account FP...         404               --
                                                     ----------       ----------
TOTAL NET ASSETS...................................  $2,665,866       $4,028,336
                                                     ==========       ==========

Investments in shares of The Trusts, at cost.......  $2,445,354       $4,271,464
The Trusts shares held
   Common Shares...................................     147,255          419,781
   Series II.......................................          --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                       LAZARD RETIREMENT                         MFS(R) INVESTORS
                                                    EMERGING MARKETS EQUITY MFS(R) INTERNATIONAL   GROWTH STOCK
                                                           PORTFOLIO          VALUE PORTFOLIO         SERIES
                                                    ----------------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $44,539,033           $28,328,567         $1,496,340
Receivable for The Trusts shares sold..............           448,086               773,747                 --
Receivable for policy-related transactions.........                --                    --              1,400
                                                          -----------           -----------         ----------
   Total assets....................................        44,987,119            29,102,314          1,497,740
                                                          -----------           -----------         ----------

LIABILITIES:
Payable for The Trusts shares purchased............                --                    --              1,379
Payable for policy-related transactions............           448,086               773,747                 --
                                                          -----------           -----------         ----------
   Total liabilities...............................           448,086               773,747              1,379
                                                          -----------           -----------         ----------
NET ASSETS.........................................       $44,539,033           $28,328,567         $1,496,361
                                                          ===========           ===========         ==========

NET ASSETS:
Accumulation Unit Value............................        44,521,299            28,328,164          1,496,361
Accumulation non unitized..........................                --                    --                 --
Retained by AXA Equitable in Separate Account FP...            17,734                   403                 --
                                                          -----------           -----------         ----------
TOTAL NET ASSETS...................................       $44,539,033           $28,328,567         $1,496,361
                                                          ===========           ===========         ==========

Investments in shares of The Trusts, at cost.......       $42,649,332           $26,289,371         $1,435,550
The Trusts shares held
   Class A.........................................                --                    --                 --
   Class B.........................................                --                    --                 --
   Service Class...................................                --             1,652,775            125,427
   Service Shares..................................         2,004,457                    --

                                                    MFS(R) INVESTORS MFS(R) UTILITIES    MULTIMANAGER
                                                      TRUST SERIES        SERIES      AGGRESSIVE EQUITY*
                                                    ---------------- ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $647,252         $909,055        $333,641,898
Receivable for The Trusts shares sold..............           --           10,446             275,527
Receivable for policy-related transactions.........        3,261               --                  --
                                                        --------         --------        ------------
   Total assets....................................      650,513          919,501         333,917,425
                                                        --------         --------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............        3,253               --                  --
Payable for policy-related transactions............           --           10,446             421,442
                                                        --------         --------        ------------
   Total liabilities...............................        3,253           10,446             421,442
                                                        --------         --------        ------------
NET ASSETS.........................................     $647,260         $909,055        $333,495,983
                                                        ========         ========        ============

NET ASSETS:
Accumulation Unit Value............................      647,260          909,055         332,776,624
Accumulation non unitized..........................           --               --             477,633
Retained by AXA Equitable in Separate Account FP...           --               --             241,726
                                                        --------         --------        ------------
TOTAL NET ASSETS...................................     $647,260         $909,055        $333,495,983
                                                        ========         ========        ============

Investments in shares of The Trusts, at cost.......     $610,507         $887,810        $278,994,211
The Trusts shares held
   Class A.........................................           --               --          10,726,150
   Class B.........................................           --               --             724,179
   Service Class...................................       28,413           33,311                  --
   Service Shares..................................           --               --                  --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                      MULTIMANAGER   MULTIMANAGER
                                                    MULTIMANAGER CORE INTERNATIONAL LARGE CAP CORE   MULTIMANAGER
                                                          BOND*          EQUITY*       EQUITY*     LARGE CAP VALUE*
                                                    ----------------- ------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $88,099,508     $45,667,171    $7,751,492     $27,695,069
Receivable for The Trusts shares sold..............         22,064              --         2,635         131,856
Receivable for policy-related transactions.........             --          20,873            --              --
                                                       -----------     -----------    ----------     -----------
   Total assets....................................     88,121,572      45,688,044     7,754,127      27,826,925
                                                       -----------     -----------    ----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --          20,873            --              --
Payable for policy-related transactions............         22,064              --         2,635         131,856
                                                       -----------     -----------    ----------     -----------
   Total liabilities...............................         22,064          20,873         2,635         131,856
                                                       -----------     -----------    ----------     -----------
NET ASSETS.........................................    $88,099,508     $45,667,171    $7,751,492     $27,695,069
                                                       ===========     ===========    ==========     ===========

NET ASSETS:
Accumulation Unit Value............................     88,086,494      45,616,730     7,737,883      27,641,680
Retained by AXA Equitable in Separate Account FP...         13,014          50,441        13,609          53,389
                                                       -----------     -----------    ----------     -----------
TOTAL NET ASSETS...................................    $88,099,508     $45,667,171    $7,751,492     $27,695,069
                                                       ===========     ===========    ==========     ===========

Investments in shares of The Trusts, at cost.......    $89,597,494     $48,451,828    $7,268,020     $24,223,660
The Trusts shares held
   Class A.........................................      2,404,462       1,171,726       312,801         888,397
   Class B.........................................      6,148,605       3,265,775       412,397       1,765,321

                                                    MULTIMANAGER MID MULTIMANAGER MID
                                                      CAP GROWTH*       CAP VALUE*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $27,473,225      $44,767,858
Receivable for The Trusts shares sold..............            --           45,086
Receivable for policy-related transactions.........         4,053               --
                                                      -----------      -----------
   Total assets....................................    27,477,278       44,812,944
                                                      -----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............         4,053               --
Payable for policy-related transactions............            --           52,526
                                                      -----------      -----------
   Total liabilities...............................         4,053           52,526
                                                      -----------      -----------
NET ASSETS.........................................   $27,473,225      $44,760,418
                                                      ===========      ===========

NET ASSETS:
Accumulation Unit Value............................    27,417,429       44,576,549
Retained by AXA Equitable in Separate Account FP...        55,796          183,869
                                                      -----------      -----------
TOTAL NET ASSETS...................................   $27,473,225      $44,760,418
                                                      ===========      ===========

Investments in shares of The Trusts, at cost.......   $22,794,528      $37,652,650
The Trusts shares held
   Class A.........................................       977,705        1,050,326
   Class B.........................................     1,866,129        3,503,212

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    MULTIMANAGER MULTI-   MULTIMANAGER      MULTIMANAGER   MULTIMANAGER
                                                       SECTOR BOND*     SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*
                                                    ------------------- ----------------- ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $109,402,261        $7,826,296       $27,159,561    $70,232,736
Receivable for The Trusts shares sold..............         132,787            11,786            95,805         44,967
Receivable for policy-related transactions.........              --                --                --             --
                                                       ------------        ----------       -----------    -----------
   Total assets....................................     109,535,048         7,838,082        27,255,366     70,277,703
                                                       ------------        ----------       -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............              --                --                --             --
Payable for policy-related transactions............         157,559            11,786            95,805         44,967
                                                       ------------        ----------       -----------    -----------
   Total liabilities...............................         157,559            11,786            95,805         44,967
                                                       ------------        ----------       -----------    -----------
NET ASSETS.........................................    $109,377,489        $7,826,296       $27,159,561    $70,232,736
                                                       ============        ==========       ===========    ===========

NET ASSETS:
Accumulation Unit Value............................     108,725,189         7,825,197        27,112,376     70,127,842
Accumulation non unitized..........................         588,653                --                --             --
Retained by AXA Equitable in Separate Account FP...          63,647             1,099            47,185        104,894
                                                       ------------        ----------       -----------    -----------
TOTAL NET ASSETS...................................    $109,377,489        $7,826,296       $27,159,561    $70,232,736
                                                       ============        ==========       ===========    ===========

Investments in shares of The Trusts, at cost.......    $121,065,905        $7,241,145       $24,938,966    $54,499,878
The Trusts shares held
   Class A.........................................      22,751,165                --         1,089,335        856,137
   Class B.........................................       4,361,151           944,093         1,295,010      4,200,759
   Class 2.........................................              --                --                --             --
   Class II........................................              --                --                --             --

                                                     MUTUAL SHARES  NATURAL RESOURCES
                                                    SECURITIES FUND     PORTFOLIO
                                                    --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $8,442,367       $13,286,780
Receivable for The Trusts shares sold..............       92,340           596,847
Receivable for policy-related transactions.........           --                --
                                                      ----------       -----------
   Total assets....................................    8,534,707        13,883,627
                                                      ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --                --
Payable for policy-related transactions............       92,340           596,847
                                                      ----------       -----------
   Total liabilities...............................       92,340           596,847
                                                      ----------       -----------
NET ASSETS.........................................   $8,442,367       $13,286,780
                                                      ==========       ===========

NET ASSETS:
Accumulation Unit Value............................    8,441,770        13,285,561
Accumulation non unitized..........................           --                --
Retained by AXA Equitable in Separate Account FP...          597             1,219
                                                      ----------       -----------
TOTAL NET ASSETS...................................   $8,442,367       $13,286,780
                                                      ==========       ===========

Investments in shares of The Trusts, at cost.......   $7,753,973       $14,274,004
The Trusts shares held
   Class A.........................................           --                --
   Class B.........................................           --                --
   Class 2.........................................      490,265                --
   Class II........................................           --           396,502

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    PIMCO VARIABLE INSURANCE PIMCO VARIABLE  PIMCO VARIABLE
                                                             TRUST           INSURANCE TRUST INSURANCE TRUST
                                                     COMMODITYREALRETURN(R)    REAL RETURN    TOTAL RETURN
                                                       STRATEGY PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    ------------------------ --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $10,566,781          $40,718,810     $70,878,199
Receivable for The Trusts shares sold..............                --              685,622       1,117,465
Receivable for policy-related transactions.........            66,529                   --              --
                                                          -----------          -----------     -----------
   Total assets....................................        10,633,310           41,404,432      71,995,664
                                                          -----------          -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............            66,444                   --              --
Payable for policy-related transactions............                --              685,622       1,117,412
                                                          -----------          -----------     -----------
   Total liabilities...............................            66,444              685,622       1,117,412
                                                          -----------          -----------     -----------
NET ASSETS.........................................       $10,566,866          $40,718,810     $70,878,252
                                                          ===========          ===========     ===========

NET ASSETS:
Accumulation Unit Value............................        10,566,866           40,718,547      70,878,252
Retained by AXA Equitable in Separate Account FP...                --                  263              --
                                                          -----------          -----------     -----------
TOTAL NET ASSETS...................................       $10,566,866          $40,718,810     $70,878,252
                                                          ===========          ===========     ===========

Investments in shares of The Trusts, at cost.......       $11,609,993          $41,263,869     $69,695,620
The Trusts shares held
   Class B.........................................                --                   --              --
   Advisor Share Class.............................         1,465,573            2,857,460       6,136,640
   Class II........................................                --                   --              --

                                                                           T. ROWE PRICE
                                                    T. ROWE PRICE EQUITY  HEALTH SCIENCES TARGET 2015
                                                    INCOME PORTFOLIO - II    PORTFOLIO    ALLOCATION*
                                                    --------------------- --------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.      $13,045,115        $2,484,298     $660,833
Receivable for The Trusts shares sold..............               --           111,783           --
Receivable for policy-related transactions.........           16,776                --       21,000
                                                         -----------        ----------     --------
   Total assets....................................       13,061,891         2,596,081      681,833
                                                         -----------        ----------     --------

LIABILITIES:
Payable for The Trusts shares purchased............           13,952                --       21,000
Payable for policy-related transactions............               --           111,783           --
                                                         -----------        ----------     --------
   Total liabilities...............................           13,952           111,783       21,000
                                                         -----------        ----------     --------
NET ASSETS.........................................      $13,047,939        $2,484,298     $660,833
                                                         ===========        ==========     ========

NET ASSETS:
Accumulation Unit Value............................       13,047,939         2,483,853      660,808
Retained by AXA Equitable in Separate Account FP...               --               445           25
                                                         -----------        ----------     --------
TOTAL NET ASSETS...................................      $13,047,939        $2,484,298     $660,833
                                                         ===========        ==========     ========

Investments in shares of The Trusts, at cost.......      $11,761,324        $2,140,825     $650,585
The Trusts shares held
   Class B.........................................               --                --       72,407
   Advisor Share Class.............................               --                --           --
   Class II........................................          587,089           120,305           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                            TEMPLETON
                                                                                            DEVELOPING     TEMPLETON GLOBAL
                                                    TARGET 2025 TARGET 2035 TARGET 2045 MARKETS SECURITIES BOND SECURITIES
                                                    ALLOCATION* ALLOCATION* ALLOCATION*        FUND              FUND
                                                    ----------- ----------- ----------- ------------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $1,025,235   $263,464    $349,290       $9,640,876       $71,476,591
Receivable for The Trusts shares sold..............     24,771     11,139          --               --                --
Receivable for policy-related transactions.........         --         --       2,682           13,887            19,019
                                                    ----------   --------    --------       ----------       -----------
   Total assets....................................  1,050,006    274,603     351,972        9,654,763        71,495,610
                                                    ----------   --------    --------       ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............         --         --       2,664           13,887            19,019
Payable for policy-related transactions............     24,771     11,139          --               --                --
                                                    ----------   --------    --------       ----------       -----------
   Total liabilities...............................     24,771     11,139       2,664           13,887            19,019
                                                    ----------   --------    --------       ----------       -----------
NET ASSETS......................................... $1,025,235   $263,464    $349,308       $9,640,876       $71,476,591
                                                    ==========   ========    ========       ==========       ===========

NET ASSETS:
Accumulation Units.................................  1,025,198    263,464     349,308        9,640,485        71,476,317
Retained by AXA Equitable in Separate Account FP...         37         --          --              391               274
                                                    ----------   --------    --------       ----------       -----------
TOTAL NET ASSETS................................... $1,025,235   $263,464    $349,308       $9,640,876       $71,476,591
                                                    ==========   ========    ========       ==========       ===========

Investments in shares of The Trusts, at cost....... $1,000,456   $256,212    $336,103       $9,568,640       $70,325,738
The Trusts shares held
   Class B.........................................    111,075     28,713      39,634               --                --
   Class 2.........................................         --         --          --          918,179         3,671,114


                                                    TEMPLETON GROWTH
                                                    SECURITIES FUND
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,364,441
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       107,026
                                                       ----------
   Total assets....................................     1,471,467
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............       107,013
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................       107,013
                                                       ----------
NET ASSETS.........................................    $1,364,454
                                                       ==========

NET ASSETS:
Accumulation Units.................................     1,364,454
Retained by AXA Equitable in Separate Account FP...            --
                                                       ----------
TOTAL NET ASSETS...................................    $1,364,454
                                                       ==========

Investments in shares of The Trusts, at cost.......    $1,249,800
The Trusts shares held
   Class B.........................................            --
   Class 2.........................................       113,988

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                          VANGUARD VARIABLE
                                                    VAN ECK VIP GLOBAL INSURANCE FUND - EQUITY
                                                     HARD ASSETS FUND      INDEX PORTFOLIO
                                                    ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $11,741,981           $4,687,257
Receivable for The Trusts shares sold..............          7,861                   --
Receivable for policy-related transactions.........             --                1,115
                                                       -----------           ----------
   Total assets....................................     11,749,842            4,688,372
                                                       -----------           ----------

LIABILITIES:
Payable for The Trusts shares purchased............             --                1,115
Payable for policy-related transactions............          7,861                   --
                                                       -----------           ----------
   Total liabilities...............................          7,861                1,115
                                                       -----------           ----------
NET ASSETS.........................................    $11,741,981           $4,687,257
                                                       ===========           ==========

NET ASSETS:
Accumulation Units.................................     11,741,591            4,680,849
Accumulation non unitized..........................             --                   --
Retained by AXA Equitable in Separate Account FP...            390                6,408
                                                       -----------           ----------
TOTAL NET ASSETS...................................    $11,741,981           $4,687,257
                                                       ===========           ==========

Investments in shares of The Trusts, at cost.......    $13,127,593           $4,315,634
The Trusts shares held
   Class S.........................................        413,741                   --
   Investor Class..................................             --              188,017

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                        -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20................  0.00%         B          $116.80         53
ALL ASSET GROWTH-ALT 20................  0.60%         B          $114.93         37
ALL ASSET GROWTH-ALT 20................  0.80%         B          $114.30         --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $113.99          4

AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $ 12.30         10
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $123.00         69
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.60%      CLASS II      $121.02         38
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.80%      CLASS II      $120.36         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $120.04          2

AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $ 15.73         24
AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $ 94.32          1
AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $156.23        175
AXA AGGRESSIVE ALLOCATION..............  0.60%         A          $147.77        194
AXA AGGRESSIVE ALLOCATION..............  0.80%         A          $145.04          1
AXA AGGRESSIVE ALLOCATION..............  0.90%         A          $143.70         10
AXA AGGRESSIVE ALLOCATION..............  0.00%         B          $153.06        344
AXA AGGRESSIVE ALLOCATION..............  0.60%         B          $144.77         69

AXA BALANCED STRATEGY..................  0.00%         B          $118.62         77

AXA CONSERVATIVE ALLOCATION............  0.00%         A          $ 13.02         81
AXA CONSERVATIVE ALLOCATION............  0.00%         A          $116.80          4
AXA CONSERVATIVE ALLOCATION............  0.00%         A          $142.89         52
AXA CONSERVATIVE ALLOCATION............  0.60%         A          $135.15        124
AXA CONSERVATIVE ALLOCATION............  0.80%         A          $132.66          1
AXA CONSERVATIVE ALLOCATION............  0.90%         A          $131.43         22
AXA CONSERVATIVE ALLOCATION............  0.00%         B          $139.97         46
AXA CONSERVATIVE ALLOCATION............  0.60%         B          $132.39         30

AXA CONSERVATIVE GROWTH STRATEGY.......  0.00%         B          $117.11         28

AXA CONSERVATIVE STRATEGY..............  0.00%         B          $113.81         10

AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $ 13.79         22
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $110.86         --
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $145.95         49
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.60%         A          $138.05         86
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.80%         A          $135.50          1
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.90%         A          $134.24          6
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         B          $142.98         71
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.60%         B          $135.24         29

AXA GROWTH STRATEGY....................  0.00%         B          $121.58        107

AXA MODERATE ALLOCATION................  0.00%         A          $ 14.19        120
AXA MODERATE ALLOCATION................  0.00%         A          $106.82         25
AXA MODERATE ALLOCATION................  0.00%         A          $305.80        301
AXA MODERATE ALLOCATION................  0.60%         A          $670.91      1,055
AXA MODERATE ALLOCATION................  0.80%         A          $217.49         16
AXA MODERATE ALLOCATION................  0.90%         A          $275.58        248
AXA MODERATE ALLOCATION................  0.00%         B          $150.56        517
AXA MODERATE ALLOCATION................  0.60%         B          $141.66        495

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                       -------- --------------- ---------- -----------

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $120.11       283

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 14.97        97
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $101.33        13
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $157.89       560
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $149.34       594
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $146.58         5
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $145.22        85
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $154.67       964
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $146.29       248

AXA TACTICAL MANAGER 400..............  0.00%          B         $114.29         7
AXA TACTICAL MANAGER 400..............  0.60%          B         $112.46         9
AXA TACTICAL MANAGER 400..............  0.80%          B         $111.85        --
AXA TACTICAL MANAGER 400..............  0.90%          B         $111.55        --

AXA TACTICAL MANAGER 500..............  0.00%          B         $114.94         9
AXA TACTICAL MANAGER 500..............  0.60%          B         $113.09         7
AXA TACTICAL MANAGER 500..............  0.80%          B         $112.48        --
AXA TACTICAL MANAGER 500..............  0.90%          B         $112.17        --

AXA TACTICAL MANAGER 2000.............  0.00%          B         $109.21         5
AXA TACTICAL MANAGER 2000.............  0.60%          B         $107.46         7
AXA TACTICAL MANAGER 2000.............  0.80%          B         $106.87        --
AXA TACTICAL MANAGER 2000.............  0.90%          B         $106.58        --

AXA TACTICAL MANAGER INTERNATIONAL....  0.00%          B         $102.81         6
AXA TACTICAL MANAGER INTERNATIONAL....  0.60%          B         $101.16        11
AXA TACTICAL MANAGER INTERNATIONAL....  0.90%          B         $100.34        --

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 11.31        44
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $113.10        49

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          A         $ 21.89        23
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          A         $287.89       122
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.60%          A         $261.98       292
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.80%          A         $253.83         4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.90%          A         $249.86        40
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          B         $236.31        24
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.60%          B         $194.14       246

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 16.61        73
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $155.13         3
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $216.60       123
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          A         $204.89         5
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          B         $285.11       119
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          B         $169.68        35
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          B         $259.46       325
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.80%          B         $251.39         3
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.90%          B         $247.46        32

EQ/BOSTON ADVISORS EQUITY INCOME......  0.00%          A         $101.85         2
EQ/BOSTON ADVISORS EQUITY INCOME......  0.60%          A         $ 98.42        47
EQ/BOSTON ADVISORS EQUITY INCOME......  0.80%          A         $ 97.29        --
EQ/BOSTON ADVISORS EQUITY INCOME......  0.90%          A         $ 96.74         7
EQ/BOSTON ADVISORS EQUITY INCOME......  0.00%          B         $140.34        66
EQ/BOSTON ADVISORS EQUITY INCOME......  0.60%          B         $ 97.26        18

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE...  0.00%          A         $168.87          1
EQ/CALVERT SOCIALLY RESPONSIBLE...  0.00%          B         $105.78          3
EQ/CALVERT SOCIALLY RESPONSIBLE...  0.60%          B         $ 97.60          5
EQ/CALVERT SOCIALLY RESPONSIBLE...  0.80%          B         $ 95.00         --

EQ/CAPITAL GUARDIAN RESEARCH......  0.00%          A         $ 18.66         11
EQ/CAPITAL GUARDIAN RESEARCH......  0.00%          A         $161.70          3
EQ/CAPITAL GUARDIAN RESEARCH......  0.00%          A         $219.66         46
EQ/CAPITAL GUARDIAN RESEARCH......  0.60%          A         $141.89          6
EQ/CAPITAL GUARDIAN RESEARCH......  0.00%          B         $166.88         48
EQ/CAPITAL GUARDIAN RESEARCH......  0.60%          B         $154.00        407
EQ/CAPITAL GUARDIAN RESEARCH......  0.80%          B         $149.92          4
EQ/CAPITAL GUARDIAN RESEARCH......  0.90%          B         $147.92         37

EQ/COMMON STOCK INDEX.............  0.00%          A         $ 17.47         16
EQ/COMMON STOCK INDEX.............  0.00%          A         $360.41        479
EQ/COMMON STOCK INDEX.............  0.60%          A         $931.61        981
EQ/COMMON STOCK INDEX.............  0.80%          A         $225.06         46
EQ/COMMON STOCK INDEX.............  0.90%          A         $383.74        200
EQ/COMMON STOCK INDEX.............  0.00%          B         $112.55        159
EQ/COMMON STOCK INDEX.............  0.60%          B         $124.96      1,026

EQ/CORE BOND INDEX................  0.00%          A         $131.89        143
EQ/CORE BOND INDEX................  0.00%          A         $137.85         10
EQ/CORE BOND INDEX................  0.60%          A         $132.32          5
EQ/CORE BOND INDEX................  0.60%          A         $158.19         79
EQ/CORE BOND INDEX................  0.80%          A         $126.12         --
EQ/CORE BOND INDEX................  0.90%          A         $124.72         13
EQ/CORE BOND INDEX................  0.00%          B         $137.04         58
EQ/CORE BOND INDEX................  0.60%          B         $154.58         14
EQ/CORE BOND INDEX................  0.60%          B         $157.26         63

EQ/EQUITY 500 INDEX...............  0.00%          A         $ 16.87         71
EQ/EQUITY 500 INDEX...............  0.00%          A         $405.81        417
EQ/EQUITY 500 INDEX...............  0.60%          A         $366.12        628
EQ/EQUITY 500 INDEX...............  0.80%          A         $248.28         13
EQ/EQUITY 500 INDEX...............  0.90%          A         $345.86        103
EQ/EQUITY 500 INDEX...............  0.00%          B         $122.84        329
EQ/EQUITY 500 INDEX...............  0.60%          B         $116.94        648

EQ/EQUITY GROWTH PLUS.............  0.00%          A         $ 15.51         --
EQ/EQUITY GROWTH PLUS.............  0.00%          A         $149.82          4
EQ/EQUITY GROWTH PLUS.............  0.00%          A         $186.22        143
EQ/EQUITY GROWTH PLUS.............  0.60%          A         $176.15          9
EQ/EQUITY GROWTH PLUS.............  0.00%          B         $177.17         84
EQ/EQUITY GROWTH PLUS.............  0.60%          B         $165.58        284
EQ/EQUITY GROWTH PLUS.............  0.80%          B         $161.87          1
EQ/EQUITY GROWTH PLUS.............  0.90%          B         $160.04         21

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $ 11.27          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $112.66          5
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $115.90         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $144.55         23
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.60%          B         $111.99         48
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.80%          B         $110.71         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $110.07          8

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE....  0.00%          A         $ 12.95         21
EQ/GAMCO SMALL COMPANY VALUE....  0.00%          A         $129.45         11
EQ/GAMCO SMALL COMPANY VALUE....  0.00%          B         $148.72         19
EQ/GAMCO SMALL COMPANY VALUE....  0.00%          B         $227.69        225
EQ/GAMCO SMALL COMPANY VALUE....  0.60%          B         $143.70        313
EQ/GAMCO SMALL COMPANY VALUE....  0.80%          B         $142.06          1
EQ/GAMCO SMALL COMPANY VALUE....  0.90%          B         $141.25         28

EQ/GLOBAL BOND PLUS.............  0.00%          A         $ 12.69         10
EQ/GLOBAL BOND PLUS.............  0.00%          A         $145.08         44
EQ/GLOBAL BOND PLUS.............  0.60%          A         $131.29         50
EQ/GLOBAL BOND PLUS.............  0.80%          A         $129.79         --
EQ/GLOBAL BOND PLUS.............  0.90%          A         $129.05         10
EQ/GLOBAL BOND PLUS.............  0.00%          B         $138.19         39
EQ/GLOBAL BOND PLUS.............  0.60%          B         $129.68         26

EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          A         $ 18.22         30
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          A         $257.70          3
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          A         $414.92         70
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          B         $222.46        128
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.60%          B         $202.81        404
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.60%          B         $274.97         19
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.80%          B         $196.62          3
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.90%          B         $193.60         32

EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          A         $ 11.18         36
EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          A         $233.19        154
EQ/INTERMEDIATE GOVERNMENT BOND.  0.60%          A         $256.05        125
EQ/INTERMEDIATE GOVERNMENT BOND.  0.80%          A         $182.23          2
EQ/INTERMEDIATE GOVERNMENT BOND.  0.90%          A         $206.92         21
EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          B         $122.90          2
EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          B         $167.45         17
EQ/INTERMEDIATE GOVERNMENT BOND.  0.60%          B         $154.23        122

EQ/INTERNATIONAL CORE PLUS......  0.00%          A         $208.61         26
EQ/INTERNATIONAL CORE PLUS......  0.60%          A         $153.52          3
EQ/INTERNATIONAL CORE PLUS......  0.00%          B         $135.18         82
EQ/INTERNATIONAL CORE PLUS......  0.60%          B         $124.35         97
EQ/INTERNATIONAL CORE PLUS......  0.80%          B         $121.42         --
EQ/INTERNATIONAL CORE PLUS......  0.90%          B         $119.44          7

EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $ 14.57         10
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $168.71        258
EQ/INTERNATIONAL EQUITY INDEX...  0.60%          A         $151.61      1,352
EQ/INTERNATIONAL EQUITY INDEX...  0.80%          A         $123.96         12
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          A         $143.69        133
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          B         $115.18         97
EQ/INTERNATIONAL EQUITY INDEX...  0.60%          B         $112.60        327
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $105.78         --

EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $ 14.68         25
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $157.43          4
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $200.47         86
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          A         $145.78          3
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          B         $146.54        116
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          B         $145.81          6

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          B         $148.88       325
EQ/INTERNATIONAL VALUE PLUS.....  0.80%          B         $131.62         3
EQ/INTERNATIONAL VALUE PLUS.....  0.90%          B         $142.52        38

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $ 16.77         4
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $146.43         3
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $190.75         4
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          B         $178.19        29
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.60%          B         $113.80        10
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.60%          B         $162.15        77
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.80%          B         $157.11         2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $154.65        13

EQ/LARGE CAP CORE PLUS..........  0.00%          A         $ 16.07         1
EQ/LARGE CAP CORE PLUS..........  0.00%          A         $149.59        --
EQ/LARGE CAP CORE PLUS..........  0.00%          A         $180.37         5
EQ/LARGE CAP CORE PLUS..........  0.60%          A         $128.79        --
EQ/LARGE CAP CORE PLUS..........  0.00%          B         $116.14        47
EQ/LARGE CAP CORE PLUS..........  0.60%          B         $107.03        44
EQ/LARGE CAP CORE PLUS..........  0.80%          B         $104.14        --
EQ/LARGE CAP CORE PLUS..........  0.90%          B         $102.72         2

EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $ 19.66        10
EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $175.55         2
EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $211.04        52
EQ/LARGE CAP GROWTH INDEX.......  0.60%          A         $143.95         1
EQ/LARGE CAP GROWTH INDEX.......  0.00%          B         $105.02       142
EQ/LARGE CAP GROWTH INDEX.......  0.60%          B         $ 96.78       780
EQ/LARGE CAP GROWTH INDEX.......  0.80%          B         $ 94.17         7
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $ 92.89        38

EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $ 16.90         1
EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $165.45        --
EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $217.77        31
EQ/LARGE CAP GROWTH PLUS........  0.60%          A         $137.80         2
EQ/LARGE CAP GROWTH PLUS........  0.00%          B         $207.84        80
EQ/LARGE CAP GROWTH PLUS........  0.60%          B         $108.67        44
EQ/LARGE CAP GROWTH PLUS........  0.60%          B         $189.13       441
EQ/LARGE CAP GROWTH PLUS........  0.80%          B         $183.25         6
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $180.38        33

EQ/LARGE CAP VALUE INDEX........  0.00%          A         $ 63.99        36
EQ/LARGE CAP VALUE INDEX........  0.60%          A         $ 61.83        39
EQ/LARGE CAP VALUE INDEX........  0.80%          A         $ 61.13        --
EQ/LARGE CAP VALUE INDEX........  0.90%          A         $ 60.78        29
EQ/LARGE CAP VALUE INDEX........  0.00%          B         $ 73.72        48
EQ/LARGE CAP VALUE INDEX........  0.60%          B         $ 61.12        19

EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $ 14.95         1
EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $126.23         5
EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $128.67       156
EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $170.37       257
EQ/LARGE CAP VALUE PLUS.........  0.60%          A         $120.45        14
EQ/LARGE CAP VALUE PLUS.........  0.60%          A         $137.52       964
EQ/LARGE CAP VALUE PLUS.........  0.80%          A         $115.57        24
EQ/LARGE CAP VALUE PLUS.........  0.90%          A         $131.64       153

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS.......  0.00%          B         $127.00        61
EQ/LARGE CAP VALUE PLUS.......  0.60%          B         $116.57         7
EQ/LARGE CAP VALUE PLUS.......  0.60%          B         $135.73       664
EQ/LARGE CAP VALUE PLUS.......  0.90%          B         $129.94        --

EQ/LORD ABBETT LARGE CAP CORE.  0.00%          A         $ 11.00         7
EQ/LORD ABBETT LARGE CAP CORE.  0.00%          A         $109.64        23
EQ/LORD ABBETT LARGE CAP CORE.  0.60%          A         $105.94        33
EQ/LORD ABBETT LARGE CAP CORE.  0.80%          A         $104.73        --
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          A         $104.13         5
EQ/LORD ABBETT LARGE CAP CORE.  0.00%          B         $138.52        19
EQ/LORD ABBETT LARGE CAP CORE.  0.60%          B         $104.69        13

EQ/MFS INTERNATIONAL GROWTH...  0.00%          B         $106.88        69
EQ/MFS INTERNATIONAL GROWTH...  0.00%          B         $170.56        52
EQ/MFS INTERNATIONAL GROWTH...  0.60%          B         $103.28       143
EQ/MFS INTERNATIONAL GROWTH...  0.80%          B         $102.10        --
EQ/MFS INTERNATIONAL GROWTH...  0.90%          B         $101.51        21

EQ/MID CAP INDEX..............  0.00%          A         $ 20.57        16
EQ/MID CAP INDEX..............  0.00%          A         $159.05         1
EQ/MID CAP INDEX..............  0.00%          A         $235.35        94
EQ/MID CAP INDEX..............  0.60%          A         $165.31         4
EQ/MID CAP INDEX..............  0.00%          B         $150.33        82
EQ/MID CAP INDEX..............  0.60%          B         $139.57       350
EQ/MID CAP INDEX..............  0.80%          B         $136.15         2
EQ/MID CAP INDEX..............  0.90%          B         $134.47        19

EQ/MID CAP VALUE PLUS.........  0.00%          A         $ 18.61        15
EQ/MID CAP VALUE PLUS.........  0.00%          A         $165.30         5
EQ/MID CAP VALUE PLUS.........  0.00%          A         $213.69        46
EQ/MID CAP VALUE PLUS.........  0.00%          A         $229.56       162
EQ/MID CAP VALUE PLUS.........  0.60%          A         $162.72         8
EQ/MID CAP VALUE PLUS.........  0.60%          A         $188.90        34
EQ/MID CAP VALUE PLUS.........  0.60%          A         $194.46       563
EQ/MID CAP VALUE PLUS.........  0.80%          A         $188.41         5
EQ/MID CAP VALUE PLUS.........  0.90%          A         $185.46        42
EQ/MID CAP VALUE PLUS.........  0.00%          B         $212.78        44

EQ/MONEY MARKET...............  0.00%          A         $ 10.04       267
EQ/MONEY MARKET...............  0.00%          A         $172.07       297
EQ/MONEY MARKET...............  0.60%          A         $247.35       348
EQ/MONEY MARKET...............  0.80%          A         $139.98         3
EQ/MONEY MARKET...............  0.90%          A         $155.07        36
EQ/MONEY MARKET...............  0.00%          B         $131.49       264
EQ/MONEY MARKET...............  0.60%          B         $126.69       261

EQ/MONTAG & CALDWELL GROWTH...  0.00%          A         $ 12.10        16
EQ/MONTAG & CALDWELL GROWTH...  0.00%          A         $128.97        18
EQ/MONTAG & CALDWELL GROWTH...  0.60%          A         $124.62        86
EQ/MONTAG & CALDWELL GROWTH...  0.80%          A         $123.19        --
EQ/MONTAG & CALDWELL GROWTH...  0.90%          A         $122.49         5
EQ/MONTAG & CALDWELL GROWTH...  0.00%          B         $157.47        54
EQ/MONTAG & CALDWELL GROWTH...  0.60%          B         $123.17        24

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $126.78        83
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $122.50       150
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $121.10         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $120.41        14
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $183.48        61
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $121.06        54

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $115.95        80
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $102.00         4
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $112.04       120
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $110.76         1
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $110.13        14
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $118.76        86
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $111.38        76

EQ/QUALITY BOND PLUS.............  0.00%          A         $ 12.03        28
EQ/QUALITY BOND PLUS.............  0.00%          A         $248.58        60
EQ/QUALITY BOND PLUS.............  0.60%          A         $208.85       145
EQ/QUALITY BOND PLUS.............  0.80%          A         $191.06         2
EQ/QUALITY BOND PLUS.............  0.90%          A         $197.04        24
EQ/QUALITY BOND PLUS.............  0.00%          B         $167.74        28
EQ/QUALITY BOND PLUS.............  0.60%          B         $154.25       128

EQ/SMALL COMPANY INDEX...........  0.00%          A         $ 18.42        26
EQ/SMALL COMPANY INDEX...........  0.00%          A         $109.37         1
EQ/SMALL COMPANY INDEX...........  0.00%          A         $273.20        62
EQ/SMALL COMPANY INDEX...........  0.60%          A         $176.72        10
EQ/SMALL COMPANY INDEX...........  0.60%          A         $227.96        69
EQ/SMALL COMPANY INDEX...........  0.80%          A         $222.29        --
EQ/SMALL COMPANY INDEX...........  0.90%          A         $220.13         9
EQ/SMALL COMPANY INDEX...........  0.00%          B         $198.34        52
EQ/SMALL COMPANY INDEX...........  0.60%          B         $198.40         1
EQ/SMALL COMPANY INDEX...........  0.60%          B         $200.97        31
EQ/SMALL COMPANY INDEX...........  0.90%          B         $192.39        --

EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          A         $ 19.77        12
EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          A         $113.81         4
EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          A         $114.05        --
EQ/T. ROWE PRICE GROWTH STOCK....  0.60%          A         $110.09         1
EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          B         $112.39        27
EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          B         $133.60        72
EQ/T. ROWE PRICE GROWTH STOCK....  0.60%          B         $108.72       256
EQ/T. ROWE PRICE GROWTH STOCK....  0.80%          B         $107.52         1
EQ/T. ROWE PRICE GROWTH STOCK....  0.90%          B         $106.92        15

EQ/UBS GROWTH & INCOME...........  0.00%          B         $ 94.51         1
EQ/UBS GROWTH & INCOME...........  0.00%          B         $135.85        20
EQ/UBS GROWTH & INCOME...........  0.60%          B         $ 91.32        30
EQ/UBS GROWTH & INCOME...........  0.80%          B         $ 90.28        --
EQ/UBS GROWTH & INCOME...........  0.90%          B         $ 89.76         2

EQ/VAN KAMPEN COMSTOCK...........  0.00%          A         $101.10         8
EQ/VAN KAMPEN COMSTOCK...........  0.60%          A         $ 97.69        19
EQ/VAN KAMPEN COMSTOCK...........  0.80%          A         $ 96.57        --
EQ/VAN KAMPEN COMSTOCK...........  0.90%          A         $ 96.02         1
EQ/VAN KAMPEN COMSTOCK...........  0.00%          B         $128.75        20

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                 -------- --------------- ---------- -----------
EQ/VAN KAMPEN COMSTOCK..........................  0.60%          B         $ 96.54         6

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 19.22        35
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $180.95        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $255.11        28
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $145.96       156
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $130.53       238
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $131.13         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $129.38        13

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 16.87         6
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $174.50         8

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 18.22        68
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $120.54        64
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $228.62        57
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $118.60       108
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $117.96        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $117.64         6

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 17.54        20
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $186.49         3

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $ 17.35        12
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $125.38         8
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $170.33         3
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.60%   SERVICE CLASS 2  $123.36        11
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.90%   SERVICE CLASS 2  $122.36        --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $ 20.20        29
FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $210.16        61

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 14.54       121
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.  0.00%   SERVICE CLASS 2  $159.72       130

FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $ 19.10        23
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $115.75        27
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $304.30        51
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.60%   SERVICE CLASS 2  $113.89        29
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.80%   SERVICE CLASS 2  $113.28        --
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.90%   SERVICE CLASS 2  $112.97         2

FIDELITY(R) VIP MONEY MARKET PORTFOLIO..........  0.00%   SERVICE CLASS 2  $ 10.03       100
FIDELITY(R) VIP MONEY MARKET PORTFOLIO..........  0.00%   SERVICE CLASS 2  $100.27        10

FIDELITY(R) VIP VALUE PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 20.23         1
FIDELITY(R) VIP VALUE PORTFOLIO.................  0.00%   SERVICE CLASS 2  $183.08         4

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO......  0.00%   SERVICE CLASS 2  $ 23.98         1
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO......  0.00%   SERVICE CLASS 2  $245.95         2

FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.00%       CLASS 2      $128.73        88
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.60%       CLASS 2      $126.66       159
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.80%       CLASS 2      $125.97        --
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.90%       CLASS 2      $125.63         7

FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.00%       CLASS 2      $ 12.17        34
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.00%       CLASS 2      $121.69         8
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.60%       CLASS 2      $119.74         9
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.80%       CLASS 2      $119.09        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                  UNITS
                                           CONTRACT                            OUTSTANDING
                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                           -------- --------------- ---------- -----------
FRANKLIN SMALL CAP VALUE SECURITIES FUND..  0.90%      CLASS 2       $118.77        1

FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.00%      CLASS 2       $121.71       66
FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.60%      CLASS 2       $119.76       81
FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.80%      CLASS 2       $119.11       --
FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.90%      CLASS 2       $118.79       13

GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.00%   SERVICE SHARES   $119.75       18
GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.60%   SERVICE SHARES   $117.82       35
GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.80%   SERVICE SHARES   $117.18       --
GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.90%   SERVICE SHARES   $116.87       11

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  0.00%     SERIES II      $ 10.92        3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  0.00%     SERIES II      $109.24        3

INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.00%     SERIES II      $ 13.30       11
INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.00%     SERIES II      $133.00       66
INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.60%     SERIES II      $130.86       52
INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.80%     SERIES II      $130.15       --
INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.90%     SERIES II      $129.80        7

INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.00%     SERIES II      $ 11.84       72
INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.00%     SERIES II      $118.36       55
INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.60%     SERIES II      $116.45       69
INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.80%     SERIES II      $115.82       --
INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.90%     SERIES II      $115.51        4

INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.00%     SERIES II      $ 10.87        1
INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.00%     SERIES II      $108.74       11
INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.60%     SERIES II      $106.99       10
INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.80%     SERIES II      $106.41       --
INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.90%     SERIES II      $106.12       --

INVESCO V.I. SMALL CAP EQUITY FUND........  0.00%     SERIES II      $ 12.32        4
INVESCO V.I. SMALL CAP EQUITY FUND........  0.00%     SERIES II      $123.22       11
INVESCO V.I. SMALL CAP EQUITY FUND........  0.60%     SERIES II      $121.24       11
INVESCO V.I. SMALL CAP EQUITY FUND........  0.80%     SERIES II      $120.58       --
INVESCO V.I. SMALL CAP EQUITY FUND........  0.90%     SERIES II      $120.25       --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES......  0.00%   COMMON SHARES    $ 11.54       11
IVY FUNDS VIP DIVIDEND OPPORTUNITIES......  0.00%   COMMON SHARES    $115.43        2

IVY FUNDS VIP ENERGY......................  0.00%   COMMON SHARES    $ 10.55       12
IVY FUNDS VIP ENERGY......................  0.00%   COMMON SHARES    $105.52       31
IVY FUNDS VIP ENERGY......................  0.60%   COMMON SHARES    $103.82       38
IVY FUNDS VIP ENERGY......................  0.80%   COMMON SHARES    $103.26       --
IVY FUNDS VIP ENERGY......................  0.90%   COMMON SHARES    $102.98        3

IVY FUNDS VIP MID CAP GROWTH..............  0.00%   COMMON SHARES    $ 13.07       45
IVY FUNDS VIP MID CAP GROWTH..............  0.00%   COMMON SHARES    $130.74       46
IVY FUNDS VIP MID CAP GROWTH..............  0.60%   COMMON SHARES    $128.64       58
IVY FUNDS VIP MID CAP GROWTH..............  0.80%   COMMON SHARES    $127.95       --
IVY FUNDS VIP MID CAP GROWTH..............  0.90%   COMMON SHARES    $127.60        4

IVY FUNDS VIP SCIENCE AND TECHNOLOGY......  0.00%   COMMON SHARES    $ 12.75       13
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......  0.00%   COMMON SHARES    $127.45       20

IVY FUNDS VIP SMALL CAP GROWTH............  0.00%   COMMON SHARES    $ 10.67        2
IVY FUNDS VIP SMALL CAP GROWTH............  0.00%   COMMON SHARES    $106.73       17
IVY FUNDS VIP SMALL CAP GROWTH............  0.60%   COMMON SHARES    $105.02       20

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                     -------- --------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $104.45        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $104.16         1

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 11.41        24
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $114.08       196
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.60%   SERVICE SHARES   $112.25       184
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $111.64        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $111.34        10

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $ 12.17        33
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $121.68       144
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.60%   SERVICE CLASS    $119.72        81
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $119.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $118.75         5

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.00%   SERVICE CLASS    $123.91         3
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.60%   SERVICE CLASS    $121.92         9
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.80%   SERVICE CLASS    $121.26        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.90%   SERVICE CLASS    $120.93        --

MFS(R) INVESTORS TRUST SERIES.......................  0.00%   SERVICE CLASS    $119.12         2
MFS(R) INVESTORS TRUST SERIES.......................  0.60%   SERVICE CLASS    $117.21         3
MFS(R) INVESTORS TRUST SERIES.......................  0.80%   SERVICE CLASS    $116.57        --

MFS(R) UTILITIES SERIES.............................  0.00%   SERVICE CLASS    $ 13.43        32
MFS(R) UTILITIES SERIES.............................  0.00%   SERVICE CLASS    $134.30         4

MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $ 17.64         7
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $ 99.81         1
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $183.58       210
MULTIMANAGER AGGRESSIVE EQUITY......................  0.60%         A          $141.50         6
MULTIMANAGER AGGRESSIVE EQUITY......................  0.60%         A          $718.68       349
MULTIMANAGER AGGRESSIVE EQUITY......................  0.80%         A          $105.50        23
MULTIMANAGER AGGRESSIVE EQUITY......................  0.90%         A          $189.20       103
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         B          $ 93.54        51
MULTIMANAGER AGGRESSIVE EQUITY......................  0.60%         B          $ 86.53       184

MULTIMANAGER CORE BOND..............................  0.00%         A          $ 13.37        12
MULTIMANAGER CORE BOND..............................  0.00%         A          $157.81         4
MULTIMANAGER CORE BOND..............................  0.00%         A          $167.01       137
MULTIMANAGER CORE BOND..............................  0.60%         A          $164.86         6
MULTIMANAGER CORE BOND..............................  0.00%         B          $172.07       103
MULTIMANAGER CORE BOND..............................  0.60%         B          $161.05       262
MULTIMANAGER CORE BOND..............................  0.80%         B          $157.52         1
MULTIMANAGER CORE BOND..............................  0.90%         B          $155.78        21

MULTIMANAGER INTERNATIONAL EQUITY...................  0.00%         A          $199.29        59
MULTIMANAGER INTERNATIONAL EQUITY...................  0.60%         A          $140.81         3
MULTIMANAGER INTERNATIONAL EQUITY...................  0.00%         B          $187.08        37
MULTIMANAGER INTERNATIONAL EQUITY...................  0.60%         B          $135.09       185
MULTIMANAGER INTERNATIONAL EQUITY...................  0.80%         B          $173.08        --
MULTIMANAGER INTERNATIONAL EQUITY...................  0.90%         B          $130.68        12

MULTIMANAGER LARGE CAP CORE EQUITY..................  0.00%         A          $183.39        18
MULTIMANAGER LARGE CAP CORE EQUITY..................  0.60%         A          $126.96        --
MULTIMANAGER LARGE CAP CORE EQUITY..................  0.00%         B          $163.36         8
MULTIMANAGER LARGE CAP CORE EQUITY..................  0.60%         B          $122.96        24
MULTIMANAGER LARGE CAP CORE EQUITY..................  0.80%         B          $151.14        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $118.94         1

MULTIMANAGER LARGE CAP VALUE.......  0.00%          A         $202.97        43
MULTIMANAGER LARGE CAP VALUE.......  0.60%          A         $143.93         4
MULTIMANAGER LARGE CAP VALUE.......  0.00%          B         $183.60        24
MULTIMANAGER LARGE CAP VALUE.......  0.60%          B         $141.51        92
MULTIMANAGER LARGE CAP VALUE.......  0.80%          B         $169.86        --
MULTIMANAGER LARGE CAP VALUE.......  0.90%          B         $136.88         6

MULTIMANAGER MID CAP GROWTH........  0.00%          A         $247.82        38
MULTIMANAGER MID CAP GROWTH........  0.60%          A         $141.79         1
MULTIMANAGER MID CAP GROWTH........  0.00%          B         $218.86        10
MULTIMANAGER MID CAP GROWTH........  0.60%          B         $132.24       107
MULTIMANAGER MID CAP GROWTH........  0.80%          B         $202.47        --
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $127.92        12

MULTIMANAGER MID CAP VALUE.........  0.00%          A         $ 19.57        11
MULTIMANAGER MID CAP VALUE.........  0.00%          A         $172.21         3
MULTIMANAGER MID CAP VALUE.........  0.00%          A         $261.60        36
MULTIMANAGER MID CAP VALUE.........  0.60%          A         $162.58         2
MULTIMANAGER MID CAP VALUE.........  0.00%          B         $171.37        34
MULTIMANAGER MID CAP VALUE.........  0.60%          B         $160.39       163
MULTIMANAGER MID CAP VALUE.........  0.80%          B         $156.87         1
MULTIMANAGER MID CAP VALUE.........  0.90%          B         $155.14        13

MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          A         $ 13.90        13
MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          A         $226.26       134
MULTIMANAGER MULTI-SECTOR BOND.....  0.60%          A         $386.59       139
MULTIMANAGER MULTI-SECTOR BOND.....  0.80%          A         $153.75         4
MULTIMANAGER MULTI-SECTOR BOND.....  0.90%          A         $229.40        27
MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          B         $136.68        32
MULTIMANAGER MULTI-SECTOR BOND.....  0.60%          B         $108.72       121

MULTIMANAGER SMALL CAP GROWTH......  0.00%          B         $ 89.87         1
MULTIMANAGER SMALL CAP GROWTH......  0.00%          B         $131.78        44
MULTIMANAGER SMALL CAP GROWTH......  0.60%          B         $ 86.87        22
MULTIMANAGER SMALL CAP GROWTH......  0.80%          B         $ 85.89        --
MULTIMANAGER SMALL CAP GROWTH......  0.90%          B         $ 85.41         2

MULTIMANAGER SMALL CAP VALUE.......  0.00%          A         $205.33        56
MULTIMANAGER SMALL CAP VALUE.......  0.60%          A         $194.22         5
MULTIMANAGER SMALL CAP VALUE.......  0.00%          B         $215.42        15
MULTIMANAGER SMALL CAP VALUE.......  0.60%          B         $193.72         3
MULTIMANAGER SMALL CAP VALUE.......  0.60%          B         $198.96        51
MULTIMANAGER SMALL CAP VALUE.......  0.80%          B         $193.49        --
MULTIMANAGER SMALL CAP VALUE.......  0.90%          B         $190.46        --
MULTIMANAGER SMALL CAP VALUE.......  0.90%          B         $190.90         4

MULTIMANAGER TECHNOLOGY............  0.00%          A         $ 20.40         3
MULTIMANAGER TECHNOLOGY............  0.00%          A         $285.13        41
MULTIMANAGER TECHNOLOGY............  0.60%          A         $149.27         3
MULTIMANAGER TECHNOLOGY............  0.00%          B         $231.80        41
MULTIMANAGER TECHNOLOGY............  0.60%          B         $133.73       346
MULTIMANAGER TECHNOLOGY............  0.80%          B         $214.45         1
MULTIMANAGER TECHNOLOGY............  0.90%          B         $129.35        15

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
MUTUAL SHARES SECURITIES FUND.........................  0.00%       CLASS 2      $ 11.64        20
MUTUAL SHARES SECURITIES FUND.........................  0.00%       CLASS 2      $116.44        51
MUTUAL SHARES SECURITIES FUND.........................  0.60%       CLASS 2      $114.57        19
MUTUAL SHARES SECURITIES FUND.........................  0.80%       CLASS 2      $113.95        --
MUTUAL SHARES SECURITIES FUND.........................  0.90%       CLASS 2      $113.64         1

NATURAL RESOURCES PORTFOLIO...........................  0.00%      CLASS II      $ 20.25         9
NATURAL RESOURCES PORTFOLIO...........................  0.00%      CLASS II      $ 78.73       166

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.00%    ADVISOR CLASS   $120.72        49
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.60%    ADVISOR CLASS   $118.78        33
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.80%    ADVISOR CLASS   $118.14        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.90%    ADVISOR CLASS   $117.82         6

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.00%    ADVISOR CLASS   $ 12.74        49
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.00%    ADVISOR CLASS   $127.44       202
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.60%    ADVISOR CLASS   $125.39       106
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.80%    ADVISOR CLASS   $124.71         1
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.90%    ADVISOR CLASS   $124.37         8

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.00%    ADVISOR CLASS   $ 11.86       238
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.00%    ADVISOR CLASS   $118.59       336
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.60%    ADVISOR CLASS   $116.69       224
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.80%    ADVISOR CLASS   $116.06         1
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.90%    ADVISOR CLASS   $115.74        17

T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........  0.00%      CLASS II      $118.74        32
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........  0.60%      CLASS II      $116.83        75
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........  0.80%      CLASS II      $116.20        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........  0.90%      CLASS II      $115.89         4

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  0.00%      CLASS II      $ 15.40         7
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  0.00%      CLASS II      $154.03        15

TARGET 2015 ALLOCATION................................  0.00%          B         $ 14.81         1
TARGET 2015 ALLOCATION................................  0.00%          B         $116.39         6

TARGET 2025 ALLOCATION................................  0.00%          B         $ 15.39        16
TARGET 2025 ALLOCATION................................  0.00%          B         $114.50         7

TARGET 2035 ALLOCATION................................  0.00%          B         $ 15.83         7
TARGET 2035 ALLOCATION................................  0.00%          B         $113.37         1

TARGET 2045 ALLOCATION................................  0.00%          B         $ 16.20         7
TARGET 2045 ALLOCATION................................  0.00%          B         $111.22         2

TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.00%       CLASS 2      $108.20        37
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.60%       CLASS 2      $106.46        41
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.80%       CLASS 2      $105.89        --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.90%       CLASS 2      $105.60        13

TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.00%       CLASS 2      $ 12.00        26
TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.00%       CLASS 2      $119.95       162
TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.60%       CLASS 2      $118.03       426
TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.80%       CLASS 2      $117.39         1
TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.90%       CLASS 2      $117.07        12

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                                        UNITS
                                            CONTRACT                                 OUTSTANDING
                                            CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)/+/
                                            -------- -------------------- ---------- -----------
TEMPLETON GROWTH SECURITIES FUND...........  0.00%         CLASS 2         $117.56        5
TEMPLETON GROWTH SECURITIES FUND...........  0.60%         CLASS 2         $115.67        6
TEMPLETON GROWTH SECURITIES FUND...........  0.80%         CLASS 2         $115.04       --
TEMPLETON GROWTH SECURITIES FUND...........  0.90%         CLASS 2         $114.73       --

VAN ECK VIP GLOBAL HARD ASSETS FUND........  0.00%      CLASS S SHARES     $100.63       50
VAN ECK VIP GLOBAL HARD ASSETS FUND........  0.60%      CLASS S SHARES     $ 99.01       64
VAN ECK VIP GLOBAL HARD ASSETS FUND........  0.80%      CLASS S SHARES     $ 98.48       --
VAN ECK VIP GLOBAL HARD ASSETS FUND........  0.90%      CLASS S SHARES     $ 98.21        4

VANGUARD VARIABLE INSURANCE FUND -- EQUITY
 INDEX PORTFOLIO...........................  0.60%   INVESTOR SHARE CLASS  $142.42       33

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the shares of the Portfolio that the Variable
   Investment Options invest in, as further described in Note 5 of these financial statements.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                       AMERICAN CENTURY
                                                          ALL ASSET    VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                        GROWTH-ALT 20*       FUND        ALLOCATION*    STRATEGY*
                                                        -------------- ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $162,868       $  319,907     $ 1,007,612     $ 66,617
  Expenses:
   Asset-based charges.................................      25,433           25,879         266,153           --
                                                           --------       ----------     -----------     --------

NET INVESTMENT INCOME (LOSS)...........................     137,435          294,028         741,459       66,617
                                                           --------       ----------     -----------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      (7,938)         381,960      (4,180,331)      (3,849)
   Realized gain distribution from The Trusts..........     247,611          959,255       1,589,300           --
                                                           --------       ----------     -----------     --------
  Net realized gain (loss).............................     239,673        1,341,215      (2,591,031)      (3,849)
                                                           --------       ----------     -----------     --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     476,315          952,889      17,269,235      467,392
                                                           --------       ----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     715,988        2,294,104      14,678,204      463,543
                                                           --------       ----------     -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $853,423       $2,588,132     $15,419,663     $530,160
                                                           ========       ==========     ===========     ========

                                                        AXA CONSERVATIVE AXA CONSERVATIVE
                                                          ALLOCATION*    GROWTH STRATEGY*
                                                        ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  325,264        $ 24,829
  Expenses:
   Asset-based charges.................................       156,930              --
                                                           ----------        --------

NET INVESTMENT INCOME (LOSS)...........................       168,334          24,829
                                                           ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       (13,233)            895
   Realized gain distribution from The Trusts..........       537,988              --
                                                           ----------        --------
  Net realized gain (loss).............................       524,755             895
                                                           ----------        --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       907,606         102,862
                                                           ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     1,432,361         103,757
                                                           ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $1,600,695        $128,586
                                                           ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                        AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                           STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                        ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $12,790         $  276,663      $ 92,345  $ 7,991,484
  Expenses:
   Asset-based charges.................................          --            106,247            --    5,550,026
                                                            -------         ----------      --------  -----------

NET INVESTMENT INCOME (LOSS)...........................      12,790            170,416        92,345    2,441,458
                                                            -------         ----------      --------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      10,229            (66,054)      (13,186)  (6,979,933)
   Realized gain distribution from The Trusts..........          --            468,676            --   12,009,602
                                                            -------         ----------      --------  -----------
  Net realized gain (loss).............................      10,229            402,622       (13,186)   5,029,669
                                                            -------         ----------      --------  -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      21,605          1,753,744       920,829   75,524,282
                                                            -------         ----------      --------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.      31,834          2,156,366       907,643   80,553,951
                                                            -------         ----------      --------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $44,624         $2,326,782      $999,988  $82,995,409
                                                            =======         ==========      ========  ===========

                                                          AXA MODERATE   AXA MODERATE-PLUS
                                                        GROWTH STRATEGY*    ALLOCATION*
                                                        ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  224,880      $  2,960,307
  Expenses:
   Asset-based charges.................................            --           930,046
                                                           ----------      ------------

NET INVESTMENT INCOME (LOSS)...........................       224,880         2,030,261
                                                           ----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       133,951       (17,129,138)
   Realized gain distribution from The Trusts..........            --         5,823,269
                                                           ----------      ------------
  Net realized gain (loss).............................       133,951       (11,305,869)
                                                           ----------      ------------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     1,940,349        49,424,051
                                                           ----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     2,074,300        38,118,182
                                                           ----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $2,299,180      $ 40,148,443
                                                           ==========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                                                 AXA TACTICAL
                                                        AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER
                                                        MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*
                                                        ------------ ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................   $  3,691     $ 10,386     $  3,852       $ 10,575
  Expenses:
   Asset-based charges.................................     13,595        4,445        4,268          6,760
                                                          --------     --------     --------       --------

NET INVESTMENT INCOME (LOSS)...........................     (9,904)       5,941         (416)         3,815
                                                          --------     --------     --------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................    (15,468)      18,510       (6,852)       (34,083)
   Realized gain distribution from The Trusts..........     13,480       23,683       15,580             --
                                                          --------     --------     --------       --------
  Net realized gain (loss).............................     (1,988)      42,193        8,728        (34,083)
                                                          --------     --------     --------       --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................    372,340      154,841      147,297        284,944
                                                          --------     --------     --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.    370,352      197,034      156,025        250,861
                                                          --------     --------     --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................   $360,448     $202,975     $155,609       $254,676
                                                          ========     ========     ========       ========

                                                                             EQ/ALLIANCEBERNSTE
                                                          BLACKROCK GLOBAL      IN SMALL CAP
                                                        ALLOCATION V.I. FUND      GROWTH*
                                                        -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................      $  92,652          $   380,801
  Expenses:
   Asset-based charges.................................             --              857,548
                                                             ---------          -----------

NET INVESTMENT INCOME (LOSS)...........................         92,652             (476,747)
                                                             ---------          -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       (388,671)           8,107,432
   Realized gain distribution from The Trusts..........         20,899           10,370,135
                                                             ---------          -----------
  Net realized gain (loss).............................       (367,772)          18,477,567
                                                             ---------          -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................        860,242            8,166,941
                                                             ---------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.        492,470           26,644,508
                                                             ---------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................      $ 585,122          $26,167,761
                                                             =========          ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                                               EQ/CALVERT  EQ/CAPITAL
                                                        EQ/BLACKROCK BASIC EQ/BOSTON ADVISORS   SOCIALLY    GUARDIAN
                                                          VALUE EQUITY*      EQUITY INCOME*   RESPONSIBLE* RESEARCH*
                                                        ------------------ ------------------ ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $ 2,508,463         $  309,511       $  9,740   $   790,163
  Expenses:
   Asset-based charges.................................        644,491             38,789          2,622       436,013
                                                           -----------         ----------       --------   -----------

NET INVESTMENT INCOME (LOSS)...........................      1,863,972            270,722          7,118       354,150
                                                           -----------         ----------       --------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      2,412,022            420,742         72,033     1,176,480
   Realized gain distribution from The Trusts..........             --            187,526             --            --
                                                           -----------         ----------       --------   -----------
  Net realized gain (loss).............................      2,412,022            608,268         72,033     1,176,480
                                                           -----------         ----------       --------   -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     16,967,042          1,331,270         50,022    11,932,224
                                                           -----------         ----------       --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     19,379,064          1,939,538        122,055    13,108,704
                                                           -----------         ----------       --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $21,243,036         $2,210,260       $129,173   $13,462,854
                                                           ===========         ==========       ========   ===========

                                                        EQ/COMMON STOCK
                                                            INDEX*      EQ/CORE BOND INDEX*
                                                        --------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................  $ 20,673,161       $  788,468
  Expenses:
   Asset-based charges.................................     7,243,064          168,327
                                                         ------------       ----------

NET INVESTMENT INCOME (LOSS)...........................    13,430,097          620,141
                                                         ------------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................    (9,418,018)        (160,483)
   Realized gain distribution from The Trusts..........            --               --
                                                         ------------       ----------
  Net realized gain (loss).............................    (9,418,018)        (160,483)
                                                         ------------       ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................   181,101,662        1,070,926
                                                         ------------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.   171,683,644          910,443
                                                         ------------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................  $185,113,741       $1,530,584
                                                         ============       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                                             EQ/EQUITY GROWTH EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                        EQ/EQUITY 500 INDEX*      PLUS*       AND ACQUISITIONS* COMPANY VALUE*
                                                        -------------------- ---------------- ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $ 9,288,519        $   587,985        $     --       $ 1,246,121
  Expenses:
   Asset-based charges.................................       2,208,683            341,517          42,405           301,158
                                                            -----------        -----------        --------       -----------

NET INVESTMENT INCOME (LOSS)...........................       7,079,836            246,468         (42,405)          944,963
                                                            -----------        -----------        --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       7,660,764          1,289,541         148,388         4,205,949
   Realized gain distribution from The Trusts..........         233,988                 --         267,358         2,664,201
                                                            -----------        -----------        --------       -----------
  Net realized gain (loss).............................       7,894,752          1,289,541         415,746         6,870,150
                                                            -----------        -----------        --------       -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      57,323,701         11,375,612         208,976         7,969,546
                                                            -----------        -----------        --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................      65,218,453         12,665,153         624,722        14,839,696
                                                            -----------        -----------        --------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $72,298,289        $12,911,621        $582,317       $15,784,659
                                                            ===========        ===========        ========       ===========

                                                        EQ/GLOBAL BOND EQ/GLOBAL MULTI-
                                                            PLUS*       SECTOR EQUITY*
                                                        -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................   $ 339,682      $ 2,127,094
  Expenses:
   Asset-based charges.................................      75,133          595,628
                                                          ---------      -----------

NET INVESTMENT INCOME (LOSS)...........................     264,549        1,531,466
                                                          ---------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................     101,426       (9,888,260)
   Realized gain distribution from The Trusts..........     877,769               --
                                                          ---------      -----------
  Net realized gain (loss).............................     979,195       (9,888,260)
                                                          ---------      -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................    (452,965)      33,174,562
                                                          ---------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     526,230       23,286,302
                                                          ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................   $ 790,779      $24,817,768
                                                          =========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                        EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                        GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                        ---------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  237,118       $  429,804      $  9,138,312     $ 1,579,460
  Expenses:
   Asset-based charges.................................       377,323           85,126         1,589,884         348,777
                                                           ----------       ----------      ------------     -----------

NET INVESTMENT INCOME (LOSS)...........................      (140,205)         344,678         7,548,428       1,230,683
                                                           ----------       ----------      ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       772,958          343,068       (11,038,264)     (4,286,418)
   Realized gain distribution from The Trusts..........       364,287               --                --              --
                                                           ----------       ----------      ------------     -----------
  Net realized gain (loss).............................     1,137,245          343,068       (11,038,264)     (4,286,418)
                                                           ----------       ----------      ------------     -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      (404,177)       3,581,802        49,408,992      17,505,644
                                                           ----------       ----------      ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................       733,068        3,924,870        38,370,728      13,219,226
                                                           ----------       ----------      ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $  592,863       $4,269,548      $ 45,919,156     $14,449,909
                                                           ==========       ==========      ============     ===========

                                                        EQ/JPMORGAN VALUE EQ/LARGE CAP
                                                         OPPORTUNITIES*    CORE PLUS*
                                                        ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  212,667      $  124,255
  Expenses:
   Asset-based charges.................................       104,485          31,198
                                                           ----------      ----------

NET INVESTMENT INCOME (LOSS)...........................       108,182          93,057
                                                           ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      (370,358)       (146,600)
   Realized gain distribution from The Trusts..........            --         849,805
                                                           ----------      ----------
  Net realized gain (loss).............................      (370,358)        703,205
                                                           ----------      ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     3,552,213         395,979
                                                           ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     3,181,855       1,099,184
                                                           ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $3,290,037      $1,192,241
                                                           ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012



                                                                   EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP VALUE
                                                                   GROWTH INDEX* GROWTH PLUS*       INDEX*
                                                                   ------------- ------------ ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 1,306,765  $   697,929      $  216,198
  Expenses:
   Asset-based charges............................................      504,732      622,364          39,965
                                                                    -----------  -----------      ----------

NET INVESTMENT INCOME (LOSS)......................................      802,033       75,565         176,233
                                                                    -----------  -----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    4,179,506    3,909,353         410,578
   Realized gain distribution from The Trusts.....................           --           --              --
                                                                    -----------  -----------      ----------
  Net realized gain (loss)........................................    4,179,506    3,909,353         410,578
                                                                    -----------  -----------      ----------

  Change in unrealized appreciation (depreciation) of investments.    9,110,090   11,046,690       1,040,950
                                                                    -----------  -----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   13,289,596   14,956,043       1,451,528
                                                                    -----------  -----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................  $14,091,629  $15,031,608      $1,627,761
                                                                    ===========  ===========      ==========

                                                                                                         EQ/MFS
                                                                   EQ/LARGE CAP VALUE EQ/LORD ABBETT  INTERNATIONAL
                                                                         PLUS*        LARGE CAP CORE*    GROWTH*
                                                                   ------------------ --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  5,004,770      $  123,197     $  303,184
  Expenses:
   Asset-based charges............................................       1,578,527          37,560        104,781
                                                                      ------------      ----------     ----------

NET INVESTMENT INCOME (LOSS)......................................       3,426,243          85,637        198,403
                                                                      ------------      ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (15,756,610)      1,131,925        854,851
   Realized gain distribution from The Trusts.....................              --              --             --
                                                                      ------------      ----------     ----------
  Net realized gain (loss)........................................     (15,756,610)      1,131,925        854,851
                                                                      ------------      ----------     ----------

  Change in unrealized appreciation (depreciation) of investments.      58,009,894       1,063,358      4,241,687
                                                                      ------------      ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      42,253,284       2,195,283      5,096,538
                                                                      ------------      ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $ 45,679,527      $2,280,920     $5,294,941
                                                                      ============      ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                                          EQ/MID CAP VALUE                    EQ/MONTAG &
                                                        EQ/MID CAP INDEX*      PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                        ----------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $   834,775      $ 2,187,495       $      --        $  228,178
  Expenses:
   Asset-based charges.................................        325,677          787,732         848,924            96,528
                                                           -----------      -----------       ---------        ----------

NET INVESTMENT INCOME (LOSS)...........................        509,098        1,399,763        (848,924)          131,650
                                                           -----------      -----------       ---------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................     (1,788,798)       4,139,054          (3,950)        1,955,476
   Realized gain distribution from The Trusts..........             --               --              --                --
                                                           -----------      -----------       ---------        ----------
  Net realized gain (loss).............................     (1,788,798)       4,139,054          (3,950)        1,955,476
                                                           -----------      -----------       ---------        ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     14,648,907       24,638,885           5,772           955,292
                                                           -----------      -----------       ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     12,860,109       28,777,939           1,822         2,910,768
                                                           -----------      -----------       ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................    $13,369,207      $30,177,702       $(847,102)       $3,042,418
                                                           ===========      ===========       =========        ==========

                                                        EQ/MORGAN STANLEY EQ/PIMCO ULTRA
                                                         MID CAP GROWTH*   SHORT BOND*
                                                        ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  227,774        $256,227
  Expenses:
   Asset-based charges.................................       196,884         148,453
                                                           ----------        --------

NET INVESTMENT INCOME (LOSS)...........................        30,890         107,774
                                                           ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................     3,310,938          47,949
   Realized gain distribution from The Trusts..........       815,071              --
                                                           ----------        --------
  Net realized gain (loss).............................     4,126,009          47,949
                                                           ----------        --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      (110,046)        340,698
                                                           ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     4,015,963         388,647
                                                           ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................    $4,046,853        $496,421
                                                           ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                   EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE
                                                                        PLUS*           INDEX*       GROWTH STOCK*
                                                                   --------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   474,629     $   792,990       $       --
  Expenses:
   Asset-based charges............................................       366,908         162,488          177,485
                                                                     -----------     -----------       ----------

NET INVESTMENT INCOME (LOSS)......................................       107,721         630,502         (177,485)
                                                                     -----------     -----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,216,917)     (1,133,560)       2,519,598
   Realized gain distribution from The Trusts.....................            --       3,167,919               --
                                                                     -----------     -----------       ----------
  Net realized gain (loss)........................................    (1,216,917)      2,034,359        2,519,598
                                                                     -----------     -----------       ----------

  Change in unrealized appreciation (depreciation) of investments.     2,801,353       5,076,273        3,911,574
                                                                     -----------     -----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,584,436       7,110,632        6,431,172
                                                                     -----------     -----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $ 1,692,157     $ 7,741,134       $6,253,687
                                                                     ===========     ===========       ==========

                                                                   EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                                       INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                                   --------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 48,255       $ 71,312     $     8,435
  Expenses:
   Asset-based charges............................................      17,592         15,200         195,949
                                                                      --------       --------     -----------

NET INVESTMENT INCOME (LOSS)......................................      30,663         56,112        (187,514)
                                                                      --------       --------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     100,596        237,997       3,864,439
   Realized gain distribution from The Trusts.....................          --             --       2,166,038
                                                                      --------       --------     -----------
  Net realized gain (loss)........................................     100,596        237,997       6,030,477
                                                                      --------       --------     -----------

  Change in unrealized appreciation (depreciation) of investments.     467,898        639,497       6,555,318
                                                                      --------       --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     568,494        877,494      12,585,795
                                                                      --------       --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $599,157       $933,606     $12,398,281
                                                                      ========       ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                   FIDELITY(R) VIP ASSET FIDELITY(R) VIP FIDELITY(R) VIP
                                                                      MANAGER: GROWTH     CONTRAFUND(R)   EQUITY-INCOME
                                                                         PORTFOLIO          PORTFOLIO       PORTFOLIO
                                                                   --------------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 17,183          $  400,482       $ 28,487
  Expenses:
   Asset-based charges............................................             --              77,235             --
                                                                         --------          ----------       --------

NET INVESTMENT INCOME (LOSS)......................................         17,183             323,247         28,487
                                                                         --------          ----------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (7,252)          1,339,314         50,126
   Realized gain distribution from The Trusts.....................          5,659                  --         68,376
                                                                         --------          ----------       --------
  Net realized gain (loss)........................................         (1,593)          1,339,314        118,502
                                                                         --------          ----------       --------

  Change in unrealized appreciation (depreciation) of investments.        187,502           3,207,044         25,558
                                                                         --------          ----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        185,909           4,546,358        144,060
                                                                         --------          ----------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................       $203,092          $4,869,605       $172,547
                                                                         ========          ==========       ========

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                                   GROWTH & INCOME   HIGH INCOME   INVESTMENT GRADE
                                                                      PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
                                                                   --------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 63,835       $  794,908       $ 491,744
  Expenses:
   Asset-based charges............................................       7,028               --              --
                                                                      --------       ----------       ---------

NET INVESTMENT INCOME (LOSS)......................................      56,807          794,908         491,744
                                                                      --------       ----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     169,751           53,456         124,982
   Realized gain distribution from The Trusts.....................       1,535               --         555,865
                                                                      --------       ----------       ---------
  Net realized gain (loss)........................................     171,286           53,456         680,847
                                                                      --------       ----------       ---------

  Change in unrealized appreciation (depreciation) of investments.     146,656          628,768        (444,465)
                                                                      --------       ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     317,942          682,224         236,382
                                                                      --------       ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $374,749       $1,477,132       $ 728,126
                                                                      ========       ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012



                                                        FIDELITY(R) VIP MID CAP FIDELITY(R) VIP MONEY FIDELITY(R) VIP VALUE
                                                               PORTFOLIO          MARKET PORTFOLIO          PORTFOLIO
                                                        ----------------------- --------------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................       $   89,781                $112                $ 11,369
  Expenses:
   Asset-based charges.................................           20,078                  --                      --
                                                              ----------                ----                --------

NET INVESTMENT INCOME (LOSS)...........................           69,703                 112                  11,369
                                                              ----------                ----                --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        1,167,685                  (4)                  8,624
   Realized gain distribution from The Trusts..........        1,847,206                  --                      --
                                                              ----------                ----                --------
  Net realized gain (loss).............................        3,014,891                  (4)                  8,624
                                                              ----------                ----                --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................          210,626                  --                  95,194
                                                              ----------                ----                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................        3,225,517                  (4)                103,818
                                                              ----------                ----                --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................       $3,295,220                $108                $115,187
                                                              ==========                ====                ========

                                                        FIDELITY(R) VIP VALUE FRANKLIN RISING FRANKLIN SMALL CAP
                                                             STRATEGIES          DIVIDENDS     VALUE SECURITIES
                                                              PORTFOLIO       SECURITIES FUND        FUND
                                                        --------------------- --------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................        $ 1,579          $  437,258         $ 19,612
  Expenses:
   Asset-based charges.................................             --             114,653            6,871
                                                               -------          ----------         --------

NET INVESTMENT INCOME (LOSS)...........................          1,579             322,605           12,741
                                                               -------          ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................         16,431             530,217           41,819
   Realized gain distribution from The Trusts..........             --                  --               --
                                                               -------          ----------         --------
  Net realized gain (loss).............................         16,431             530,217           41,819
                                                               -------          ----------         --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................         67,585           2,025,054          318,953
                                                               -------          ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................         84,016           2,555,271          360,772
                                                               -------          ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................        $85,595          $2,877,876         $373,513
                                                               =======          ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                        FRANKLIN STRATEGIC                        INVESCO V.I.
                                                        INCOME SECURITIES  GOLDMAN SACHS VIT  DIVERSIFIED DIVIDEND
                                                               FUND        MID CAP VALUE FUND         FUND
                                                        ------------------ ------------------ --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $1,028,398          $ 68,709            $ 2,734
  Expenses:
   Asset-based charges.................................         58,676            26,837                 --
                                                            ----------          --------            -------

NET INVESTMENT INCOME (LOSS)...........................        969,722            41,872              2,734
                                                            ----------          --------            -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        (57,786)          109,608              4,987
   Realized gain distribution from The Trusts..........         17,284                --                 --
                                                            ----------          --------            -------
  Net realized gain (loss).............................        (40,502)          109,608              4,987
                                                            ----------          --------            -------

  Change in unrealized appreciation (depreciation) of
   investments.........................................        758,825           770,439             20,281
                                                            ----------          --------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.        718,323           880,047             25,268
                                                            ----------          --------            -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $1,688,045          $921,919            $28,002
                                                            ==========          ========            =======

                                                                            INVESCO V.I.
                                                        INVESCO V.I. GLOBAL INTERNATIONAL INVESCO V.I. MID CAP
                                                         REAL ESTATE FUND    GROWTH FUND    CORE EQUITY FUND
                                                        ------------------- ------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $   66,405       $  204,890         $     --
  Expenses:
   Asset-based charges.................................         37,888           45,848            6,193
                                                            ----------       ----------         --------

NET INVESTMENT INCOME (LOSS)...........................         28,517          159,042           (6,193)
                                                            ----------       ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        344,102           39,679          (51,187)
   Realized gain distribution from The Trusts..........             --               --           20,463
                                                            ----------       ----------         --------
  Net realized gain (loss).............................        344,102           39,679          (30,724)
                                                            ----------       ----------         --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      2,395,278        1,797,872          277,067
                                                            ----------       ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.      2,739,380        1,837,551          246,343
                                                            ----------       ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $2,767,897       $1,996,593         $240,150
                                                            ==========       ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                                                      IVY FUNDS VIP
                                                                   INVESCO V.I. SMALL   DIVIDEND    IVY FUNDS VIP
                                                                    CAP EQUITY FUND   OPPORTUNITIES    ENERGY
                                                                   ------------------ ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $     --        $  9,513      $      --
  Expenses:
   Asset-based charges............................................        10,424              --         29,636
                                                                        --------        --------      ---------

NET INVESTMENT INCOME (LOSS)......................................       (10,424)          9,513        (29,636)
                                                                        --------        --------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         3,156          62,041       (620,862)
   Realized gain distribution from The Trusts.....................            --              --             --
                                                                        --------        --------      ---------
  Net realized gain (loss)........................................         3,156          62,041       (620,862)
                                                                        --------        --------      ---------

  Change in unrealized appreciation (depreciation) of investments.       349,215         103,008        675,116
                                                                        --------        --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       352,371         165,049         54,254
                                                                        --------        --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $341,947        $174,562      $  24,618
                                                                        ========        ========      =========

                                                                                     IVY FUNDS VIP
                                                                   IVY FUNDS VIP MID  SCIENCE AND  IVY FUNDS VIP SMALL
                                                                      CAP GROWTH      TECHNOLOGY       CAP GROWTH
                                                                   ----------------- ------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $       --       $      --        $      --
  Expenses:
   Asset-based charges............................................        45,584              --           15,032
                                                                      ----------       ---------        ---------

NET INVESTMENT INCOME (LOSS)......................................       (45,584)             --          (15,032)
                                                                      ----------       ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (275,669)       (209,051)        (184,373)
   Realized gain distribution from The Trusts.....................     1,431,533         301,753           97,537
                                                                      ----------       ---------        ---------
  Net realized gain (loss)........................................     1,155,864          92,702          (86,836)
                                                                      ----------       ---------        ---------

  Change in unrealized appreciation (depreciation) of investments.       395,827         829,615          293,417
                                                                      ----------       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,551,691         922,317          206,581
                                                                      ----------       ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $1,506,107       $ 922,317        $ 191,549
                                                                      ==========       =========        =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                        LAZARD RETIREMENT                      MFS(R) INVESTORS
                                                        EMERGING MARKETS  MFS(R) INTERNATIONAL   GROWTH STOCK   MFS(R) INVESTORS
                                                        EQUITY PORTFOLIO    VALUE PORTFOLIO         SERIES        TRUST SERIES
                                                        ----------------- -------------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $   687,526         $  388,987          $  2,769         $ 4,194
  Expenses:
   Asset-based charges.................................        125,312             57,200             5,330           1,573
                                                           -----------         ----------          --------         -------

NET INVESTMENT INCOME (LOSS)...........................        562,214            331,787            (2,561)          2,621
                                                           -----------         ----------          --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................     (1,211,255)           604,541            31,561          19,100
   Realized gain distribution from The Trusts..........        499,154                 --            61,016              --
                                                           -----------         ----------          --------         -------
  Net realized gain (loss).............................       (712,101)           604,541            92,577          19,100
                                                           -----------         ----------          --------         -------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      7,605,260          3,005,750            59,814          39,398
                                                           -----------         ----------          --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.      6,893,159          3,610,291           152,391          58,498
                                                           -----------         ----------          --------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $ 7,455,373         $3,942,078          $149,830         $61,119
                                                           ===========         ==========          ========         =======

                                                        MFS(R) UTILITIES    MULTIMANAGER
                                                             SERIES      AGGRESSIVE EQUITY*
                                                        ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $ 73,703        $   795,617
  Expenses:
   Asset-based charges.................................           --          1,876,046
                                                            --------        -----------

NET INVESTMENT INCOME (LOSS)...........................       73,703         (1,080,429)
                                                            --------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       29,177          5,735,806
   Realized gain distribution from The Trusts..........           --                 --
                                                            --------        -----------
  Net realized gain (loss).............................       29,177          5,735,806
                                                            --------        -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       20,994         38,657,448
                                                            --------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.       50,171         44,393,254
                                                            --------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $123,874        $43,312,825
                                                            ========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                                          MULTIMANAGER   MULTIMANAGER
                                                        MULTIMANAGER CORE INTERNATIONAL LARGE CAP CORE   MULTIMANAGER
                                                              BOND*          EQUITY*       EQUITY*     LARGE CAP VALUE*
                                                        ----------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $ 1,867,137     $   623,758    $   45,462      $  332,015
  Expenses:
   Asset-based charges.................................        313,494         158,901        20,340          91,219
                                                           -----------     -----------    ----------      ----------

NET INVESTMENT INCOME (LOSS)...........................      1,553,643         464,857        25,122         240,796
                                                           -----------     -----------    ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        711,362      (2,466,159)      134,720        (383,726)
   Realized gain distribution from The Trusts..........      4,137,482              --            --              --
                                                           -----------     -----------    ----------      ----------
  Net realized gain (loss).............................      4,848,844      (2,466,159)      134,720        (383,726)
                                                           -----------     -----------    ----------      ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     (1,855,961)      8,673,214       907,723       4,095,039
                                                           -----------     -----------    ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................      2,992,883       6,207,055     1,042,443       3,711,313
                                                           -----------     -----------    ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $ 4,546,526     $ 6,671,912    $1,067,565      $3,952,109
                                                           ===========     ===========    ==========      ==========

                                                        MULTIMANAGER MID MULTIMANAGER MID
                                                          CAP GROWTH*       CAP VALUE*
                                                        ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $       --       $  164,308
  Expenses:
   Asset-based charges.................................        98,832          161,421
                                                           ----------       ----------

NET INVESTMENT INCOME (LOSS)...........................       (98,832)           2,887
                                                           ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       956,209          266,953
   Realized gain distribution from The Trusts..........            --               --
                                                           ----------       ----------
  Net realized gain (loss).............................       956,209          266,953
                                                           ----------       ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     2,813,718        5,745,527
                                                           ----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     3,769,927        6,012,480
                                                           ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $3,671,095       $6,015,367
                                                           ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                        MULTIMANAGER MULTI-   MULTIMANAGER      MULTIMANAGER   MULTIMANAGER
                                                           SECTOR BOND*     SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*
                                                        ------------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $ 2,517,324         $     --         $  154,966     $       --
  Expenses:
   Asset-based charges.................................         493,625           12,707             79,164        312,295
                                                            -----------         --------         ----------     ----------

NET INVESTMENT INCOME (LOSS)...........................       2,023,699          (12,707)            75,802       (312,295)
                                                            -----------         --------         ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      (4,073,210)          55,567           (623,830)     3,370,195
   Realized gain distribution from The Trusts..........              --               --                 --             --
                                                            -----------         --------         ----------     ----------
  Net realized gain (loss).............................      (4,073,210)          55,567           (623,830)     3,370,195
                                                            -----------         --------         ----------     ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       7,394,307          763,392          4,565,283      6,063,142
                                                            -----------         --------         ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................       3,321,097          818,959          3,941,453      9,433,337
                                                            -----------         --------         ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................     $ 5,344,796         $806,252         $4,017,255     $9,121,042
                                                            ===========         ========         ==========     ==========

                                                         MUTUAL SHARES  NATURAL RESOURCES
                                                        SECURITIES FUND     PORTFOLIO
                                                        --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................   $  193,062       $        --
  Expenses:
   Asset-based charges.................................       16,350                --
                                                          ----------       -----------

NET INVESTMENT INCOME (LOSS)...........................      176,712                --
                                                          ----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      293,152        (1,633,487)
   Realized gain distribution from The Trusts..........           --         1,139,323
                                                          ----------       -----------
  Net realized gain (loss).............................      293,152          (494,164)
                                                          ----------       -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      708,147           855,925
                                                          ----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................    1,001,299           361,761
                                                          ----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................   $1,178,011       $   361,761
                                                          ==========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                        PIMCO VARIABLE INSURANCE PIMCO VARIABLE  PIMCO VARIABLE
                                                                 TRUST           INSURANCE TRUST INSURANCE TRUST
                                                        COMMODITY REAL RETURN(R)   REAL RETURN    TOTAL RETURN
                                                           STRATEGY PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        ------------------------ --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................        $ 230,508           $  325,511      $1,697,382
  Expenses:
   Asset-based charges.................................           30,365               77,407         145,293
                                                               ---------           ----------      ----------

NET INVESTMENT INCOME (LOSS)...........................          200,143              248,104       1,552,089
                                                               ---------           ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................         (602,872)           1,110,649         626,640
   Realized gain distribution from The Trusts..........          335,565            2,080,502       1,321,384
                                                               ---------           ----------      ----------
  Net realized gain (loss).............................         (267,307)           3,191,151       1,948,024
                                                               ---------           ----------      ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................          440,331             (740,852)      2,423,044
                                                               ---------           ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................          173,024            2,450,299       4,371,068
                                                               ---------           ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................        $ 373,167           $2,698,403      $5,923,157
                                                               =========           ==========      ==========

                                                                               T. ROWE PRICE
                                                        T. ROWE PRICE EQUITY  HEALTH SCIENCES TARGET 2015
                                                        INCOME PORTFOLIO - II    PORTFOLIO    ALLOCATION*
                                                        --------------------- --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................      $  227,007          $     --      $  8,435
  Expenses:
   Asset-based charges.................................          51,489                --            --
                                                             ----------          --------      --------

NET INVESTMENT INCOME (LOSS)...........................         175,518                --         8,435
                                                             ----------          --------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................         223,936           453,674        53,418
   Realized gain distribution from The Trusts..........              --            44,511        31,023
                                                             ----------          --------      --------
  Net realized gain (loss).............................         223,936           498,185        84,441
                                                             ----------          --------      --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       1,275,941           225,806       185,795
                                                             ----------          --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................       1,499,877           723,991       270,236
                                                             ----------          --------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................      $1,675,395          $723,991      $278,671
                                                             ==========          ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                                                           TEMPLETON
                                                                                                           DEVELOPING
                                                                   TARGET 2025 TARGET 2035 TARGET 2045 MARKETS SECURITIES
                                                                   ALLOCATION* ALLOCATION* ALLOCATION*        FUND
                                                                   ----------- ----------- ----------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 13,599    $  3,727    $  4,839       $  127,850
  Expenses:
   Asset-based charges............................................        --          --          --           37,878
                                                                    --------    --------    --------       ----------

NET INVESTMENT INCOME (LOSS)......................................    13,599       3,727       4,839           89,972
                                                                    --------    --------    --------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   160,425     322,258      45,926         (323,815)
   Realized gain distribution from The Trusts.....................    54,134      73,012      16,482               --
                                                                    --------    --------    --------       ----------
  Net realized gain (loss)........................................   214,559     395,270      62,408         (323,815)
                                                                    --------    --------    --------       ----------

  Change in unrealized appreciation (depreciation) of investments.   339,208     389,585     109,628        1,206,811
                                                                    --------    --------    --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   553,767     784,855     172,036          882,996
                                                                    --------    --------    --------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $567,366    $788,582    $176,875       $  972,968
                                                                    ========    ========    ========       ==========

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES  TEMPLETON GROWTH
                                                                         FUND       SECURITIES FUND
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $4,089,252        $ 24,094
  Expenses:
   Asset-based charges............................................       285,321           4,118
                                                                      ----------        --------

NET INVESTMENT INCOME (LOSS)......................................     3,803,931          19,976
                                                                      ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (446,023)        (17,909)
   Realized gain distribution from The Trusts.....................       102,660              --
                                                                      ----------        --------
  Net realized gain (loss)........................................      (343,363)        (17,909)
                                                                      ----------        --------

  Change in unrealized appreciation (depreciation) of investments.     5,286,191         213,510
                                                                      ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     4,942,828         195,601
                                                                      ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $8,746,759        $215,577
                                                                      ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                                      VANGUARD VARIABLE
                                                                                      INSURANCE FUND -
                                                                   VAN ECK VIP GLOBAL   EQUITY INDEX
                                                                    HARD ASSETS FUND      PORTFOLIO
                                                                   ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  70,311          $ 68,604
  Expenses:
   Asset-based charges............................................        40,366            23,550
                                                                       ---------          --------

NET INVESTMENT INCOME (LOSS)......................................        29,945            45,054
                                                                       ---------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (958,065)          164,856
   Realized gain distribution from The Trusts.....................       863,445           147,628
                                                                       ---------          --------
  Net realized gain (loss)........................................       (94,620)          312,484
                                                                       ---------          --------

  Change in unrealized appreciation (depreciation) of investments.       264,565           175,294
                                                                       ---------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       169,945           487,778
                                                                       ---------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $ 199,890          $532,832
                                                                       =========          ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      ALL ASSET
                                                                                                    GROWTH-ALT 20*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   137,435  $   67,620
  Net realized gain (loss) on investments.....................................................     239,673     173,925
  Change in unrealized appreciation (depreciation) of investments.............................     476,315    (451,235)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     853,423    (209,690)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,723,967     923,046
   Transfers between Variable Investments Options including guaranteed interest account, net..   3,890,732   3,479,484
   Transfers for contract benefits and terminations...........................................    (637,547)    (39,121)
   Contract maintenance charges...............................................................    (517,407)   (202,310)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   4,459,745   4,161,099
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          44          32
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   5,313,212   3,951,441
NET ASSETS -- BEGINNING OF PERIOD.............................................................   5,611,263   1,659,822
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $10,924,475  $5,611,263
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          51          46
  Redeemed....................................................................................         (11)         (7)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          40          39
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS II
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

                                                                                                  AMERICAN CENTURY VP
                                                                                                  MID CAP VALUE FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   294,028  $   162,490
  Net realized gain (loss) on investments.....................................................   1,341,215      505,545
  Change in unrealized appreciation (depreciation) of investments.............................     952,889   (1,105,553)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,588,132     (437,518)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     792,721      660,846
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,896,053)   4,720,644
   Transfers for contract benefits and terminations...........................................  (1,240,838)    (329,617)
   Contract maintenance charges...............................................................    (334,271)    (204,106)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (4,678,441)   4,847,767
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       1,238           28
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (2,089,071)   4,410,277
NET ASSETS -- BEGINNING OF PERIOD.............................................................  15,605,727   11,195,450
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $13,516,656  $15,605,727
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS II
  Issued......................................................................................          66           89
  Redeemed....................................................................................         (97)         (46)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (31)          43
                                                                                               ===========  ===========

                                                                                                     AXA AGGRESSIVE
                                                                                                       ALLOCATION*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    741,459  $  1,453,415
  Net realized gain (loss) on investments.....................................................   (2,591,031)   (1,874,559)
  Change in unrealized appreciation (depreciation) of investments.............................   17,269,235    (9,471,609)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   15,419,663    (9,892,753)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   15,523,664    17,276,783
   Transfers between Variable Investments Options including guaranteed interest account, net..  (11,359,114)   (8,474,775)
   Transfers for contract benefits and terminations...........................................   (5,895,486)   (4,777,994)
   Contract maintenance charges...............................................................   (7,615,464)   (8,165,375)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (9,346,400)   (4,141,361)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    6,073,263   (14,034,114)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  114,695,556   128,729,670
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $120,768,819  $114,695,556
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           49            71
  Redeemed....................................................................................         (108)         (124)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (59)          (53)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           46            84
  Redeemed....................................................................................          (47)          (53)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (1)           31
                                                                                               ============  ============

UNIT ACTIVITY CLASS II
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA BALANCED
                                                                                                      STRATEGY*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   66,617  $   53,123
  Net realized gain (loss) on investments.....................................................     (3,849)     68,373
  Change in unrealized appreciation (depreciation) of investments.............................    467,392    (249,339)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    530,160    (127,843)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  5,061,180   3,790,766
   Transfers between Variable Investments Options including guaranteed interest account, net..   (308,416)    (55,148)
   Transfers for contract benefits and terminations...........................................    (78,975)     (4,605)
   Contract maintenance charges...............................................................   (877,159)   (455,143)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  3,796,630   3,275,870
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          --
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  4,326,790   3,148,027
NET ASSETS -- BEGINNING OF PERIOD.............................................................  4,805,373   1,657,346
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $9,132,163  $4,805,373
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................         47          35
  Redeemed....................................................................................        (14)         (6)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         33          29
                                                                                               ==========  ==========

                                                                                                   AXA CONSERVATIVE
                                                                                                      ALLOCATION*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   168,334  $   617,905
  Net realized gain (loss) on investments.....................................................     524,755      549,304
  Change in unrealized appreciation (depreciation) of investments.............................     907,606     (613,175)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,600,695      554,034
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,411,373    3,351,499
   Transfers between Variable Investments Options including guaranteed interest account, net..     736,190   10,180,021
   Transfers for contract benefits and terminations...........................................  (2,568,019)  (2,095,316)
   Contract maintenance charges...............................................................  (2,802,266)  (2,567,012)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,222,722)   8,869,192
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     377,973    9,423,226
NET ASSETS -- BEGINNING OF PERIOD.............................................................  38,647,840   29,224,614
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $39,025,813  $38,647,840
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          88          157
  Redeemed....................................................................................         (56)         (70)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          32           87
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          21           28
  Redeemed....................................................................................         (17)         (24)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           4            4
                                                                                               ===========  ===========

                                                                                                  AXA CONSERVATIVE
                                                                                                  GROWTH STRATEGY*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   24,829  $   13,391
  Net realized gain (loss) on investments.....................................................        895      20,941
  Change in unrealized appreciation (depreciation) of investments.............................    102,862     (51,482)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    128,586     (17,150)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  1,858,137     641,568
   Transfers between Variable Investments Options including guaranteed interest account, net..    446,141     116,774
   Transfers for contract benefits and terminations...........................................     (6,663)     (4,858)
   Contract maintenance charges...............................................................   (235,604)   (128,036)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  2,062,011     625,448
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          --
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  2,190,597     608,298
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,113,920     505,622
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $3,304,517  $1,113,920
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................         21           7
  Redeemed....................................................................................         (3)         (2)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         18           5
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  AXA CONSERVATIVE
                                                                                                     STRATEGY*
                                                                                               ---------------------
                                                                                                   2012       2011
                                                                                               -----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    12,790  $ 11,522
  Net realized gain (loss) on investments.....................................................      10,229     9,147
  Change in unrealized appreciation (depreciation) of investments.............................      21,605   (17,204)
                                                                                               -----------  --------
  Net Increase (decrease) in net assets from operations.......................................      44,624     3,465
                                                                                               -----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,359,400   163,790
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,035,928)   87,712
   Transfers for contract benefits and terminations...........................................      (2,303)   (1,702)
   Contract maintenance charges...............................................................    (106,951)  (78,595)
                                                                                               -----------  --------

  Net increase (decrease) in net assets from contractowner transactions.......................     214,218   171,205
                                                                                               -----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --        --
                                                                                               -----------  --------

INCREASE (DECREASE) IN NET ASSETS.............................................................     258,842   174,670
NET ASSETS -- BEGINNING OF PERIOD.............................................................     870,448   695,778
                                                                                               -----------  --------

NET ASSETS -- END OF PERIOD................................................................... $ 1,129,290  $870,448
                                                                                               ===========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --        --
  Redeemed....................................................................................          --        --
                                                                                               -----------  --------
  Net Increase (Decrease).....................................................................          --        --
                                                                                               ===========  ========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          20         4
  Redeemed....................................................................................         (18)       (2)
                                                                                               -----------  --------
  Net Increase (Decrease).....................................................................           2         2
                                                                                               ===========  ========

                                                                                                 AXA CONSERVATIVE-PLUS
                                                                                                      ALLOCATION*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   170,416  $   496,648
  Net realized gain (loss) on investments.....................................................     402,622      689,966
  Change in unrealized appreciation (depreciation) of investments.............................   1,753,744   (1,464,065)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,326,782     (277,451)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,364,007    3,465,000
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,071,374)  (2,333,544)
   Transfers for contract benefits and terminations...........................................  (1,492,105)  (2,621,369)
   Contract maintenance charges...............................................................  (2,512,346)  (2,506,499)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,711,818)  (3,996,412)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     614,964   (4,273,863)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  33,695,583   37,969,446
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $34,310,547  $33,695,583
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          38           57
  Redeemed....................................................................................         (48)         (89)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (10)         (32)
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          15           22
  Redeemed....................................................................................         (16)         (19)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (1)           3
                                                                                               ===========  ===========

                                                                                                      AXA GROWTH
                                                                                                      STRATEGY*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    92,345  $   70,985
  Net realized gain (loss) on investments.....................................................     (13,186)     93,275
  Change in unrealized appreciation (depreciation) of investments.............................     920,829    (451,069)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     999,988    (286,809)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   6,498,874   6,404,084
   Transfers between Variable Investments Options including guaranteed interest account, net..    (306,081)    100,732
   Transfers for contract benefits and terminations...........................................    (319,350)     (2,788)
   Contract maintenance charges...............................................................  (1,378,338)   (917,456)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   4,495,105   5,584,572
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   5,495,093   5,297,763
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,469,676   2,171,913
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $12,964,769  $7,469,676
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          51          55
  Redeemed....................................................................................         (12)         (6)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          39          49
                                                                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        AXA MODERATE
                                                                                                         ALLOCATION*
                                                                                               ------------------------------
                                                                                                    2012            2011
                                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    2,441,458  $   12,880,463
  Net realized gain (loss) on investments.....................................................      5,029,669      19,805,679
  Change in unrealized appreciation (depreciation) of investments.............................     75,524,282     (61,782,795)
                                                                                               --------------  --------------
  Net Increase (decrease) in net assets from operations.......................................     82,995,409     (29,096,653)
                                                                                               --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     75,182,244      81,465,154
   Transfers between Variable Investments Options including guaranteed interest account, net..    (40,177,739)    (38,319,530)
   Transfers for contract benefits and terminations...........................................    (60,675,817)    (60,761,027)
   Contract maintenance charges...............................................................    (78,066,657)    (81,572,389)
                                                                                               --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (103,737,969)    (99,187,792)
                                                                                               --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................             --              --
                                                                                               --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (20,742,560)   (128,284,445)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,048,090,537   1,176,374,982
                                                                                               --------------  --------------

NET ASSETS -- END OF PERIOD................................................................... $1,027,347,977  $1,048,090,537
                                                                                               ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................             99              99
  Redeemed....................................................................................           (238)           (279)
                                                                                               --------------  --------------
  Net Increase (Decrease).....................................................................           (139)           (180)
                                                                                               ==============  ==============
UNIT ACTIVITY CLASS B
  Issued......................................................................................             94             112
  Redeemed....................................................................................           (128)            (97)
                                                                                               --------------  --------------
  Net Increase (Decrease).....................................................................            (34)             15
                                                                                               ==============  ==============

                                                                                                  AXA MODERATE GROWTH
                                                                                                       STRATEGY*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   224,880  $   209,457
  Net realized gain (loss) on investments.....................................................     133,951      316,331
  Change in unrealized appreciation (depreciation) of investments.............................   1,940,349   (1,133,779)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,299,180     (607,991)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  15,962,454   11,244,154
   Transfers between Variable Investments Options including guaranteed interest account, net..    (704,098)   1,496,685
   Transfers for contract benefits and terminations...........................................    (217,420)    (163,226)
   Contract maintenance charges...............................................................  (3,279,795)  (2,083,453)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  11,761,141   10,494,160
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  14,060,321    9,886,169
NET ASSETS -- BEGINNING OF PERIOD.............................................................  19,984,346   10,098,177
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $34,044,667  $19,984,346
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................         119          102
  Redeemed....................................................................................         (19)          (8)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         100           94
                                                                                               ===========  ===========

                                                                                                    AXA MODERATE-PLUS
                                                                                                       ALLOCATION*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  2,030,261  $  4,974,381
  Net realized gain (loss) on investments.....................................................  (11,305,869)   (1,729,714)
  Change in unrealized appreciation (depreciation) of investments.............................   49,424,051   (23,005,579)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   40,148,443   (19,760,912)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   46,848,454    53,380,452
   Transfers between Variable Investments Options including guaranteed interest account, net..  (28,830,573)  (20,855,819)
   Transfers for contract benefits and terminations...........................................  (21,433,366)  (14,948,235)
   Contract maintenance charges...............................................................  (25,597,253)  (26,393,133)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (29,012,738)   (8,816,735)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   11,135,705   (28,577,647)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  367,097,013   395,674,660
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $378,232,718  $367,097,013
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          138           151
  Redeemed....................................................................................         (277)         (261)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (139)         (110)
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................          114           169
  Redeemed....................................................................................         (148)          (94)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (34)           75
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     AXA TACTICAL
                                                                                                     MANAGER 400*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    (9,904) $  (10,084)
  Net realized gain (loss) on investments.....................................................      (1,988)     67,371
  Change in unrealized appreciation (depreciation) of investments.............................     372,340    (357,797)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     360,448    (300,510)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     298,787     279,543
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,195,155)  1,703,347
   Transfers for contract benefits and terminations...........................................     (45,134)     (6,493)
   Contract maintenance charges...............................................................     (86,741)    (63,181)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,028,243)  1,913,216
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         (19)         28
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (667,814)  1,612,734
NET ASSETS -- BEGINNING OF PERIOD.............................................................   2,417,085     804,351
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $ 1,749,271  $2,417,085
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................           8          22
  Redeemed....................................................................................         (17)         (5)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          (9)         17
                                                                                               ===========  ==========

                                                                                                    AXA TACTICAL
                                                                                                    MANAGER 500*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    5,941  $    2,288
  Net realized gain (loss) on investments.....................................................     42,193      49,230
  Change in unrealized appreciation (depreciation) of investments.............................    154,841     (99,402)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    202,975     (47,884)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    322,677     225,459
   Transfers between Variable Investments Options including guaranteed interest account, net..    186,753     538,678
   Transfers for contract benefits and terminations...........................................    (45,525)    (36,838)
   Contract maintenance charges...............................................................    (83,295)    (47,708)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    380,610     679,591
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          4           4
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    583,589     631,711
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,249,429     617,718
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $1,833,018  $1,249,429
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          7          10
  Redeemed....................................................................................         (3)         (4)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................          4           6
                                                                                               ==========  ==========

                                                                                                    AXA TACTICAL
                                                                                                   MANAGER 2000*
                                                                                               ---------------------
                                                                                                  2012        2011
                                                                                               ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     (416) $  (2,990)
  Net realized gain (loss) on investments.....................................................      8,728     20,410
  Change in unrealized appreciation (depreciation) of investments.............................    147,297   (121,001)
                                                                                               ----------  ---------
  Net Increase (decrease) in net assets from operations.......................................    155,609   (103,581)
                                                                                               ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    180,404    204,557
   Transfers between Variable Investments Options including guaranteed interest account, net..    129,773    259,700
   Transfers for contract benefits and terminations...........................................    (16,345)   (17,346)
   Contract maintenance charges...............................................................    (49,992)   (33,815)
                                                                                               ----------  ---------

  Net increase (decrease) in net assets from contractowner transactions.......................    243,840    413,096
                                                                                               ----------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          7          4
                                                                                               ----------  ---------

INCREASE (DECREASE) IN NET ASSETS.............................................................    399,456    309,519
NET ASSETS -- BEGINNING OF PERIOD.............................................................    903,657    594,138
                                                                                               ----------  ---------

NET ASSETS -- END OF PERIOD................................................................... $1,303,113  $ 903,657
                                                                                               ==========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          4          6
  Redeemed....................................................................................         (2)        (2)
                                                                                               ----------  ---------
  Net Increase (Decrease).....................................................................          2          4
                                                                                               ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                AXA TACTICAL MANAGER
                                                                                                   INTERNATIONAL*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    3,815  $   18,991
  Net realized gain (loss) on investments.....................................................    (34,083)     (2,737)
  Change in unrealized appreciation (depreciation) of investments.............................    284,944    (196,454)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    254,676    (180,200)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    195,234     165,118
   Transfers between Variable Investments Options including guaranteed interest account, net..      8,786   1,048,505
   Transfers for contract benefits and terminations...........................................    (17,588)    (11,867)
   Contract maintenance charges...............................................................   (111,687)    (39,172)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................     74,745   1,162,584
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          4          12
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    329,425     982,396
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,506,533     524,137
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $1,835,958  $1,506,533
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          3          15
  Redeemed....................................................................................         (3)         (3)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          12
                                                                                               ==========  ==========

UNIT ACTIVITY CLASS III
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

                                                                                                   BLACKROCK GLOBAL
                                                                                                 ALLOCATION V.I. FUND
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    92,652  $  207,945
  Net realized gain (loss) on investments.....................................................    (367,772)    114,405
  Change in unrealized appreciation (depreciation) of investments.............................     860,242    (791,401)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     585,122    (469,051)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     182,853     283,204
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,469,239)  5,827,129
   Transfers for contract benefits and terminations...........................................    (196,482)         --
   Contract maintenance charges...............................................................     (62,356)    (47,539)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,545,224)  6,062,794
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (960,102)  5,593,743
NET ASSETS -- BEGINNING OF PERIOD.............................................................   6,985,687   1,391,944
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $ 6,025,585  $6,985,687
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS III
  Issued......................................................................................          67         104
  Redeemed....................................................................................         (68)        (27)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          (1)         77
                                                                                               ===========  ==========

                                                                                                  EQ/ALLIANCEBERNSTEIN
                                                                                                    SMALL CAP GROWTH*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (476,747) $   (893,668)
  Net realized gain (loss) on investments.....................................................   18,477,567    13,297,764
  Change in unrealized appreciation (depreciation) of investments.............................    8,166,941   (13,897,935)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   26,167,761    (1,493,839)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    9,356,050    10,175,717
   Transfers between Variable Investments Options including guaranteed interest account, net..  (16,753,117)   (3,885,497)
   Transfers for contract benefits and terminations...........................................  (18,581,582)  (13,685,096)
   Contract maintenance charges...............................................................   (8,193,022)   (8,689,917)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (34,171,671)  (16,084,793)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (8,003,910)  (17,578,632)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  184,719,103   202,297,735
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $176,715,193  $184,719,103
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           54            85
  Redeemed....................................................................................         (157)         (130)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (103)          (45)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           10            14
  Redeemed....................................................................................          (34)          (40)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (24)          (26)
                                                                                               ============  ============

UNIT ACTIVITY CLASS III
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      EQ/BLACKROCK BASIC
                                                                                         VALUE EQUITY*
                                                                                  --------------------------
                                                                                      2012          2011
                                                                                  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................................................... $  1,863,972  $  1,662,816
 Net realized gain (loss) on investments.........................................    2,412,022      (205,881)
 Change in unrealized appreciation (depreciation) of investments.................   16,967,042    (8,200,922)
                                                                                  ------------  ------------
 Net Increase (decrease) in net assets from operations...........................   21,243,036    (6,743,987)
                                                                                  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.........................................   12,304,899    12,924,600
   Transfers between Variable Investments Options including guaranteed interest
    account, net.................................................................  (19,047,322)   (1,916,334)
   Transfers for contract benefits and terminations..............................   (9,709,104)  (18,212,777)
   Contract maintenance charges..................................................   (8,793,314)   (9,068,253)
                                                                                  ------------  ------------

 Net increase (decrease) in net assets from contractowner transactions...........  (25,244,841)  (16,272,764)
                                                                                  ------------  ------------

 Net increase (decrease) in amount retained by AXA in Separate Account FP........           --            --
                                                                                  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS................................................   (4,001,805)  (23,016,751)
NET ASSETS -- BEGINNING OF PERIOD................................................  166,213,506   189,230,257
                                                                                  ------------  ------------

NET ASSETS -- END OF PERIOD...................................................... $162,211,701  $166,213,506
                                                                                  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................................................           46            65
 Redeemed........................................................................          (45)          (55)
                                                                                  ------------  ------------
 Net Increase (Decrease).........................................................            1            10
                                                                                  ============  ============
UNIT ACTIVITY CLASS B
 Issued..........................................................................           35            92
 Redeemed........................................................................         (125)         (164)
                                                                                  ------------  ------------
 Net Increase (Decrease).........................................................          (90)          (72)
                                                                                  ============  ============

                                                                                     EQ/BOSTON ADVISORS      EQ/CALVERT SOCIALLY
                                                                                       EQUITY INCOME*           RESPONSIBLE*
                                                                                  ------------------------  --------------------
                                                                                      2012         2011        2012       2011
                                                                                  -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................................................... $   270,722  $   219,919  $    7,118  $  1,047
 Net realized gain (loss) on investments.........................................     608,268      369,704      72,033     9,942
 Change in unrealized appreciation (depreciation) of investments.................   1,331,270     (551,183)     50,022   (12,441)
                                                                                  -----------  -----------  ----------  --------
 Net Increase (decrease) in net assets from operations...........................   2,210,260       38,440     129,173    (1,452)
                                                                                  -----------  -----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.........................................   1,112,682    1,284,899     108,332   100,233
   Transfers between Variable Investments Options including guaranteed interest
    account, net.................................................................   2,645,408      680,923     121,776    (5,840)
   Transfers for contract benefits and terminations..............................    (849,316)    (756,385)    (35,491)  (28,540)
   Contract maintenance charges..................................................    (602,255)    (661,838)    (53,869)  (49,232)
                                                                                  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets from contractowner transactions...........   2,306,519      547,599     140,748    16,621
                                                                                  -----------  -----------  ----------  --------

 Net increase (decrease) in amount retained by AXA in Separate Account FP........          --           --          --        --
                                                                                  -----------  -----------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS................................................   4,516,779      586,039     269,921    15,169
NET ASSETS -- BEGINNING OF PERIOD................................................  11,986,855   11,400,816     742,288   727,119
                                                                                  -----------  -----------  ----------  --------

NET ASSETS -- END OF PERIOD...................................................... $16,503,634  $11,986,855  $1,012,209  $742,288
                                                                                  ===========  ===========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................................................          21           19           1        --
 Redeemed........................................................................         (15)         (20)         --        --
                                                                                  -----------  -----------  ----------  --------
 Net Increase (Decrease).........................................................           6           (1)          1        --
                                                                                  ===========  ===========  ==========  ========
UNIT ACTIVITY CLASS B
 Issued..........................................................................          29           24           3         2
 Redeemed........................................................................         (15)         (17)         (2)       (2)
                                                                                  -----------  -----------  ----------  --------
 Net Increase (Decrease).........................................................          14            7           1        --
                                                                                  ===========  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/CAPITAL GUARDIAN
                                                                                                       RESEARCH*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   354,150  $    232,879
  Net realized gain (loss) on investments.....................................................   1,176,480       (99,949)
  Change in unrealized appreciation (depreciation) of investments.............................  11,932,224     3,171,368
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................  13,462,854     3,304,298
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   5,366,357     5,657,784
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,599,502)   (5,295,178)
   Transfers for contract benefits and terminations...........................................  (4,684,539)   (8,840,782)
   Contract maintenance charges...............................................................  (4,986,425)   (5,148,726)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,904,109)  (13,626,902)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   5,558,745   (10,322,604)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  83,005,956    93,328,560
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $88,564,701  $ 83,005,956
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           9            17
  Redeemed....................................................................................          (8)          (20)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................           1            (3)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          23            40
  Redeemed....................................................................................         (75)         (137)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (52)          (97)
                                                                                               ===========  ============

                                                                                                          EQ/COMMON
                                                                                                        STOCK INDEX*
                                                                                               ------------------------------
                                                                                                    2012            2011
                                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   13,430,097  $   12,427,112
  Net realized gain (loss) on investments.....................................................     (9,418,018)    (25,429,885)
  Change in unrealized appreciation (depreciation) of investments.............................    181,101,662      18,189,546
                                                                                               --------------  --------------
  Net Increase (decrease) in net assets from operations.......................................    185,113,741       5,186,773
                                                                                               --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     83,739,400      90,246,392
   Transfers between Variable Investments Options including guaranteed interest account, net..    (47,082,931)    (53,925,810)
   Transfers for contract benefits and terminations...........................................    (79,967,361)    (88,786,117)
   Contract maintenance charges...............................................................    (92,261,881)    (98,862,550)
                                                                                               --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (135,572,773)   (151,328,085)
                                                                                               --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................             --          35,000
                                                                                               --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.............................................................     49,540,968    (146,106,312)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,274,149,204   1,420,255,516
                                                                                               --------------  --------------

NET ASSETS -- END OF PERIOD................................................................... $1,323,690,172  $1,274,149,204
                                                                                               ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................             54              87
  Redeemed....................................................................................           (215)           (308)
                                                                                               --------------  --------------
  Net Increase (Decrease).....................................................................           (161)           (221)
                                                                                               ==============  ==============

UNIT ACTIVITY CLASS B
  Issued......................................................................................             29              81
  Redeemed....................................................................................           (114)           (188)
                                                                                               --------------  --------------
  Net Increase (Decrease).....................................................................            (85)           (107)
                                                                                               ==============  ==============

                                                                                                        EQ/CORE
                                                                                                      BOND INDEX*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   620,141  $   932,323
  Net realized gain (loss) on investments.....................................................    (160,483)    (439,439)
  Change in unrealized appreciation (depreciation) of investments.............................   1,070,926    1,958,498
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,530,584    2,451,382
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,608,323    4,694,918
   Transfers between Variable Investments Options including guaranteed interest account, net..    (607,503)  (2,277,680)
   Transfers for contract benefits and terminations...........................................  (1,759,346)  (3,027,179)
   Contract maintenance charges...............................................................  (2,938,895)  (3,020,742)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................    (697,421)  (3,630,683)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     833,163   (1,179,301)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  54,179,826   55,359,127
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $55,012,989  $54,179,826
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          33           46
  Redeemed....................................................................................         (43)         (67)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (10)         (21)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          24           22
  Redeemed....................................................................................         (18)         (27)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           6           (5)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                        EQ/EQUITY
                                                                                                       500 INDEX*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  7,079,836  $  6,905,357
  Net realized gain (loss) on investments.....................................................    7,894,752     3,835,219
  Change in unrealized appreciation (depreciation) of investments.............................   57,323,701    (3,450,003)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   72,298,289     7,290,573
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   30,207,570    31,195,846
   Transfers between Variable Investments Options including guaranteed interest account, net..   13,065,474   (18,749,711)
   Transfers for contract benefits and terminations...........................................  (29,207,567)  (58,287,285)
   Contract maintenance charges...............................................................  (28,751,030)  (29,863,860)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (14,685,553)  (75,705,010)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   57,612,736   (68,414,437)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  498,220,129   566,634,566
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $555,832,865  $498,220,129
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          198           181
  Redeemed....................................................................................         (213)         (366)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (15)         (185)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          151           212
  Redeemed....................................................................................         (151)         (269)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --           (57)
                                                                                               ============  ============

                                                                                                        EQ/EQUITY
                                                                                                      GROWTH PLUS*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    246,468  $    (40,267)
  Net realized gain (loss) on investments.....................................................    1,289,541    (1,243,182)
  Change in unrealized appreciation (depreciation) of investments.............................   11,375,612    (5,332,370)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   12,911,621    (6,615,819)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    7,061,364     8,577,105
   Transfers between Variable Investments Options including guaranteed interest account, net..  (10,096,829)  (17,159,214)
   Transfers for contract benefits and terminations...........................................   (7,343,901)   (6,524,186)
   Contract maintenance charges...............................................................   (5,590,873)   (6,064,481)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (15,970,239)  (21,170,776)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (3,058,618)  (27,786,595)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   97,351,388   125,137,983
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $ 94,292,770  $ 97,351,388
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................            8            30
  Redeemed....................................................................................          (26)          (60)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (18)          (30)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           31            36
  Redeemed....................................................................................         (110)         (137)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (79)         (101)
                                                                                               ============  ============

                                                                                                   EQ/GAMCO MERGERS
                                                                                                   AND ACQUISITIONS*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (42,405) $   (16,273)
  Net realized gain (loss) on investments.....................................................     415,746      636,031
  Change in unrealized appreciation (depreciation) of investments.............................     208,976     (544,667)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     582,317       75,091
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,102,692    1,050,530
   Transfers between Variable Investments Options including guaranteed interest account, net..    (627,439)   2,143,800
   Transfers for contract benefits and terminations...........................................    (938,144)    (235,183)
   Contract maintenance charges...............................................................    (496,123)    (440,973)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................    (959,014)   2,518,174
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (376,697)   2,593,265
NET ASSETS -- BEGINNING OF PERIOD.............................................................  12,391,344    9,798,079
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $12,014,647  $12,391,344
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           8           17
  Redeemed....................................................................................          (8)         (10)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --            7
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          25           40
  Redeemed....................................................................................         (30)         (25)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (5)          15
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        EQ/GAMCO
                                                                                                  SMALL COMPANY VALUE*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    944,963  $   (242,053)
  Net realized gain (loss) on investments.....................................................    6,870,150     8,777,522
  Change in unrealized appreciation (depreciation) of investments.............................    7,969,546   (12,378,086)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   15,784,659    (3,842,617)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    8,905,284     8,612,384
   Transfers between Variable Investments Options including guaranteed interest account, net..     (743,255)   (2,130,353)
   Transfers for contract benefits and terminations...........................................   (4,535,834)   (3,830,252)
   Contract maintenance charges...............................................................   (4,376,133)   (4,084,204)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................     (749,938)   (1,432,425)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   15,034,721    (5,275,042)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   89,818,717    95,093,759
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $104,853,438  $ 89,818,717
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           30            56
  Redeemed....................................................................................          (44)          (30)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (14)           26
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           90           160
  Redeemed....................................................................................          (93)         (200)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (3)          (40)
                                                                                               ============  ============

                                                                                                       EQ/GLOBAL
                                                                                                       BOND PLUS*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   264,549  $    750,063
  Net realized gain (loss) on investments.....................................................     979,195       638,364
  Change in unrealized appreciation (depreciation) of investments.............................    (452,965)     (106,388)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................     790,779     1,282,039
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,937,392     2,264,547
   Transfers between Variable Investments Options including guaranteed interest account, net..    (931,884)    2,382,941
   Transfers for contract benefits and terminations...........................................    (991,433)  (14,149,074)
   Contract maintenance charges...............................................................  (1,253,572)   (1,387,672)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,239,497)  (10,889,258)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --             3
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (448,718)   (9,607,216)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  23,626,594    33,233,810
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $23,177,876  $ 23,626,594
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          24           257
  Redeemed....................................................................................         (27)         (331)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          (3)          (74)
                                                                                               ===========  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           9            14
  Redeemed....................................................................................          (9)          (19)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          --            (5)
                                                                                               ===========  ============

                                                                                                        EQ/GLOBAL
                                                                                                  MULTI-SECTOR EQUITY*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  1,531,466  $  2,712,794
  Net realized gain (loss) on investments.....................................................   (9,888,260)  (11,844,797)
  Change in unrealized appreciation (depreciation) of investments.............................   33,174,562   (15,125,579)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   24,817,768   (24,257,582)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   10,926,489    12,355,321
   Transfers between Variable Investments Options including guaranteed interest account, net..  (19,413,624)  (23,791,296)
   Transfers for contract benefits and terminations...........................................  (20,293,615)  (14,497,638)
   Contract maintenance charges...............................................................   (8,621,697)   (9,568,051)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (37,402,447)  (35,501,664)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (12,584,679)  (59,759,246)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  165,256,434   225,015,680
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $152,671,755  $165,256,434
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           36            30
  Redeemed....................................................................................          (44)          (26)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (8)            4
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................          142            58
  Redeemed....................................................................................         (302)         (224)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (160)         (166)
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     EQ/INTERMEDIATE
                                                                                                    GOVERNMENT BOND*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (140,205) $    173,730
  Net realized gain (loss) on investments.....................................................    1,137,245       425,522
  Change in unrealized appreciation (depreciation) of investments.............................     (404,177)    4,393,956
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................      592,863     4,993,208
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    6,522,945     7,414,405
   Transfers between Variable Investments Options including guaranteed interest account, net..   (1,145,872)   (5,009,754)
   Transfers for contract benefits and terminations...........................................   (5,342,941)   (4,921,767)
   Contract maintenance charges...............................................................   (6,231,582)   (6,823,436)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (6,197,450)   (9,340,552)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (5,604,587)   (4,347,344)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  100,763,884   105,111,228
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $ 95,159,297  $100,763,884
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           76            77
  Redeemed....................................................................................          (76)          (93)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --           (16)
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           11            10
  Redeemed....................................................................................          (17)          (32)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (6)          (22)
                                                                                               ============  ============

                                                                                                   EQ/INTERNATIONAL
                                                                                                      CORE PLUS*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   344,678  $   781,547
  Net realized gain (loss) on investments.....................................................     343,068      480,501
  Change in unrealized appreciation (depreciation) of investments.............................   3,581,802   (6,969,383)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   4,269,548   (5,707,335)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,122,346    2,410,847
   Transfers between Variable Investments Options including guaranteed interest account, net..    (958,890)    (351,323)
   Transfers for contract benefits and terminations...........................................  (1,025,759)  (1,043,367)
   Contract maintenance charges...............................................................  (1,242,909)  (1,305,973)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,105,212)    (289,816)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,164,336   (5,997,151)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  26,857,725   32,854,876
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $30,022,061  $26,857,725
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           3           14
  Redeemed....................................................................................          (4)         (14)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (1)          --
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          30           61
  Redeemed....................................................................................         (40)         (65)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (10)          (4)
                                                                                               ===========  ===========

                                                                                                    EQ/INTERNATIONAL
                                                                                                      EQUITY INDEX*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  7,548,428  $  9,153,021
  Net realized gain (loss) on investments.....................................................  (11,038,264)   (5,990,514)
  Change in unrealized appreciation (depreciation) of investments.............................   49,408,992   (49,282,418)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   45,919,156   (46,119,911)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   22,902,775    25,897,878
   Transfers between Variable Investments Options including guaranteed interest account, net..  (21,529,812)  (22,804,866)
   Transfers for contract benefits and terminations...........................................  (27,396,525)  (25,040,624)
   Contract maintenance charges...............................................................  (21,996,051)  (24,212,585)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (48,019,613)  (46,160,197)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (2,100,457)  (92,280,108)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  319,764,693   412,044,801
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $317,664,236  $319,764,693
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           59            79
  Redeemed....................................................................................         (372)         (358)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (313)         (279)
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           29            32
  Redeemed....................................................................................          (51)          (68)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (22)          (36)
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/INTERNATIONAL VALUE
                                                                                                          PLUS*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  1,230,683  $  1,778,873
  Net realized gain (loss) on investments.....................................................   (4,286,418)   (3,624,881)
  Change in unrealized appreciation (depreciation) of investments.............................   17,505,644   (16,789,765)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   14,449,909   (18,635,773)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    7,776,536     8,432,052
   Transfers between Variable Investments Options including guaranteed interest account, net..   (5,533,792)   (9,826,059)
   Transfers for contract benefits and terminations...........................................  (12,557,731)  (10,660,332)
   Contract maintenance charges...............................................................   (5,437,643)   (6,136,484)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (15,752,630)  (18,190,823)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (1,302,721)  (36,826,596)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   92,002,916   128,829,512
                                                                                               ------------  ------------
NET ASSETS -- END OF PERIOD................................................................... $ 90,700,195  $ 92,002,916
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           33            24
  Redeemed....................................................................................          (31)          (23)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................            2             1
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           59            83
  Redeemed....................................................................................         (162)         (199)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (103)         (116)
                                                                                               ============  ============

                                                                                                   EQ/JPMORGAN VALUE
                                                                                                    OPPORTUNITIES*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   108,182  $   161,849
  Net realized gain (loss) on investments.....................................................    (370,358)    (159,703)
  Change in unrealized appreciation (depreciation) of investments.............................   3,552,213   (1,625,630)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,290,037   (1,623,484)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,828,976    1,870,622
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,190,209)  (2,967,258)
   Transfers for contract benefits and terminations...........................................  (1,594,478)  (1,600,885)
   Contract maintenance charges...............................................................  (1,391,300)  (1,500,008)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (3,347,011)  (4,197,529)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            3
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     (56,974)  (5,821,010)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  22,420,620   28,241,630
                                                                                               -----------  -----------
NET ASSETS -- END OF PERIOD................................................................... $22,363,646  $22,420,620
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           4            8
  Redeemed....................................................................................          (4)          (9)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           (1)
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          10           20
  Redeemed....................................................................................         (29)         (48)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (19)         (28)
                                                                                               ===========  ===========

                                                                                                  EQ/LARGE CAP CORE
                                                                                                        PLUS*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    93,057  $   54,061
  Net realized gain (loss) on investments.....................................................     703,205      75,225
  Change in unrealized appreciation (depreciation) of investments.............................     395,979    (480,285)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................   1,192,241    (350,999)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,519,496     718,999
   Transfers between Variable Investments Options including guaranteed interest account, net..   2,060,402     321,270
   Transfers for contract benefits and terminations...........................................    (332,309)   (663,521)
   Contract maintenance charges...............................................................    (534,966)   (497,768)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   2,712,623    (121,020)
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,904,864    (472,019)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,400,939   7,872,958
                                                                                               -----------  ----------
NET ASSETS -- END OF PERIOD................................................................... $11,305,803  $7,400,939
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           2           3
  Redeemed....................................................................................          (1)         (2)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................           1           1
                                                                                               ===========  ==========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          37          22
  Redeemed....................................................................................         (13)        (26)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          24          (4)
                                                                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/LARGE CAP GROWTH INDEX*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    802,033  $    476,111
  Net realized gain (loss) on investments.....................................................    4,179,506     5,457,929
  Change in unrealized appreciation (depreciation) of investments.............................    9,110,090    (3,616,157)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   14,091,629     2,317,883
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    7,003,976     7,649,260
   Transfers between Variable Investments Options including guaranteed interest account, net..   (2,745,941)       52,853
   Transfers for contract benefits and terminations...........................................   (5,358,044)  (10,687,172)
   Contract maintenance charges...............................................................   (6,064,416)   (6,114,737)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (7,164,425)   (9,099,796)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    6,927,204    (6,781,913)
NET ASSETS -- BEGINNING OF PERIOD                                                                99,374,376   106,156,289
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $106,301,580  $ 99,374,376
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           13            25
  Redeemed....................................................................................           (8)          (23)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................            5             2
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
   Issued.....................................................................................           86           167
   Redeemed...................................................................................         (159)         (271)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (73)         (104)
                                                                                               ============  ============

                                                                                               EQ/LARGE CAP GROWTH PLUS* (B)
                                                                                               ----------------------------
                                                                                                   2012           2011
                                                                                               ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     75,565   $   (114,783)
  Net realized gain (loss) on investments.....................................................    3,909,353      3,074,211
  Change in unrealized appreciation (depreciation) of investments.............................   11,046,690     (7,389,362)
                                                                                               ------------   ------------
  Net Increase (decrease) in net assets from operations.......................................   15,031,608     (4,429,934)
                                                                                               ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    9,762,522     11,002,686
   Transfers between Variable Investments Options including guaranteed interest account, net..   (5,210,974)    (2,183,643)
   Transfers for contract benefits and terminations...........................................   (7,949,077)   (12,805,073)
   Contract maintenance charges...............................................................   (8,069,849)    (8,380,278)
                                                                                               ------------   ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (11,467,378)   (12,366,308)
                                                                                               ------------   ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --             --
                                                                                               ------------   ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    3,564,230    (16,796,242)
NET ASSETS -- BEGINNING OF PERIOD                                                               115,661,292    132,457,534
                                                                                               ------------   ------------

NET ASSETS -- END OF PERIOD................................................................... $119,225,522   $115,661,292
                                                                                               ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................            3              9
  Redeemed....................................................................................           (6)           (12)
                                                                                               ------------   ------------
  Net Increase (Decrease).....................................................................           (3)            (3)
                                                                                               ============   ============

UNIT ACTIVITY CLASS B
   Issued.....................................................................................           21             71
   Redeemed...................................................................................          (85)          (133)
                                                                                               ------------   ------------
  Net Increase (Decrease).....................................................................          (64)           (62)
                                                                                               ============   ============

                                                                                                  EQ/LARGE CAP VALUE
                                                                                                      INDEX* (C)
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   176,233  $  130,247
  Net realized gain (loss) on investments.....................................................     410,578     260,548
  Change in unrealized appreciation (depreciation) of investments.............................   1,040,950    (222,951)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................   1,627,761     167,844
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     968,594     935,646
   Transfers between Variable Investments Options including guaranteed interest account, net..    (576,462)  4,602,963
   Transfers for contract benefits and terminations...........................................    (211,687)   (285,842)
   Contract maintenance charges...............................................................    (499,790)   (371,988)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    (319,345)  4,880,779
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   1,308,416   5,048,623
NET ASSETS -- BEGINNING OF PERIOD                                                                9,884,353   4,835,730
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $11,192,769  $9,884,353
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          28          93
  Redeemed....................................................................................         (34)        (36)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          (6)         57
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS B
   Issued.....................................................................................          12          49
   Redeemed...................................................................................         (12)        (15)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          34
                                                                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/LARGE CAP VALUE
                                                                                                          PLUS*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  3,426,243  $  2,772,326
  Net realized gain (loss) on investments.....................................................  (15,756,610)  (30,710,826)
  Change in unrealized appreciation (depreciation) of investments.............................   58,009,894     9,709,243
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   45,679,527   (18,229,257)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   26,284,775    29,707,094
   Transfers between Variable Investments Options including guaranteed interest account, net..  (20,137,579)  (38,609,993)
   Transfers for contract benefits and terminations...........................................  (18,438,732)  (25,667,960)
   Contract maintenance charges...............................................................  (24,585,027)  (26,245,579)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (36,876,563)  (60,816,438)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       40,134            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    8,843,098   (79,045,695)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  311,897,250   390,942,945
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $320,740,348  $311,897,250
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           20            54
  Redeemed....................................................................................         (226)         (468)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (206)         (414)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           11            26
  Redeemed....................................................................................          (87)         (107)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (76)          (81)
                                                                                               ============  ============

                                                                                                 EQ/LORD ABBETT LARGE
                                                                                                       CAP CORE*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    85,637  $   110,197
  Net realized gain (loss) on investments.....................................................   1,131,925      802,619
  Change in unrealized appreciation (depreciation) of investments.............................   1,063,358   (2,464,397)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,280,920   (1,551,581)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,052,222    1,610,119
   Transfers between Variable Investments Options including guaranteed interest account, net..  (6,813,231)    (944,610)
   Transfers for contract benefits and terminations...........................................  (1,270,565)    (441,509)
   Contract maintenance charges...............................................................    (564,758)    (609,944)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,596,332)    (385,944)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            3
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (5,315,412)  (1,937,522)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  15,942,570   17,880,092
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $10,627,158  $15,942,570
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          13           42
  Redeemed....................................................................................         (78)         (47)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (65)          (5)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................           6           13
  Redeemed....................................................................................         (12)          (8)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (6)           5
                                                                                               ===========  ===========

                                                                                                 EQ/MFS INTERNATIONAL
                                                                                                        GROWTH*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   198,403  $    82,854
  Net realized gain (loss) on investments.....................................................     854,851    1,944,779
  Change in unrealized appreciation (depreciation) of investments.............................   4,241,687   (5,306,944)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   5,294,941   (3,279,311)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,334,872    2,436,625
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,334,434     (134,598)
   Transfers for contract benefits and terminations...........................................  (1,282,351)    (966,869)
   Contract maintenance charges...............................................................  (1,315,457)  (1,309,308)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   1,071,498       25,850
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   6,366,439   (3,253,461)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  26,742,204   29,995,665
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $33,108,643  $26,742,204
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          57           87
  Redeemed....................................................................................         (50)         (92)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           7           (5)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/MID CAP INDEX*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   509,098  $    296,217
  Net realized gain (loss) on investments.....................................................  (1,788,798)       92,661
  Change in unrealized appreciation (depreciation) of investments.............................  14,648,907    (2,682,025)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................  13,369,207    (2,293,147)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   6,792,504     7,402,773
   Transfers between Variable Investments Options including guaranteed interest account, net..  (6,580,770)   (6,583,254)
   Transfers for contract benefits and terminations...........................................  (4,909,499)  (10,255,431)
   Contract maintenance charges...............................................................  (4,829,106)   (5,088,139)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (9,526,871)  (14,524,051)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,842,336   (16,817,198)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  83,438,800   100,255,998
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $87,281,136  $ 83,438,800
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          16            21
  Redeemed....................................................................................         (16)          (25)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          --            (4)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          27            60
  Redeemed....................................................................................         (86)         (166)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (59)         (106)
                                                                                               ===========  ============

                                                                                                 EQ/MID CAP VALUE PLUS*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  1,399,763  $  1,304,593
  Net realized gain (loss) on investments.....................................................    4,139,054     8,487,861
  Change in unrealized appreciation (depreciation) of investments.............................   24,638,885   (28,990,184)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   30,177,702   (19,197,730)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   13,899,427    15,830,369
   Transfers between Variable Investments Options including guaranteed interest account, net..  (12,619,335)  (20,508,299)
   Transfers for contract benefits and terminations...........................................  (11,208,997)  (22,386,464)
   Contract maintenance charges...............................................................  (11,267,004)  (12,334,078)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (21,195,909)  (39,398,472)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       10,139            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    8,991,932   (58,596,202)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  174,829,057   233,425,259
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $183,820,989  $174,829,057
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           27            53
  Redeemed....................................................................................         (138)         (263)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (111)         (210)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................            4             7
  Redeemed....................................................................................           (4)           (7)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

                                                                                                   EQ/MONEY MARKET*(D)
                                                                                               ---------------------------
                                                                                                    2012          2011
                                                                                               -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    (848,924) $   (924,149)
  Net realized gain (loss) on investments.....................................................        (3,950)       40,477
  Change in unrealized appreciation (depreciation) of investments.............................         5,772       (68,461)
                                                                                               -------------  ------------
  Net Increase (decrease) in net assets from operations.......................................      (847,102)     (952,133)
                                                                                               -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    88,654,971    81,231,131
   Transfers between Variable Investments Options including guaranteed interest account, net..    38,526,271   (58,360,481)
   Transfers for contract benefits and terminations...........................................  (126,689,730)  (59,359,293)
   Contract maintenance charges...............................................................   (21,900,647)  (24,247,712)
                                                                                               -------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (21,409,135)  (60,736,355)
                                                                                               -------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         9,502            (5)
                                                                                               -------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (22,246,735)  (61,688,493)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   236,707,209   298,395,702
                                                                                               -------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $ 214,460,474  $236,707,209
                                                                                               =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         1,809         1,323
  Redeemed....................................................................................        (2,109)       (1,318)
                                                                                               -------------  ------------
  Net Increase (Decrease).....................................................................          (300)            5
                                                                                               =============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           649           648
  Redeemed....................................................................................          (617)         (678)
                                                                                               -------------  ------------
  Net Increase (Decrease).....................................................................            32           (30)
                                                                                               =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/MONTAG & CALDWELL
                                                                                                        GROWTH*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   131,650  $    74,525
  Net realized gain (loss) on investments.....................................................   1,955,476    1,705,187
  Change in unrealized appreciation (depreciation) of investments.............................     955,292   (1,049,856)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,042,418      729,856
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,373,195    1,384,611
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,082,961)  (2,856,288)
   Transfers for contract benefits and terminations...........................................  (1,101,826)    (993,980)
   Contract maintenance charges...............................................................    (834,526)    (821,982)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (2,646,118)  (3,287,639)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     396,300   (2,557,783)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  24,967,274   27,525,057
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $25,363,574  $24,967,274
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          34           24
  Redeemed....................................................................................         (50)         (51)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (16)         (27)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          15           35
  Redeemed....................................................................................         (17)         (42)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (2)          (7)
                                                                                               ===========  ===========

                                                                                               EQ/MORGAN STANLEY MID CAP
                                                                                                        GROWTH*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    30,890  $    (91,077)
  Net realized gain (loss) on investments.....................................................   4,126,009     9,179,756
  Change in unrealized appreciation (depreciation) of investments.............................    (110,046)  (13,829,947)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   4,046,853    (4,741,268)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,943,782     5,041,620
   Transfers between Variable Investments Options including guaranteed interest account, net..  (7,246,350)    1,593,082
   Transfers for contract benefits and terminations...........................................  (2,387,881)   (2,260,651)
   Contract maintenance charges...............................................................  (2,498,216)   (2,542,335)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,188,665)    1,831,716
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (3,141,812)   (2,909,552)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  51,371,478    54,281,030
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $48,229,666  $ 51,371,478
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          44           106
  Redeemed....................................................................................         (99)         (108)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (55)           (2)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          22            38
  Redeemed....................................................................................         (32)          (29)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (10)            9
                                                                                               ===========  ============

                                                                                                 EQ/PIMCO ULTRA SHORT
                                                                                                         BOND*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   107,774  $   127,223
  Net realized gain (loss) on investments.....................................................      47,949      (59,070)
  Change in unrealized appreciation (depreciation) of investments.............................     340,698     (238,495)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     496,421     (170,342)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,087,771    4,831,968
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,023,752   (6,147,250)
   Transfers for contract benefits and terminations...........................................  (3,276,189)  (2,538,439)
   Contract maintenance charges...............................................................  (2,948,924)  (3,061,380)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,113,590)  (6,915,101)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (617,169)  (7,085,443)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  43,948,690   51,034,133
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $43,331,521  $43,948,690
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          55           40
  Redeemed....................................................................................         (69)         (81)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (14)         (41)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          33           33
  Redeemed....................................................................................         (28)         (54)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           5          (21)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 EQ/QUALITY BOND PLUS*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   107,721  $  1,675,055
  Net realized gain (loss) on investments.....................................................  (1,216,917)   (2,241,479)
  Change in unrealized appreciation (depreciation) of investments.............................   2,801,353     1,363,118
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   1,692,157       796,694
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   6,554,276     6,252,618
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,733,359)   (9,287,364)
   Transfers for contract benefits and terminations...........................................  (4,396,857)   (4,564,883)
   Contract maintenance charges...............................................................  (5,934,604)   (6,104,681)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (6,510,544)  (13,704,310)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (4,818,387)  (12,907,616)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  79,962,021    92,869,637
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $75,143,634  $ 79,962,021
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          36            47
  Redeemed....................................................................................         (47)          (97)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (11)          (50)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          11            12
  Redeemed....................................................................................         (20)          (23)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          (9)          (11)
                                                                                               ===========  ============

                                                                                                EQ/SMALL COMPANY INDEX*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   630,502  $   303,610
  Net realized gain (loss) on investments.....................................................   2,034,359    4,436,239
  Change in unrealized appreciation (depreciation) of investments.............................   5,076,273   (7,188,966)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   7,741,134   (2,449,117)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,650,427    3,772,946
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,151,293)    (115,754)
   Transfers for contract benefits and terminations...........................................  (5,557,720)  (3,130,900)
   Contract maintenance charges...............................................................  (2,332,371)  (2,358,279)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,390,957)  (1,831,987)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................      21,999           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     372,176   (4,281,104)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  53,571,732   57,852,836
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $53,943,908  $53,571,732
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          38           62
  Redeemed....................................................................................         (71)         (66)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (33)          (4)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          18           26
  Redeemed....................................................................................         (10)         (25)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           8            1
                                                                                               ===========  ===========

                                                                                                EQ/T. ROWE PRICE GROWTH
                                                                                                        STOCK*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (177,485) $  (155,303)
  Net realized gain (loss) on investments.....................................................   2,519,598    2,593,055
  Change in unrealized appreciation (depreciation) of investments.............................   3,911,574   (3,178,512)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   6,253,687     (740,760)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,316,079    3,308,262
   Transfers between Variable Investments Options including guaranteed interest account, net..   4,318,199    1,075,802
   Transfers for contract benefits and terminations...........................................  (2,074,731)  (6,587,942)
   Contract maintenance charges...............................................................  (2,198,995)  (1,947,008)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   3,360,552   (4,150,886)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       1,068       (1,065)
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   9,615,307   (4,892,711)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  33,610,791   38,503,502
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $43,226,098  $33,610,791
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           9            9
  Redeemed....................................................................................          (4)         (15)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           5           (6)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................         106          108
  Redeemed....................................................................................         (78)        (149)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          28          (41)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/UBS GROWTH &
                                                                                                       INCOME*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   30,663  $   23,126
  Net realized gain (loss) on investments.....................................................    100,596     102,567
  Change in unrealized appreciation (depreciation) of investments.............................    467,898    (273,800)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    599,157    (148,107)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    449,518     478,224
   Transfers between Variable Investments Options including guaranteed interest account, net..    188,186    (362,536)
   Transfers for contract benefits and terminations...........................................   (196,648)   (218,454)
   Contract maintenance charges...............................................................   (259,743)   (268,318)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    181,313    (371,084)
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          --
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    780,470    (519,191)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  4,901,271   5,420,462
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $5,681,741  $4,901,271
                                                                                               ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========
UNIT ACTIVITY CLASS B
  Issued......................................................................................         16           7
  Redeemed....................................................................................        (14)        (11)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................          2          (4)
                                                                                               ==========  ==========

                                                                                                    EQ/VAN KAMPEN
                                                                                                      COMSTOCK*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   56,112  $   62,136
  Net realized gain (loss) on investments.....................................................    237,997      64,210
  Change in unrealized appreciation (depreciation) of investments.............................    639,497    (225,974)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    933,606     (99,628)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    429,694     454,010
   Transfers between Variable Investments Options including guaranteed interest account, net..   (336,348)  1,169,696
   Transfers for contract benefits and terminations...........................................   (327,228)    (84,850)
   Contract maintenance charges...............................................................   (269,279)   (220,455)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (503,161)  1,318,401
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          --
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    430,445   1,218,773
NET ASSETS -- BEGINNING OF PERIOD.............................................................  5,418,701   4,199,928
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $5,849,146  $5,418,701
                                                                                               ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          4          20
  Redeemed....................................................................................         (6)         (9)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (2)         11
                                                                                               ==========  ==========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          4          28
  Redeemed....................................................................................         (6)        (24)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (2)          4
                                                                                               ==========  ==========

                                                                                                  EQ/WELLS FARGO OMEGA
                                                                                                        GROWTH*
                                                                                               -------------------------
                                                                                                   2012          2011
                                                                                               ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (187,514) $  (168,866)
  Net realized gain (loss) on investments.....................................................    6,030,477    3,752,128
  Change in unrealized appreciation (depreciation) of investments.............................    6,555,318   (8,605,256)
                                                                                               ------------  -----------
  Net Increase (decrease) in net assets from operations.......................................   12,398,281   (5,021,994)
                                                                                               ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    4,436,171    3,816,138
   Transfers between Variable Investments Options including guaranteed interest account, net..   (6,417,926)  15,454,981
   Transfers for contract benefits and terminations...........................................   (8,489,179)  (3,611,038)
   Contract maintenance charges...............................................................   (2,087,173)  (1,684,992)
                                                                                               ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (12,558,107)  13,975,089
                                                                                               ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --           --
                                                                                               ------------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     (159,826)   8,953,095
NET ASSETS -- BEGINNING OF PERIOD.............................................................   63,693,170   54,740,075
                                                                                               ------------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 63,533,344  $63,693,170
                                                                                               ============  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           44           48
  Redeemed....................................................................................          (33)         (22)
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................           11           26
                                                                                               ============  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          165          234
  Redeemed....................................................................................         (254)        (143)
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................          (89)          91
                                                                                               ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                FIDELITY(R) VIP ASSET
                                                                                                   MANAGER: GROWTH
                                                                                                      PORTFOLIO
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   17,183  $    56,932
  Net realized gain (loss) on investments.....................................................     (1,593)     267,048
  Change in unrealized appreciation (depreciation) of investments.............................    187,502     (617,939)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................    203,092     (293,959)
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     77,851      101,193
   Transfers between Variable Investments Options including guaranteed interest account, net..     (8,987)  (1,449,314)
   Transfers for contract benefits and terminations...........................................    (25,305)    (717,491)
   Contract maintenance charges...............................................................    (51,503)     (82,877)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................     (7,944)  (2,148,489)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    195,148   (2,442,448)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,265,508    3,707,956
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $1,460,656  $ 1,265,508
                                                                                               ==========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................          7           18
  Redeemed....................................................................................         (5)         (29)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................          2          (11)
                                                                                               ==========  ===========

                                                                                               FIDELITY(R) VIP CONTRAFUND(R)
                                                                                                       PORTFOLIO
                                                                                               ----------------------------
                                                                                                   2012           2011
                                                                                                -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   323,247    $    389,578
  Net realized gain (loss) on investments.....................................................   1,339,314       7,637,744
  Change in unrealized appreciation (depreciation) of investments.............................   3,207,044     (10,121,277)
                                                                                                -----------   ------------
  Net Increase (decrease) in net assets from operations.......................................   4,869,605      (2,093,955)
                                                                                                -----------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,771,857       1,971,031
   Transfers between Variable Investments Options including guaranteed interest account, net..    (603,601)      9,216,535
   Transfers for contract benefits and terminations...........................................  (1,505,422)    (23,266,129)
   Contract maintenance charges...............................................................    (913,662)     (1,051,959)
                                                                                                -----------   ------------

  Net increase (decrease) in net assets from contractowner transactions.......................    (250,828)    (13,130,522)
                                                                                                -----------   ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --              --
                                                                                                -----------   ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   4,618,777     (15,224,477)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  30,841,046      46,065,523
                                                                                                -----------   ------------

NET ASSETS -- END OF PERIOD................................................................... $35,459,823    $ 30,841,046
                                                                                                ===========   ============
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         136             170
  Redeemed....................................................................................         (82)           (191)
                                                                                                -----------   ------------
  Net Increase (Decrease).....................................................................          54             (21)
                                                                                                ===========   ============

                                                                                                   FIDELITY(R) VIP
                                                                                                    EQUITY-INCOME
                                                                                                      PORTFOLIO
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ---------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  28,487  $   101,202
  Net realized gain (loss) on investments.....................................................   118,502      865,441
  Change in unrealized appreciation (depreciation) of investments.............................    25,558   (1,013,513)
                                                                                               ---------  -----------
  Net Increase (decrease) in net assets from operations.......................................   172,547      (46,870)
                                                                                               ---------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   103,843       73,905
   Transfers between Variable Investments Options including guaranteed interest account, net..    27,964   (2,121,815)
   Transfers for contract benefits and terminations...........................................  (201,645)  (1,612,748)
   Contract maintenance charges...............................................................   (35,602)     (90,113)
                                                                                               ---------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (105,440)  (3,750,771)
                                                                                               ---------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        --           --
                                                                                               ---------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    67,107   (3,797,641)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   917,502    4,715,143
                                                                                               ---------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 984,609  $   917,502
                                                                                               =========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         9           34
  Redeemed....................................................................................        (5)         (56)
                                                                                               ---------  -----------
  Net Increase (Decrease).....................................................................         4          (22)
                                                                                               =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                               FIDELITY(R) VIP GROWTH &
                                                                                                   INCOME PORTFOLIO
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   56,807  $    80,094
  Net realized gain (loss) on investments.....................................................    171,286      470,683
  Change in unrealized appreciation (depreciation) of investments.............................    146,656     (494,360)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................    374,749       56,417
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    323,699      283,262
   Transfers between Variable Investments Options including guaranteed interest account, net..  1,225,864    1,503,950
   Transfers for contract benefits and terminations...........................................   (142,883)  (4,510,922)
   Contract maintenance charges...............................................................   (121,527)    (107,820)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  1,285,153   (2,831,530)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        998           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  1,660,900   (2,775,113)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,562,979    4,338,092
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $3,223,879  $ 1,562,979
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         29           41
  Redeemed....................................................................................        (14)         (56)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         15          (15)
                                                                                               ==========  ===========

                                                                                               FIDELITY(R) VIP HIGH INCOME
                                                                                                       PORTFOLIO
                                                                                               -------------------------
                                                                                                   2012          2011
                                                                                               -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   794,908   $    726,285
  Net realized gain (loss) on investments.....................................................      53,456        658,833
  Change in unrealized appreciation (depreciation) of investments.............................     628,768       (807,650)
                                                                                               -----------   ------------
  Net Increase (decrease) in net assets from operations.......................................   1,477,132        577,468
                                                                                               -----------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     278,747        233,417
   Transfers between Variable Investments Options including guaranteed interest account, net..   3,458,325      3,024,795
   Transfers for contract benefits and terminations...........................................  (1,379,054)   (13,867,113)
   Contract maintenance charges...............................................................    (135,830)      (292,769)
                                                                                               -----------   ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   2,222,188    (10,901,670)
                                                                                               -----------   ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --             --
                                                                                               -----------   ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,699,320    (10,324,202)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   9,679,544     20,003,746
                                                                                               -----------   ------------

NET ASSETS -- END OF PERIOD................................................................... $13,378,864   $  9,679,544
                                                                                               ===========   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................          60             79
  Redeemed....................................................................................         (33)          (142)
                                                                                               -----------   ------------
  Net Increase (Decrease).....................................................................          27            (63)
                                                                                               ===========   ============

                                                                                                    FIDELITY(R) VIP
                                                                                                    INVESTMENT GRADE
                                                                                                     BOND PORTFOLIO
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   491,744  $    401,649
  Net realized gain (loss) on investments.....................................................     680,847       725,082
  Change in unrealized appreciation (depreciation) of investments.............................    (444,465)      (67,371)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................     728,126     1,059,360
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,147,575       195,672
   Transfers between Variable Investments Options including guaranteed interest account, net..   9,686,674   (10,089,389)
   Transfers for contract benefits and terminations...........................................  (1,421,792)     (306,482)
   Contract maintenance charges...............................................................    (180,110)     (194,221)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   9,232,347   (10,394,420)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   9,960,473    (9,335,060)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  12,644,744    21,979,804
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $22,605,217  $ 12,644,744
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         226            46
  Redeemed....................................................................................         (80)         (115)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         146           (69)
                                                                                               ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                FIDELITY(R) VIP MID CAP
                                                                                                       PORTFOLIO
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    69,703  $    (27,636)
  Net realized gain (loss) on investments.....................................................   3,014,891     5,403,583
  Change in unrealized appreciation (depreciation) of investments.............................     210,626   (10,319,155)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   3,295,220    (4,943,208)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,371,138     1,263,044
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,838,544)  (15,397,313)
   Transfers for contract benefits and terminations...........................................  (5,329,775)   (5,521,653)
   Contract maintenance charges...............................................................    (531,999)     (801,199)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (8,329,180)  (20,457,121)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (5,033,960)  (25,400,329)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  27,710,227    53,110,556
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $22,676,267  $ 27,710,227
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................          86            91
  Redeemed....................................................................................        (103)         (186)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (17)          (95)
                                                                                               ===========  ============

                                                                                                FIDELITY(R) VIP MONEY
                                                                                                   MARKET PORTFOLIO
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $      112  $       154
  Net realized gain (loss) on investments.....................................................         (4)           2
  Change in unrealized appreciation (depreciation) of investments.............................         --           (2)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................        108          154
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    196,905      827,369
   Transfers between Variable Investments Options including guaranteed interest account, net..  1,066,130   (1,518,755)
   Transfers for contract benefits and terminations...........................................     (7,770)     (40,886)
   Contract maintenance charges...............................................................    (42,267)     (55,775)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  1,212,998     (788,047)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  1,213,106     (787,893)
NET ASSETS -- BEGINNING OF PERIOD.............................................................    756,179    1,544,072
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $1,969,285  $   756,179
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         98           28
  Redeemed....................................................................................        (16)         (27)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         82            1
                                                                                               ==========  ===========

                                                                                               FIDELITY(R) VIP VALUE
                                                                                                     PORTFOLIO
                                                                                               ---------------------
                                                                                                 2012        2011
                                                                                               --------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 11,369  $    29,026
  Net realized gain (loss) on investments.....................................................    8,624      398,103
  Change in unrealized appreciation (depreciation) of investments.............................   95,194     (452,778)
                                                                                               --------  -----------
  Net Increase (decrease) in net assets from operations.......................................  115,187      (25,649)
                                                                                               --------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   14,827       31,622
   Transfers between Variable Investments Options including guaranteed interest account, net..  133,109     (962,618)
   Transfers for contract benefits and terminations...........................................  (15,397)  (3,836,089)
   Contract maintenance charges...............................................................  (17,658)     (76,256)
                                                                                               --------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  114,881   (4,843,341)
                                                                                               --------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       --           --
                                                                                               --------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  230,068   (4,868,990)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  559,292    5,428,282
                                                                                               --------  -----------

NET ASSETS -- END OF PERIOD................................................................... $789,360  $   559,292
                                                                                               ========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................        2           17
  Redeemed....................................................................................       (2)         (47)
                                                                                               --------  -----------
  Net Increase (Decrease).....................................................................       --          (30)
                                                                                               ========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                               FIDELITY(R) VIP VALUE
                                                                                                STRATEGIES PORTFOLIO
                                                                                               ---------------------
                                                                                                 2012        2011
                                                                                               --------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  1,579  $    28,905
  Net realized gain (loss) on investments.....................................................   16,431      470,079
  Change in unrealized appreciation (depreciation) of investments.............................   67,585     (799,799)
                                                                                               --------  -----------
  Net Increase (decrease) in net assets from operations.......................................   85,595     (300,815)
                                                                                               --------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   31,809       60,229
   Transfers between Variable Investments Options including guaranteed interest account, net..   19,426       76,855
   Transfers for contract benefits and terminations...........................................  (12,759)  (4,851,525)
   Contract maintenance charges...............................................................  (12,261)     (73,140)
                                                                                               --------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   26,215   (4,787,581)
                                                                                               --------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       --           --
                                                                                               --------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  111,810   (5,088,396)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  313,908    5,402,304
                                                                                               --------  -----------

NET ASSETS -- END OF PERIOD................................................................... $425,718  $   313,908
                                                                                               ========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................       --           --
  Redeemed....................................................................................       --           --
                                                                                               --------  -----------
  Net Increase (Decrease).....................................................................       --           --
                                                                                               ========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................        2           16
  Redeemed....................................................................................       (1)         (40)
                                                                                               --------  -----------
  Net Increase (Decrease).....................................................................        1          (24)
                                                                                               ========  ===========

                                                                                                    FRANKLIN RISING
                                                                                                 DIVIDENDS SECURITIES
                                                                                                         FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   322,605  $   169,302
  Net realized gain (loss) on investments.....................................................     530,217      142,046
  Change in unrealized appreciation (depreciation) of investments.............................   2,025,054      152,517
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,877,876      463,865
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,375,420    1,291,308
   Transfers between Variable Investments Options including guaranteed interest account, net..   9,938,593    1,680,926
   Transfers for contract benefits and terminations...........................................  (1,325,554)    (886,070)
   Contract maintenance charges...............................................................  (1,017,238)    (465,618)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   9,971,221    1,620,546
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         895         (263)
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  12,849,992    2,084,148
NET ASSETS -- BEGINNING OF PERIOD.............................................................  19,522,255   17,438,107
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $32,372,247  $19,522,255
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................         130          141
  Redeemed....................................................................................         (47)        (131)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          83           10
                                                                                               ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

                                                                                                 FRANKLIN SMALL CAP
                                                                                                  VALUE SECURITIES
                                                                                                        FUND
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   12,741  $    5,295
  Net realized gain (loss) on investments.....................................................     41,819      38,231
  Change in unrealized appreciation (depreciation) of investments.............................    318,953    (120,669)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    373,513     (77,143)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    487,387     136,956
   Transfers between Variable Investments Options including guaranteed interest account, net..   (166,046)  1,402,883
   Transfers for contract benefits and terminations...........................................    (74,018)    (79,647)
   Contract maintenance charges...............................................................    (80,584)    (50,294)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    166,739   1,409,898
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................      2,322          (7)
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    542,574   1,332,748
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,979,885     647,137
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $2,522,459  $1,979,885
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................         48          27
  Redeemed....................................................................................        (18)        (11)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         30          16
                                                                                               ==========  ==========

UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                  FRANKLIN STRATEGIC
                                                                                                INCOME SECURITIES FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   969,722  $   814,469
  Net realized gain (loss) on investments.....................................................     (40,502)    (477,803)
  Change in unrealized appreciation (depreciation) of investments.............................     758,825     (396,841)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,688,045      (60,175)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,759,389    1,104,086
   Transfers between Variable Investments Options including guaranteed interest account, net..   6,223,007    6,141,225
   Transfers for contract benefits and terminations...........................................    (556,673)    (282,769)
   Contract maintenance charges...............................................................    (751,078)    (375,245)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   6,674,645    6,587,297
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          450
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   8,362,690    6,527,572
NET ASSETS -- BEGINNING OF PERIOD                                                               11,041,213    4,513,641
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $19,403,903  $11,041,213
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................          91          138
  Redeemed....................................................................................         (34)         (78)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          57           60
                                                                                               ===========  ===========

UNIT ACTIVITY SERIES II
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

                                                                                                GOLDMAN SACHS VIT MID
                                                                                                   CAP VALUE FUND
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   41,872  $    6,868
  Net realized gain (loss) on investments.....................................................    109,608     164,469
  Change in unrealized appreciation (depreciation) of investments.............................    770,439    (559,458)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    921,919    (388,121)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    515,907     534,083
   Transfers between Variable Investments Options including guaranteed interest account, net..  1,594,010   1,316,844
   Transfers for contract benefits and terminations...........................................   (359,042)    (71,530)
   Contract maintenance charges...............................................................   (153,016)   (107,677)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  1,597,859   1,671,720
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        198         722
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  2,519,976   1,284,321
NET ASSETS -- BEGINNING OF PERIOD                                                               4,946,157   3,661,836
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $7,466,133  $4,946,157
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY SERIES II
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................         32          36
  Redeemed....................................................................................        (17)        (21)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         15          15
                                                                                               ==========  ==========

                                                                                                  INVESCO V.I.
                                                                                                   DIVERSIFIED
                                                                                                DIVIDEND FUND(A)
                                                                                               ------------------
                                                                                                 2012      2011
                                                                                               --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  2,734  $     --
  Net realized gain (loss) on investments.....................................................    4,987     8,989
  Change in unrealized appreciation (depreciation) of investments.............................   20,281     3,817
                                                                                               --------  --------
  Net Increase (decrease) in net assets from operations.......................................   28,002    12,806
                                                                                               --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    5,847    13,984
   Transfers between Variable Investments Options including guaranteed interest account, net..  278,496    77,946
   Transfers for contract benefits and terminations...........................................  (12,805)       --
   Contract maintenance charges...............................................................   (3,016)   (1,393)
                                                                                               --------  --------

  Net increase (decrease) in net assets from contractowner transactions.......................  268,522    90,537
                                                                                               --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       --         9
                                                                                               --------  --------

INCREASE (DECREASE) IN NET ASSETS.............................................................  296,524   103,352
NET ASSETS -- BEGINNING OF PERIOD                                                               103,352        --
                                                                                               --------  --------

NET ASSETS -- END OF PERIOD................................................................... $399,876  $103,352
                                                                                               ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................       --        --
  Redeemed....................................................................................       --        --
                                                                                               --------  --------
  Net Increase (Decrease).....................................................................       --        --
                                                                                               ========  ========

UNIT ACTIVITY SERIES II
  Issued......................................................................................        4        38
  Redeemed....................................................................................       (2)      (34)
                                                                                               --------  --------
  Net Increase (Decrease).....................................................................        2         4
                                                                                               ========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................       --        --
  Redeemed....................................................................................       --        --
                                                                                               --------  --------
  Net Increase (Decrease).....................................................................       --        --
                                                                                               ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Dividend Growth replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               INVESCO V.I. GLOBAL REAL
                                                                                                     ESTATE FUND
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    28,517  $  256,842
  Net realized gain (loss) on investments.....................................................     344,102      (1,887)
  Change in unrealized appreciation (depreciation) of investments.............................   2,395,278    (895,770)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................   2,767,897    (640,815)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,767,178     968,110
   Transfers between Variable Investments Options including guaranteed interest account, net..   5,423,693   3,720,373
   Transfers for contract benefits and terminations...........................................    (424,831)    (73,321)
   Contract maintenance charges...............................................................    (470,283)   (221,065)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   6,295,757   4,394,097
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          36          29
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   9,063,690   3,753,311
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,531,637   3,778,326
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $16,595,327  $7,531,637
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued......................................................................................         120          82
  Redeemed....................................................................................         (60)        (40)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          60          42
                                                                                               ===========  ==========

                                                                                                     INVESCO V.I.
                                                                                                 INTERNATIONAL GROWTH
                                                                                                         FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   159,042  $    65,651
  Net realized gain (loss) on investments.....................................................      39,679       85,405
  Change in unrealized appreciation (depreciation) of investments.............................   1,797,872   (1,187,542)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,996,593   (1,036,486)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,958,309      918,358
   Transfers between Variable Investments Options including guaranteed interest account, net..     797,584    6,562,002
   Transfers for contract benefits and terminations...........................................    (712,267)    (637,818)
   Contract maintenance charges...............................................................    (397,653)    (224,397)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   1,645,973    6,618,145
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          445
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,642,566    5,582,104
NET ASSETS -- BEGINNING OF PERIOD.............................................................  12,157,549    6,575,445
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $15,800,115  $12,157,549
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued......................................................................................         130          126
  Redeemed....................................................................................         (59)         (59)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          71           67
                                                                                               ===========  ===========

                                                                                                INVESCO V.I. MID CAP
                                                                                                  CORE EQUITY FUND
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (6,193) $   (2,270)
  Net realized gain (loss) on investments.....................................................    (30,724)      7,807
  Change in unrealized appreciation (depreciation) of investments.............................    277,067    (248,174)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    240,150    (242,637)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    228,960     246,353
   Transfers between Variable Investments Options including guaranteed interest account, net..   (476,758)  1,514,333
   Transfers for contract benefits and terminations...........................................    (46,254)    (33,421)
   Contract maintenance charges...............................................................    (64,332)    (37,190)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (358,384)  1,690,075
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          5           7
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (118,229)  1,447,445
NET ASSETS -- BEGINNING OF PERIOD.............................................................  2,429,728     982,283
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $2,311,499  $2,429,728
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued......................................................................................          9          23
  Redeemed....................................................................................        (12)         (7)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (3)         16
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               INVESCO V.I. SMALL CAP
                                                                                                     EQUITY FUND
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (10,424) $   (9,910)
  Net realized gain (loss) on investments.....................................................      3,156     (83,365)
  Change in unrealized appreciation (depreciation) of investments.............................    349,215    (212,863)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    341,947    (306,138)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    329,888     214,198
   Transfers between Variable Investments Options including guaranteed interest account, net..   (400,378)  2,536,443
   Transfers for contract benefits and terminations...........................................    (73,296)    (32,433)
   Contract maintenance charges...............................................................   (114,991)    (85,469)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (258,777)  2,632,739
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         (5)         26
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     83,165   2,326,627

NET ASSETS -- BEGINNING OF PERIOD.............................................................  2,700,968     374,341
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $2,784,133  $2,700,968
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY SERIES II
  Issued......................................................................................         11          46
  Redeemed....................................................................................        (13)        (23)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (2)         23
                                                                                               ==========  ==========

                                                                                                IVY FUNDS VIP DIVIDEND
                                                                                                    OPPORTUNITIES
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     9,513  $   19,224
  Net realized gain (loss) on investments.....................................................      62,041     (43,505)
  Change in unrealized appreciation (depreciation) of investments.............................     103,008    (109,558)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     174,562    (133,839)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      53,443     123,560
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,319,945)    425,690
   Transfers for contract benefits and terminations...........................................     (84,936)    (34,775)
   Contract maintenance charges...............................................................     (24,219)    (20,259)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,375,657)    494,216
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (1,201,095)    360,377

NET ASSETS -- BEGINNING OF PERIOD.............................................................   1,525,140   1,164,763
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $   324,045  $1,525,140
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................          30          47
  Redeemed....................................................................................         (53)        (30)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................         (23)         17
                                                                                               ===========  ==========

UNIT ACTIVITY SERIES II
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

                                                                                                 IVY FUNDS VIP ENERGY
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (29,636) $   (23,063)
  Net realized gain (loss) on investments.....................................................   (620,862)     (62,089)
  Change in unrealized appreciation (depreciation) of investments.............................    675,116     (939,015)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     24,618   (1,024,167)
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  1,067,077      929,680
   Transfers between Variable Investments Options including guaranteed interest account, net..   (336,265)   6,871,538
   Transfers for contract benefits and terminations...........................................   (284,705)    (123,027)
   Contract maintenance charges...............................................................   (436,113)    (262,216)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................      9,994    7,415,975
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        (68)          72
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     34,544    6,391,880

NET ASSETS -- BEGINNING OF PERIOD.............................................................  7,654,796    1,262,916
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $7,689,340  $ 7,654,796
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................         56          105
  Redeemed....................................................................................        (61)         (35)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         (5)          70
                                                                                               ==========  ===========

UNIT ACTIVITY SERIES II
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 IVY FUNDS VIP MID CAP
                                                                                                        GROWTH
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (45,584) $   256,260
  Net realized gain (loss) on investments.....................................................   1,155,864     (608,989)
  Change in unrealized appreciation (depreciation) of investments.............................     395,827     (681,862)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,506,107   (1,034,591)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,794,935      795,689
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,494,387    7,958,513
   Transfers for contract benefits and terminations...........................................    (627,851)    (214,252)
   Contract maintenance charges...............................................................    (588,819)    (300,950)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   2,072,652    8,239,000
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         394           71
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,579,153    7,204,480
NET ASSETS -- BEGINNING OF PERIOD.............................................................  10,979,644    3,775,164
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $14,558,797  $10,979,644
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................         113          147
  Redeemed....................................................................................         (61)         (84)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          52           63
                                                                                               ===========  ===========

                                                                                                IVY FUNDS VIP SCIENCE
                                                                                                    AND TECHNOLOGY
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $        --  $  164,757
  Net realized gain (loss) on investments.....................................................      92,702     305,958
  Change in unrealized appreciation (depreciation) of investments.............................     829,615    (846,068)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     922,317    (375,353)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      65,915      12,254
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,450,709)  1,361,465
   Transfers for contract benefits and terminations...........................................    (206,485)   (384,623)
   Contract maintenance charges...............................................................     (19,507)    (14,675)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (2,610,786)    974,421
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         998          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (1,687,471)    599,068
NET ASSETS -- BEGINNING OF PERIOD.............................................................   4,353,337   3,754,269
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $ 2,665,866  $4,353,337
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................          28          46
  Redeemed....................................................................................         (43)        (35)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................         (15)         11
                                                                                               ===========  ==========

                                                                                                    IVY FUNDS VIP
                                                                                                  SMALL CAP GROWTH
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (15,032) $   19,404
  Net realized gain (loss) on investments.....................................................    (86,836)    (64,879)
  Change in unrealized appreciation (depreciation) of investments.............................    293,417    (672,002)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    191,549    (717,477)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    513,031     417,800
   Transfers between Variable Investments Options including guaranteed interest account, net..   (471,616)  2,687,564
   Transfers for contract benefits and terminations...........................................   (116,465)    (42,231)
   Contract maintenance charges...............................................................   (171,724)   (116,459)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (246,774)  2,946,674
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          65
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (55,225)  2,229,262
NET ASSETS -- BEGINNING OF PERIOD.............................................................  4,083,561   1,854,299
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $4,028,336  $4,083,561
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................         23          64
  Redeemed....................................................................................        (26)        (39)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (3)         25
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   LAZARD RETIREMENT
                                                                                                   EMERGING MARKETS
                                                                                                   EQUITY PORTFOLIO
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   562,214  $   606,250
  Net realized gain (loss) on investments.....................................................    (712,101)    (761,579)
  Change in unrealized appreciation (depreciation) of investments.............................   7,605,260   (6,737,484)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   7,455,373   (6,892,813)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,427,133    3,502,071
   Transfers between Variable Investments Options including guaranteed interest account, net..   3,752,605   14,072,345
   Transfers for contract benefits and terminations...........................................  (2,252,984)  (2,791,742)
   Contract maintenance charges...............................................................  (1,503,571)  (1,099,731)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   4,423,183   13,682,943
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          (32)
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  11,878,556    6,790,098
NET ASSETS -- BEGINNING OF PERIOD.............................................................  32,660,477   25,870,379
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $44,539,033  $32,660,477
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................         241          319
  Redeemed....................................................................................        (186)        (197)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          55          122
                                                                                               ===========  ===========

                                                                                                 MFS(R) INTERNATIONAL
                                                                                                    VALUE PORTFOLIO
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   331,787  $   194,646
  Net realized gain (loss) on investments.....................................................     604,541    1,123,735
  Change in unrealized appreciation (depreciation) of investments.............................   3,005,750   (1,955,515)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,942,078     (637,134)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,125,214    1,311,227
   Transfers between Variable Investments Options including guaranteed interest account, net..     221,954    2,485,151
   Transfers for contract benefits and terminations...........................................    (828,620)    (306,572)
   Contract maintenance charges...............................................................    (632,546)    (359,354)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................     886,002    3,130,452
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          317
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   4,828,080    2,493,635
NET ASSETS -- BEGINNING OF PERIOD.............................................................  23,500,487   21,006,852
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $28,328,567  $23,500,487
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................         114          180
  Redeemed....................................................................................         (91)        (150)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          23           30
                                                                                               ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

                                                                                                 MFS(R) INVESTORS
                                                                                                   GROWTH STOCK
                                                                                                      SERIES
                                                                                               --------------------
                                                                                                  2012       2011
                                                                                               ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (2,561) $ (1,364)
  Net realized gain (loss) on investments.....................................................     92,577    23,050
  Change in unrealized appreciation (depreciation) of investments.............................     59,814   (26,547)
                                                                                               ----------  --------
  Net Increase (decrease) in net assets from operations.......................................    149,830    (4,861)
                                                                                               ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     99,896   116,119
   Transfers between Variable Investments Options including guaranteed interest account, net..    488,030   244,515
   Transfers for contract benefits and terminations...........................................    (12,277)  (89,410)
   Contract maintenance charges...............................................................    (48,551)  (17,308)
                                                                                               ----------  --------

  Net increase (decrease) in net assets from contractowner transactions.......................    527,098   253,916
                                                                                               ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          9         4
                                                                                               ----------  --------

INCREASE (DECREASE) IN NET ASSETS.............................................................    676,937   249,059
NET ASSETS -- BEGINNING OF PERIOD.............................................................    819,424   570,365
                                                                                               ----------  --------

NET ASSETS -- END OF PERIOD................................................................... $1,496,361  $819,424
                                                                                               ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................          9         7
  Redeemed....................................................................................         (4)       (5)
                                                                                               ----------  --------
  Net Increase (Decrease).....................................................................          5         2
                                                                                               ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................         --        --
  Redeemed....................................................................................         --        --
                                                                                               ----------  --------
  Net Increase (Decrease).....................................................................         --        --
                                                                                               ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               MFS(R) INVESTORS TRUST
                                                                                                     SERIES
                                                                                               ---------------------
                                                                                                 2012        2011
                                                                                                --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  2,621    $    709
  Net realized gain (loss) on investments.....................................................   19,100       1,583
  Change in unrealized appreciation (depreciation) of investments.............................   39,398      (8,458)
                                                                                                --------   --------
  Net Increase (decrease) in net assets from operations.......................................   61,119      (6,166)
                                                                                                --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   77,132      36,852
   Transfers between Variable Investments Options including guaranteed interest account, net..  345,628     106,453
   Transfers for contract benefits and terminations...........................................   (9,943)         (1)
   Contract maintenance charges...............................................................  (20,080)     (9,902)
                                                                                                --------   --------

  Net increase (decrease) in net assets from contractowner transactions.......................  392,737     133,402
                                                                                                --------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        6          --
                                                                                                --------   --------

INCREASE (DECREASE) IN NET ASSETS.............................................................  453,862     127,236
NET ASSETS -- BEGINNING OF PERIOD.............................................................  193,398      66,162
                                                                                                --------   --------

NET ASSETS -- END OF PERIOD                                                                    $647,260    $193,398
                                                                                                ========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................       --          --
  Redeemed....................................................................................       --          --
                                                                                                --------   --------
  Net Increase (Decrease).....................................................................       --          --
                                                                                                ========   ========

UNIT ACTIVITY CLASS B
  Issued......................................................................................       --          --
  Redeemed....................................................................................       --          --
                                                                                                --------   --------
  Net Increase (Decrease).....................................................................       --          --
                                                                                                ========   ========

UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................        6           1
  Redeemed....................................................................................       (3)         --
                                                                                                --------   --------
  Net Increase (Decrease).....................................................................        3           1
                                                                                                ========   ========

                                                                                               MFS(R) UTILITIES SERIES
                                                                                               ----------------------
                                                                                                 2012        2011
                                                                                                --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 73,703    $ 15,270
  Net realized gain (loss) on investments.....................................................   29,177      (9,103)
  Change in unrealized appreciation (depreciation) of investments.............................   20,994      (5,618)
                                                                                                --------    --------
  Net Increase (decrease) in net assets from operations.......................................  123,874         549
                                                                                                --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  137,120      78,784
   Transfers between Variable Investments Options including guaranteed interest account, net..   42,086     517,771
   Transfers for contract benefits and terminations...........................................  (63,993)       (257)
   Contract maintenance charges...............................................................  (30,389)     (8,683)
                                                                                                --------    --------

  Net increase (decrease) in net assets from contractowner transactions.......................   84,824     587,615
                                                                                                --------    --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       --          --
                                                                                                --------    --------

INCREASE (DECREASE) IN NET ASSETS.............................................................  208,698     588,164
NET ASSETS -- BEGINNING OF PERIOD.............................................................  700,357     112,193
                                                                                                --------    --------

NET ASSETS -- END OF PERIOD                                                                    $909,055    $700,357
                                                                                                ========    ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................       --          --
  Redeemed....................................................................................       --          --
                                                                                                --------    --------
  Net Increase (Decrease).....................................................................       --          --
                                                                                                ========    ========

UNIT ACTIVITY CLASS B
  Issued......................................................................................       --          --
  Redeemed....................................................................................       --          --
                                                                                                --------    --------
  Net Increase (Decrease).....................................................................       --          --
                                                                                                ========    ========

UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................       38          31
  Redeemed....................................................................................      (21)        (13)
                                                                                                --------    --------
  Net Increase (Decrease).....................................................................       17          18
                                                                                                ========    ========

                                                                                                 MULTIMANAGER AGGRESSIVE
                                                                                                         EQUITY*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ (1,080,429) $ (1,439,228)
  Net realized gain (loss) on investments.....................................................    5,735,806     5,345,818
  Change in unrealized appreciation (depreciation) of investments.............................   38,657,448   (26,865,077)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   43,312,825   (22,958,487)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   27,993,163    30,635,879
   Transfers between Variable Investments Options including guaranteed interest account, net..  (12,546,931)  (16,485,231)
   Transfers for contract benefits and terminations...........................................  (22,663,596)  (26,754,808)
   Contract maintenance charges...............................................................  (26,612,395)  (28,383,268)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (33,829,759)  (40,987,428)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    9,483,066   (63,945,915)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  324,012,917   387,958,832
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD                                                                    $333,495,983  $324,012,917
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           14            40
  Redeemed....................................................................................          (79)         (146)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (65)         (106)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................            9            17
  Redeemed....................................................................................          (33)          (41)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (24)          (24)
                                                                                               ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                MULTIMANAGER CORE BOND*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 1,553,643  $  2,146,222
  Net realized gain (loss) on investments.....................................................   4,848,844     4,152,155
  Change in unrealized appreciation (depreciation) of investments.............................  (1,855,961)   (1,185,119)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   4,546,526     5,113,258
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   6,124,122     6,730,437
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,822,179)  (11,534,493)
   Transfers for contract benefits and terminations...........................................  (4,074,474)   (6,169,643)
   Contract maintenance charges...............................................................  (5,669,653)   (6,079,014)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (6,442,184)  (17,052,713)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (1,895,658)  (11,939,455)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  89,995,166   101,934,621
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $88,099,508  $ 89,995,166
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          16            29
  Redeemed....................................................................................         (27)          (46)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (11)          (17)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          64            79
  Redeemed....................................................................................         (91)         (174)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (27)          (95)
                                                                                               ===========  ============

                                                                                                      MULTIMANAGER
                                                                                                 INTERNATIONAL EQUITY*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   464,857  $    608,761
  Net realized gain (loss) on investments.....................................................  (2,466,159)   (5,176,910)
  Change in unrealized appreciation (depreciation) of investments.............................   8,673,214    (4,214,261)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   6,671,912    (8,782,410)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   7,198,299     6,128,134
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,411,951)   (3,151,879)
   Transfers for contract benefits and terminations...........................................  (1,407,996)   (3,462,959)
   Contract maintenance charges...............................................................  (4,174,193)   (4,043,545)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................     204,159    (4,530,249)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   6,876,071   (13,312,659)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  38,791,100    52,103,759
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $45,667,171  $ 38,791,100
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           4            11
  Redeemed....................................................................................          (9)          (14)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          (5)           (3)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          49            47
  Redeemed....................................................................................         (44)          (77)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................           5           (30)
                                                                                               ===========  ============

                                                                                                  MULTIMANAGER LARGE
                                                                                                   CAP CORE EQUITY*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    25,122  $    13,958
  Net realized gain (loss) on investments.....................................................     134,720      (96,376)
  Change in unrealized appreciation (depreciation) of investments.............................     907,723     (640,383)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,067,565     (722,801)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     781,952      946,933
   Transfers between Variable Investments Options including guaranteed interest account, net..    (988,117)     648,182
   Transfers for contract benefits and terminations...........................................    (453,750)  (1,066,376)
   Contract maintenance charges...............................................................    (544,292)    (578,529)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,204,207)     (49,790)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (136,642)    (772,591)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,888,134    8,660,725
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 7,751,492  $ 7,888,134
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           2            2
  Redeemed....................................................................................          (4)          (3)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (2)          (1)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................           4           20
  Redeemed....................................................................................         (11)         (20)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (7)          --
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  MULTIMANAGER LARGE
                                                                                                      CAP VALUE*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   240,796  $   219,259
  Net realized gain (loss) on investments.....................................................    (383,726)  (1,531,056)
  Change in unrealized appreciation (depreciation) of investments.............................   4,095,039     (366,505)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,952,109   (1,678,302)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,288,633    2,640,174
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,034,219)  (4,018,096)
   Transfers for contract benefits and terminations...........................................  (1,218,040)  (1,887,726)
   Contract maintenance charges...............................................................  (1,619,467)  (1,764,019)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (3,583,093)  (5,029,667)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     369,016   (6,707,969)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  27,326,053   34,034,022
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $27,695,069  $27,326,053
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           4            5
  Redeemed....................................................................................         (10)         (12)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (6)          (7)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................           8           14
  Redeemed....................................................................................         (27)         (43)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (19)         (29)
                                                                                               ===========  ===========

                                                                                                   MULTIMANAGER MID
                                                                                                      CAP GROWTH*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (98,832) $  (101,502)
  Net realized gain (loss) on investments.....................................................     956,209      889,924
  Change in unrealized appreciation (depreciation) of investments.............................   2,813,718   (2,926,611)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,671,095   (2,138,189)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,368,385    2,757,264
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,636,320)  (2,148,367)
   Transfers for contract benefits and terminations...........................................  (1,126,275)  (1,422,384)
   Contract maintenance charges...............................................................  (2,958,687)  (2,713,431)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,352,897)  (3,526,918)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   2,318,198   (5,665,107)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  25,155,027   30,820,134
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $27,473,225  $25,155,027
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           1            3
  Redeemed....................................................................................          (5)          (7)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (4)          (4)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          27           24
  Redeemed....................................................................................         (31)         (44)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (4)         (20)
                                                                                               ===========  ===========

                                                                                                    MULTIMANAGER MID
                                                                                                       CAP VALUE*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     2,887  $   (156,968)
  Net realized gain (loss) on investments.....................................................     266,953     1,715,263
  Change in unrealized appreciation (depreciation) of investments.............................   5,745,527    (8,933,727)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   6,015,367    (7,375,432)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,652,515     3,132,281
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,002,220)   (3,733,179)
   Transfers for contract benefits and terminations...........................................  (1,980,602)   (6,124,029)
   Contract maintenance charges...............................................................  (2,306,215)   (2,539,915)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (4,636,522)   (9,264,842)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................      (7,439)           --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   1,371,406   (16,640,274)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  43,389,012    60,029,286
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $44,760,418  $ 43,389,012
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           8             9
  Redeemed....................................................................................          (8)          (11)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          --            (2)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          13            30
  Redeemed....................................................................................         (40)          (83)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (27)          (53)
                                                                                               ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   MULTIMANAGER MULTI
                                                                                                      -SECTOR BOND*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  2,023,699  $  4,056,796
  Net realized gain (loss) on investments.....................................................   (4,073,210)   (7,755,380)
  Change in unrealized appreciation (depreciation) of investments.............................    7,394,307     9,280,591
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................    5,344,796     5,582,007
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    8,365,658     9,198,454
   Transfers between Variable Investments Options including guaranteed interest account, net..   (2,048,356)  (12,237,094)
   Transfers for contract benefits and terminations...........................................   (6,153,730)   (8,877,760)
   Contract maintenance charges...............................................................   (8,264,383)   (8,653,765)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (8,100,811)  (20,570,165)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       12,002            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (2,744,013)  (14,988,158)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  112,121,502   127,109,660
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $109,377,489  $112,121,502
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           21           138
  Redeemed....................................................................................          (39)         (216)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (18)          (78)
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           13            13
  Redeemed....................................................................................          (20)          (24)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (7)          (11)
                                                                                               ============  ============

                                                                                                  MULTIMANAGER SMALL
                                                                                                     CAP GROWTH*
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (12,707) $   (13,331)
  Net realized gain (loss) on investments.....................................................     55,567      285,107
  Change in unrealized appreciation (depreciation) of investments.............................    763,392   (1,519,093)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................    806,252   (1,247,317)
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    937,351    1,034,603
   Transfers between Variable Investments Options including guaranteed interest account, net..   (227,946)    (483,568)
   Transfers for contract benefits and terminations...........................................   (253,707)    (248,500)
   Contract maintenance charges...............................................................   (501,184)    (510,132)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................    (45,486)    (207,597)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    760,766   (1,454,914)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  7,065,530    8,520,444
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $7,826,296  $ 7,065,530
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................         15           25
  Redeemed....................................................................................        (14)         (27)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................          1           (2)
                                                                                               ==========  ===========

                                                                                                  MULTIMANAGER SMALL
                                                                                                      CAP VALUE*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    75,802  $   (45,219)
  Net realized gain (loss) on investments.....................................................    (623,830)    (476,243)
  Change in unrealized appreciation (depreciation) of investments.............................   4,565,283   (2,028,014)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   4,017,255   (2,549,476)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,534,687    2,690,055
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,552,886)  (2,940,171)
   Transfers for contract benefits and terminations...........................................  (1,248,005)  (1,509,187)
   Contract maintenance charges...............................................................  (1,813,967)  (1,906,967)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (2,080,171)  (3,666,270)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   1,937,084   (6,215,746)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  25,222,477   31,438,223
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $27,159,561  $25,222,477
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           3            5
  Redeemed....................................................................................          (7)         (10)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (4)          (5)
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................           8            8
  Redeemed....................................................................................         (15)         (22)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (7)         (14)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      MULTIMANAGER
                                                                                                      TECHNOLOGY*
                                                                                               -------------------------
                                                                                                   2012          2011
                                                                                               ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (312,295) $  (327,263)
  Net realized gain (loss) on investments.....................................................    3,370,195    3,498,492
  Change in unrealized appreciation (depreciation) of investments.............................    6,063,142   (6,908,850)
                                                                                               ------------  -----------
  Net Increase (decrease) in net assets from operations.......................................    9,121,042   (3,737,621)
                                                                                               ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    5,399,254    6,130,659
   Transfers between Variable Investments Options including guaranteed interest account, net..   (4,453,959)    (608,494)
   Transfers for contract benefits and terminations...........................................   (7,488,537)  (6,492,034)
   Contract maintenance charges...............................................................   (4,177,263)  (4,373,403)
                                                                                               ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (10,720,505)  (5,343,272)
                                                                                               ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --           --
                                                                                               ------------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (1,599,463)  (9,080,893)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   71,832,199   80,913,092
                                                                                               ------------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 70,232,736  $71,832,199
                                                                                               ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................            7            9
  Redeemed....................................................................................          (11)          (9)
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................           (4)          --
                                                                                               ============  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................           44           83
  Redeemed....................................................................................         (106)        (120)
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................          (62)         (37)
                                                                                               ============  ===========

UNIT ACTIVITY CLASS 2
  Issued......................................................................................           --           --
  Redeemed....................................................................................           --           --
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................           --           --
                                                                                               ============  ===========

UNIT ACTIVITY CLASS II
  Issued......................................................................................           --           --
  Redeemed....................................................................................           --           --
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................           --           --
                                                                                               ============  ===========

                                                                                                    MUTUAL SHARES
                                                                                                   SECURITIES FUND
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  176,712  $   177,283
  Net realized gain (loss) on investments.....................................................    293,152      153,770
  Change in unrealized appreciation (depreciation) of investments.............................    708,147     (461,375)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................  1,178,011     (130,322)
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    765,741      357,843
   Transfers between Variable Investments Options including guaranteed interest account, net..   (717,903)   2,359,718
   Transfers for contract benefits and terminations...........................................   (652,944)  (1,570,564)
   Contract maintenance charges...............................................................   (176,756)    (124,619)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (781,862)   1,022,378
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          (24)
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    396,149      892,032
NET ASSETS -- BEGINNING OF PERIOD.............................................................  8,046,218    7,154,186
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $8,442,367  $ 8,046,218
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========

UNIT ACTIVITY CLASS 2
  Issued......................................................................................         44           31
  Redeemed....................................................................................        (36)         (21)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................          8           10
                                                                                               ==========  ===========

UNIT ACTIVITY CLASS II
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========

                                                                                                    NATURAL RESOURCES
                                                                                                        PORTFOLIO
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $         --  $         --
  Net realized gain (loss) on investments.....................................................     (494,164)    3,357,436
  Change in unrealized appreciation (depreciation) of investments.............................      855,925    (9,654,001)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................      361,761    (6,296,565)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      130,538       125,204
   Transfers between Variable Investments Options including guaranteed interest account, net..   (2,729,367)   (2,166,718)
   Transfers for contract benefits and terminations...........................................   (8,562,555)   (4,984,960)
   Contract maintenance charges...............................................................     (245,155)     (466,078)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (11,406,539)   (7,492,552)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --         3,904
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (11,044,778)  (13,785,213)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   24,331,558    38,116,771
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $ 13,286,780  $ 24,331,558
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

UNIT ACTIVITY CLASS 2
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

UNIT ACTIVITY CLASS II
  Issued......................................................................................          134           251
  Redeemed....................................................................................         (261)         (332)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (127)          (81)
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               PIMCO VARIABLE INSURANCE TRUST
                                                                                                COMMODITYREALRETURN(R)
                                                                                                  STRATEGY PORTFOLIO
                                                                                               -----------------------------
                                                                                                   2012            2011
                                                                                                -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   200,143     $   984,436
  Net realized gain (loss) on investments.....................................................    (267,307)       (144,987)
  Change in unrealized appreciation (depreciation) of investments.............................     440,331      (1,636,915)
                                                                                                -----------     -----------
  Net Increase (decrease) in net assets from operations.......................................     373,167        (797,466)
                                                                                                -----------     -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,262,068       1,046,197
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,766,841       5,071,914
   Transfers for contract benefits and terminations...........................................    (241,975)       (177,977)
   Contract maintenance charges...............................................................    (439,041)       (288,768)
                                                                                                -----------     -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   2,347,893       5,651,366
                                                                                                -----------     -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           8              46
                                                                                                -----------     -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   2,721,068       4,853,946
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,845,798       2,991,852
                                                                                                -----------     -----------

NET ASSETS -- END OF PERIOD................................................................... $10,566,866     $ 7,845,798
                                                                                                ===========     ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued......................................................................................          43              91
  Redeemed....................................................................................         (24)            (46)
                                                                                                -----------     -----------
  Net Increase (Decrease).....................................................................          19              45
                                                                                                ===========     ===========

                                                                                                    PIMCO VARIABLE
                                                                                                 INSURANCE TRUST REAL
                                                                                                   RETURN PORTFOLIO
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   248,104  $   266,202
  Net realized gain (loss) on investments.....................................................   3,191,151    1,001,845
  Change in unrealized appreciation (depreciation) of investments.............................    (740,852)     419,988
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,698,403    1,688,035
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,097,264    1,369,407
   Transfers between Variable Investments Options including guaranteed interest account, net..  10,500,530   15,717,806
   Transfers for contract benefits and terminations...........................................  (1,123,688)    (750,106)
   Contract maintenance charges...............................................................  (1,331,374)    (501,950)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  11,142,732   15,835,157
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       1,864        2,351
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  13,842,999   17,525,543
NET ASSETS -- BEGINNING OF PERIOD.............................................................  26,875,811    9,350,268
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $40,718,810  $26,875,811
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued......................................................................................         273          233
  Redeemed....................................................................................        (170)         (86)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         103          147
                                                                                               ===========  ===========

                                                                                                    PIMCO VARIABLE
                                                                                                 INSURANCE TRUST TOTAL
                                                                                                   RETURN PORTFOLIO
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 1,552,089  $ 1,101,786
  Net realized gain (loss) on investments.....................................................   1,948,024      (40,814)
  Change in unrealized appreciation (depreciation) of investments.............................   2,423,044      280,072
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   5,923,157    1,341,044
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   5,842,513    3,350,978
   Transfers between Variable Investments Options including guaranteed interest account, net..  10,499,297   17,079,464
   Transfers for contract benefits and terminations...........................................  (4,121,116)  (2,829,844)
   Contract maintenance charges...............................................................  (2,055,828)  (1,331,535)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  10,164,866   16,269,063
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       2,767        3,367
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  16,090,790   17,613,474
NET ASSETS -- BEGINNING OF PERIOD.............................................................  54,787,462   37,173,988
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $70,878,252  $54,787,462
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued......................................................................................         570          431
  Redeemed....................................................................................        (286)        (266)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         284          165
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 T. ROWE PRICE EQUITY
                                                                                                INCOME PORTFOLIO - II
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   175,518  $   89,935
  Net realized gain (loss) on investments.....................................................     223,936      70,704
  Change in unrealized appreciation (depreciation) of investments.............................   1,275,941    (448,233)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................   1,675,395    (287,594)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     480,217     364,461
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,856,072   4,180,713
   Transfers for contract benefits and terminations...........................................    (185,787)    (72,076)
   Contract maintenance charges...............................................................    (194,205)   (109,755)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   1,956,297   4,363,343
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       2,825         416
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,634,517   4,076,165
NET ASSETS -- BEGINNING OF PERIOD.............................................................   9,413,422   5,337,257
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $13,047,939  $9,413,422
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========
UNIT ACTIVITY CLASS II
  Issued......................................................................................          34          61
  Redeemed....................................................................................         (16)        (20)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          18          41
                                                                                               ===========  ==========

                                                                                                T. ROWE PRICE HEALTH
                                                                                                 SCIENCES PORTFOLIO
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $       --  $       --
  Net realized gain (loss) on investments.....................................................    498,185      34,014
  Change in unrealized appreciation (depreciation) of investments.............................    225,806      66,205
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    723,991     100,219
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     76,794      23,533
   Transfers between Variable Investments Options including guaranteed interest account, net..   (374,254)  1,648,333
   Transfers for contract benefits and terminations...........................................   (126,851)   (320,094)
   Contract maintenance charges...............................................................    (28,527)     (7,993)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (452,838)  1,343,779
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --         500
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    271,153   1,444,498
NET ASSETS -- BEGINNING OF PERIOD.............................................................  2,213,145     768,647
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $2,484,298  $2,213,145
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========
UNIT ACTIVITY CLASS II
  Issued......................................................................................         19          23
  Redeemed....................................................................................        (20)         (7)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (1)         16
                                                                                               ==========  ==========

                                                                                                      TARGET 2015
                                                                                                      ALLOCATION*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     8,435  $    97,057
  Net realized gain (loss) on investments.....................................................      84,441      153,448
  Change in unrealized appreciation (depreciation) of investments.............................     185,795     (471,455)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     278,671     (220,950)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      20,308      177,610
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,067,918)  (1,905,804)
   Transfers for contract benefits and terminations...........................................    (660,542)  (1,117,468)
   Contract maintenance charges...............................................................     (32,439)     (69,947)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (2,740,591)  (2,915,609)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (2,461,920)  (3,136,559)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   3,122,753    6,259,312
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $   660,833  $ 3,122,753
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          10           26
  Redeemed....................................................................................         (33)         (54)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (23)         (28)
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS II
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      TARGET 2025
                                                                                                      ALLOCATION*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    13,599  $   109,842
  Net realized gain (loss) on investments.....................................................     214,559       23,698
  Change in unrealized appreciation (depreciation) of investments.............................     339,208     (453,757)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     567,366     (320,217)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     159,050      145,067
   Transfers between Variable Investments Options including guaranteed interest account, net..  (4,314,625)    (603,011)
   Transfers for contract benefits and terminations...........................................    (476,325)  (1,296,041)
   Contract maintenance charges...............................................................     (55,408)     (75,633)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (4,687,308)  (1,829,618)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (4,119,942)  (2,149,835)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   5,145,177    7,295,012
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 1,025,235  $ 5,145,177
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          20           34
  Redeemed....................................................................................         (52)         (50)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (32)         (16)
                                                                                               ===========  ===========

                                                                                                     TARGET 2035
                                                                                                     ALLOCATION*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     3,727  $  103,578
  Net realized gain (loss) on investments.....................................................     395,270      72,114
  Change in unrealized appreciation (depreciation) of investments.............................     389,585    (561,000)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     788,582    (385,308)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      56,759     106,175
   Transfers between Variable Investments Options including guaranteed interest account, net..  (6,198,270)  1,200,405
   Transfers for contract benefits and terminations...........................................  (1,521,165)   (305,499)
   Contract maintenance charges...............................................................     (42,413)    (52,271)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,705,089)    948,810
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (6,916,507)    563,502
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,179,971   6,616,469
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $   263,464  $7,179,971
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          42          32
  Redeemed....................................................................................        (110)        (21)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................         (68)         11
                                                                                               ===========  ==========

                                                                                                     TARGET 2045
                                                                                                     ALLOCATION*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    4,839  $   15,217
  Net realized gain (loss) on investments.....................................................     62,408      26,555
  Change in unrealized appreciation (depreciation) of investments.............................    109,628    (146,609)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    176,875    (104,837)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     64,838      67,909
   Transfers between Variable Investments Options including guaranteed interest account, net..   (805,928)    (23,312)
   Transfers for contract benefits and terminations...........................................   (214,440)    (18,520)
   Contract maintenance charges...............................................................    (19,619)    (19,609)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (975,149)      6,468
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          6          11
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (798,268)    (98,358)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,147,576   1,245,934
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $  349,308  $1,147,576
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................         23          13
  Redeemed....................................................................................        (30)        (11)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (7)          2
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               TEMPLETON DEVELOPING MARKETS
                                                                                                   SECURITIES FUND
                                                                                               ---------------------------
                                                                                                  2012           2011
                                                                                                ----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   89,972    $    39,131
  Net realized gain (loss) on investments.....................................................   (323,815)        54,573
  Change in unrealized appreciation (depreciation) of investments.............................  1,206,811     (1,432,135)
                                                                                                ----------    -----------
  Net Increase (decrease) in net assets from operations.......................................    972,968     (1,338,431)
                                                                                                ----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  1,255,966      1,000,788
   Transfers between Variable Investments Options including guaranteed interest account, net..    710,277      4,070,787
   Transfers for contract benefits and terminations...........................................   (270,331)      (262,027)
   Contract maintenance charges...............................................................   (522,515)      (334,001)
                                                                                                ----------    -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  1,173,397      4,475,547
                                                                                                ----------    -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        408             40
                                                                                                ----------    -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  2,146,773      3,137,156
NET ASSETS -- BEGINNING OF PERIOD.............................................................  7,494,103      4,356,947
                                                                                                ----------    -----------

NET ASSETS -- END OF PERIOD................................................................... $9,640,876    $ 7,494,103
                                                                                                ==========    ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         35             76
  Redeemed....................................................................................        (23)           (35)
                                                                                                ----------    -----------
  Net Increase (Decrease).....................................................................         12             41
                                                                                                ==========    ===========

                                                                                                 TEMPLETON GLOBAL BOND
                                                                                                    SECURITIES FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 3,803,931  $ 1,890,336
  Net realized gain (loss) on investments.....................................................    (343,363)     203,352
  Change in unrealized appreciation (depreciation) of investments.............................   5,286,191   (4,487,218)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   8,746,759   (2,393,530)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,730,443    2,890,433
   Transfers between Variable Investments Options including guaranteed interest account, net..   4,937,953   41,251,470
   Transfers for contract benefits and terminations...........................................  (2,423,750)    (870,056)
   Contract maintenance charges...............................................................  (1,512,324)  (1,025,492)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   5,732,322   42,246,355
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  14,479,081   39,852,825
NET ASSETS -- BEGINNING OF PERIOD.............................................................  56,997,510   17,144,685
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $71,476,591  $56,997,510
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         189          515
  Redeemed....................................................................................        (120)        (122)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          69          393
                                                                                               ===========  ===========

                                                                                               TEMPLETON GROWTH SECURITIES
                                                                                                        FUND
                                                                                               --------------------------
                                                                                                  2012          2011
                                                                                                ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   19,976    $    7,946
  Net realized gain (loss) on investments.....................................................    (17,909)        4,299
  Change in unrealized appreciation (depreciation) of investments.............................    213,510      (134,884)
                                                                                                ----------    ----------
  Net Increase (decrease) in net assets from operations.......................................    215,577      (122,639)
                                                                                                ----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    142,020       335,941
   Transfers between Variable Investments Options including guaranteed interest account, net..    143,068       572,533
   Transfers for contract benefits and terminations...........................................    (62,299)      (57,971)
   Contract maintenance charges...............................................................    (81,729)      (46,272)
                                                                                                ----------    ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    141,060       804,231
                                                                                                ----------    ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          3             7
                                                                                                ----------    ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    356,640       681,599
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,007,814       326,215
                                                                                                ----------    ----------

NET ASSETS -- END OF PERIOD................................................................... $1,364,454    $1,007,814
                                                                                                ==========    ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          7            15
  Redeemed....................................................................................         (6)           (8)
                                                                                                ----------    ----------
  Net Increase (Decrease).....................................................................          1             7
                                                                                                ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  VAN ECK VIP GLOBAL
                                                                                                   HARD ASSETS FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    29,945  $    18,161
  Net realized gain (loss) on investments.....................................................     (94,620)     (21,336)
  Change in unrealized appreciation (depreciation) of investments.............................     264,565   (2,069,212)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     199,890   (2,072,387)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,479,838    1,088,096
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,096,546    7,395,602
   Transfers for contract benefits and terminations...........................................    (328,613)    (173,572)
   Contract maintenance charges...............................................................    (629,130)    (379,580)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   1,618,641    7,930,546
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          454
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   1,818,531    5,858,613
NET ASSETS -- BEGINNING OF PERIOD.............................................................   9,923,450    4,064,837
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $11,741,981  $ 9,923,450
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
  Issued......................................................................................          59          133
  Redeemed....................................................................................         (43)         (66)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          16           67
                                                                                               ===========  ===========
UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

                                                                                                  VANGUARD VARIABLE
                                                                                                   INSURANCE FUND -
                                                                                                EQUITY INDEX PORTFOLIO
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   45,054  $    50,047
  Net realized gain (loss) on investments.....................................................    312,484      202,508
  Change in unrealized appreciation (depreciation) of investments.............................    175,294      (63,154)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................    532,832      189,401
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    383,876      434,915
   Transfers between Variable Investments Options including guaranteed interest account, net..    534,896   (2,621,025)
   Transfers for contract benefits and terminations...........................................   (109,549)    (368,677)
   Contract maintenance charges...............................................................   (197,449)    (327,589)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................    611,774   (2,882,376)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  1,144,606   (2,692,975)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  3,542,651    6,235,626
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $4,687,257  $ 3,542,651
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========
UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued......................................................................................         12           10
  Redeemed....................................................................................         (8)         (32)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................          4          (22)
                                                                                               ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.
(b)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
(c)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(d)The unit activity for the EQ/Money Market Variable Investment Option for the year ended December 31, 2012, included units redeemed of 12 Class A units and 3 Class B units that were previously represented in error as outstanding at December 31,2011, as they were effectively redeemed prior to that date. No other amounts included in the financial statements at December 31, 2011 or for the year then ended were affected by this error, which has been determined to be immaterial.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (Collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund/(1)/
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Growth-Alt 20/(2)/
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond/(3)/
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth and Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Money Market Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Rising Dividends Securities Fund
 .   Franklin Small Cap Value Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as Invesco V.I. Dividend Growth Fund.
  (2)Formerly known as All Asset Allocation.
  (3)Formerly known as EQ/Intermediate Government Bond Index.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Accumulation Nonunitized:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)


   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between Variable Investment Options and the guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                        PURCHASES      SALES
                                       ------------ ------------
All Assset Growth-Alt 20.............. $  6,135,872 $  1,291,082
American Century VP Mid Cap Value.....    7,874,251   11,299,406
AXA Aggressive Allocation.............   14,527,336   21,542,977
AXA Balanced Strategy.................    5,440,677    1,577,430
AXA Conservative Allocation...........    8,266,459    8,782,859
AXA Conservative Growth Strategy......    2,428,385      341,545
AXA Conservatve Strategy..............    2,213,991    1,986,983
AXA Conservative-Plus Allocation......    6,642,992    7,715,718
AXA Growth Strategy...................    5,964,168    1,376,718
AXA Moderate Allocation...............   41,918,742  130,924,214
AXA Moderate Growth Strategy..........   14,198,616    2,212,595
AXA Moderate-Plus Allocation..........   36,889,847   58,049,055
AXA Tactical Manager 400..............      863,138    1,887,805
AXA Tactical Manager 500..............      760,721      350,487
AXA Tactical Manager 2000.............      449,748      190,742
AXA Tactical Manager International....      353,359      274,798
BlackRock Global Allocation V.I. Fund.    4,673,092    6,104,765
EQ/AllianceBernstein Small Cap Growth.   23,425,684   47,704,245
EQ/BlackRock Basic Value Equity.......   13,993,239   37,374,108
EQ/Boston Advisory Equity Income......    6,020,146    3,255,379
EQ/Calvert Socially Responsible.......      397,532      249,666
EQ/Capital Guardian Research..........    5,082,779   12,632,737
EQ/Common Stock Index.................   39,426,607  161,785,713
EQ/Core Bond Index....................    9,105,630    9,182,910
EQ/Equity 500 Index...................   84,659,062   92,019,121
EQ/Equity Growth PLUS.................    6,911,955   22,635,883
EQ/GAMCO Mergers and Acquisitions.....    3,521,471    4,255,532
EQ/GAMCO Small Company Value..........   21,027,691   18,168,465
EQ/Global Bond PLUS...................    4,680,079    4,777,258
EQ/Global Multi-Sector Equity.........   34,337,540   70,208,616
EQ/Intermediate Government Bond.......   14,298,899   20,141,413
EQ/International Core PLUS............    4,869,928    5,630,462
EQ/International Equity Index.........   20,137,995   60,511,022
EQ/International Value PLUS...........   12,212,869   26,735,015
EQ/JPMorgan Value Opportunities.......    1,922,966    5,161,794
EQ/Large Cap Core PLUS................    5,175,419    1,519,934
EQ/Large Cap Growth Index.............   10,886,746   17,249,212
EQ/Large Cap Growth PLUS..............    5,382,767   16,752,696
EQ/Large Cap Value Index..............    2,642,160    2,785,329
EQ/Large Cap Value PLUS...............    9,221,431   42,642,848
EQ/Lord Abbett Large Cap Core.........    2,173,668    9,684,363
EQ/MFS International Growth...........    6,417,848    5,147,947
EQ/Mid Cap Index......................    6,104,964   15,122,737
EQ/Mid Cap Value PLUS.................    6,914,173   26,700,420
EQ/Money Market.......................  270,819,080  290,756,892
EQ/Montag & Caldwell Growth...........    5,878,043    8,392,511
EQ/Morgan Stanley Mid Cap Growth......    9,997,586   16,340,290
EQ/PIMCO Ultra Short Bond.............   10,060,853   11,066,669
EQ/Quality Bond PLUS..................    6,620,653   13,023,351
EQ/Small Company Index................   12,913,085   16,483,622
EQ/T. Rowe Price Growth Stock.........   12,263,559    9,080,490
EQ/UBS Growth & Income................    1,551,652    1,339,676
EQ/Van Kampen Comstock................      862,073    1,309,122
EQ/Wells Fargo Omega Growth...........   28,774,201   39,353,784

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES     SALES
                                                                          ----------- -----------
Fidelity(R) VIP Asset Manger: Growth Portfolio........................... $   495,726 $   480,828
Fidelity(R) VIP Contrafund(R) Portfolio..................................  12,447,844  12,375,425
Fidelity(R) VIP Equity-Income Portfolio..................................     594,801     603,378
Fidelity(R) VIP Growth & Income Portfolio................................   2,916,678   1,572,185
Fidelity(R) VIP High Income Portfoliio...................................   8,982,157   5,965,061
Fidelity(R) VIP Investment Grade Bond Portfolio..........................  22,292,607  12,012,651
Fidelity(R) VIP Mid Cap Portfolio........................................  17,122,058  23,534,329
Fidelity(R) VIP Money Market Portfolio...................................   1,926,406     713,296
Fidelity(R) VIP Value Portfolio..........................................     245,035     118,785
Fidelity(R) VIP Value Strategies Portfolio...............................     131,530     103,736
Franklin Rising Dividends Securities Fund................................  16,127,873   5,833,546
Franklin Small Cap Value Securities Fund.................................   2,017,819   1,838,339
Frankllin Strategic Income Securities Fund...............................  11,495,942   3,834,291
Goldman Sachs VIT Mid Cap Value Fund.....................................   3,554,156   1,913,926
Invesco V.I. Diversified Dividend Fund...................................     311,889      40,635
Invesco V.I. Global Real Estate Fund.....................................  13,295,305   6,971,031
Invesco V.I. International Growth Fund...................................   7,650,357   5,845,342
Invesco V.I. Mid Cap Core Equity Fund....................................     934,396   1,278,510
Invesco V.I. Small Cap Equity Fund.......................................   1,124,415   1,393,617
Ivy Funds VIP Dividend Opportunities.....................................   1,632,066   2,998,210
Ivy Funds VIP Energy.....................................................   5,097,658   5,117,301
Ivy Funds VIP Mid Cap Growth.............................................  10,567,429   7,108,327
Ivy Funds VIP Science and Technology.....................................   2,347,539   4,655,573
Ivy Funds VIP Small Cap Growth...........................................   2,502,086   2,666,357
Lazard Retirement Emerging Markets Equity Portfolio......................  24,612,750  19,128,199
MFS(R) International Value Portfolio.....................................  11,054,157   9,836,368
MFS(R) Investors Growth Stock Series.....................................   1,050,629     465,076
MFS(R) Investors Trust Series............................................     664,684     269,326
MFS(R) Utilities Series..................................................   1,274,653   1,116,126
Multimanager Aggressive Equity...........................................   5,214,504  40,057,577
Multimanager Core Bond...................................................  18,191,107  18,942,525
Multimanager International Equity........................................   8,071,643   7,402,627
Multimanager Large Cap Core Equity.......................................     806,101   1,985,186
Multimanager Large Cap Value.............................................   2,116,500   5,458,797
Multimanager Mid Cap Growth..............................................   3,751,266   5,202,995
Multimanager Mid Cap Value...............................................   3,230,917   7,864,551
Multimanager Multi-Sector Bond...........................................   8,514,734  14,573,589
Multimanager Small Cap Growth............................................   1,454,300   1,512,493
Multimanager Small Cap Value.............................................   2,333,377   4,337,746
Multimanager Technology..................................................   9,127,182  20,159,982
Mutual Shares Securities Fund............................................   3,227,245   3,832,395
Natural Resources Portfoliio.............................................  11,567,999  21,835,215
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.   5,705,749   2,822,148
PIMCO Variable Insurance Trust Real Return Portfolio.....................  31,380,229  17,907,027
PIMCO Variable Insurance Trust Total Return Portfolio....................  44,136,986  31,095,933
T. Rowe Price Equity Income Portfolio -- II..............................   3,978,238   1,846,422
T. Rowe Price Health Sciences Portfolio..................................   1,876,851   2,285,178
Target 2015 Allocation...................................................   1,012,613   3,713,746
Target 2025 Allocation...................................................   1,171,344   5,790,919
Target 2035 Allocation...................................................   4,284,990  11,913,340
Target 2045 Allocation...................................................   2,197,157   3,150,986
Templeton Developing Markets Securities Fund.............................   3,640,093   2,376,225
Templeton Global Bond Securities Fund....................................  23,125,629  13,486,716
Templeton Growth Securities Fund.........................................     752,925     591,890
Van Eck VIP Global Hard Assets Fund......................................   6,881,194   4,369,163
Vanguard Variable Insurance Fund -- Equity Index Portfolio...............   1,902,913   1,098,457

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012



5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of The Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


6. Reorganizations

   In 2012, there were no reorganizations within the Variable Investment Options of the account.

   In 2011, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Diversified Dividend Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Diversified Dividend Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

-----------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class A             26,132                                389,835
Value -- Class A          $    13.86                           $      17.94
Shares -- Class B            336,192                              7,502,082
Value -- Class B          $    13.86                           $      17.57
Net Assets Before Merger  $5,021,808                           $133,783,417
Net Assets After Merger   $       --                           $138,805,226
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class A            196,762                                886,292
Value -- Class A          $    10.67                           $       5.63
Shares -- Class B            133,471                                692,370
Value -- Class B          $    10.68                           $       5.61
Net Assets Before Merger  $3,524,924                           $  5,349,099
Net Assets After Merger   $       --                           $  8,874,023
-----------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------
Shares -- Series II          443,340                                171,907
Value -- Series II        $     5.89                           $      15.19
Net Assets Before Merger  $2,611,274                           $         --
Net Assets After Merger   $       --                           $  2,611,274
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012



7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                                  EXPENSE         MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                     UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                  FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                  ---------- ----------------- ------------ -------------- ---------
ALL ASSET GROWTH-ALT 20
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B (n)     $116.80           --               --           --        11.98%
      Highest contract charge 0.90% Class B (n)    $113.99           --               --           --        10.97%
      All contract charges                              --           94          $10,924         1.87%          --
2011  Lowest contract charge 0.00% Class B (n)     $104.30           --               --           --        (3.49)%
      Highest contract charge 0.90% Class B (n)    $102.72           --               --           --        (4.36)%
      All contract charges                              --           54          $ 5,611         2.12%          --
2010  Lowest contract charge 0.00% Class B (n)     $108.07           --               --           --        17.91%
      Highest contract charge 0.90% Class B (n)    $107.40           --               --           --        17.27%
      All contract charges                              --           15          $ 1,660         4.25%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class II (n)    $123.00           --               --           --        16.24%
      Highest contract charge 0.90% Class II (n)   $120.04           --               --           --        15.18%
      All contract charges                              --          119          $13,517         1.79%          --
2011  Lowest contract charge 0.00% Class II (n)    $105.82           --               --           --        (0.84)%
      Highest contract charge 0.90% Class II (n)   $104.22           --               --           --        (1.73)%
      All contract charges                              --          150          $15,606         1.26%          --
2010  Lowest contract charge 0.00% Class II (n)    $106.72           --               --           --        18.21%
      Highest contract charge 0.90% Class II (n)   $106.06           --               --           --        17.57%
      All contract charges                              --          107          $11,195         2.28%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A         $156.23           --               --           --        14.17%
      Highest contract charge 0.90% Class A        $143.70           --               --           --        13.15%
      All contract charges                              --          405          $58,114         0.84%          --
2011  Lowest contract charge 0.00% Class A         $136.84           --               --           --        (7.27)%
      Highest contract charge 0.90% Class A        $127.00           --               --           --        (8.11)%
      All contract charges                              --          464          $59,678         1.38%          --
2010  Lowest contract charge 0.00% Class A         $147.57           --               --           --        13.36%
      Highest contract charge 0.90% Class A        $138.21           --               --           --        12.34%
      All contract charges                              --          517          $73,607         1.76%          --
2009  Lowest contract charge 0.00% Class A         $130.17           --               --           --        27.60%
      Highest contract charge 0.90% Class A        $123.02           --               --           --        26.45%
      All contract charges                              --          541          $68,292         1.23%          --
2008  Lowest contract charge 0.00% Class A         $102.02           --               --           --       (39.04)%
      Highest contract charge 0.90% Class A        $ 97.29           --               --           --       (39.59)%
      All contract charges                              --          557          $55,039         1.79%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B         $153.06           --               --           --        14.17%
      Highest contract charge 0.60% Class B        $144.77           --               --           --        13.48%
      All contract charges                              --          413          $62,581         0.84%          --
2011  Lowest contract charge 0.00% Class B         $134.06           --               --           --        (7.50)%
      Highest contract charge 0.60% Class B        $127.57           --               --           --        (8.05)%
      All contract charges                              --          414          $54,953         1.38%          --
2010  Lowest contract charge 0.00% Class B         $144.93           --               --           --        13.08%
      Highest contract charge 0.90% Class B        $135.74           --               --           --        12.06%
      All contract charges                              --          383          $55,053         1.76%          --
2009  Lowest contract charge 0.00% Class B         $128.17           --               --           --        27.28%
      Highest contract charge 0.90% Class B        $121.13           --               --           --        26.13%
      All contract charges                              --          342          $43,394         1.23%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
AXA AGGRESSIVE ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.00% Class B        $ 100.70          --               --           --       (39.19)%
      Highest contract charge 0.90% Class B       $  96.03          --               --           --       (39.74)%
      All contract charges                              --         242          $24,066         1.79%          --
AXA BALANCED STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (l)    $ 118.62          --               --           --         8.54%
      Highest contract charge 0.00% Class B (l)   $ 118.62          --               --           --         8.54%
      All contract charges                              --          77          $ 9,132         0.93%          --
2011  Lowest contract charge 0.00% Class B (l)    $ 109.29          --               --           --        (2.39)%
      Highest contract charge 0.00% Class B (l)   $ 109.29          --               --           --        (2.39)%
      All contract charges                              --          44          $ 4,805         1.59%          --
2010  Lowest contract charge 0.00% Class B (l)    $ 111.97          --               --                     10.05%
      Highest contract charge 0.00% Class B (l)   $ 111.97          --               --           --        10.05%
      All contract charges                              --          15          $ 1,657         4.46%          --
2009  Lowest contract charge 0.00% Class B (l)    $ 101.74          --               --           --         1.85%
      Highest contract charge 0.00% Class B (l)   $ 101.74          --               --           --         1.85%
      All contract charges                              --          --          $     8         3.59%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A        $ 142.89          --               --           --         4.58%
      Highest contract charge 0.90% Class A       $ 131.43          --               --           --         3.64%
      All contract charges                              --         284          $28,647         0.83%          --
2011  Lowest contract charge 0.00% Class A        $ 136.63          --               --           --         2.15%
      Highest contract charge 0.90% Class A       $ 126.81          --               --           --         1.24%
      All contract charges                              --         252          $29,188         2.05%          --
2010  Lowest contract charge 0.00% Class A        $ 133.75          --               --           --         7.54%
      Highest contract charge 0.90% Class A       $ 125.26          --               --           --         6.57%
      All contract charges                              --         165          $20,469         2.30%          --
2009  Lowest contract charge 0.00% Class A        $ 124.37          --               --           --        10.10%
      Highest contract charge 0.90% Class A       $ 117.54          --               --           --         9.11%
      All contract charges                              --         235          $28,315         3.52%          --
2008  Lowest contract charge 0.00% Class A        $ 112.96          --               --           --       (10.80)%
      Highest contract charge 0.90% Class A       $ 107.73          --               --           --       (11.60)%
      All contract charges                              --         122          $13,469         5.91%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B        $ 139.97          --               --           --         4.58%
      Highest contract charge 0.60% Class B       $ 132.39          --               --           --         3.95%
      All contract charges                              --          76          $10,376         0.83%          --
2011  Lowest contract charge 0.00% Class B        $ 133.84          --               --           --         1.90%
      Highest contract charge 0.60% Class B       $ 127.36          --               --           --         1.29%
      All contract charges                              --          72          $ 9,457         2.05%          --
2010  Lowest contract charge 0.00% Class B        $ 131.35          --               --           --         7.27%
      Highest contract charge 0.90% Class B       $ 123.01          --               --           --         6.30%
      All contract charges                              --          68          $ 8,753         2.30%          --
2009  Lowest contract charge 0.00% Class B        $ 122.45          --               --           --         9.83%
      Highest contract charge 0.90% Class B       $ 115.72          --               --           --         8.84%
      All contract charges                              --          57          $ 6,849         3.52%          --
2008  Lowest contract charge 0.00% Class B        $ 111.49          --               --           --       (11.01)%
      Highest contract charge 0.90% Class B       $ 106.32          --               --           --       (11.82)%
      All contract charges                              --          33          $ 3,580         5.91%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (l)    $ 117.11          --               --           --         7.20%
      Highest contract charge 0.00% Class B (l)   $ 117.11          --               --           --         7.20%
      All contract charges                              --          28          $ 3,305         1.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2011  Lowest contract charge 0.00% Class B (l)    $109.24           --               --           --        (1.39)%
      Highest contract charge 0.00% Class B (l)   $109.24           --               --           --        (1.39)%
      All contract charges                             --           10          $ 1,114         1.49%          --
2010  Lowest contract charge 0.00% Class B (l)    $110.78           --               --           --         9.15%
      Highest contract charge 0.00% Class B (l)   $110.78           --               --           --         9.15%
      All contract charges                             --            5          $   506         3.58%          --
2009  Lowest contract charge 0.00% Class B (l)    $101.49           --               --           --         1.63%
      Highest contract charge 0.00% Class B (l)   $101.49           --               --           --         1.63%
      All contract charges                             --           --          $     8         4.28%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (l)    $113.81           --               --           --         4.48%
      Highest contract charge 0.00% Class B (l)   $113.81           --               --           --         4.48%
      All contract charges                             --           10          $ 1,129         1.11%          --
2011  Lowest contract charge 0.00% Class B (l)    $108.93           --               --           --         0.72%
      Highest contract charge 0.00% Class B (l)   $108.93           --               --           --         0.72%
      All contract charges                             --            8          $   870         1.35%          --
2010  Lowest contract charge 0.00% Class B (l)    $108.15           --               --           --         7.28%
      Highest contract charge 0.00% Class B (l)   $108.15           --               --           --         7.28%
      All contract charges                             --            6          $   696         3.35%          --
2009  Lowest contract charge 0.00% Class B (l)    $100.81           --               --           --         1.00%
      Highest contract charge 0.00% Class B (l)   $100.81           --               --           --         1.00%
      All contract charges                             --           --          $     1         5.24%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A        $145.95           --               --           --         7.37%
      Highest contract charge 0.90% Class A       $134.24           --               --           --         6.40%
      All contract charges                             --          164          $20,312         0.81%          --
2011  Lowest contract charge 0.00% Class A        $135.93           --               --           --        (0.46)%
      Highest contract charge 0.90% Class A       $126.16           --               --           --        (1.35)%
      All contract charges                             --          174          $20,541         1.64%          --
2010  Lowest contract charge 0.00% Class A        $136.56           --               --           --         9.34%
      Highest contract charge 0.90% Class A       $127.89           --               --           --         8.36%
      All contract charges                             --          206          $25,053         1.91%          --
2009  Lowest contract charge 0.00% Class A        $124.89           --               --           --        14.70%
      Highest contract charge 0.90% Class A       $118.03           --               --           --        13.67%
      All contract charges                             --          283          $33,330         3.39%          --
2008  Lowest contract charge 0.00% Class A        $108.88           --               --           --       (19.22)%
      Highest contract charge 0.90% Class A       $103.83           --               --           --       (19.95)%
      All contract charges                             --          126          $13,363         4.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B        $142.98           --               --           --         7.37%
      Highest contract charge 0.60% Class B       $135.24           --               --           --         6.73%
      All contract charges                             --          100          $13,996         0.81%          --
2011  Lowest contract charge 0.00% Class B        $133.16           --               --           --        (0.71)%
      Highest contract charge 0.60% Class B       $126.71           --               --           --        (1.31)%
      All contract charges                             --          101          $13,152         1.64%          --
2010  Lowest contract charge 0.00% Class B        $134.11           --               --           --         9.07%
      Highest contract charge 0.90% Class B       $125.60           --               --           --         8.09%
      All contract charges                             --           98          $12,914         1.91%          --
2009  Lowest contract charge 0.00% Class B        $122.96           --               --           --        14.42%
      Highest contract charge 0.90% Class B       $116.20           --               --           --        13.39%
      All contract charges                             --           91          $10,952         3.39%          --
2008  Lowest contract charge 0.00% Class B        $107.46           --               --           --       (19.43)%
      Highest contract charge 0.90% Class B       $102.48           --               --           --       (20.15)%
      All contract charges                             --           54          $ 5,770         4.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                   UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------ -------------- ---------
AXA GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B(l)    $121.58            --                --         --        11.21%
      Highest contract charge 0.00% Class B(l)   $121.58            --                --         --        11.21%
      All contract charges                            --           107        $   12,965       0.91%          --
2011  Lowest contract charge 0.00% Class B(l)    $109.32            --                --         --        (4.41)%
      Highest contract charge 0.00% Class B(l)   $109.32            --                --         --        (4.41)%
      All contract charges                            --            68        $    7,470       1.62%          --
2010  Lowest contract charge 0.00% Class B(l)    $114.36            --                --         --        11.69%
      Highest contract charge 0.00% Class B(l)   $114.36            --                --         --        11.69%
      All contract charges                            --            19        $    2,172       3.11%          --
2009  Lowest contract charge 0.00% Class B(l)    $102.40            --                --         --         2.45%
      Highest contract charge 0.00% Class B(l)   $102.40            --                --         --         2.45%
      All contract charges                            --             2        $      159       2.86%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A       $305.80            --                --         --         8.80%
      Highest contract charge 0.90% Class A      $275.58            --                --         --         7.82%
      All contract charges                            --         1,765        $  876,394       0.76%          --
2011  Lowest contract charge 0.00% Class A       $281.06            --                --         --        (2.15)%
      Highest contract charge 0.90% Class A      $255.59            --                --         --        (3.03)%
      All contract charges                            --         1,904        $  904,360       1.67%          --
2010  Lowest contract charge 0.00% Class A       $287.23            --                --         --        10.18%
      Highest contract charge 0.90% Class A      $263.57            --                --         --         9.19%
      All contract charges                            --         2,084        $1,030,819       2.31%          --
2009  Lowest contract charge 0.00% Class A       $260.68            --                --         --        17.30%
      Highest contract charge 0.90% Class A      $241.38            --                --         --        16.25%
      All contract charges                            --         2,251        $1,030,287       1.61%          --
2008  Lowest contract charge 0.00% Class A       $222.23            --                --         --       (24.29)%
      Highest contract charge 0.90% Class A      $207.64            --                --         --       (24.97)%
      All contract charges                            --         2,411        $  962,519       3.66%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B       $150.56            --                --         --         8.80%
      Highest contract charge 0.60% Class B      $141.66            --                --         --         8.15%
      All contract charges                            --         1,012        $  147,964       0.76%          --
2011  Lowest contract charge 0.00% Class B       $138.38            --                --         --        (2.40)%
      Highest contract charge 0.60% Class B      $130.99            --                --         --        (2.98)%
      All contract charges                            --         1,046        $  140,565       1.67%          --
2010  Lowest contract charge 0.00% Class B       $141.78            --                --         --         9.91%
      Highest contract charge 0.90% Class B      $142.39            --                --         --         8.92%
      All contract charges                            --         1,031        $  142,138       2.31%          --
2009  Lowest contract charge 0.00% Class B       $128.99            --                --         --        17.01%
      Highest contract charge 0.90% Class B      $130.72            --                --         --        15.96%
      All contract charges                            --           926        $  116,123       1.61%          --
2008  Lowest contract charge 0.00% Class B       $110.24            --                --         --       (24.47)%
      Highest contract charge 0.90% Class B      $112.73            --                --         --       (25.16)%
      All contract charges                            --           772        $   82,571       3.66%          --
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B(l)    $120.11            --                --         --         9.84%
      Highest contract charge 0.00% Class B(l)   $120.11            --                --         --         9.84%
      All contract charges                            --           283        $   34,045       0.85%          --
2011  Lowest contract charge 0.00% Class B(l)    $109.35            --                --         --        (3.33)%
      Highest contract charge 0.00% Class B(l)   $109.35            --                --         --        (3.33)%
      All contract charges                            --           183        $   19,984       1.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                   UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------ -------------- ---------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2010  Lowest contract charge 0.00% Class B(l)    $113.12            --               --          --        10.87%
      Highest contract charge 0.00% Class B(l)   $113.12            --               --          --        10.87%
      All contract charges                            --            89         $ 10,098        1.88%          --
2009  Lowest contract charge 0.00% Class B(l)    $102.03            --               --          --         2.11%
      Highest contract charge 0.00% Class B(l)   $102.03            --               --          --         2.11%
      All contract charges                            --            37         $  3,816        1.64%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A       $157.89            --               --          --        11.53%
      Highest contract charge 0.90% Class A      $145.22            --               --          --        10.52%
      All contract charges                            --         1,354         $192,933        0.79%          --
2011  Lowest contract charge 0.00% Class A       $141.57            --               --          --        (4.72)%
      Highest contract charge 0.90% Class A      $131.40            --               --          --        (5.58)%
      All contract charges                            --         1,493         $196,420        1.54%          --
2010  Lowest contract charge 0.00% Class A       $148.58            --               --          --        11.83%
      Highest contract charge 0.90% Class A      $139.16            --               --          --        10.82%
      All contract charges                            --         1,603         $226,810        1.93%          --
2009  Lowest contract charge 0.00% Class A       $132.87            --               --          --        22.27%
      Highest contract charge 0.90% Class A      $125.57            --               --          --        21.16%
      All contract charges                            --         1,623         $208,381        1.64%          --
2008  Lowest contract charge 0.00% Class A       $108.67            --               --          --       (31.61)%
      Highest contract charge 0.90% Class A      $103.64            --               --          --       (32.22)%
      All contract charges                            --         1,552         $164,181        2.62%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B       $154.67            --               --          --        11.53%
      Highest contract charge 0.60% Class B      $146.29            --               --          --        10.85%
      All contract charges                            --         1,212         $185,279        0.79%          --
2011  Lowest contract charge 0.00% Class B       $138.68            --               --          --        (4.96)%
      Highest contract charge 0.60% Class B      $131.97            --               --          --        (5.53)%
      All contract charges                            --         1,246         $170,658        1.54%          --
2010  Lowest contract charge 0.00% Class B       $145.92            --               --          --        11.55%
      Highest contract charge 0.90% Class B      $136.66            --               --          --        10.55%
      All contract charges                            --         1,171         $168,831        1.93%          --
2009  Lowest contract charge 0.00% Class B       $130.81            --               --          --        21.95%
      Highest contract charge 0.90% Class B      $123.62            --               --          --        20.85%
      All contract charges                            --         1,000         $129,202        1.64%          --
2008  Lowest contract charge 0.00% Class B       $107.26            --               --          --       (31.77)%
      Highest contract charge 0.90% Class B      $102.29            --               --          --       (32.39)%
      All contract charges                            --           727         $ 76,912        2.62%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B(n)    $114.29            --               --          --        16.46%
      Highest contract charge 0.90% Class B(n)   $111.55            --               --          --        15.42%
      All contract charges                            --            16         $  1,749        0.14%          --
2011  Lowest contract charge 0.00% Class B(n)    $ 98.14            --               --          --        (8.22)%
      Highest contract charge 0.90% Class B(n)   $ 96.65            --               --          --        (9.04)%
      All contract charges                            --            25         $  2,417        0.05%          --
2010  Lowest contract charge 0.00% Class B(n)    $106.93            --               --          --        21.45%
      Highest contract charge 0.90% Class B(n)   $106.26            --               --          --        20.79%
      All contract charges                            --             8         $    804          --           --
AXA TACTICAL MANAGER 500
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B(n)    $114.94            --               --          --        14.83%
      Highest contract charge 0.90% Class B(n)   $112.17            --               --          --        13.79%
      All contract charges                            --            16         $  1,833        0.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                     UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                  FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                  ---------- ----------------- ------------ -------------- ---------
AXA TACTICAL MANAGER 500 (CONTINUED)
2011  Lowest contract charge 0.00% Class B(n)      $100.10           --                --          --        (3.75)%
      Highest contract charge 0.90% Class B(n)     $ 98.58           --                --          --        (4.62)%
      All contract charges                              --           12          $  1,249        0.57%
2010  Lowest contract charge 0.00% Class B(n)      $104.00           --                --          --        17.17%
      Highest contract charge 0.90% Class B(n)     $103.35           --                --          --        16.53%
      All contract charges                              --            6          $    618        0.47%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B(n)      $109.21           --                --          --        15.44%
      Highest contract charge 0.90% Class B(n)     $106.58           --                --          --        14.41%
      All contract charges                              --           12          $  1,303        0.33%          --
2011  Lowest contract charge 0.00% Class B(n)      $ 94.60           --                --          --       (10.55)%
      Highest contract charge 0.90% Class B(n)     $ 93.16           --                --          --       (11.36)%
      All contract charges                              --           10          $    904        0.03%          --
2010  Lowest contract charge 0.00% Class B(n)      $105.76           --                --          --        21.27%
      Highest contract charge 0.90% Class B(n)     $105.10           --                --          --        20.60%
      All contract charges                              --            6          $    594        0.08%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B(n)      $102.81           --                --          --        16.59%
      Highest contract charge 0.90% Class B(n)     $100.34           --                --          --        15.55%
      All contract charges                              --           17          $  1,836        0.64%          --
2011  Lowest contract charge 0.00% Class B(n)      $ 88.18           --                --          --       (16.05)%
      Highest contract charge 0.90% Class B(n)     $ 86.84           --                --          --       (16.80)%
      All contract charges                              --           17          $  1,507        2.58%          --
2010  Lowest contract charge 0.00% Class B(n)      $105.04           --                --          --        22.34%
      Highest contract charge 0.90% Class B(n)     $104.38           --                --          --        21.67%
      All contract charges                              --            5          $    524        1.32%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class III(n)    $113.10           --                --          --         9.97%
      Highest contract charge 0.00% Class III(n)   $113.10           --                --          --         9.97%
      All contract charges                              --           93          $  6,025        1.27%          --
2011  Lowest contract charge 0.00% Class III(n)    $102.85           --                --          --        (3.64)%
      Highest contract charge 0.00% Class III(n)   $102.85           --                --          --        (3.64)%
      All contract charges                              --           94          $  6,986        4.38%          --
2010  Lowest contract charge 0.00% Class III(n)    $106.74           --                --          --        15.08%
      Highest contract charge 0.00% Class III(n)   $106.74           --                --          --        15.08%
      All contract charges                              --           17          $  1,392        5.09%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A         $287.89           --                --          --        15.59%
      Highest contract charge 0.90% Class A        $249.86           --                --          --        14.55%
      All contract charges                              --          481          $123,156        0.21%          --
2011  Lowest contract charge 0.00% Class A         $249.07           --                --          --        (0.40)%
      Highest contract charge 0.90% Class A        $218.13           --                --          --        (1.29)%
      All contract charges                              --          584          $134,094          --           --
2010  Lowest contract charge 0.00% Class A         $250.06           --                --          --        33.58%
      Highest contract charge 0.90% Class A        $220.99           --                --          --        32.38%
      All contract charges                              --          629          $146,763        0.04%          --
2009  Lowest contract charge 0.00% Class A         $187.20           --                --          --        36.02%
      Highest contract charge 0.90% Class A        $166.93           --                --          --        34.79%
      All contract charges                              --          664          $117,397        0.13%          --
2008  Lowest contract charge 0.00% Class A         $137.63           --                --          --       (44.52)%
      Highest contract charge 0.90% Class A        $123.85           --                --          --       (45.02)%
      All contract charges                              --          719          $ 93,895        0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $236.31           --                --          --        15.59%
      Highest contract charge 0.60% Class B   $194.14           --                --          --        14.89%
      All contract charges                         --          270          $ 53,496        0.21%          --
2011  Lowest contract charge 0.00% Class B    $204.44           --                --          --        (0.65)%
      Highest contract charge 0.60% Class B   $168.98           --                --          --        (1.24)%
      All contract charges                         --          294          $ 50,570          --           --
2010  Lowest contract charge 0.00% Class B    $205.77           --                --          --        33.25%
      Highest contract charge 0.90% Class B   $164.79           --                --          --        32.05%
      All contract charges                         --          320          $ 55,480        0.04%          --
2009  Lowest contract charge 0.00% Class B    $154.43           --                --          --        35.68%
      Highest contract charge 0.90% Class B   $124.79           --                --          --        34.46%
      All contract charges                         --          339          $ 44,293        0.13%          --
2008  Lowest contract charge 0.00% Class B    $113.82           --                --          --       (44.66)%
      Highest contract charge 0.90% Class B   $ 92.81           --                --          --       (45.16)%
      All contract charges                         --          371          $ 35,774        0.01%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $216.60           --                --          --        13.64%
      Highest contract charge 0.60% Class A   $204.89           --                --          --        12.95%
      All contract charges                         --          204          $ 29,351        1.45%          --
2011  Lowest contract charge 0.00% Class A    $190.61           --                --          --        (2.86)%
      Highest contract charge 0.60% Class A   $181.40           --                --          --        (3.44)%
      All contract charges                         --          203          $ 27,534        1.27%          --
2010  Lowest contract charge 0.00% Class A    $196.23           --                --          --        12.56%
      Highest contract charge 0.60% Class A   $187.87           --                --          --        11.89%
      All contract charges                         --          193          $ 28,298        1.38%          --
2009  Lowest contract charge 0.00% Class A    $174.33           --                --          --        30.60%
      Highest contract charge 0.60% Class A   $167.91           --                --          --        29.82%
      All contract charges                         --          137          $ 23,060        2.76%          --
2008  Lowest contract charge 0.00% Class A    $133.48           --                --          --       (36.40)%
      Highest contract charge 0.60% Class A   $129.34           --                --          --       (36.78)%
      All contract charges                         --          118          $ 15,312        1.72%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $285.11           --                --          --        13.63%
      Highest contract charge 0.90% Class B   $247.46           --                --          --        12.61%
      All contract charges                         --          514          $132,813        1.45%          --
2011  Lowest contract charge 0.00% Class B    $250.90           --                --          --        (3.10)%
      Highest contract charge 0.90% Class B   $219.75           --                --          --        (3.98)%
      All contract charges                         --          604          $138,637        1.27%          --
2010  Lowest contract charge 0.00% Class B    $258.94           --                --          --        12.28%
      Highest contract charge 0.90% Class B   $228.85           --                --          --        11.27%
      All contract charges                         --          676          $160,888        1.38%          --
2009  Lowest contract charge 0.00% Class B    $230.61           --                --          --        30.28%
      Highest contract charge 0.90% Class B   $205.66           --                --          --        29.11%
      All contract charges                         --          658          $139,175        2.76%          --
2008  Lowest contract charge 0.00% Class B    $177.01           --                --          --       (36.56)%
      Highest contract charge 0.90% Class B   $159.29           --                --          --       (37.13)%
      All contract charges                         --          668          $108,533        1.72%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $101.85           --                --          --        17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --                --          --        16.68%
      All contract charges                         --           56          $  5,501        2.23%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $ 86.51          --                --           --        (0.15)%
      Highest contract charge 0.90% Class A   $ 82.91          --                --           --        (1.05)%
      All contract charges                         --          50           $ 4,192         2.15%          --
2010  Lowest contract charge 0.00% Class A    $ 86.64          --                --           --        15.99%
      Highest contract charge 0.90% Class A   $ 83.79          --                --           --        14.95%
      All contract charges                         --          51           $ 4,358         2.54%          --
2009  Lowest contract charge 0.00% Class A    $ 74.69          --                --           --        11.83%
      Highest contract charge 0.90% Class A   $ 72.89          --                --           --        10.83%
      All contract charges                         --          57           $ 4,166         2.64%          --
2008  Lowest contract charge 0.00% Class A    $ 66.79          --                --           --       (32.12)%
      Highest contract charge 0.90% Class A   $ 65.77          --                --           --       (32.74)%
      All contract charges                         --          48           $ 3,153         3.06%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $140.34          --                --           --        17.73%
      Highest contract charge 0.60% Class B   $ 97.26          --                --           --        17.03%
      All contract charges                         --          84           $11,002         2.23%          --
2011  Lowest contract charge 0.00% Class B    $119.20          --                --           --        (0.39)%
      Highest contract charge 0.60% Class B   $ 83.11          --                --           --        (0.99)%
      All contract charges                         --          70           $ 7,794         2.15%          --
2010  Lowest contract charge 0.00% Class B    $119.67          --                --           --        15.70%
      Highest contract charge 0.90% Class B   $ 83.01          --                --           --        14.66%
      All contract charges                         --          63           $ 7,040         2.54%          --
2009  Lowest contract charge 0.00% Class B    $103.43          --                --           --        11.55%
      Highest contract charge 0.90% Class B   $ 72.39          --                --           --        10.54%
      All contract charges                         --          61           $ 5,880         2.64%          --
2008  Lowest contract charge 0.00% Class B    $ 92.72          --                --           --       (32.30)%
      Highest contract charge 0.90% Class B   $ 65.49          --                --           --       (32.91)%
      All contract charges                         --          58           $ 4,949         3.06%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A    $168.87          --                --           --        16.74%
      Highest contract charge 0.00% Class A   $168.87          --                --           --        16.74%
      All contract charges                         --           1           $   102         1.03%          --
2011  Lowest contract charge 0.00% Class A    $144.65          --                --           --         0.52%
      Highest contract charge 0.00% Class A   $144.65          --                --           --         0.52%
      All contract charges                         --          --           $    61         0.42%          --
2010  Lowest contract charge 0.00% Class A    $143.90          --                --           --        12.81%
      Highest contract charge 0.00% Class A   $143.90          --                --           --        12.81%
      All contract charges                         --          --           $    50         0.05%          --
2009  Lowest contract charge 0.00% Class A    $127.56          --                --           --        31.21%
      Highest contract charge 0.00% Class A   $127.56          --                --           --        31.21%
      All contract charges                         --          --           $    41         0.30%          --
2008  Lowest contract charge 0.00% Class A    $ 97.22          --                --           --       (45.08)%
      Highest contract charge 0.00% Class A   $ 97.22          --                --           --       (45.08)%
      All contract charges                         --          --           $    24         0.33%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00% to 0.80%*
2012  Lowest contract charge 0.00% Class B    $105.78          --                --           --        16.73%
      Highest contract charge 0.80% Class B   $ 95.00          --                --           --        15.81%
      All contract charges                         --           8           $   826         1.03%          --
2011  Lowest contract charge 0.00% Class B    $ 90.62          --                --           --         0.28%
      Highest contract charge 0.90% Class B   $ 81.02          --                --           --        (0.63)%
      All contract charges                         --           7           $   609         0.42%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONTINUED)
2010  Lowest contract charge 0.00% Class B    $ 90.37            --                --         --        12.52%
      Highest contract charge 0.90% Class B   $ 81.53            --                --         --        11.51%
      All contract charges                         --             7        $      600       0.05%          --
2009  Lowest contract charge 0.00% Class B    $ 80.31            --                --         --        30.89%
      Highest contract charge 0.90% Class B   $ 73.12            --                --         --        29.71%
      All contract charges                         --             6        $      492       0.30%          --
2008  Lowest contract charge 0.00% Class B    $ 61.36            --                --         --       (45.22)%
      Highest contract charge 0.90% Class B   $ 56.37            --                --         --       (45.71)%
      All contract charges                         --             7        $      401       0.33%          --
      All contract charges                         --             7        $      747       0.40%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $219.66            --                --         --        17.41%
      Highest contract charge 0.60% Class A   $141.89            --                --         --        16.70%
      All contract charges                         --            66        $   11,802       0.90%          --
2011  Lowest contract charge 0.00% Class A    $187.09            --                --         --         4.26%
      Highest contract charge 0.60% Class A   $121.59            --                --         --         3.64%
      All contract charges                         --            65        $   10,218       0.74%          --
2010  Lowest contract charge 0.00% Class A    $179.45            --                --         --        16.09%
      Highest contract charge 0.60% Class A   $117.32            --                --         --        15.39%
      All contract charges                         --            68        $   10,397       0.76%          --
2009  Lowest contract charge 0.00% Class A    $154.58            --                --         --        31.78%
      Highest contract charge 0.60% Class A   $101.67            --                --         --        30.99%
      All contract charges                         --            64        $    9,138       1.18%          --
2008  Lowest contract charge 0.00% Class A    $117.30            --                --         --       (39.51)%
      Highest contract charge 0.60% Class A   $ 77.62            --                --         --       (39.87)%
      All contract charges                         --            64        $    6,892       0.93%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $166.88            --                --         --        17.41%
      Highest contract charge 0.90% Class B   $147.92            --                --         --        16.34%
      All contract charges                         --           496        $   76,677       0.90%          --
2011  Lowest contract charge 0.00% Class B    $142.14            --                --         --         4.00%
      Highest contract charge 0.90% Class B   $127.14            --                --         --         3.07%
      All contract charges                         --           548        $   72,714       0.74%          --
2010  Lowest contract charge 0.00% Class B    $136.67            --                --         --        15.80%
      Highest contract charge 0.90% Class B   $123.35            --                --         --        14.76%
      All contract charges                         --           645        $   82,860       0.76%          --
2009  Lowest contract charge 0.00% Class B    $118.02            --                --         --        31.46%
      Highest contract charge 0.90% Class B   $107.49            --                --         --        30.28%
      All contract charges                         --           739        $   82,540       1.18%          --
2008  Lowest contract charge 0.00% Class B    $ 89.78            --                --         --       (39.66)%
      Highest contract charge 0.90% Class B   $ 82.51            --                --         --       (40.21)%
      All contract charges                         --           839        $   71,731       0.93%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $360.41            --                --         --        15.60%
      Highest contract charge 0.90% Class A   $383.74            --                --         --        14.55%
      All contract charges                         --         1,722        $1,173,665       1.55%          --
2011  Lowest contract charge 0.00% Class A    $311.78            --                --         --         0.78%
      Highest contract charge 0.90% Class A   $334.99            --                --         --        (0.13)%
      All contract charges                         --         1,883        $1,134,175       1.45%          --
2010  Lowest contract charge 0.00% Class A    $309.36            --                --         --        16.16%
      Highest contract charge 0.90% Class A   $335.41            --                --         --        15.11%
      All contract charges                         --         2,104        $1,268,082       1.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2009  Lowest contract charge 0.00% Class A    $266.33            --                --         --        28.65%
      Highest contract charge 0.90% Class A   $291.37            --                --         --        27.49%
      All contract charges                         --         2,319        $1,221,065       1.98%          --
2008  Lowest contract charge 0.00% Class A    $207.02            --                --         --       (43.66)%
      Highest contract charge 0.90% Class A   $228.54            --                --         --       (44.16)%
      All contract charges                         --         2,570        $1,063,965       1.76%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $112.55            --                --         --        15.59%
      Highest contract charge 0.60% Class B   $124.96            --                --         --        14.90%
      All contract charges                         --         1,185        $  146,090       1.55%          --
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                --         --         0.54%
      Highest contract charge 0.60% Class B   $108.76            --                --         --        (0.06)%
      All contract charges                         --         1,270        $  136,452       1.45%          --
2010  Lowest contract charge 0.00% Class B    $ 96.85            --                --         --        15.87%
      Highest contract charge 0.90% Class B   $104.82            --                --         --        14.83%
      All contract charges                         --         1,377        $  148,154       1.50%          --
2009  Lowest contract charge 0.00% Class B    $ 83.59            --                --         --        28.32%
      Highest contract charge 0.90% Class B   $ 91.28            --                --         --        27.17%
      All contract charges                         --         1,434        $  134,673       1.98%          --
2008  Lowest contract charge 0.00% Class B    $ 65.14            --                --         --       (43.79)%
      Highest contract charge 0.90% Class B   $ 71.78            --                --         --       (44.30)%
      All contract charges                         --         1,545        $  114,072       1.76%          --
EQ/CORE BOND INDEX (H)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $131.89            --                --         --         3.16%
      Highest contract charge 0.90% Class A   $124.72            --                --         --         2.23%
      All contract charges                         --           250        $   34,953       1.45%          --
2011  Lowest contract charge 0.00% Class A    $127.85            --                --         --         5.06%
      Highest contract charge 0.90% Class A   $122.00            --                --         --         4.12%
      All contract charges                         --           260        $   35,436       2.03%          --
2010  Lowest contract charge 0.00% Class A    $121.69            --                --         --         6.04%
      Highest contract charge 0.90% Class A   $117.17            --                --         --         5.09%
      All contract charges                         --           281        $   36,552       2.41%          --
2009  Lowest contract charge 0.00% Class A    $114.76            --                --         --         2.93%
      Highest contract charge 0.90% Class A   $111.50            --                --         --         1.85%
      All contract charges                         --           277        $   34,011       2.63%          --
2008  Lowest contract charge 0.00% Class A    $111.49            --                --         --        (8.70)%
      Highest contract charge 0.60% Class A   $114.58            --                --         --        (9.24)%
      All contract charges                         --           177        $   19,837       4.36%          --
EQ/CORE BOND INDEX (H)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $137.04            --                --         --         3.16%
      Highest contract charge 0.60% Class B   $157.26            --                --         --         2.54%
      All contract charges                         --           135        $   20,043       1.45%          --
2011  Lowest contract charge 0.00% Class B    $132.84            --                --         --         4.80%
      Highest contract charge 0.60% Class B   $153.36            --                --         --         4.17%
      All contract charges                         --           129        $   18,727       2.03%          --
2010  Lowest contract charge 0.00% Class B    $126.76            --                --         --         5.78%
      Highest contract charge 0.90% Class B   $141.79            --                --         --         4.83%
      All contract charges                         --           134        $   18,791       2.41%          --
2009  Lowest contract charge 0.00% Class B    $119.83            --                --         --         2.69%
      Highest contract charge 0.90% Class B   $135.26            --                --         --         1.76%
      All contract charges                         --           148        $   19,669       2.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/CORE BOND INDEX (H) (CONTINUED)
2008  Lowest contract charge 0.00% Class B    $116.70            --               --          --        (8.93)%
      Highest contract charge 0.90% Class B   $132.92            --               --          --        (9.76)%
      All contract charges                         --           231         $ 30,469        4.36%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $405.81            --               --          --        15.23%
      Highest contract charge 0.90% Class A   $345.86            --               --          --        14.19%
      All contract charges                         --         1,232         $439,198        1.70%          --
2011  Lowest contract charge 0.00% Class A    $352.17            --               --          --         1.77%
      Highest contract charge 0.90% Class A   $302.87            --               --          --         0.85%
      All contract charges                         --         1,247         $396,873        1.66%          --
2010  Lowest contract charge 0.00% Class A    $346.06            --               --          --        14.67%
      Highest contract charge 0.90% Class A   $300.32            --               --          --        13.63%
      All contract charges                         --         1,432         $460,626        1.63%          --
2009  Lowest contract charge 0.00% Class A    $301.80            --               --          --        26.18%
      Highest contract charge 0.90% Class A   $264.28            --               --          --        25.04%
      All contract charges                         --         1,537         $434,234        2.17%          --
2008  Lowest contract charge 0.00% Class A    $239.18            --               --          --       (37.17)%
      Highest contract charge 0.90% Class A   $211.35            --               --          --       (37.73)%
      All contract charges                         --         1,683         $378,210        1.89%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $122.84            --               --          --        15.23%
      Highest contract charge 0.60% Class B   $116.94            --               --          --        14.53%
      All contract charges                         --           977         $116,149        1.70%          --
2011  Lowest contract charge 0.00% Class B    $106.60            --               --          --         1.51%
      Highest contract charge 0.60% Class B   $102.10            --               --          --         0.91%
      All contract charges                         --           977         $100,915        1.66%          --
2010  Lowest contract charge 0.00% Class B    $105.01            --               --          --        14.38%
      Highest contract charge 0.90% Class B   $112.13            --               --          --        13.35%
      All contract charges                         --         1,034         $105,553        1.63%          --
2009  Lowest contract charge 0.00% Class B    $ 91.81            --               --          --        25.87%
      Highest contract charge 0.90% Class B   $ 98.92            --               --          --        24.73%
      All contract charges                         --         1,049         $ 93,840        2.17%          --
2008  Lowest contract charge 0.00% Class B    $ 72.94            --               --          --       (37.33)%
      Highest contract charge 0.90% Class B   $ 79.31            --               --          --       (37.88)%
      All contract charges                         --         1,013         $ 72,180        1.89%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $186.22            --               --          --        14.25%
      Highest contract charge 0.60% Class A   $176.15            --               --          --        13.56%
      All contract charges                         --           156         $ 28,628        0.60%          --
2011  Lowest contract charge 0.00% Class A    $163.00            --               --          --        (5.92)%
      Highest contract charge 0.60% Class A   $155.12            --               --          --        (6.48)%
      All contract charges                         --           174         $ 28,035        0.31%          --
2010  Lowest contract charge 0.00% Class A    $173.25            --               --          --        15.43%
      Highest contract charge 0.60% Class A   $165.86            --               --          --        14.74%
      All contract charges                         --           204         $ 35,000        0.35%          --
2009  Lowest contract charge 0.00% Class A    $150.08            --               --          --        27.85%
      Highest contract charge 0.60% Class A   $144.56            --               --          --        27.08%
      All contract charges                         --           227         $ 33,783        0.92%          --
2008  Lowest contract charge 0.00% Class A    $117.39            --               --          --       (40.15)%
      Highest contract charge 0.60% Class A   $113.75            --               --          --       (40.51)%
      All contract charges                         --           232         $ 26,902        1.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B        $177.17           --               --           --        14.24%
      Highest contract charge 0.90% Class B       $160.04           --               --           --        13.21%
      All contract charges                             --          390          $65,609         0.60%          --
2011  Lowest contract charge 0.00% Class B        $155.08           --               --           --        (6.19)%
      Highest contract charge 0.90% Class B       $141.36           --               --           --        (7.04)%
      All contract charges                             --          469          $69,267         0.31%          --
2010  Lowest contract charge 0.00% Class B        $165.32           --               --           --        15.26%
      Highest contract charge 0.90% Class B       $152.06           --               --           --        14.22%
      All contract charges                             --          570          $90,086         0.35%          --
2009  Lowest contract charge 0.00% Class B        $143.43           --               --           --        27.81%
      Highest contract charge 0.90% Class B       $133.13           --               --           --        26.66%
      All contract charges                             --          686          $94,638         0.92%          --
2008  Lowest contract charge 0.00% Class B        $112.22           --               --           --       (40.29)%
      Highest contract charge 0.90% Class B       $105.11           --               --           --       (40.83)%
      All contract charges                             --          803          $86,963         1.01%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A (n)    $112.66           --               --           --         5.25%
      Highest contract charge 0.00% Class A (n)   $112.66           --               --           --         5.25%
      All contract charges                             --            9          $   561           --           --
2011  Lowest contract charge 0.00% Class A (n)    $107.04           --               --           --         1.60%
      Highest contract charge 0.00% Class A (n)   $107.04           --               --           --         1.60%
      All contract charges                             --            9          $   922         0.22%          --
2010  Lowest contract charge 0.00% Class A (n)    $105.35           --               --           --         9.46%
      Highest contract charge 0.00% Class A (n)   $105.35           --               --           --         9.46%
      All contract charges                             --            2          $   222           --           --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B        $144.55           --               --           --         5.25%
      Highest contract charge 0.90% Class B       $110.07           --               --           --         4.29%
      All contract charges                             --           96          $11,453           --           --
2011  Lowest contract charge 0.00% Class B        $137.34           --               --           --         1.35%
      Highest contract charge 0.90% Class B       $105.54           --               --           --         0.44%
      All contract charges                             --          101          $11,469         0.22%          --
2010  Lowest contract charge 0.00% Class B        $135.51           --               --           --         9.62%
      Highest contract charge 0.90% Class B       $105.08           --               --           --         8.64%
      All contract charges                             --           86          $ 9,576           --           --
2009  Lowest contract charge 0.00% Class B        $123.62           --               --           --        16.63%
      Highest contract charge 0.90% Class B       $ 96.72           --               --           --        15.57%
      All contract charges                             --           64          $ 6,599           --           --
2008  Lowest contract charge 0.00% Class B        $105.99           --               --           --       (13.83)%
      Highest contract charge 0.90% Class B       $ 83.69           --               --           --       (14.59)%
      All contract charges                             --           45          $ 3,909         0.62%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A (n)    $129.45           --               --           --        17.84%
      Highest contract charge 0.00% Class A (n)   $129.45           --               --           --        17.84%
      All contract charges                             --           32          $ 1,742         1.26%          --
2011  Lowest contract charge 0.00% Class A (n)    $109.85           --               --           --        (3.25)%
      Highest contract charge 0.00% Class A (n)   $109.85           --               --           --        (3.25)%
      All contract charges                             --           46          $ 3,385         0.08%          --
2010  Lowest contract charge 0.00% Class A (n)    $113.54           --               --           --        28.64%
      Highest contract charge 0.00% Class A (n)   $113.54           --               --           --        28.64%
      All contract charges                             --           20          $ 1,661         0.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $227.69           --                --          --        17.85%
      Highest contract charge 0.90% Class B   $141.25           --                --          --        16.78%
      All contract charges                         --          586          $103,111        1.26%          --
2011  Lowest contract charge 0.00% Class B    $193.20           --                --          --        (3.49)%
      Highest contract charge 0.90% Class B   $120.95           --                --          --        (4.36)%
      All contract charges                         --          589          $ 86,433        0.08%          --
2010  Lowest contract charge 0.00% Class B    $200.19           --                --          --        32.64%
      Highest contract charge 0.90% Class B   $126.46           --                --          --        31.45%
      All contract charges                         --          629          $ 93,432        0.43%          --
2009  Lowest contract charge 0.00% Class B    $150.93           --                --          --        41.45%
      Highest contract charge 0.90% Class B   $ 96.20           --                --          --        40.18%
      All contract charges                         --          446          $ 51,042        0.49%          --
2008  Lowest contract charge 0.00% Class B    $106.70           --                --          --       (30.66)%
      Highest contract charge 0.90% Class B   $ 68.63           --                --          --       (31.28)%
      All contract charges                         --          319          $ 26,043        0.74%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $145.08           --                --          --         3.76%
      Highest contract charge 0.90% Class A   $129.05           --                --          --         2.83%
      All contract charges                         --          114          $ 14,379        1.45%          --
2011  Lowest contract charge 0.00% Class A    $139.82           --                --          --         4.63%
      Highest contract charge 0.90% Class A   $125.50           --                --          --         3.69%
      All contract charges                         --          117          $ 15,161        2.50%          --
2010  Lowest contract charge 0.00% Class A    $133.63           --                --          --         6.55%
      Highest contract charge 0.90% Class A   $121.03           --                --          --         5.59%
      All contract charges                         --          191          $ 24,582        2.75%          --
2009  Lowest contract charge 0.00% Class A    $125.42           --                --          --         2.29%
      Highest contract charge 0.90% Class A   $114.62           --                --          --         1.36%
      All contract charges                         --          201          $ 24,221        0.80%          --
2008  Lowest contract charge 0.00% Class A    $122.61           --                --          --         6.75%
      Highest contract charge 0.90% Class A   $113.08           --                --          --         5.79%
      All contract charges                         --          196          $ 23,223       20.80%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $138.19           --                --          --         3.72%
      Highest contract charge 0.60% Class B   $129.68           --                --          --         3.10%
      All contract charges                         --           65          $  8,798        1.45%          --
2011  Lowest contract charge 0.00% Class B    $133.23           --                --          --         4.40%
      Highest contract charge 0.60% Class B   $125.78           --                --          --         3.77%
      All contract charges                         --           65          $  8,465        2.50%          --
2010  Lowest contract charge 0.00% Class B    $127.62           --                --          --         6.31%
      Highest contract charge 0.90% Class B   $119.86           --                --          --         5.35%
      All contract charges                         --           70          $  8,651        2.75%          --
2009  Lowest contract charge 0.00% Class B    $120.05           --                --          --         1.96%
      Highest contract charge 0.90% Class B   $113.78           --                --          --         1.05%
      All contract charges                         --           68          $  7,911        0.80%          --
2008  Lowest contract charge 0.00% Class B    $117.74           --                --          --         6.48%
      Highest contract charge 0.90% Class B   $112.59           --                --          --         5.52%
      All contract charges                         --           56          $  6,292       20.80%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A    $414.92           --                --          --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                --          --        16.98%
      All contract charges                         --          103          $ 30,208        1.35%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/GLOBAL MULTI-SECTOR EQUITY (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $354.68            --               --          --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68            --               --          --       (12.06)%
      All contract charges                         --           111         $ 31,042        1.72%          --
2010  Lowest contract charge 0.00% Class A    $403.34            --               --          --        11.68%
      Highest contract charge 0.00% Class A   $403.34            --               --          --        11.68%
      All contract charges                         --           107         $ 36,616        1.07%          --
2009  Lowest contract charge 0.00% Class A    $361.16            --               --          --        50.32%
      Highest contract charge 0.00% Class A   $361.16            --               --          --        50.32%
      All contract charges                         --           102         $ 34,388        1.35%          --
2008  Lowest contract charge 0.00% Class A    $240.26            --               --          --       (57.25)%
      Highest contract charge 0.00% Class A   $240.26            --               --          --       (57.25)%
      All contract charges                         --            94         $ 21,131        0.16%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $222.46            --               --          --        16.99%
      Highest contract charge 0.90% Class B   $193.60            --               --          --        15.93%
      All contract charges                         --           586         $122,383        1.35%          --
2011  Lowest contract charge 0.00% Class B    $190.16            --               --          --       (12.32)%
      Highest contract charge 0.90% Class B   $167.00            --               --          --       (13.10)%
      All contract charges                         --           746         $134,145        1.72%          --
2010  Lowest contract charge 0.00% Class B    $216.87            --               --          --        11.45%
      Highest contract charge 0.90% Class B   $192.18            --               --          --        10.45%
      All contract charges                         --           912         $188,318        1.07%          --
2009  Lowest contract charge 0.00% Class B    $194.58            --               --          --        50.06%
      Highest contract charge 0.90% Class B   $174.00            --               --          --        48.72%
      All contract charges                         --         1,092         $202,525        1.35%          --
2008  Lowest contract charge 0.00% Class B    $129.67            --               --          --       (57.35)%
      Highest contract charge 0.90% Class B   $117.00            --               --          --       (57.74)%
      All contract charges                         --         1,094         $135,457        0.16%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $233.19            --               --          --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --               --          --         0.06%
      All contract charges                         --           338         $ 72,995        0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --               --          --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --               --          --         4.61%
      All contract charges                         --           338         $ 77,711        0.57%          --
2010  Lowest contract charge 0.00% Class A    $218.78            --               --          --         4.48%
      Highest contract charge 0.90% Class A   $197.67            --               --          --         3.54%
      All contract charges                         --           354         $ 79,719        1.28%          --
2009  Lowest contract charge 0.00% Class A    $209.40            --               --          --        (2.03)%
      Highest contract charge 0.90% Class A   $190.91            --               --          --        (2.91)%
      All contract charges                         --           410         $ 89,577        1.14%          --
2008  Lowest contract charge 0.00% Class A    $213.74            --               --          --         3.85%
      Highest contract charge 0.90% Class A   $196.64            --               --          --         2.92%
      All contract charges                         --           514         $115,434        3.43%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $167.45            --               --          --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --               --          --         0.37%
      All contract charges                         --           141         $ 21,902        0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --               --          --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --               --          --         4.67%
      All contract charges                         --           147         $ 22,715        0.57%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2010  Lowest contract charge 0.00% Class B    $157.49            --               --          --         4.22%
      Highest contract charge 0.90% Class B   $144.85            --               --          --         3.28%
      All contract charges                         --           169         $ 24,989        1.28%          --
2009  Lowest contract charge 0.00% Class B    $151.12            --               --          --        (2.27)%
      Highest contract charge 0.90% Class B   $140.25            --               --          --        (3.15)%
      All contract charges                         --           170         $ 24,147        1.14%          --
2008  Lowest contract charge 0.00% Class B    $154.63            --               --          --         3.59%
      Highest contract charge 0.90% Class B   $144.81            --               --          --         2.66%
      All contract charges                         --           194         $ 28,362        3.43%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $208.61            --               --          --        16.31%
      Highest contract charge 0.60% Class A   $153.52            --               --          --        15.61%
      All contract charges                         --            29         $  6,031        1.49%          --
2011  Lowest contract charge 0.00% Class A    $179.36            --               --          --       (16.72)%
      Highest contract charge 0.60% Class A   $132.79            --               --          --       (17.22)%
      All contract charges                         --            30         $  5,139        2.81%          --
2010  Lowest contract charge 0.00% Class A    $215.36            --               --          --         9.48%
      Highest contract charge 0.60% Class A   $160.41            --               --          --         8.83%
      All contract charges                         --            30         $  6,193        1.85%          --
2009  Lowest contract charge 0.00% Class A    $196.72            --               --          --        35.64%
      Highest contract charge 0.60% Class A   $147.40            --               --          --        34.82%
      All contract charges                         --            21         $  3,994        3.66%          --
2008  Lowest contract charge 0.00% Class A    $145.03            --               --          --       (44.69)%
      Highest contract charge 0.60% Class A   $109.33            --               --          --       (45.02)%
      All contract charges                         --            10         $  1,280        1.91%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $135.18            --               --          --        16.31%
      Highest contract charge 0.90% Class B   $119.44            --               --          --        15.27%
      All contract charges                         --           186         $ 23,955        1.49%          --
2011  Lowest contract charge 0.00% Class B    $116.22            --               --          --       (16.93)%
      Highest contract charge 0.90% Class B   $103.62            --               --          --       (17.68)%
      All contract charges                         --           196         $ 21,687        2.81%          --
2010  Lowest contract charge 0.00% Class B    $139.91            --               --          --         9.22%
      Highest contract charge 0.90% Class B   $125.87            --               --          --         8.24%
      All contract charges                         --           200         $ 26,624        1.85%          --
2009  Lowest contract charge 0.00% Class B    $128.10            --               --          --        35.34%
      Highest contract charge 0.90% Class B   $116.29            --               --          --        34.12%
      All contract charges                         --           197         $ 23,921        3.66%          --
2008  Lowest contract charge 0.00% Class B    $ 94.65            --               --          --       (44.86)%
      Highest contract charge 0.90% Class B   $ 86.71            --               --          --       (45.35)%
      All contract charges                         --           150         $ 13,439        1.91%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $168.71            --               --          --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --               --          --        15.22%
      All contract charges                         --         1,765         $269,148        2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --               --          --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --               --          --       (12.77)%
      All contract charges                         --         2,078         $275,646        2.92%          --
2010  Lowest contract charge 0.00% Class A    $164.85            --               --          --         5.48%
      Highest contract charge 0.90% Class A   $142.97            --               --          --         4.53%
      All contract charges                         --         2,357         $357,450        2.44%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2009  Lowest contract charge 0.00% Class A    $156.28            --               --          --        27.41%
      Highest contract charge 0.90% Class A   $136.77            --               --          --        26.27%
      All contract charges                         --         2,669         $385,918        2.64%          --
2008  Lowest contract charge 0.00% Class A    $122.66            --               --          --       (50.60)%
      Highest contract charge 0.90% Class A   $108.32            --               --          --       (51.04)%
      All contract charges                         --         2,982         $340,199        2.81%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $115.18            --               --          --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --               --          --        15.22%
      All contract charges                         --           424         $ 47,958        2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --               --          --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --               --          --       (12.98)%
      All contract charges                         --           446         $ 43,556        2.92%          --
2010  Lowest contract charge 0.00% Class B    $112.82            --               --          --         5.21%
      Highest contract charge 0.90% Class B   $105.51            --               --          --         4.27%
      All contract charges                         --           482         $ 53,934        2.44%          --
2009  Lowest contract charge 0.00% Class B    $107.23            --               --          --        27.09%
      Highest contract charge 0.90% Class B   $101.19            --               --          --        25.96%
      All contract charges                         --           524         $ 55,911        2.64%          --
2008  Lowest contract charge 0.00% Class B    $ 84.37            --               --          --       (50.72)%
      Highest contract charge 0.90% Class B   $ 80.34            --               --          --       (51.17)%
      All contract charges                         --           569         $ 48,080        2.81%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $200.47            --               --          --        17.47%
      Highest contract charge 0.60% Class A   $145.78            --               --          --        16.76%
      All contract charges                         --           118         $ 18,610        1.80%          --
2011  Lowest contract charge 0.00% Class A    $170.66            --               --          --       (15.92)%
      Highest contract charge 0.60% Class A   $124.85            --               --          --       (16.43)%
      All contract charges                         --           116         $ 17,306        1.92%          --
2010  Lowest contract charge 0.00% Class A    $202.98            --               --          --         6.34%
      Highest contract charge 0.60% Class A   $149.39            --               --          --         5.70%
      All contract charges                         --           115         $ 21,697        0.77%          --
2009  Lowest contract charge 0.00% Class A    $190.88            --               --          --        30.59%
      Highest contract charge 0.60% Class A   $141.34            --               --          --        29.80%
      All contract charges                         --           116         $ 21,409        2.15%          --
2008  Lowest contract charge 0.00% Class A    $146.17            --               --          --       (42.86)%
      Highest contract charge 0.60% Class A   $108.89            --               --          --       (43.19)%
      All contract charges                         --           116         $ 16,541        2.19%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $146.54            --               --          --        17.47%
      Highest contract charge 0.90% Class B   $142.52            --               --          --        16.41%
      All contract charges                         --           488         $ 72,013        1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75            --               --          --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43            --               --          --       (16.92)%
      All contract charges                         --           591         $ 74,631        1.92%          --
2010  Lowest contract charge 0.00% Class B    $148.80            --               --          --         6.07%
      Highest contract charge 0.90% Class B   $147.37            --               --          --         5.12%
      All contract charges                         --           707         $107,054        0.77%          --
2009  Lowest contract charge 0.00% Class B    $140.29            --               --          --        30.25%
      Highest contract charge 0.90% Class B   $140.20            --               --          --        29.08%
      All contract charges                         --           806         $115,534        2.15%          --
2008  Lowest contract charge 0.00% Class B    $107.71            --               --          --       (42.99)%
      Highest contract charge 0.90% Class B   $108.61            --               --          --       (43.51)%
      All contract charges                         --           841         $ 93,084        2.19%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A    $190.75           --               --           --        16.06%
      Highest contract charge 0.00% Class A   $190.75           --               --           --        16.06%
      All contract charges                         --           11          $ 1,238         0.94%          --
2011  Lowest contract charge 0.00% Class A    $164.36           --               --           --        (4.99)%
      Highest contract charge 0.00% Class A   $164.36           --               --           --        (4.99)%
      All contract charges                         --           11          $ 1,436         1.04%          --
2010  Lowest contract charge 0.00% Class A    $173.00           --               --           --        12.61%
      Highest contract charge 0.00% Class A   $173.00           --               --           --        12.61%
      All contract charges                         --           12          $ 1,834         1.26%          --
2009  Lowest contract charge 0.00% Class A    $153.64           --               --           --        32.64%
      Highest contract charge 0.00% Class A   $153.64           --               --           --        32.64%
      All contract charges                         --            7          $   941         1.53%          --
2008  Lowest contract charge 0.00% Class A    $115.83           --               --           --       (39.62)%
      Highest contract charge 0.00% Class A   $115.83           --               --           --       (39.62)%
      All contract charges                         --            5          $   506         1.78%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $178.19           --               --           --        16.05%
      Highest contract charge 0.90% Class B   $154.65           --               --           --        15.00%
      All contract charges                         --          131          $21,061         0.94%          --
2011  Lowest contract charge 0.00% Class B    $153.55           --               --           --        (5.23)%
      Highest contract charge 0.90% Class B   $134.48           --               --           --        (6.08)%
      All contract charges                         --          150          $20,928         1.04%          --
2010  Lowest contract charge 0.00% Class B    $162.02           --               --           --        12.32%
      Highest contract charge 0.90% Class B   $143.18           --               --           --        11.31%
      All contract charges                         --          178          $26,348         1.26%          --
2009  Lowest contract charge 0.00% Class B    $144.25           --               --           --        32.31%
      Highest contract charge 0.90% Class B   $128.64           --               --           --        31.11%
      All contract charges                         --          202          $26,895         1.53%          --
2008  Lowest contract charge 0.00% Class B    $109.02           --               --           --       (39.77)%
      Highest contract charge 0.90% Class B   $ 98.11           --               --           --       (40.32)%
      All contract charges                         --          209          $20,946         1.78%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $180.37           --               --           --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --               --           --        14.30%
      All contract charges                         --            6          $   878         1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --               --           --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --               --           --        (4.56)%
      All contract charges                         --            5          $   765         1.13%          --
2010  Lowest contract charge 0.00% Class A    $163.37           --               --           --        14.44%
      Highest contract charge 0.60% Class A   $118.06           --               --           --        13.76%
      All contract charges                         --            4          $   522         0.92%          --
2009  Lowest contract charge 0.00% Class A    $142.75           --               --           --        26.90%
      Highest contract charge 0.60% Class A   $103.78           --               --           --        26.13%
      All contract charges                         --            3          $   405         4.35%          --
2008  Lowest contract charge 0.00% Class A    $112.49           --               --           --       (37.18)%
      Highest contract charge 0.60% Class A   $ 82.28           --               --           --       (37.56)%
      All contract charges                         --            2          $   228         0.36%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $116.14           --               --           --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --               --           --        13.94%
      All contract charges                         --           93          $10,373         1.38%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/LARGE CAP CORE PLUS (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $101.00            --              --           --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15            --              --           --        (5.10)%
      All contract charges                         --            69         $ 6,588         1.13%          --
2010  Lowest contract charge 0.00% Class B    $105.47            --              --           --        14.19%
      Highest contract charge 0.90% Class B   $ 94.99            --              --           --        13.16%
      All contract charges                         --            73         $ 7,300         0.92%          --
2009  Lowest contract charge 0.00% Class B    $ 92.37            --              --           --        26.52%
      Highest contract charge 0.90% Class B   $ 83.94            --              --           --        25.37%
      All contract charges                         --            95         $ 8,251         4.35%          --
2008  Lowest contract charge 0.00% Class B    $ 73.01            --              --           --       (37.41)%
      Highest contract charge 0.90% Class B   $ 66.96            --              --           --       (37.97)%
      All contract charges                         --           102         $ 7,038         0.36%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $211.04            --              --           --        14.73%
      Highest contract charge 0.60% Class A   $143.95            --              --           --        14.04%
      All contract charges                         --            65         $11,617         1.19%          --
2011  Lowest contract charge 0.00% Class A    $183.95            --              --           --         2.61%
      Highest contract charge 0.60% Class A   $126.23            --              --           --         2.00%
      All contract charges                         --            60         $10,327         0.91%          --
2010  Lowest contract charge 0.00% Class A    $179.27            --              --           --        16.24%
      Highest contract charge 0.60% Class A   $123.76            --              --           --        15.54%
      All contract charges                         --            58         $ 9,763         0.99%          --
2009  Lowest contract charge 0.00% Class A    $154.23            --              --           --        36.70%
      Highest contract charge 0.60% Class A   $107.11            --              --           --        35.90%
      All contract charges                         --            54         $ 8,163         2.21%          --
2008  Lowest contract charge 0.00% Class A    $112.82            --              --           --       (36.18)%
      Highest contract charge 0.60% Class A   $ 78.82            --              --           --       (36.56)%
      All contract charges                         --            50         $ 5,531         0.16%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $105.02            --              --           --        14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --              --           --        13.70%
      All contract charges                         --           967         $94,644         1.19%          --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --              --           --         2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --              --           --         1.43%
      All contract charges                         --         1,040         $89,012         0.91%          --
2010  Lowest contract charge 0.00% Class B    $ 89.44            --              --           --        15.95%
      Highest contract charge 0.90% Class B   $ 80.55            --              --           --        14.91%
      All contract charges                         --         1,144         $96,359         0.99%          --
2009  Lowest contract charge 0.00% Class B    $ 77.13            --              --           --        36.21%
      Highest contract charge 0.90% Class B   $ 70.10            --              --           --        34.98%
      All contract charges                         --         1,268         $92,431         2.21%          --
2008  Lowest contract charge 0.00% Class B    $ 56.63            --              --           --       (36.26)%
      Highest contract charge 0.90% Class B   $ 51.93            --              --           --       (36.84)%
      All contract charges                         --         1,305         $70,031         0.16%          --
EQ/LARGE CAP GROWTH PLUS (Q)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $217.77            --              --           --        13.74%
      Highest contract charge 0.60% Class A   $137.80            --              --           --        13.06%
      All contract charges                         --            34         $ 7,145         0.57%          --
2011  Lowest contract charge 0.00% Class A    $191.46            --              --           --        (3.29)%
      Highest contract charge 0.60% Class A   $121.88            --              --           --        (3.87)%
      All contract charges                         --            37         $ 6,637         0.41%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/LARGE CAP GROWTH PLUS (Q) (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $197.97           --                --          --        14.34%
      Highest contract charge 0.60% Class A   $126.79           --                --          --        13.65%
      All contract charges                         --           40          $  7,400        0.38%          --
2009  Lowest contract charge 0.00% Class A    $173.15           --                --          --        33.96%
      Highest contract charge 0.60% Class A   $111.56           --                --          --        33.16%
      All contract charges                         --           42          $  6,915        1.30%          --
2008  Lowest contract charge 0.00% Class A    $129.25           --                --          --       (37.26)%
      Highest contract charge 0.60% Class A   $ 83.78           --                --          --       (37.64)%
      All contract charges                         --           43          $  5,006        0.12%          --
EQ/LARGE CAP GROWTH PLUS (Q)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $207.84           --                --          --        13.74%
      Highest contract charge 0.90% Class B   $180.38           --                --          --        12.71%
      All contract charges                         --          604          $112,012        0.57%          --
2011  Lowest contract charge 0.00% Class B    $182.73           --                --          --        (3.66)%
      Highest contract charge 0.90% Class B   $160.04           --                --          --        (4.52)%
      All contract charges                         --          668          $108,960        0.41%          --
2010  Lowest contract charge 0.00% Class B    $189.68           --                --          --        14.45%
      Highest contract charge 0.90% Class B   $167.62           --                --          --        13.42%
      All contract charges                         --          730          $125,022        0.38%          --
2009  Lowest contract charge 0.00% Class B    $165.73           --                --          --        34.86%
      Highest contract charge 0.90% Class B   $147.79           --                --          --        33.65%
      All contract charges                         --          827          $124,156        1.30%          --
2008  Lowest contract charge 0.00% Class B    $122.89           --                --          --       (38.23)%
      Highest contract charge 0.90% Class B   $110.58           --                --          --       (38.79)%
      All contract charges                         --          907          $101,392        0.12%          --
EQ/LARGE CAP VALUE INDEX (P)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $ 63.99           --                --          --        16.60%
      Highest contract charge 0.90% Class A   $ 60.78           --                --          --        15.55%
      All contract charges                         --          104          $  6,437        1.95%          --
2011  Lowest contract charge 0.00% Class A    $ 54.88           --                --          --        (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60           --                --          --        (0.98)%
      All contract charges                         --          110          $  5,896        2.12%          --
2010  Lowest contract charge 0.00% Class A    $ 54.93           --                --          --        14.89%
      Highest contract charge 0.90% Class A   $ 53.12           --                --          --        13.86%
      All contract charges                         --           53          $  2,883        1.78%          --
2009  Lowest contract charge 0.00% Class A    $ 47.81           --                --          --        19.46%
      Highest contract charge 0.90% Class A   $ 46.65           --                --          --        18.38%
      All contract charges                         --           36          $  1,683       11.59%          --
2008  Lowest contract charge 0.00% Class A    $ 40.02           --                --          --       (56.60)%
      Highest contract charge 0.90% Class A   $ 39.41           --                --          --       (56.99)%
      All contract charges                         --           29          $  1,141        2.15%          --
EQ/LARGE CAP VALUE INDEX (P)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $ 73.72           --                --          --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --                --          --        15.89%
      All contract charges                         --           67          $  4,746        1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23           --                --          --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74           --                --          --        (0.92)%
      All contract charges                         --           67          $  3,980        2.12%          --
2010  Lowest contract charge 0.00% Class B    $ 63.43           --                --          --        14.62%
      Highest contract charge 0.90% Class B   $ 52.64           --                --          --        13.59%
      All contract charges                         --           33          $  1,952        1.78%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/LARGE CAP VALUE INDEX (P) (CONTINUED)
2009  Lowest contract charge 0.00% Class B    $ 55.34            --               --          --        19.14%
      Highest contract charge 0.90% Class B   $ 46.34            --               --          --        18.06%
      All contract charges                         --            28         $  1,434       11.59%          --
2008  Lowest contract charge 0.00% Class B    $ 46.45            --               --          --       (56.70)%
      Highest contract charge 0.90% Class B   $ 39.25            --               --          --       (57.09)%
      All contract charges                         --            11         $    506        2.15%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $170.37            --               --          --        15.86%
      Highest contract charge 0.90% Class A   $131.64            --               --          --        14.81%
      All contract charges                         --         1,574         $221,696        1.56%          --
2011  Lowest contract charge 0.00% Class A    $147.05            --               --          --        (4.80)%
      Highest contract charge 0.90% Class A   $114.66            --               --          --        (5.65)%
      All contract charges                         --         1,780         $217,111        1.24%          --
2010  Lowest contract charge 0.00% Class A    $154.46            --               --          --        12.90%
      Highest contract charge 0.90% Class A   $121.53            --               --          --        11.89%
      All contract charges                         --         2,194         $280,328        1.28%          --
2009  Lowest contract charge 0.00% Class A    $136.81            --               --          --        20.61%
      Highest contract charge 0.90% Class A   $108.62            --               --          --        19.53%
      All contract charges                         --         2,598         $293,883        2.35%          --
2008  Lowest contract charge 0.00% Class A    $113.43            --               --          --       (43.00)%
      Highest contract charge 0.90% Class A   $ 90.87            --               --          --       (43.52)%
      All contract charges                         --         3,016         $282,961        3.01%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $127.00            --               --          --        15.85%
      Highest contract charge 0.90% Class B   $129.94            --               --          --        14.82%
      All contract charges                         --           732         $ 98,736        1.56%          --
2011  Lowest contract charge 0.00% Class B    $109.62            --               --          --        (5.07)%
      Highest contract charge 0.90% Class B   $113.17            --               --          --        (5.93)%
      All contract charges                         --           808         $ 94,538        1.24%          --
2010  Lowest contract charge 0.00% Class B    $115.48            --               --          --        12.68%
      Highest contract charge 0.90% Class B   $120.30            --               --          --        11.67%
      All contract charges                         --           889         $110,353        1.28%          --
2009  Lowest contract charge 0.00% Class B    $102.48            --               --          --        20.44%
      Highest contract charge 0.90% Class B   $107.73            --               --          --        19.36%
      All contract charges                         --           984         $109,083        2.35%          --
2008  Lowest contract charge 0.00% Class B    $ 85.09            --               --          --       (43.33)%
      Highest contract charge 0.90% Class B   $ 90.26            --               --          --       (43.84)%
      All contract charges                         --         1,081         $100,115        3.01%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $109.64            --               --          --        15.37%
      Highest contract charge 0.90% Class A   $104.13            --               --          --        14.33%
      All contract charges                         --            68         $  6,643        0.75%          --
2011  Lowest contract charge 0.00% Class A    $ 95.03            --               --          --        (8.29)%
      Highest contract charge 0.90% Class A   $ 91.08            --               --          --        (9.11)%
      All contract charges                         --           133         $ 11,886        0.88%          --
2010  Lowest contract charge 0.00% Class A    $103.62            --               --          --        14.27%
      Highest contract charge 0.90% Class A   $100.21            --               --          --        13.24%
      All contract charges                         --           138         $ 14,096        0.88%          --
2009  Lowest contract charge 0.00% Class A    $ 90.68            --               --          --        25.80%
      Highest contract charge 0.90% Class A   $ 88.49            --               --          --        24.67%
      All contract charges                         --            61         $  5,543        0.99%          --
2008  Lowest contract charge 0.00% Class A    $ 72.08            --               --          --       (30.79)%
      Highest contract charge 0.90% Class A   $ 70.98            --               --          --       (31.41)%
      All contract charges                         --            40         $  2,885        1.76%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $138.52           --               --           --        15.37%
      Highest contract charge 0.60% Class B   $104.69           --               --           --        14.68%
      All contract charges                         --           32          $ 3,984         0.75%          --
2011  Lowest contract charge 0.00% Class B    $120.07           --               --           --        (8.51)%
      Highest contract charge 0.60% Class B   $ 91.29           --               --           --        (9.06)%
      All contract charges                         --           38          $ 4,057         0.88%          --
2010  Lowest contract charge 0.00% Class B    $131.24           --               --           --        13.97%
      Highest contract charge 0.90% Class B   $ 99.28           --               --           --        12.94%
      All contract charges                         --           33          $ 3,784         0.88%          --
2009  Lowest contract charge 0.00% Class B    $115.16           --               --           --        25.51%
      Highest contract charge 0.90% Class B   $ 87.90           --               --           --        24.40%
      All contract charges                         --           29          $ 2,856         0.99%          --
2008  Lowest contract charge 0.00% Class B    $ 91.75           --               --           --       (30.97)%
      Highest contract charge 0.90% Class B   $ 70.66           --               --           --       (31.60)%
      All contract charges                         --           14          $ 1,116         1.76%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $170.56           --               --           --        19.70%
      Highest contract charge 0.90% Class B   $101.51           --               --           --        18.61%
      All contract charges                         --          285          $33,109         1.00%          --
2011  Lowest contract charge 0.00% Class B    $142.49           --               --           --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58           --               --           --       (11.52)%
      All contract charges                         --          278          $26,742         0.65%          --
2010  Lowest contract charge 0.00% Class B    $159.59           --               --           --        14.94%
      Highest contract charge 0.90% Class B   $ 96.72           --               --           --        13.91%
      All contract charges                         --          283          $29,996         0.91%          --
2009  Lowest contract charge 0.00% Class B    $138.85           --               --           --        37.24%
      Highest contract charge 0.90% Class B   $ 84.91           --               --           --        36.00%
      All contract charges                         --          249          $22,625         1.45%          --
2008  Lowest contract charge 0.00% Class B    $101.17           --               --           --       (40.28)%
      Highest contract charge 0.90% Class B   $ 62.43           --               --           --       (40.81)%
      All contract charges                         --          156          $10,229         1.12%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $235.35           --               --           --        17.08%
      Highest contract charge 0.60% Class A   $165.31           --               --           --        16.37%
      All contract charges                         --          115          $23,264         0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02           --               --           --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05           --               --           --        (2.75)%
      All contract charges                         --          115          $21,196         0.66%          --
2010  Lowest contract charge 0.00% Class A    $205.46           --               --           --        26.05%
      Highest contract charge 0.60% Class A   $146.06           --               --           --        25.30%
      All contract charges                         --          119          $22,790         0.81%          --
2009  Lowest contract charge 0.00% Class A    $162.99           --               --           --        36.61%
      Highest contract charge 0.60% Class A   $116.57           --               --           --        35.79%
      All contract charges                         --          121          $19,119         1.16%          --
2008  Lowest contract charge 0.00% Class A    $119.31                            --           --       (49.16)%
      Highest contract charge 0.60% Class A   $ 85.85           --               --                    (49.46)%
      All contract charges                         --          116          $13,496         0.91%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $150.33           --               --           --        17.08%
      Highest contract charge 0.90% Class B   $134.47           --               --           --        16.02%
      All contract charges                         --          453          $63,939         0.95%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/MID CAP INDEX (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $128.40            --               --          --        (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --               --          --        (3.28)%
      All contract charges                         --           512         $ 62,176        0.66%          --
2010  Lowest contract charge 0.00% Class B    $131.57            --               --          --        25.74%
      Highest contract charge 0.90% Class B   $119.83            --               --          --        24.61%
      All contract charges                         --           618         $ 77,397        0.81%          --
2009  Lowest contract charge 0.00% Class B    $104.63            --               --          --        36.28%
      Highest contract charge 0.90% Class B   $ 96.16            --               --          --        35.04%
      All contract charges                         --           662         $ 66,176        1.16%          --
2008  Lowest contract charge 0.00% Class B    $ 76.78            --               --          --       (49.29)%
      Highest contract charge 0.90% Class B   $ 71.21            --               --          --       (49.74)%
      All contract charges                         --           705         $ 51,770        0.91%          --
EQ/MID CAP VALUE PLUS(B)(C)(D)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $229.56            --               --          --        18.63%
      Highest contract charge 0.90% Class A   $185.46            --               --          --        17.56%
      All contract charges                         --           880         $174,284        1.20%          --
2011  Lowest contract charge 0.00% Class A    $193.51            --               --          --        (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --               --          --        (9.92)%
      All contract charges                         --           991         $166,808        1.03%          --
2010  Lowest contract charge 0.00% Class A    $212.88            --               --          --        22.51%
      Highest contract charge 0.90% Class A   $175.13            --               --          --        21.41%
      All contract charges                         --         1,201         $224,689        1.21%          --
2009  Lowest contract charge 0.00% Class A    $173.76            --               --          --        35.75%
      Highest contract charge 0.90% Class A   $144.24            --               --          --        34.65%
      All contract charges                         --         1,425         $218,981        1.70%          --
2008  Lowest contract charge 0.00% Class A    $128.00            --               --          --       (39.07)%
      Highest contract charge 0.60% Class A   $ 92.94            --               --          --       (39.44)%
      All contract charges                         --           129         $ 15,856        1.43%          --
EQ/MID CAP VALUE PLUS(B)(C)(D)
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B    $212.78            --               --          --        18.63%
      Highest contract charge 0.00% Class B   $212.78            --               --          --        18.63%
      All contract charges                         --            44         $  9,428        1.20%          --
2011  Lowest contract charge 0.00% Class B    $179.36            --               --          --        (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --               --          --        (9.43)%
      All contract charges                         --            44         $  7,937        1.03%          --
2010  Lowest contract charge 0.00% Class B    $198.04            --               --          --        22.46%
      Highest contract charge 0.90% Class B   $138.07            --               --          --        21.41%
      All contract charges                         --            44         $  8,642        1.21%          --
2009  Lowest contract charge 0.00% Class B    $161.72            --               --          --        35.85%
      Highest contract charge 0.90% Class B   $113.72            --               --          --        34.66%
      All contract charges                         --            42         $  6,722        1.70%          --
2008  Lowest contract charge 0.00% Class B    $119.04            --               --          --       (39.56)%
      Highest contract charge 0.90% Class B   $107.12            --               --          --       (40.11)%
      All contract charges                         --         1,023         $114,073        1.43%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $172.07            --               --          --           --
      Highest contract charge 0.90% Class A   $155.07            --               --          --        (0.90)%
      All contract charges                         --           951         $146,065          --           --
2011  Lowest contract charge 0.00% Class A    $172.07            --               --          --           --
      Highest contract charge 0.90% Class A   $156.48            --               --          --        (0.90)%
      All contract charges                         --         1,251         $172,257        0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $172.07            --               --          --         0.09%
      Highest contract charge 0.90% Class A   $157.90            --               --          --        (0.81)%
      All contract charges                         --         1,246         $229,831        0.07%          --
2009  Lowest contract charge 0.00% Class A    $171.91            --               --          --         0.29%
      Highest contract charge 0.90% Class A   $159.18            --               --          --        (0.61)%
      All contract charges                         --         1,610         $301,222        0.20%          --
2008  Lowest contract charge 0.00% Class A    $171.41            --               --          --         2.36%
      Highest contract charge 0.90% Class A   $160.16            --               --          --         1.44%
      All contract charges                         --         2,010         $402,756        2.30%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $131.49            --               --          --           --
      Highest contract charge 0.60% Class B   $126.69            --               --          --        (0.60)%
      All contract charges                         --           525         $ 67,686          --           --
2011  Lowest contract charge 0.00% Class B    $131.49            --               --          --           --
      Highest contract charge 0.60% Class B   $127.45            --               --          --        (0.60)%
      All contract charges                         --           493         $ 63,707        0.01%          --
2010  Lowest contract charge 0.00% Class B    $131.49            --               --          --         0.01%
      Highest contract charge 0.90% Class B   $123.49            --               --          --        (0.89)%
      All contract charges                         --           523         $ 67,791        0.07%          --
2009  Lowest contract charge 0.00% Class B    $131.48            --               --          --        (0.01)%
      Highest contract charge 0.90% Class B   $124.60            --               --          --        (0.90)%
      All contract charges                         --           646         $ 84,115        0.20%          --
2008  Lowest contract charge 0.00% Class B    $131.49            --               --          --         2.11%
      Highest contract charge 0.90% Class B   $125.74            --               --          --         1.19%
      All contract charges                         --           525         $ 68,250        2.30%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $128.97            --               --          --        12.59%
      Highest contract charge 0.90% Class A   $122.49            --               --          --        11.57%
      All contract charges                         --           125         $ 13,964        0.85%          --
2011  Lowest contract charge 0.00% Class A    $114.55            --               --          --         3.13%
      Highest contract charge 0.90% Class A   $109.79            --               --          --         2.21%
      All contract charges                         --           141         $ 14,577        0.64%          --
2010  Lowest contract charge 0.00% Class A    $111.07            --               --          --         8.49%
      Highest contract charge 0.90% Class A   $107.42            --               --          --         7.52%
      All contract charges                         --           168         $ 16,667        0.89%          --
2009  Lowest contract charge 0.00% Class A    $102.38            --               --          --        30.07%
      Highest contract charge 0.90% Class A   $ 99.91            --               --          --        28.90%
      All contract charges                         --            99         $  9,929        0.63%          --
2008  Lowest contract charge 0.00% Class A    $ 78.71            --               --          --       (32.74)%
      Highest contract charge 0.90% Class A   $ 77.51            --               --          --       (33.34)%
      All contract charges                         --            76         $  5,897        0.43%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $157.47            --               --          --        12.58%
      Highest contract charge 0.60% Class B   $123.17            --               --          --        11.90%
      All contract charges                         --            78         $ 11,399        0.85%          --
2011  Lowest contract charge 0.00% Class B    $139.87            --               --          --         2.88%
      Highest contract charge 0.60% Class B   $110.07            --               --          --         2.26%
      All contract charges                         --            80         $ 10,390        0.64%          --
2010  Lowest contract charge 0.00% Class B    $135.96            --               --          --         8.22%
      Highest contract charge 0.90% Class B   $106.44            --               --          --         7.24%
      All contract charges                         --            87         $ 10,858        0.89%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
2009  Lowest contract charge 0.00% Class B        $125.64           --               --           --        29.74%
      Highest contract charge 0.90% Class B       $ 99.25           --               --           --        28.57%
      All contract charges                             --           75          $ 8,378         0.63%          --
2008  Lowest contract charge 0.00% Class B        $ 96.84           --               --           --       (32.89)%
      Highest contract charge 0.90% Class B       $ 77.20           --               --           --       (33.49)%
      All contract charges                             --           49          $ 4,194         0.43%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A        $126.78           --               --           --         8.76%
      Highest contract charge 0.90% Class A       $120.41           --               --           --         7.78%
      All contract charges                             --          248          $30,567         0.43%          --
2011  Lowest contract charge 0.00% Class A        $116.57           --               --           --        (7.47)%
      Highest contract charge 0.90% Class A       $111.72           --               --           --        (8.31)%
      All contract charges                             --          303          $34,553         0.25%          --
2010  Lowest contract charge 0.00% Class A        $125.98           --               --           --        32.63%
      Highest contract charge 0.90% Class A       $121.84           --               --           --        31.44%
      All contract charges                             --          305          $37,725         0.34%          --
2009  Lowest contract charge 0.00% Class A        $ 94.99           --               --           --        57.44%
      Highest contract charge 0.90% Class A       $ 92.69           --               --           --        56.05%
      All contract charges                             --          258          $24,203           --           --
2008  Lowest contract charge 0.00% Class A        $ 60.33           --               --           --       (47.19)%
      Highest contract charge 0.90% Class A       $ 59.40           --               --           --       (47.67)%
      All contract charges                             --          164          $ 9,796           --           --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B        $183.48           --               --           --         8.75%
      Highest contract charge 0.60% Class B       $121.06           --               --           --         8.10%
      All contract charges                             --          115          $17,662         0.43%          --
2011  Lowest contract charge 0.00% Class B        $168.71           --               --           --        (7.70)%
      Highest contract charge 0.60% Class B       $111.99           --               --           --        (8.25)%
      All contract charges                             --          125          $16,818         0.25%          --
2010  Lowest contract charge 0.00% Class B        $182.78           --               --           --        32.30%
      Highest contract charge 0.90% Class B       $120.71           --               --           --        31.11%
      All contract charges                             --          116          $16,556         0.34%          --
2009  Lowest contract charge 0.00% Class B        $138.16           --               --           --        57.07%
      Highest contract charge 0.90% Class B       $ 92.07           --               --           --        55.65%
      All contract charges                             --           89          $ 9,414           --           --
2008  Lowest contract charge 0.00% Class B        $ 87.96           --               --           --       (47.32)%
      Highest contract charge 0.90% Class B       $ 59.15           --               --           --       (47.80)%
      All contract charges                             --           58          $ 3,842           --           --
EQ/PIMCO ULTRA SHORT BOND(E)(F)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A (k)    $115.95           --               --           --         1.50%
      Highest contract charge 0.90% Class A (k)   $110.13           --               --           --         0.58%
      All contract charges                             --          219          $24,634         0.59%          --
2011  Lowest contract charge 0.00% Class A (k)    $114.24           --               --           --         0.05%
      Highest contract charge 0.90% Class A (k)   $109.49           --               --           --        (0.84)%
      All contract charges                             --          233          $26,032         0.63%          --
2010  Lowest contract charge 0.00% Class A (k)    $114.18           --               --           --         1.09%
      Highest contract charge 0.90% Class A (k)   $110.42           --               --           --         0.18%
      All contract charges                             --          274          $30,700         0.40%          --
2009  Lowest contract charge 0.00% Class A (k)    $112.94           --               --           --         8.11%
      Highest contract charge 0.90% Class A (k)   $110.22           --               --           --         7.14%
      All contract charges                             --          319          $35,575         0.62%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (E)(F)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $118.76           --               --           --         1.50%
      Highest contract charge 0.60% Class B   $111.38           --               --           --         0.89%
      All contract charges                         --          162          $18,696         0.59%          --
2011  Lowest contract charge 0.00% Class B    $117.01           --               --           --        (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --               --           --        (0.79)%
      All contract charges                         --          157          $17,915         0.63%          --
2010  Lowest contract charge 0.00% Class B    $117.24           --               --           --         0.84%
      Highest contract charge 0.90% Class B   $110.04           --               --           --        (0.07)%
      All contract charges                         --          178          $20,332         0.40%          --
2009  Lowest contract charge 0.00% Class B    $116.26           --               --           --         8.01%
      Highest contract charge 0.90% Class B   $110.12           --               --           --         7.04%
      All contract charges                         --          171          $19,397         0.62%          --
2008  Lowest contract charge 0.00% Class B    $107.64           --               --           --        (4.05)%
      Highest contract charge 0.90% Class B   $102.88           --               --           --        (4.91)%
      All contract charges                         --          293          $30,513         3.91%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $248.58           --               --           --         2.66%
      Highest contract charge 0.90% Class A   $197.04           --               --           --         1.73%
      All contract charges                         --          259          $50,564         0.61%          --
2011  Lowest contract charge 0.00% Class A    $242.15           --               --           --         1.47%
      Highest contract charge 0.90% Class A   $193.69           --               --           --         0.56%
      All contract charges                         --          270          $54,486         2.42%          --
2010  Lowest contract charge 0.00% Class A    $238.65           --               --           --         6.47%
      Highest contract charge 0.90% Class A   $192.62           --               --           --         5.51%
      All contract charges                         --          320          $65,807         9.13%          --
2009  Lowest contract charge 0.00% Class A    $224.15           --               --           --         6.28%
      Highest contract charge 0.90% Class A   $182.56           --               --           --         5.33%
      All contract charges                         --          417          $84,236         3.02%          --
2008  Lowest contract charge 0.00% Class A    $210.91           --               --           --        (6.33)%
      Highest contract charge 0.90% Class A   $173.33           --               --           --        (7.17)%
      All contract charges                         --          486          $93,036         5.68%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $167.74           --               --           --         2.66%
      Highest contract charge 0.60% Class B   $154.25           --               --           --         2.04%
      All contract charges                         --          156          $24,295         0.61%          --
2011  Lowest contract charge 0.00% Class B    $163.40           --               --           --         1.22%
      Highest contract charge 0.60% Class B   $151.17           --               --           --         0.61%
      All contract charges                         --          165          $25,209         2.42%          --
2010  Lowest contract charge 0.00% Class B    $161.43           --               --           --         6.24%
      Highest contract charge 0.90% Class B   $147.22           --               --           --         5.29%
      All contract charges                         --          176          $26,750         9.13%          --
2009  Lowest contract charge 0.00% Class B    $151.95           --               --           --         6.06%
      Highest contract charge 0.90% Class B   $139.83           --               --           --         5.11%
      All contract charges                         --          198          $28,433         3.02%          --
2008  Lowest contract charge 0.00% Class B    $143.26           --               --           --        (6.55)%
      Highest contract charge 0.90% Class B   $133.03           --               --           --        (7.39)%
      All contract charges                         --          194          $26,200         5.68%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $273.20           --               --           --        15.54%
      Highest contract charge 0.90% Class A   $220.13           --               --           --        14.50%
      All contract charges                         --          177          $37,153         1.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/SMALL COMPANY INDEX (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $236.45           --               --           --        (3.76)%
      Highest contract charge 0.90% Class A   $192.25           --               --           --        (4.62)%
      All contract charges                         --          210          $40,442         0.84%          --
2010  Lowest contract charge 0.00% Class A    $245.68           --               --           --        26.13%
      Highest contract charge 0.90% Class A   $201.57           --               --           --        25.00%
      All contract charges                         --          214          $44,244         1.21%          --
2009  Lowest contract charge 0.00% Class A    $194.78           --               --           --        26.44%
      Highest contract charge 0.90% Class A   $161.25           --               --           --        25.30%
      All contract charges                         --          210          $36,171         1.63%          --
2008  Lowest contract charge 0.00% Class A    $154.05           --               --           --       (33.96)%
      Highest contract charge 0.90% Class A   $128.69           --               --           --       (34.56)%
      All contract charges                         --          207          $29,618         1.04%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $198.34           --               --           --        15.54%
      Highest contract charge 0.90% Class B   $192.39           --               --           --        14.50%
      All contract charges                         --           84          $16,707         1.50%          --
2011  Lowest contract charge 0.00% Class B    $171.66           --               --           --        (4.00)%
      Highest contract charge 0.90% Class B   $168.03           --               --           --        (4.86)%
      All contract charges                         --           76          $13,071         0.84%          --
2010  Lowest contract charge 0.00% Class B    $178.81           --               --           --        25.82%
      Highest contract charge 0.90% Class B   $176.61           --               --           --        24.69%
      All contract charges                         --           75          $13,547         1.21%          --
2009  Lowest contract charge 0.00% Class B    $142.12           --               --           --        26.13%
      Highest contract charge 0.90% Class B   $141.64           --               --           --        24.99%
      All contract charges                         --           68          $ 9,831         1.63%          --
2008  Lowest contract charge 0.00% Class B    $112.68           --               --           --       (34.13)%
      Highest contract charge 0.90% Class B   $113.32           --               --           --       (34.72)%
      All contract charges                         --           71          $ 7,188         1.04%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $114.05           --               --           --        18.95%
      Highest contract charge 0.60% Class A   $110.09           --               --           --        18.22%
      All contract charges                         --           17          $   904           --           --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --               --           --        (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --               --           --        (2.30)%
      All contract charges                         --           12          $   676           --           --
2010  Lowest contract charge 0.00% Class A    $ 97.55           --               --           --        16.68%
      Highest contract charge 0.60% Class A   $ 95.31           --               --           --        15.99%
      All contract charges                         --           18          $ 1,007           --           --
2009  Lowest contract charge 0.00% Class A    $ 83.60           --               --           --        43.13%
      Highest contract charge 0.60% Class A   $ 82.17           --               --           --        42.26%
      All contract charges                         --           12          $   958           --           --
2008  Lowest contract charge 0.00% Class A    $ 58.41           --               --           --       (42.06)%
      Highest contract charge 0.60% Class A   $ 57.76           --               --           --       (42.41)%
      All contract charges                         --           12          $   696           --           --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $133.60           --               --           --        18.94%
      Highest contract charge 0.90% Class B   $106.92           --               --           --        17.86%
      All contract charges                         --          371          $42,246           --           --
2011  Lowest contract charge 0.00% Class B    $112.33           --               --           --        (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --               --           --        (2.83)%
      All contract charges                         --          343          $32,871           --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2010  Lowest contract charge 0.00% Class B    $114.56           --               --           --        16.39%
      Highest contract charge 0.90% Class B   $ 93.36           --               --           --        15.35%
      All contract charges                         --          384          $37,430           --           --
2009  Lowest contract charge 0.00% Class B    $ 98.42           --               --           --        42.64%
      Highest contract charge 0.90% Class B   $ 80.94           --               --           --        41.35%
      All contract charges                         --          386          $32,264           --           --
2008  Lowest contract charge 0.00% Class B    $ 69.00           --               --           --       (42.21)%
      Highest contract charge 0.90% Class B   $ 57.26           --               --           --       (42.73)%
      All contract charges                         --          313          $18,276           --           --
EQ/UBS GROWTH & INCOME
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $135.85           --               --           --        12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --               --           --        11.85%
      All contract charges                         --           53          $ 5,682         0.87%          --
2011  Lowest contract charge 0.00% Class B    $120.36           --               --           --        (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --               --           --        (3.68)%
      All contract charges                         --           51          $ 4,901         0.76%          --
2010  Lowest contract charge 0.00% Class B    $123.85           --               --           --        13.07%
      Highest contract charge 0.90% Class B   $ 83.32           --               --           --        12.05%
      All contract charges                         --           55          $ 5,420         0.71%          --
2009  Lowest contract charge 0.00% Class B    $109.54           --               --           --        32.44%
      Highest contract charge 0.90% Class B   $ 74.36           --               --           --        31.24%
      All contract charges                         --           55          $ 4,761         0.87%          --
2008  Lowest contract charge 0.00% Class B    $ 82.71           --               --           --       (40.03)%
      Highest contract charge 0.90% Class B   $ 56.66           --               --           --       (40.57)%
      All contract charges                         --           51          $ 3,313         1.38%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $101.10           --               --           --        18.43%
      Highest contract charge 0.90% Class A   $ 96.02           --               --           --        17.36%
      All contract charges                         --           28          $ 2,765         1.26%          --
2011  Lowest contract charge 0.00% Class A    $ 85.37           --               --           --        (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82           --               --           --        (2.62)%
      All contract charges                         --           30          $ 2,522         1.50%          --
2010  Lowest contract charge 0.00% Class A    $ 86.88           --               --           --        15.50%
      Highest contract charge 0.90% Class A   $ 84.02           --               --           --        14.46%
      All contract charges                         --           19          $ 1,627         1.50%          --
2009  Lowest contract charge 0.00% Class A    $ 75.22           --               --           --        28.74%
      Highest contract charge 0.90% Class A   $ 73.41           --               --           --        27.58%
      All contract charges                         --           17          $ 1,278         1.72%          --
2008  Lowest contract charge 0.00% Class A    $ 58.43           --               --           --       (36.78)%
      Highest contract charge 0.90% Class A   $ 57.54           --               --           --       (37.35)%
      All contract charges                         --           19          $   998         2.77%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $128.75           --               --           --        18.42%
      Highest contract charge 0.60% Class B   $ 96.54           --               --           --        17.72%
      All contract charges                         --           26          $ 3,084         1.26%          --
2011  Lowest contract charge 0.00% Class B    $108.72           --               --           --        (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01           --               --           --        (2.58)%
      All contract charges                         --           28          $ 2,896         1.50%          --
2010  Lowest contract charge 0.00% Class B    $110.93           --               --           --        15.21%
      Highest contract charge 0.90% Class B   $ 83.24           --               --           --        14.18%
      All contract charges                         --           24          $ 2,573         1.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                        UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                     FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                     ---------- ----------------- ------------ -------------- ---------
EQ/VAN KAMPEN COMSTOCK (CONTINUED)
2009  Lowest contract charge 0.00% Class B            $ 96.28           --               --           --        28.41%
      Highest contract charge 0.90% Class B           $ 72.90           --               --           --        27.26%
      All contract charges                                 --           14          $ 1,258         1.72%          --
2008  Lowest contract charge 0.00% Class B            $ 74.98           --               --           --       (36.94)%
      Highest contract charge 0.90% Class B           $ 57.29           --               --           --       (37.52)%
      All contract charges                                 --            9          $   597         2.77%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A            $255.11           --               --           --        20.44%
      Highest contract charge 0.00% Class A           $255.11           --               --           --        20.44%
      All contract charges                                 --           63          $ 7,888         0.01%          --
2011  Lowest contract charge 0.00% Class A            $211.82           --               --           --        (5.64)%
      Highest contract charge 0.00% Class A           $211.82           --               --           --        (5.64)%
      All contract charges                                 --           52          $ 6,794           --           --
2010  Lowest contract charge 0.00% Class A            $224.48           --               --           --        17.58%
      Highest contract charge 0.00% Class A           $224.48           --               --           --        17.58%
      All contract charges                                 --           26          $ 4,837         0.01%          --
2009  Lowest contract charge 0.00% Class A            $190.92           --               --           --        40.65%
      Highest contract charge 0.00% Class A           $190.92           --               --           --        40.65%
      All contract charges                                 --           12          $ 2,157         0.23%          --
2008  Lowest contract charge 0.00% Class A            $135.74           --               --           --       (27.42)%
      Highest contract charge 0.00% Class A           $135.74           --               --           --       (27.42)%
      All contract charges                                 --            4          $   380         0.61%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B            $145.96           --               --           --        20.43%
      Highest contract charge 0.90% Class B           $129.38           --               --           --        19.34%
      All contract charges                                 --          408          $55,611         0.01%          --
2011  Lowest contract charge 0.00% Class B            $121.20           --               --           --        (5.87)%
      Highest contract charge 0.90% Class B           $108.41           --               --           --        (6.72)%
      All contract charges                                 --          497          $56,870           --           --
2010  Lowest contract charge 0.00% Class B            $128.76           --               --           --        17.29%
      Highest contract charge 0.90% Class B           $116.22           --               --           --        16.24%
      All contract charges                                 --          406          $49,872         0.01%          --
2009  Lowest contract charge 0.00% Class B            $109.78           --               --           --        40.29%
      Highest contract charge 0.90% Class B           $ 99.98           --               --           --        39.04%
      All contract charges                                 --          235          $24,042         0.23%          --
2008  Lowest contract charge 0.00% Class B            $ 78.25           --               --           --       (27.60)%
      Highest contract charge 0.90% Class B           $ 71.91           --               --           --       (28.26)%
      All contract charges                                 --          129          $ 9,449         0.61%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --               --           --        15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --               --           --        15.11%
      All contract charges                                 --           14          $ 1,460         1.10%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.59           --               --           --        (6.46)%
      Highest contract charge 0.00% Service Class 2   $151.59           --               --           --        (6.46)%
      All contract charges                                 --           12          $ 1,265         1.43%          --
2010  Lowest contract charge 0.00% Service Class 2    $162.06           --               --           --        16.02%
      Highest contract charge 0.00% Service Class 2   $162.06           --               --           --        16.02%
      All contract charges                                 --           23          $ 3,707         0.50%          --
2009  Lowest contract charge 0.00% Service Class 2    $139.68           --               --           --        32.41%
      Highest contract charge 0.00% Service Class 2   $139.68           --               --           --        32.41%
      All contract charges                                 --           44          $ 6,144         1.42%          --
2008  Lowest contract charge 0.00% Service Class 2    $105.49           --               --           --       (35.94)%
      Highest contract charge 0.00% Service Class 2   $105.49           --               --           --       (35.94)%
      All contract charges                                 --           42          $ 4,470         1.89%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                                      ACCUMULATION
                                                            UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                         FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                         ---------- ----------------- ------------ -------------- ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class 2        $228.62           --               --           --        16.14%
      Highest contract charge 0.90% Service Class 2 (n)   $117.64           --               --           --        15.09%
      All contract charges                                     --          303          $35,455         1.15%          --
2011  Lowest contract charge 0.00% Service Class 2        $196.85           --               --           --        (2.78)%
      Highest contract charge 0.90% Service Class 2 (n)   $102.22           --               --           --        (3.66)%
      All contract charges                                     --          249          $30,837         0.84%          --
2010  Lowest contract charge 0.00% Service Class 2        $202.48           --               --           --        16.93%
      Highest contract charge 0.90% Service Class 2 (n)   $106.10           --               --           --        20.44%
      All contract charges                                     --          270          $46,061         0.93%          --
2009  Lowest contract charge 0.00% Service Class 2        $173.17           --               --           --        35.47%
      Highest contract charge 0.00% Service Class 2       $173.17           --               --           --        35.47%
      All contract charges                                     --          225          $38,820         1.29%          --
2008  Lowest contract charge 0.00% Service Class 2        $127.83           --               --           --       (42.69)%
      Highest contract charge 0.00% Service Class 2       $127.83           --               --           --       (42.69)%
      All contract charges                                     --          205          $26,164         0.81%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2        $186.49           --               --           --        17.05%
      Highest contract charge 0.00% Service Class 2       $186.49           --               --           --        17.05%
      All contract charges                                     --           23          $   981         2.73%          --
2011  Lowest contract charge 0.00% Service Class 2        $159.32           --               --           --         0.66%
      Highest contract charge 0.00% Service Class 2       $159.32           --               --           --         0.66%
      All contract charges                                     --           19          $   915         2.03%          --
2010  Lowest contract charge 0.00% Service Class 2        $158.28           --               --           --        14.92%
      Highest contract charge 0.00% Service Class 2       $158.28           --               --           --        14.92%
      All contract charges                                     --           41          $ 4,712         1.35%          --
2009  Lowest contract charge 0.00% Service Class 2        $137.73           --               --           --        29.89%
      Highest contract charge 0.00% Service Class 2       $137.73           --               --           --        29.89%
      All contract charges                                     --           39          $ 5,368         2.03%          --
2008  Lowest contract charge 0.00% Service Class 2        $106.04           --               --           --       (42.81)%
      Highest contract charge 0.00% Service Class 2       $106.04           --               --           --       (42.81)%
      All contract charges                                     --           43          $ 4,513         2.34%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class 2        $170.33           --               --           --        18.25%
      Highest contract charge 0.90% Service Class 2 (n)   $122.36           --               --           --        17.18%
      All contract charges                                     --           34          $ 3,223         2.46%          --
2011  Lowest contract charge 0.00% Service Class 2        $144.04           --               --           --         1.36%
      Highest contract charge 0.60% Service Class 2 (n)   $104.95           --               --           --         0.75%
      All contract charges                                     --           19          $ 1,563         1.76%          --
2010  Lowest contract charge 0.00% Service Class 2        $142.11           --               --           --        14.54%
      Highest contract charge 0.90% Service Class 2 (n)   $103.95           --               --           --        18.65%
      All contract charges                                     --           34          $ 4,338         0.40%          --
2009  Lowest contract charge 0.00% Service Class 2        $124.07           --               --           --        27.01%
      Highest contract charge 0.00% Service Class 2       $124.07           --               --           --        27.01%
      All contract charges                                     --           39          $ 4,742         0.90%          --
2008  Lowest contract charge 0.00% Service Class 2        $ 97.68           --               --           --       (41.90)%
      Highest contract charge 0.00% Service Class 2       $ 97.68           --               --           --       (41.90)%
      All contract charges                                     --           30          $ 2,927         1.14%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2        $210.16           --               --           --        13.97%
      Highest contract charge 0.00% Service Class 2       $210.16           --               --           --        13.97%
      All contract charges                                     --           90          $13,379         6.82%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                           UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                        FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                        ---------- ----------------- ------------ -------------- ---------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2011  Lowest contract charge 0.00% Service Class 2       $184.40           --               --           --         3.72%
      Highest contract charge 0.00% Service Class 2      $184.40           --               --           --         3.72%
      All contract charges                                    --           63          $ 9,679         3.49%          --
2010  Lowest contract charge 0.00% Service Class 2       $177.79           --               --           --        13.67%
      Highest contract charge 0.00% Service Class 2      $177.79           --               --           --        13.67%
      All contract charges                                    --          126          $20,003         8.19%          --
2009  Lowest contract charge 0.00% Service Class 2       $156.41           --               --           --        43.47%
      Highest contract charge 0.00% Service Class 2      $156.41           --               --           --        43.47%
      All contract charges                                    --          114          $17,838        10.51%          --
2008  Lowest contract charge 0.00% Service Class 2       $109.02           --               --           --       (25.14)%
      Highest contract charge 0.00% Service Class 2      $109.02           --               --           --       (25.14)%
      All contract charges                                    --           60          $ 6,563        10.39%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2       $159.72           --               --           --         5.61%
      Highest contract charge 0.00% Service Class 2      $159.72           --               --           --         5.61%
      All contract charges                                    --          251          $22,605         3.47%          --
2011  Lowest contract charge 0.00% Service Class 2       $151.24           --               --           --         7.03%
      Highest contract charge 0.00% Service Class 2      $151.24           --               --           --         7.03%
      All contract charges                                    --          105          $12,644         2.54%          --
2010  Lowest contract charge 0.00% Service Class 2       $141.30           --               --           --         7.55%
      Highest contract charge 0.00% Service Class 2      $141.30           --               --           --         7.55%
      All contract charges                                                174          $21,980         3.41%          --
2009  Lowest contract charge 0.00% Service Class 2       $131.38           --               --           --        15.47%
      Highest contract charge 0.00% Service Class 2      $131.38           --               --           --        15.47%
      All contract charges                                    --          154          $19,978         8.38%          --
2008  Lowest contract charge 0.00% Service Class 2       $113.78           --               --           --        (3.46)%
      Highest contract charge 0.00% Service Class 2      $113.78           --               --           --        (3.46)%
      All contract charges                                    --           73          $ 8,340         3.86%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class 2       $304.30           --               --           --        14.56%
      Highest contract charge 0.90% Service Class 2(n)   $112.97           --               --           --        13.53%
      All contract charges                                    --          132          $22,666         0.42%          --
2011  Lowest contract charge 0.00% Service Class 2       $265.62           --               --           --       (10.85)%
      Highest contract charge 0.90% Service Class 2(n)   $ 99.51           --               --           --       (11.65)%
      All contract charges                                    --          149          $27,701         0.02%          --
2010  Lowest contract charge 0.00% Service Class 2       $297.95           --               --           --        28.57%
      Highest contract charge 0.90% Service Class 2(n)   $112.63           --               --           --        24.70%
      All contract charges                                    --          244          $53,100         0.16%          --
2009  Lowest contract charge 0.00% Service Class 2       $231.74           --               --           --        39.76%
      Highest contract charge 0.00% Service Class 2      $231.74           --               --           --        39.76%
      All contract charges                                    --          137          $31,690         0.48%          --
2008  Lowest contract charge 0.00% Service Class 2       $165.82           --               --           --       (39.61)%
      Highest contract charge 0.00% Service Class 2      $165.82           --               --           --       (39.61)%
      All contract charges                                    --          134          $22,273         0.24%          --
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2(j)    $100.27           --               --           --         0.01%
      Highest contract charge 0.00% Service Class 2(j)   $100.27           --               --           --         0.01%
      All contract charges                                    --          110          $ 1,969         0.01%          --
2011  Lowest contract charge 0.00% Service Class 2(j)    $100.26           --               --           --         0.01%
      Highest contract charge 0.00% Service Class 2(j)   $100.26           --               --           --         0.01%
      All contract charges                                    --           28          $   756         0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                           UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                        FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                        ---------- ----------------- ------------ -------------- ---------
FIDELITY(R) VIP MONEY MARKET PORTFOLIO (CONTINUED)
2010  Lowest contract charge 0.00% Service Class 2(j)    $100.25           --               --           --         0.07%
      Highest contract charge 0.00% Service Class 2(j)   $100.25           --               --           --         0.07%
      All contract charges                                    --           27          $ 1,544         0.03%          --
2009  Lowest contract charge 0.00% Service Class 2(j)    $100.18           --               --           --         0.17%
      Highest contract charge 0.00% Service Class 2(j)   $100.18           --               --           --         0.17%
      All contract charges                                    --          141          $14,014         0.08%          --
FIDELITY(R) VIP VALUE PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2       $183.08           --               --           --        20.55%
      Highest contract charge 0.00% Service Class 2      $183.08           --               --           --        20.55%
      All contract charges                                    --            5          $   780         1.75%          --
2011  Lowest contract charge 0.00% Service Class 2       $151.87           --               --           --        (2.68)%
      Highest contract charge 0.00% Service Class 2      $151.87           --               --           --        (2.68)%
      All contract charges                                    --            5          $   551         0.61%          --
2010  Lowest contract charge 0.00% Service Class 2       $156.05           --               --           --        17.52%
      Highest contract charge 0.00% Service Class 2      $156.05           --               --           --        17.52%
      All contract charges                                    --           35          $ 5,420         0.80%          --
2009  Lowest contract charge 0.00% Service Class 2       $132.79           --               --           --        42.11%
      Highest contract charge 0.00% Service Class 2      $132.79           --               --           --        42.11%
      All contract charges                                    --           41          $ 5,439         0.77%          --
2008  Lowest contract charge 0.00% Service Class 2       $ 93.44           --               --           --       (46.60)%
      Highest contract charge 0.00% Service Class 2      $ 93.44           --               --           --       (46.60)%
      All contract charges                                    --           32          $ 2,965         0.61%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2       $245.95           --               --           --        27.06%
      Highest contract charge 0.00% Service Class 2      $245.95           --               --           --        27.06%
      All contract charges                                    --            3          $   426         0.43%          --
2011  Lowest contract charge 0.00% Service Class 2       $193.57           --               --           --        (9.04)%
      Highest contract charge 0.00% Service Class 2      $193.57           --               --           --        (9.04)%
      All contract charges                                    --            2          $   314         0.63%          --
2010  Lowest contract charge 0.00% Service Class 2       $212.80           --               --           --        26.34%
      Highest contract charge 0.00% Service Class 2      $212.80           --               --           --        26.34%
      All contract charges                                    --           26          $ 5,402         0.22%          --
2009  Lowest contract charge 0.00% Service Class 2       $168.44           --               --           --        57.15%
      Highest contract charge 0.00% Service Class 2      $168.44           --               --           --        57.15%
      All contract charges                                    --           35          $ 5,964         0.42%          --
2008  Lowest contract charge 0.00% Service Class 2       $107.18           --               --           --       (51.28)%
      Highest contract charge 0.00% Service Class 2      $107.18           --               --           --       (51.28)%
      All contract charges                                    --           25          $ 2,697         0.48%          --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2(n)            $128.73           --               --           --        11.96%
      Highest contract charge 0.90% Class 2(n)           $125.63           --               --           --        10.95%
      All contract charges                                    --          254          $32,372         1.61%          --
2011  Lowest contract charge 0.00% Class 2(n)            $114.98           --               --           --         6.00%
      Highest contract charge 0.90% Class 2(n)           $113.23           --               --           --         5.05%
      All contract charges                                    --          171          $19,522         1.42%          --
2010  Lowest contract charge 0.00% Class 2(n)            $108.47           --               --           --        17.18%
      Highest contract charge 0.90% Class 2(n)           $107.79           --               --           --        16.53%
      All contract charges                                    --          161          $17,438         0.01%          --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2(n)            $121.69           --               --           --        18.39%
      Highest contract charge 0.90% Class 2(n)           $118.77           --               --           --        17.33%
      All contract charges                                    --           52          $ 2,522         0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                          UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                       FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------ -------------- ---------
FRANKLIN SMALL CAP VALUE SECURITIES FUND (CONTINUED)
2011  Lowest contract charge 0.00% Class 2(n)           $102.79           --               --           --        (3.76)%
      Highest contract charge 0.90% Class 2(n)          $101.23           --               --           --        (4.63)%
      All contract charges                                   --           22          $ 1,980         0.74%          --
2010  Lowest contract charge 0.00% Class 2(n)           $106.81           --               --           --        23.02%
      Highest contract charge 0.90% Class 2(n)          $106.14           --               --           --        22.35%
      All contract charges                                   --            6          $   647           --           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2(n)           $121.71           --               --           --        12.75%
      Highest contract charge 0.90% Class 2(n)          $118.79           --               --           --        11.74%
      All contract charges                                   --          160          $19,404         6.83%          --
2011  Lowest contract charge 0.00% Class 2(n)           $107.95           --               --           --         2.58%
      Highest contract charge 0.90% Class 2(n)          $106.31           --               --           --         1.65%
      All contract charges                                   --          103          $11,041         9.09%          --
2010  Lowest contract charge 0.00% Class 2(n)           $105.24           --               --           --         8.14%
      Highest contract charge 0.90% Class 2(n)          $104.58           --               --           --         7.54%
      All contract charges                                   --           43          $ 4,514         0.13%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Shares(n)    $119.75           --               --           --        18.19%
      Highest contract charge 0.90% Service Shares(n)   $116.87           --               --           --        17.13%
      All contract charges                                   --           64          $ 7,466         1.17%          --
2011  Lowest contract charge 0.00% Service Shares(n)    $101.32           --               --           --        (6.59)%
      Highest contract charge 0.90% Service Shares(n)   $ 99.78           --               --           --        (7.44)%
      All contract charges                                   --           49          $ 4,946         0.60%          --
2010  Lowest contract charge 0.00% Service Shares(n)    $108.47           --               --           --        23.60%
      Highest contract charge 0.90% Service Shares(n)   $107.80           --               --           --        22.93%
      All contract charges                                   --           34          $ 3,662         1.14%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (O)
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Series II(r)         $109.24           --               --           --        18.37%
      Highest contract charge 0.00% Series II(r)        $109.24           --               --           --        18.37%
      All contract charges                                   --            6          $   400         1.64%          --
2011  Lowest contract charge 0.00% Series II(r)         $ 92.29           --               --           --        (7.89)%
      Highest contract charge 0.00% Series II(r)        $ 92.29           --               --           --        (7.89)%
      All contract charges                                   --            4          $   103           --           --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Series II(n)         $133.00           --               --           --        27.85%
      Highest contract charge 0.90% Series II(n)        $129.80           --               --           --        26.70%
      All contract charges                                   --          136          $16,595         0.53%          --
2011  Lowest contract charge 0.00% Series II(n)         $104.03           --               --           --        (6.72)%
      Highest contract charge 0.90% Series II(n)        $102.45           --               --           --        (7.57)%
      All contract charges                                   --           76          $ 7,532         4.49%          --
2010  Lowest contract charge 0.00% Series II(n)         $111.53           --               --           --        24.88%
      Highest contract charge 0.90% Series II(n)        $110.84           --               --           --        24.20%
      All contract charges                                   --           34          $ 3,778         3.87%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Series II(n)         $118.36           --               --           --        15.26%
      Highest contract charge 0.90% Series II(n)        $115.51           --               --           --        14.22%
      All contract charges                                   --          200          $15,800         1.38%          --
2011  Lowest contract charge 0.00% Series II(n)         $102.69           --               --           --        (6.99)%
      Highest contract charge 0.90% Series II(n)        $101.13           --               --           --        (7.83)%
      All contract charges                                   --          129          $12,157         0.97%          --
2010  Lowest contract charge 0.00% Series II(n)         $110.41           --               --           --        25.38%
      Highest contract charge 0.90% Series II(n)        $109.72           --               --           --        24.70%
      All contract charges                                   --           62          $ 6,575         0.84%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                         UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                      FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------ -------------- ---------
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Series II(n)        $108.74           --               --           --        10.62%
      Highest contract charge 0.90% Series II(n)       $106.12           --               --           --         9.62%
      All contract charges                                  --           22          $ 2,311           --           --
2011  Lowest contract charge 0.00% Series II(n)        $ 98.30           --               --           --        (6.51)%
      Highest contract charge 0.90% Series II(n)       $ 96.81           --               --           --        (7.34)%
      All contract charges                                  --           25          $ 2,430         0.12%          --
2010  Lowest contract charge 0.00% Series II(n)        $105.14           --               --           --        16.03%
      Highest contract charge 0.90% Series II(n)       $104.48           --               --           --        15.40%
      All contract charges                                  --            9          $   982         0.19%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Series II(n)        $123.22           --               --           --        13.66%
      Highest contract charge 0.90% Series II(n)       $120.25           --               --           --        12.63%
      All contract charges                                  --           26          $ 2,784           --           --
2011  Lowest contract charge 0.00% Series II(n)        $108.41           --               --           --        (0.99)%
      Highest contract charge 0.90% Series II(n)       $106.77           --               --           --        (1.87)%
      All contract charges                                  --           28          $ 2,701           --           --
2010  Lowest contract charge 0.00% Series II(n)        $109.49           --               --           --        23.63%
      Highest contract charge 0.90% Series II(n)       $108.80           --               --           --        22.96%
      All contract charges                                  --            5          $   374           --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Common Shares(n)    $115.43           --               --           --        13.18%
      Highest contract charge 0.00% Common Shares(n)   $115.43           --               --           --        13.18%
      All contract charges                                  --           13          $   324         0.94%          --
2011  Lowest contract charge 0.00% Common Shares(n)    $101.99           --               --           --        (4.68)%
      Highest contract charge 0.00% Common Shares(n)   $101.99           --               --           --        (4.68)%
      All contract charges                                  --           36          $ 1,525         1.21%          --
2010  Lowest contract charge 0.00% Common Shares(n)    $107.00           --               --           --        23.46%
      Highest contract charge 0.00% Common Shares(n)   $107.00           --               --           --        23.46%
      All contract charges                                  --           19          $ 1,165           --           --
IVY FUNDS VIP ENERGY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Common Shares(n)    $105.52           --               --           --         1.38%
      Highest contract charge 0.90% Common Shares(n)   $102.98           --               --           --         0.47%
      All contract charges                                  --           84          $ 7,689           --           --
2011  Lowest contract charge 0.00% Common Shares(n)    $104.08           --               --           --        (9.08)%
      Highest contract charge 0.90% Common Shares(n)   $102.50           --               --           --        (9.90)%
      All contract charges                                  --           89          $ 7,655           --           --
2010  Lowest contract charge 0.00% Common Shares(n)    $114.48           --               --           --        38.18%
      Highest contract charge 0.90% Common Shares(n)   $113.76           --               --           --        37.43%
      All contract charges                                  --           19          $ 1,263           --           --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Common Shares(n)    $130.74           --               --           --        13.56%
      Highest contract charge 0.90% Common Shares(n)   $127.60           --               --           --        12.53%
      All contract charges                                  --          153          $14,558           --           --
2011  Lowest contract charge 0.00% Common Shares(n)    $115.13           --               --           --        (0.56)%
      Highest contract charge 0.90% Common Shares(n)   $113.39           --               --           --        (1.45)%
      All contract charges                                  --          101          $10,980         3.11%          --
2010  Lowest contract charge 0.00% Common Shares(n)    $115.78           --               --           --        29.49%
      Highest contract charge 0.90% Common Shares(n)   $115.06           --               --           --        28.79%
      All contract charges                                  --           38          $ 3,775           --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                          UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                       FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------ -------------- ---------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Common Shares(n)     $127.45           --               --           --        27.83%
      Highest contract charge 0.00% Common Shares(n)    $127.45           --               --           --        27.83%
      All contract charges                                   --           33          $ 2,665           --           --
2011  Lowest contract charge 0.00% Common Shares(n)     $ 99.70           --               --           --        (5.77)%
      Highest contract charge 0.00% Common Shares(n)    $ 99.70           --               --           --        (5.77)%
      All contract charges                                   --           48          $ 4,353         3.40%          --
2010  Lowest contract charge 0.00% Common Shares(n)     $105.81           --               --           --        18.82%
      Highest contract charge 0.00% Common Shares(n)    $105.81           --               --           --        18.82%
      All contract charges                                   --           37          $ 3,754           --           --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Common Shares(n)     $106.73           --               --           --         5.16%
      Highest contract charge 0.90% Common Shares(n)    $104.16           --               --           --         4.21%
      All contract charges                                   --           40          $ 4,028           --           --
2011  Lowest contract charge 0.00% Common Shares(n)     $101.49           --               --           --       (10.61)%
      Highest contract charge 0.90% Common Shares(n)    $ 99.95           --               --           --       (11.41)%
      All contract charges                                   --           43          $ 4,084         0.84%          --
2010  Lowest contract charge 0.00% Common Shares(n)     $113.53           --               --           --        27.53%
      Highest contract charge 0.90% Common Shares(n)    $112.82           --               --           --        26.83%
      All contract charges                                   --           18          $ 1,854           --           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Shares(n)    $114.08           --               --           --        22.05%
      Highest contract charge 0.90% Service Shares(n)   $111.34           --               --           --        20.96%
      All contract charges                                   --          414          $44,521         1.63%          --
2011  Lowest contract charge 0.00% Service Shares(n)    $ 93.47           --               --           --       (18.04)%
      Highest contract charge 0.90% Service Shares(n)   $ 92.05           --               --           --       (18.77)%
      All contract charges                                   --          359          $32,646         2.12%          --
2010  Lowest contract charge 0.00% Service Shares(n)    $114.04           --               --           --        29.93%
      Highest contract charge 0.90% Service Shares(n)   $113.32           --               --           --        29.22%
      All contract charges                                   --          237          $25,870         2.57%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class(n)     $121.68           --               --           --        15.93%
      Highest contract charge 0.90% Service Class(n)    $118.75           --               --           --        14.89%
      All contract charges                                   --          263          $28,328         1.42%          --
2011  Lowest contract charge 0.00% Service Class(n)     $104.96           --               --           --        (1.78)%
      Highest contract charge 0.90% Service Class(n)    $103.36           --               --           --        (2.67)%
      All contract charges                                   --          240          $23,500         1.11%          --
2010  Lowest contract charge 0.00% Service Class(n)     $106.86           --               --           --        21.59%
      Highest contract charge 0.90% Service Class(n)    $106.19           --               --           --        20.93%
      All contract charges                                   --          210          $21,007           --           --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class(n)     $123.91           --               --           --        16.69%
      Highest contract charge 0.90% Service Class(n)    $120.93           --               --           --        15.63%
      All contract charges                                   --           12          $ 1,496         0.24%          --
2011  Lowest contract charge 0.00% Service Class(n)     $106.19           --               --           --         0.37%
      Highest contract charge 0.90% Service Class(n)    $104.58           --               --           --        (0.53)%
      All contract charges                                   --            7          $   819         0.52%          --
2010  Lowest contract charge 0.00% Service Class(n)     $105.80           --               --           --        17.98%
      Highest contract charge 0.90% Service Class(n)    $105.14           --               --           --        17.34%
      All contract charges                                   --            5          $   570           --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                         UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                      FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------ -------------- ---------
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.00% to 0.80%*
2012  Lowest contract charge 0.00% Service Class(n)    $119.12           --                --          --        18.82%
      Highest contract charge 0.80% Service Class(n)   $116.57           --                --          --        17.88%
      All contract charges                                  --            5          $    647        1.03%          --
2011  Lowest contract charge 0.00% Service Class(n)    $100.25           --                --          --        (2.41)%
      Highest contract charge 0.60% Service Class(n)   $ 99.23           --                --          --        (3.00)%
      All contract charges                                  --            2          $    193        0.80%          --
2010  Lowest contract charge 0.00% Service Class(n)    $102.73           --                --          --        16.59%
      Highest contract charge 0.90% Service Class(n)   $102.09           --                --          --        15.96%
      All contract charges                                  --            1          $     66          --           --
MFS(R) UTILITIES SERIES
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class(n)    $134.30           --                --          --        13.21%
      Highest contract charge 0.00% Service Class(n)   $134.30           --                --          --        13.21%
      All contract charges                                  --           36          $    909        7.57%          --
2011  Lowest contract charge 0.00% Service Class(n)    $118.63           --                --          --         6.51%
      Highest contract charge 0.00% Service Class(n)   $118.63           --                --          --         6.51%
      All contract charges                                  --           19          $    700        3.74%          --
2010  Lowest contract charge 0.00% Service Class(n)    $111.38           --                --          --        24.51%
      Highest contract charge 0.00% Service Class(n)   $111.38           --                --          --        24.51%
      All contract charges                                  --            1          $    112          --           --
MULTIMANAGER AGGRESSIVE EQUITY (G) (M)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A             $183.58           --                --          --        14.20%
      Highest contract charge 0.90% Class A            $189.20           --                --          --        13.17%
      All contract charges                                  --          699          $312,057        0.23%          --
2011  Lowest contract charge 0.00% Class A             $160.75           --                --          --        (6.05)%
      Highest contract charge 0.90% Class A            $167.18           --                --          --        (6.89)%
      All contract charges                                  --          764          $303,259        0.15%          --
2010  Lowest contract charge 0.00% Class A             $171.10           --                --          --        17.91%
      Highest contract charge 0.90% Class A            $179.55           --                --          --        16.85%
      All contract charges                                  --          870          $363,738        0.86%
2009  Lowest contract charge 0.00% Class A             $145.11           --                --          --        37.61%
      Highest contract charge 0.90% Class A            $153.66           --                --          --        36.37%
      All contract charges                                  --          901          $331,262        0.39%          --
2008  Lowest contract charge 0.00% Class A             $105.45           --                --          --       (46.54)%
      Highest contract charge 0.90% Class A            $112.68           --                --          --       (47.02)%
      All contract charges                                  --          870          $249,801        0.50%          --
MULTIMANAGER AGGRESSIVE EQUITY (G) (M)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B             $ 93.54           --                --          --        14.21%
      Highest contract charge 0.60% Class B            $ 86.53           --                --          --        13.51%
      All contract charges                                  --          235          $ 20,720        0.23%          --
2011  Lowest contract charge 0.00% Class B             $ 81.90           --                --          --        (6.28)%
      Highest contract charge 0.60% Class B            $ 76.23           --                --          --        (6.83)%
      All contract charges                                  --          259          $ 20,033        0.15%          --
2010  Lowest contract charge 0.00% Class B             $ 87.39           --                --          --        17.61%
      Highest contract charge 0.90% Class B            $ 78.80           --                --          --        16.56%
      All contract charges                                  --          283          $ 23,448        0.86%          --
2009  Lowest contract charge 0.00% Class B             $ 74.30           --                --          --        37.27%
      Highest contract charge 0.90% Class B            $ 67.61           --                --          --        36.04%
      All contract charges                                  --          261          $ 18,387        0.39%          --
2008  Lowest contract charge 0.00% Class B             $ 54.13           --                --          --       (46.68)%
      Highest contract charge 0.90% Class B            $ 49.70           --                --          --       (47.16)%
      All contract charges                                  --          178          $  9,141        0.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $167.01           --               --           --         5.47%
      Highest contract charge 0.60% Class A   $164.86           --               --           --         4.84%
      All contract charges                         --          159          $24,734         2.06%          --
2011  Lowest contract charge 0.00% Class A    $158.35           --               --           --         6.08%
      Highest contract charge 0.60% Class A   $157.25           --               --           --         5.44%
      All contract charges                         --          170          $25,718         2.61%          --
2010  Lowest contract charge 0.00% Class A    $149.28           --               --           --         6.47%
      Highest contract charge 0.60% Class A   $149.14           --               --           --         5.83%
      All contract charges                         --          187          $26,807         2.84%          --
2009  Lowest contract charge 0.00% Class A    $140.21           --               --           --         8.58%
      Highest contract charge 0.60% Class A   $140.92           --               --           --         7.93%
      All contract charges                         --          184          $24,878         3.64%          --
2008  Lowest contract charge 0.00% Class A    $129.13           --               --           --         2.72%
      Highest contract charge 0.60% Class A   $130.57           --               --           --         2.11%
      All contract charges                         --          162          $20,806         4.96%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $172.07           --               --           --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --               --           --         4.52%
      All contract charges                         --          387          $63,352         2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --               --           --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --               --           --         4.85%
      All contract charges                         --          414          $64,265         2.61%          --
2010  Lowest contract charge 0.00% Class B    $154.18           --               --           --         6.20%
      Highest contract charge 0.90% Class B   $142.14           --               --           --         5.25%
      All contract charges                         --          509          $75,116         2.84%          --
2009  Lowest contract charge 0.00% Class B    $145.18           --               --           --         8.32%
      Highest contract charge 0.90% Class B   $135.05           --               --           --         7.33%
      All contract charges                         --          582          $81,363         3.64%          --
2008  Lowest contract charge 0.00% Class B    $134.03           --               --           --         2.46%
      Highest contract charge 0.90% Class B   $125.82           --               --           --         1.55%
      All contract charges                         --          479          $62,184         4.96%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $199.29           --               --           --        17.74%
      Highest contract charge 0.60% Class A   $140.81           --               --           --        17.03%
      All contract charges                         --           62          $12,073         1.46%          --
2011  Lowest contract charge 0.00% Class A    $169.26           --               --           --       (17.78)%
      Highest contract charge 0.60% Class A   $120.32           --               --           --       (18.27)%
      All contract charges                         --           67          $11,163         1.66%          --
2010  Lowest contract charge 0.00% Class A    $205.86           --               --           --         7.22%
      Highest contract charge 0.60% Class A   $147.22           --               --           --         6.58%
      All contract charges                         --           70          $14,070         2.99%          --
2009  Lowest contract charge 0.00% Class A    $191.99           --               --           --        30.24%
      Highest contract charge 0.60% Class A   $138.13           --               --           --        29.45%
      All contract charges                         --           76          $14,392         1.68%          --
2008  Lowest contract charge 0.00% Class A    $147.41           --               --           --       (47.10)%
      Highest contract charge 0.60% Class A   $106.70           --               --           --       (47.42)%
      All contract charges                         --           76          $11,041         1.63%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $187.08           --               --           --        17.74%
      Highest contract charge 0.90% Class B   $130.68           --               --           --        16.68%
      All contract charges                         --          234          $33,544         1.46%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                                            ACCUMULATION
                                                  UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                               FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                               ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2011   Lowest contract charge 0.00% Class B     $ 158.89          --               --           --       (17.98)%
       Highest contract charge 0.90% Class B    $ 112.00          --               --           --       (18.72)%
       All contract charges                           --         229          $27,589         1.66%          --
2010   Lowest contract charge 0.00% Class B     $ 193.73          --               --           --         6.96%
       Highest contract charge 0.90% Class B    $ 137.79          --               --           --         5.99%
       All contract charges                           --         259          $37,993         2.99%          --
2009   Lowest contract charge 0.00% Class B     $ 181.13          --               --           --        29.92%
       Highest contract charge 0.90% Class B    $ 130.00          --               --           --        28.75%
       All contract charges                           --         294          $40,174         1.68%          --
2008   Lowest contract charge 0.00% Class B     $ 139.42          --               --           --       (47.23)%
       Highest contract charge 0.90% Class B    $ 100.97          --               --           --       (47.71)%
       All contract charges                           --         313          $32,917         1.63%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.60%*
2012   Lowest contract charge 0.00% Class A     $ 183.39          --               --           --        14.51%
       Highest contract charge 0.60% Class A    $ 126.96          --               --           --        13.82%
       All contract charges                           --          18          $ 3,343         0.58%          --
2011   Lowest contract charge 0.00% Class A     $ 160.15          --               --           --        (7.12)%
       Highest contract charge 0.60% Class A    $ 111.54          --               --           --        (7.68)%
       All contract charges                           --          20          $ 3,235         0.43%          --
2010   Lowest contract charge 0.00% Class A     $ 172.43          --               --           --        11.82%
       Highest contract charge 0.60% Class A    $ 120.82          --               --           --        11.15%
       All contract charges                           --          21          $ 3,622         0.40%          --
2009   Lowest contract charge 0.00% Class A     $ 154.20          --               --           --        32.84%
       Highest contract charge 0.60% Class A    $ 108.70          --               --           --        32.04%
       All contract charges                           --          23          $ 3,543         1.60%          --
2008   Lowest contract charge 0.00% Class A     $ 116.08          --               --           --       (39.38)%
       Highest contract charge 0.60% Class A    $  82.32          --               --           --       (39.75)%
       All contract charges                           --          23          $ 2,622         0.63%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.90%*
2012   Lowest contract charge 0.00% Class B     $ 163.36          --               --           --        14.50%
       Highest contract charge 0.90% Class B    $ 118.94          --               --           --        13.48%
       All contract charges                           --          33          $ 4,395         0.58%          --
2011   Lowest contract charge 0.00% Class B     $ 142.67          --               --           --        (7.35)%
       Highest contract charge 0.90% Class B    $ 104.81          --               --           --        (8.19)%
       All contract charges                           --          40          $ 4,642         0.43%          --
2010   Lowest contract charge 0.00% Class B     $ 153.99          --               --           --        11.54%
       Highest contract charge 0.90% Class B    $ 114.16          --               --           --        10.54%
       All contract charges                           --          40          $ 5,027         0.40%          --
2009   Lowest contract charge 0.00% Class B     $ 138.05          --               --           --        32.51%
       Highest contract charge 0.90% Class B    $ 103.27          --               --           --        31.32%
       All contract charges                           --          36          $ 3,992         1.60%          --
2008   Lowest contract charge 0.00% Class B     $ 104.18          --               --           --       (39.54)%
       Highest contract charge 0.90% Class B    $  78.64          --               --           --       (40.08)%
       All contract charges                           --          37          $ 3,035         0.63%          --
MULTIMANAGER LARGE CAP VALUE
       Unit Value 0.00% to 0.60%*
2012   Lowest contract charge 0.00% Class A     $ 202.97          --               --           --        15.57%
       Highest contract charge 0.60% Class A    $ 143.93          --               --           --        14.88%
       All contract charges                           --          47          $ 9,269         1.19%          --
2011   Lowest contract charge 0.00% Class A     $ 175.62          --               --           --        (5.29)%
       Highest contract charge 0.60% Class A    $ 125.29          --               --           --        (5.85)%
       All contract charges                           --          53          $ 9,069         1.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER LARGE CAP VALUE (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $185.43           --               --           --        13.44%
      Highest contract charge 0.60% Class A   $133.08           --               --           --        12.76%
      All contract charges                         --           60          $10,690         0.93%
2009  Lowest contract charge 0.00% Class A    $163.46           --               --           --        23.16%
      Highest contract charge 0.60% Class A   $118.02           --               --           --        22.43%
      All contract charges                         --           63          $ 9,918         1.92%          --
2008  Lowest contract charge 0.00% Class A    $132.72           --               --           --       (37.29)%
      Highest contract charge 0.60% Class A   $ 96.40           --               --           --       (37.67)%
      All contract charges                         --           63          $ 8,190         1.56%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $183.60           --               --           --        15.57%
      Highest contract charge 0.90% Class B   $136.88           --               --           --        14.52%
      All contract charges                         --          122          $18,373         1.19%          --
2011  Lowest contract charge 0.00% Class B    $158.87           --               --           --        (5.52)%
      Highest contract charge 0.90% Class B   $119.52           --               --           --        (6.37)%
      All contract charges                         --          141          $18,213         1.05%          --
2010  Lowest contract charge 0.00% Class B    $168.15           --               --           --        13.15%
      Highest contract charge 0.90% Class B   $127.65           --               --           --        12.14%
      All contract charges                         --          170          $23,298         0.93%          --
2009  Lowest contract charge 0.00% Class B    $148.60           --               --           --        22.85%
      Highest contract charge 0.90% Class B   $113.84           --               --           --        21.75%
      All contract charges                         --          203          $24,443         1.92%          --
2008  Lowest contract charge 0.00% Class B    $120.96           --               --           --       (37.45)%
      Highest contract charge 0.90% Class B   $ 93.50           --               --           --       (38.01)%
      All contract charges                         --          228          $22,209         1.56%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $247.82           --               --           --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --               --           --        14.76%
      All contract charges                         --           39          $ 9,635           --           --
2011  Lowest contract charge 0.00% Class A    $214.65           --               --           --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --               --           --        (8.21)%
      All contract charges                         --           43          $ 9,091           --           --
2010  Lowest contract charge 0.00% Class A    $232.43           --               --           --        27.20%
      Highest contract charge 0.60% Class A   $134.60           --               --           --        26.44%
      All contract charges                         --           47          $10,811           --           --
2009  Lowest contract charge 0.00% Class A    $182.73           --               --           --        42.13%
      Highest contract charge 0.60% Class A   $106.45           --               --           --        41.28%
      All contract charges                         --           52          $ 9,201           --           --
2008  Lowest contract charge 0.00% Class A    $128.57           --               --           --       (43.44)%
      Highest contract charge 0.60% Class A   $ 75.35           --               --           --       (43.78)%
      All contract charges                         --           51          $ 6,494           --           --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $218.86           --               --           --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --               --           --        14.41%
      All contract charges                         --          129          $17,782           --           --
2011  Lowest contract charge 0.00% Class B    $189.57           --               --           --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --               --           --        (8.71)%
      All contract charges                         --          133          $16,020           --           --
2010  Lowest contract charge 0.00% Class B    $205.79           --               --           --        26.88%
      Highest contract charge 0.90% Class B   $122.48           --               --           --        25.74%
      All contract charges                         --          153          $19,965           --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2009  Lowest contract charge 0.00% Class B    $162.19           --                --          --        41.78%
      Highest contract charge 0.90% Class B   $ 97.40           --                --          --        40.49%
      All contract charges                         --          167          $ 17,174          --           --
2008  Lowest contract charge 0.00% Class B    $114.40           --                --          --       (43.58)%
      Highest contract charge 0.90% Class B   $ 69.33           --                --          --       (44.08)%
      All contract charges                         --          180          $ 13,058          --           --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $261.60           --                --          --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                --          --        14.13%
      All contract charges                         --           52          $ 10,487        0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                --          --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                --          --       (13.63)%
      All contract charges                         --           52          $  9,552        0.06%          --
2010  Lowest contract charge 0.00% Class A    $262.21           --                --          --        25.23%
      Highest contract charge 0.60% Class A   $164.93           --                --          --        24.48%
      All contract charges                         --           54          $ 11,972        0.80%          --
2009  Lowest contract charge 0.00% Class A    $209.39           --                --          --        44.72%
      Highest contract charge 0.60% Class A   $132.50           --                --          --        43.86%
      All contract charges                         --           51          $  9,941        3.12%          --
2008  Lowest contract charge 0.00% Class A    $144.68           --                --          --       (35.81)%
      Highest contract charge 0.60% Class A   $ 92.10           --                --          --       (36.20)%
      All contract charges                         --           51          $  7,026        0.49%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $171.37           --                --          --        14.82%
      Highest contract charge 0.90% Class B   $155.14           --                --          --        13.78%
      All contract charges                         --          211          $ 34,090        0.37%          --
2011  Lowest contract charge 0.00% Class B    $149.25           --                --          --       (13.33)%
      Highest contract charge 0.90% Class B   $136.35           --                --          --       (14.11)%
      All contract charges                         --          238          $ 33,687        0.06%          --
2010  Lowest contract charge 0.00% Class B    $172.21           --                --          --        24.91%
      Highest contract charge 0.90% Class B   $158.75           --                --          --        23.79%
      All contract charges                         --          291          $ 47,906        0.80%          --
2009  Lowest contract charge 0.00% Class B    $137.87           --                --          --        44.36%
      Highest contract charge 0.90% Class B   $128.24           --                --          --        43.06%
      All contract charges                         --          317          $ 42,070        3.12%          --
2008  Lowest contract charge 0.00% Class B    $ 95.50           --                --          --       (35.97)%
      Highest contract charge 0.90% Class B   $ 89.64           --                --          --       (36.55)%
      All contract charges                         --          331          $ 30,500        0.49%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $226.26           --                --          --         5.33%
      Highest contract charge 0.90% Class A   $229.40           --                --          --         4.38%
      All contract charges                         --          317          $ 91,216        2.25%          --
2011  Lowest contract charge 0.00% Class A    $214.82           --                --          --         5.33%
      Highest contract charge 0.90% Class A   $219.78           --                --          --         4.39%
      All contract charges                         --          335          $ 94,119        2.13%          --
2010  Lowest contract charge 0.00% Class A    $203.94           --                --          --         6.89%
      Highest contract charge 0.90% Class A   $210.54           --                --          --         5.93%
      All contract charges                         --          413          $108,715        2.75%          --
2009  Lowest contract charge 0.00% Class A    $190.79           --                --          --         9.92%
      Highest contract charge 0.90% Class A   $198.75           --                --          --         8.93%
      All contract charges                         --          464          $115,385        4.64%          --
2008  Lowest contract charge 0.00% Class A    $173.57           --                --          --       (23.31)%
      Highest contract charge 0.90% Class A   $182.46           --                --          --       (24.00)%
      All contract charges                         --          503          $116,460        9.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $136.68           --               --           --         5.32%
      Highest contract charge 0.60% Class B   $108.72           --               --           --         4.69%
      All contract charges                         --          153          $17,509         2.25%          --
2011  Lowest contract charge 0.00% Class B    $129.77           --               --           --         5.08%
      Highest contract charge 0.60% Class B   $103.85           --               --           --         4.45%
      All contract charges                         --          160          $17,351         3.87%          --
2010  Lowest contract charge 0.00% Class B    $123.50           --               --           --         6.63%
      Highest contract charge 0.90% Class B   $ 95.76           --               --           --         5.67%
      All contract charges                         --          171          $17,687         2.75%          --
2009  Lowest contract charge 0.00% Class B    $115.82           --               --           --         9.65%
      Highest contract charge 0.90% Class B   $ 90.62           --               --           --         8.66%
      All contract charges                         --          171          $16,486         4.64%          --
2008  Lowest contract charge 0.00% Class B    $105.63           --               --           --       (23.51)%
      Highest contract charge 0.90% Class B   $ 83.40           --               --           --       (24.19)%
      All contract charges                         --          187          $16,482         9.53%          --
MUTLIMANAGER SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $131.78           --               --           --        11.38%
      Highest contract charge 0.90% Class B   $ 85.41           --               --           --        10.38%
      All contract charges                         --           69          $ 7,825           --           --
2011  Lowest contract charge 0.00% Class B    $118.32           --               --           --       (15.68)%
      Highest contract charge 0.90% Class B   $ 77.38           --               --           --       (16.45)%
      All contract charges                         --           68          $ 7,065           --           --
2010  Lowest contract charge 0.00% Class B    $140.33           --               --           --        27.65%
      Highest contract charge 0.90% Class B   $ 92.61           --               --           --        26.51%
      All contract charges                         --           70          $ 8,519           --           --
2009  Lowest contract charge 0.00% Class B    $109.93           --               --           --        34.54%
      Highest contract charge 0.90% Class B   $ 73.21           --               --           --        33.32%
      All contract charges                         --           69          $ 6,549           --           --
2008  Lowest contract charge 0.00% Class B    $ 81.71           --               --           --       (42.11)%
      Highest contract charge 0.90% Class B   $ 54.91           --               --           --       (42.63)%
      All contract charges                         --           48          $ 3,506           --           --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $205.33           --               --           --        16.77%
      Highest contract charge 0.60% Class A   $194.22           --               --           --        16.07%
      All contract charges                         --           61          $12,385         0.59%          --
2011  Lowest contract charge 0.00% Class A    $175.84           --               --           --        (8.79)%
      Highest contract charge 0.60% Class A   $167.33           --               --           --        (9.34)%
      All contract charges                         --           65          $11,397         0.16%          --
2010  Lowest contract charge 0.00% Class A    $192.78           --               --           --        24.82%
      Highest contract charge 0.60% Class A   $184.56           --               --           --        24.07%
      All contract charges                         --           70          $13,507         0.26%          --
2009  Lowest contract charge 0.00% Class A    $154.45           --               --           --        26.73%
      Highest contract charge 0.60% Class A   $148.76           --               --           --        25.97%
      All contract charges                         --           74          $11,427         1.14%          --
2008  Lowest contract charge 0.00% Class A    $121.87           --               --           --       (37.71)%
      Highest contract charge 0.60% Class A   $118.09           --               --           --       (38.08)%
      All contract charges                         --           73          $ 8,899         0.31%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $215.42           --               --           --        16.77%
      Highest contract charge 0.90% Class B   $190.46           --               --           --        15.72%
      All contract charges                         --           73          $14,727         0.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2011  Lowest contract charge 0.00% Class B        $184.48           --               --           --        (9.02)%
      Highest contract charge 0.90% Class B       $164.59           --               --           --        (9.83)%
      All contract charges                             --           80          $13,785         0.16%          --
2010  Lowest contract charge 0.00% Class B        $202.76           --               --           --        24.50%
      Highest contract charge 0.90% Class B       $182.54           --               --           --        23.39%
      All contract charges                             --           94          $17,887         0.26%          --
2009  Lowest contract charge 0.00% Class B        $162.86           --               --           --        26.42%
      Highest contract charge 0.90% Class B       $147.95           --               --           --        25.28%
      All contract charges                             --          108          $16,637         1.14%          --
2008  Lowest contract charge 0.00% Class B        $128.82           --               --           --       (37.86)%
      Highest contract charge 0.90% Class B       $118.09           --               --           --       (38.43)%
      All contract charges                             --          125          $15,267         0.31%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A        $285.13           --               --           --        13.43%
      Highest contract charge 0.60% Class A       $149.27           --               --           --        12.74%
      All contract charges                             --           47          $12,141           --           --
2011  Lowest contract charge 0.00% Class A        $251.38           --               --           --        (4.58)%
      Highest contract charge 0.60% Class A       $132.40           --               --           --        (5.14)%
      All contract charges                             --           51          $12,242           --           --
2010  Lowest contract charge 0.00% Class A        $263.44           --               --           --        18.00%
      Highest contract charge 0.60% Class A       $139.58           --               --           --        17.29%
      All contract charges                             --           51          $12,775           --           --
2009  Lowest contract charge 0.00% Class A        $223.26           --               --           --        58.84%
      Highest contract charge 0.60% Class A       $119.01           --               --           --        57.88%
      All contract charges                             --           55          $11,948           --           --
2008  Lowest contract charge 0.00% Class A        $140.56           --               --           --       (46.96)%
      Highest contract charge 0.60% Class A       $ 75.38           --               --           --       (47.28)%
      All contract charges                             --           51          $ 6,987           --           --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B        $231.80           --               --           --        13.43%
      Highest contract charge 0.90% Class B       $129.35           --               --           --        12.40%
      All contract charges                             --          403          $57,987           --           --
2011  Lowest contract charge 0.00% Class B        $204.36           --               --           --        (4.82)%
      Highest contract charge 0.90% Class B       $115.08           --               --           --        (5.67)%
      All contract charges                             --          465          $59,503           --           --
2010  Lowest contract charge 0.00% Class B        $214.70           --               --           --        17.70%
      Highest contract charge 0.90% Class B       $122.00           --               --           --        16.65%
      All contract charges                             --          502          $68,052           --           --
2009  Lowest contract charge 0.00% Class B        $182.41           --               --           --        58.44%
      Highest contract charge 0.90% Class B       $104.59           --               --           --        57.02%
      All contract charges                             --          577          $68,071           --           --
2008  Lowest contract charge 0.00% Class B        $115.13           --               --           --       (47.08)%
      Highest contract charge 0.90% Class B       $ 66.61           --               --           --       (47.56)%
      All contract charges                             --          551          $40,530           --           --
MUTUAL SHARES SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2 (n)    $116.44           --               --           --        14.24%
      Highest contract charge 0.90% Class 2 (n)   $113.64           --               --           --        13.21%
      All contract charges                             --           91          $ 8,442         2.20%          --
2011  Lowest contract charge 0.00% Class 2 (n)    $101.93           --               --           --        (1.04)%
      Highest contract charge 0.90% Class 2 (n)   $100.38           --               --           --        (1.93)%
      All contract charges                             --           83          $ 8,046         2.49%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                                            ACCUMULATION
                                                                 UNIT     UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                              FAIR VALUE       (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                              ----------  ----------------- ------------ -------------- ---------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
2010   Lowest contract charge 0.00% Class 2(n)                 $103.00            --               --           --        13.77%
       Highest contract charge 0.90% Class 2(n)                $102.36            --               --           --        13.15%
       All contract charges                                         --            73          $ 7,154         0.60%          --
NATURAL RESOURCES PORTFOLIO
       Unit Value 0.00% to 0.00%*
2012   Lowest contract charge 0.00% Class II(a)                $ 78.73            --               --           --        (2.92)%
       Lowest contract charge 0.00% Class II(a)                $ 78.73            --               --           --        (2.92)%
       All contract charges                                         --           175          $13,286           --           --
2011   Lowest contract charge 0.00% Class II(a)                $ 81.10            --               --           --       (19.34)%
       Lowest contract charge 0.00% Class II(a)                $ 81.10            --               --           --       (19.34)%
       All contract charges                                         --           302          $24,330           --           --
2010   Lowest contract charge 0.00% Class II(a)                $100.55            --               --           --        27.48%
       Lowest contract charge 0.00% Class II(a)                $100.55            --               --           --        27.48%
       All contract charges                                         --           383          $38,117         0.07%          --
2009   Lowest contract charge 0.00% Class II(a)                $ 78.88            --               --           --        76.42%
       Lowest contract charge 0.00% Class II(a)                $ 78.88            --               --           --        76.42%
       All contract charges                                         --           367          $28,942         0.28%          --
2008   Lowest contract charge 0.00% Class II(a)                $ 44.71            --               --           --       (55.29)%
       Lowest contract charge 0.00% Class II(a)                $ 44.71            --               --           --       (55.29)%
       All contract charges                                         --           255          $11,418         0.22%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
       Unit Value 0.00% to 0.90%*
2012   Lowest contract charge 0.00% Advisor Share Class(n)     $120.72            --               --           --         5.12%
       Highest contract charge 0.90% Advisor Share Class(n)    $117.82            --               --           --         4.18%
       All contract charges                                         --            88          $10,567         2.47%          --
2011   Lowest contract charge 0.00% Advisor Share Class(n)     $114.84            --               --           --        (7.54)%
       Highest contract charge 0.90% Advisor Share Class(n)    $113.09            --               --           --        (8.38)%
       All contract charges                                         --            69          $ 7,846        14.44%          --
2010   Lowest contract charge 0.00% Advisor Share Class(n)     $124.21            --               --           --        35.40%
       Highest contract charge 0.90% Advisor Share Class(n)    $123.43            --               --           --        34.68%
       All contract charges                                         --            24          $ 2,992         9.67%          --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
       Unit Value 0.00% to 0.90%*
2012   Lowest contract charge 0.00% Advisor Share Class(n)     $127.44            --               --           --         8.65%
       Highest contract charge 0.90% Advisor Share Class(n)    $124.37            --               --           --         7.67%
       All contract charges                                         --           366          $40,719         0.92%          --
2011   Lowest contract charge 0.00% Advisor Share Class(n)     $117.29            --               --           --        11.57%
       Highest contract charge 0.90% Advisor Share Class(n)    $115.51            --               --           --        10.57%
       All contract charges                                         --           263          $26,875         1.76%          --
2010   Lowest contract charge 0.00% Advisor Share Class(n)     $105.13            --               --           --         3.84%
       Highest contract charge 0.90% Advisor Share Class(n)    $104.47            --               --           --         3.27%
       All contract charges                                         --           116          $ 9,350         2.45%          --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
       Unit Value 0.00% to 0.90%*
2012   Lowest contract charge 0.00% Advisor Share Class(n)     $118.59            --               --           --         9.49%
       Highest contract charge 0.90% Advisor Share Class(n)    $115.74            --               --           --         8.51%
       All contract charges                                         --           816          $70,878         2.48%          --
2011   Lowest contract charge 0.00% Advisor Share Class(n)     $108.31            --               --           --         3.51%
       Highest contract charge 0.90% Advisor Share Class(n)    $106.66            --               --           --         2.58%
       All contract charges                                         --           532          $54,786         2.54%          --
2010   Lowest contract charge 0.00% Advisor Share Class(n)     $104.64            --               --           --         3.97%
       Highest contract charge 0.90% Advisor Share Class(n)    $103.98            --               --           --         3.40%
       All contract charges                                         --           367          $37,174         6.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class II(n)    $118.74           --               --           --        16.92%
      Highest contract charge 0.90% Class II(n)   $115.89           --               --           --        15.87%
      All contract charges                             --          111          $13,048         1.98%          --
2011  Lowest contract charge 0.00% Class II(n)    $101.56           --               --           --        (1.01)%
      Highest contract charge 0.90% Class II(n)   $100.02           --               --           --        (1.90)%
      All contract charges                             --           93          $ 9,413         1.61%          --
2010  Lowest contract charge 0.00% Class II(n)    $102.60           --               --           --        16.44%
      Highest contract charge 0.90% Class II(n)   $101.96           --               --           --        15.80%
      All contract charges                             --           52          $ 5,337         1.91%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class II(n)    $154.03           --               --           --        31.00%
      Highest contract charge 0.00% Class II(n)   $154.03           --               --           --        31.00%
      All contract charges                             --           22          $ 2,484           --           --
2011  Lowest contract charge 0.00% Class II(n)    $117.58           --               --           --        10.38%
      Highest contract charge 0.00% Class II(n)   $117.58           --               --           --        10.38%
      All contract charges                             --           23          $ 2,213           --           --
2010  Lowest contract charge 0.00% Class II(n)    $106.52           --               --           --        18.99%
      Highest contract charge 0.00% Class II(n)   $106.52           --               --           --        18.99%
      All contract charges                             --            7          $   769           --           --
TARGET 2015 ALLOCATION
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B(a)     $116.39           --               --           --        10.86%
      Lowest contract charge 0.00% Class B(a)     $116.39           --               --           --        10.86%
      All contract charges                             --            7          $   661         0.31%          --
2011  Lowest contract charge 0.00% Class B(a)     $104.99           --               --           --        (2.81)%
      Lowest contract charge 0.00% Class B(a)     $104.99           --               --           --        (2.81)%
      All contract charges                             --           30          $ 3,123         1.52%          --
2010  Lowest contract charge 0.00% Class B(a)     $108.03           --               --           --        10.73%
      Lowest contract charge 0.00% Class B(a)     $108.03           --               --           --        10.73%
      All contract charges                             --           58          $ 6,259         2.22%          --
2009  Lowest contract charge 0.00% Class B(a)     $ 97.56           --               --           --        20.30%
      Lowest contract charge 0.00% Class B(a)     $ 97.56           --               --           --        20.30%
      All contract charges                             --           37          $ 3,250         6.33%          --
2008  Lowest contract charge 0.00% Class B(a)     $ 81.10           --               --           --       (28.29)%
      Lowest contract charge 0.00% Class B(a)     $ 81.10           --               --           --       (28.29)%
      All contract charges                             --           11          $   878        13.10%          --
TARGET 2025 ALLOCATION
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B(a)     $114.50           --               --           --        12.85%
      Lowest contract charge 0.00% Class B(a)     $114.50           --               --           --        12.85%
      All contract charges                             --           23          $ 1,025         0.27%          --
2011  Lowest contract charge 0.00% Class B(a)     $101.46           --               --           --        (3.91)%
      Lowest contract charge 0.00% Class B(a)     $101.46           --               --           --        (3.91)%
      All contract charges                             --           55          $ 5,145         1.44%          --
2010  Lowest contract charge 0.00% Class B(a)     $105.59           --               --           --        11.94%
      Lowest contract charge 0.00% Class B(a)     $105.59           --               --           --        11.94%
      All contract charges                             --           71          $ 7,295         3.51%          --
2009  Lowest contract charge 0.00% Class B(a)     $ 94.32           --               --           --        23.20%
      Lowest contract charge 0.00% Class B(a)     $ 94.32           --               --           --        23.20%
      All contract charges                             --           18          $ 1,631         5.94%          --
2008  Lowest contract charge 0.00% Class B(a)     $ 76.56           --               --           --       (32.44)%
      Lowest contract charge 0.00% Class B(a)     $ 76.56           --               --           --       (32.44)%
      All contract charges                             --            9          $   658        19.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
TARGET 2035 ALLOCATION
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (a)    $113.37           --               --           --        14.11%
      Lowest contract charge 0.00% Class B (a)    $113.37           --               --           --        14.11%
      All contract charges                             --            8          $   263         0.06%          --
2011  Lowest contract charge 0.00% Class B (a)    $ 99.35           --               --           --        (4.64)%
      Lowest contract charge 0.00% Class B (a)    $ 99.35           --               --           --        (4.64)%
      All contract charges                             --           76          $ 7,180         1.43%          --
2010  Lowest contract charge 0.00% Class B (a)    $104.18           --               --           --        12.73%
      Lowest contract charge 0.00% Class B (a)    $104.18           --               --           --        12.73%
      All contract charges                             --           65          $ 6,616         3.41%          --
2009  Lowest contract charge 0.00% Class B (a)    $ 92.42           --               --           --        25.56%
      Lowest contract charge 0.00% Class B (a)    $ 92.42           --               --           --        25.56%
      All contract charges                             --           14          $ 1,281         6.51%          --
2008  Lowest contract charge 0.00% Class B (a)    $ 73.61           --               --           --       (35.40)%
      Lowest contract charge 0.00% Class B (a)    $ 73.61           --               --           --       (35.40)%
      All contract charges                             --            1          $    97         8.24%          --
TARGET 2045 ALLOCATION
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (a)    $111.22           --               --           --        15.43%
      Lowest contract charge 0.00% Class B (a)    $111.22           --               --           --        15.43%
      All contract charges                             --            9          $   349         0.41%          --
2011  Lowest contract charge 0.00% Class B (a)    $ 96.35           --               --           --        (5.53)%
      Lowest contract charge 0.00% Class B (a)    $ 96.35           --               --           --        (5.53)%
      All contract charges                             --           16          $ 1,148         1.10%          --
2010  Lowest contract charge 0.00% Class B (a)    $101.99           --               --           --        13.28%
      Lowest contract charge 0.00% Class B (a)    $101.99           --               --           --        13.28%
      All contract charges                             --           14          $ 1,246         3.51%          --
2009  Lowest contract charge 0.00% Class B (a)    $ 90.03           --               --           --        27.76%
      Lowest contract charge 0.00% Class B (a)    $ 90.03           --               --           --        27.76%
      All contract charges                             --            3          $   153         3.68%          --
2008  Lowest contract charge 0.00% Class B (a)    $ 70.47           --               --           --       (38.66)%
      Lowest contract charge 0.00% Class B (a)    $ 70.47           --               --           --       (38.66)%
      All contract charges                             --           --          $     8           --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2 (n)    $108.20           --               --           --        13.16%
      Highest contract charge 0.90% Class 2 (n)   $105.60           --               --           --        12.14%
      All contract charges                             --           91          $ 9,640         1.42%          --
2011  Lowest contract charge 0.00% Class 2 (n)    $ 95.62           --               --           --       (15.85)%
      Highest contract charge 0.90% Class 2 (n)   $ 94.17           --               --           --       (16.61)%
      All contract charges                             --           79          $ 7,494         1.03%          --
2010  Lowest contract charge 0.00% Class 2 (n)    $113.63           --               --           --        34.35%
      Highest contract charge 0.90% Class 2 (n)   $112.93           --               --           --        33.61%
      All contract charges                             --           38          $ 4,357         0.10%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2 (n)    $119.95           --               --           --        15.06%
      Highest contract charge 0.90% Class 2 (n)   $117.07           --               --           --        14.03%
      All contract charges                             --          627          $71,476         6.27%          --
2011  Lowest contract charge 0.00% Class 2 (n)    $104.25           --               --           --        (0.87)%
      Highest contract charge 0.90% Class 2 (n)   $102.67           --               --           --        (1.76)%
      All contract charges                             --          558          $56,997         5.42%          --
2010  Lowest contract charge 0.00% Class 2 (n)    $105.16           --               --           --        11.61%
      Highest contract charge 0.90% Class 2 (n)   $104.51           --               --           --        11.00%
      All contract charges                             --          165          $17,145         0.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                             UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                          FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                          ---------- ----------------- ------------ -------------- ---------
TEMPLETON GROWTH SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2(n)              $117.56           --               --           --        21.07%
      Highest contract charge 0.90% Class 2(n)             $114.73           --               --           --        19.97%
      All contract charges                                      --           11          $ 1,364         2.11%          --
2011  Lowest contract charge 0.00% Class 2(n)              $ 97.10           --               --           --        (6.97)%
      Highest contract charge 0.90% Class 2(n)             $ 95.63           --               --           --        (7.81)%
      All contract charges                                      --           10          $ 1,008         1.34%          --
2010  Lowest contract charge 0.00% Class 2(n)              $104.38           --               --           --        19.84%
      Highest contract charge 0.90% Class 2(n)             $103.73           --               --           --        19.19%
      All contract charges                                      --            3          $   326           --           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class S(n)              $100.63           --               --           --         3.10%
      Highest contract charge 0.90% Class S(n)             $ 98.21           --               --           --         2.18%
      All contract charges                                      --          118          $11,742         0.65%          --
2011  Lowest contract charge 0.00% Class S(n)              $ 97.60           --               --           --       (16.69)%
      Highest contract charge 0.90% Class S(n)             $ 96.11           --               --           --       (17.45)%
      All contract charges                                      --          102          $ 9,923         0.63%          --
2010  Lowest contract charge 0.00% Class S(n)              $117.15           --               --           --        42.78%
      Highest contract charge 0.90% Class S(n)             $116.42           --               --           --        41.99%
      All contract charges                                      --           35          $ 4,065           --           --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
      Unit Value 0.60% to 0.60%*
2012  Lowest contract charge 0.60% Investor Share Class    $142.42           --               --           --        15.16%
      Highest contract charge 0.60% Investor Share Class   $142.42           --               --           --        15.16%
      All contract charges                                      --           33          $ 4,681         1.76%          --
2011  Lowest contract charge 0.60% Investor Share Class    $123.67           --               --           --         1.32%
      Highest contract charge 0.60% Investor Share Class   $123.67           --               --           --         1.32%
      All contract charges                                      --           29          $ 3,537         1.67%          --
2010  Lowest contract charge 0.60% Investor Share Class    $122.06           --               --           --        14.22%
      Highest contract charge 0.60% Investor Share Class   $122.06           --               --           --        14.22%
      All contract charges                                      --           51          $ 6,230         1.98%          --
2009  Lowest contract charge 0.60% Investor Share Class    $106.86           --               --           --        25.68%
      Highest contract charge 0.60% Investor Share Class   $106.86           --               --           --        25.68%
      All contract charges                                      --           48          $ 5,109         2.63%          --
2008  Lowest contract charge 0.60% Investor Share Class    $ 85.02           --               --           --       (37.31)%
      Highest contract charge 0.60% Investor Share Class   $ 85.02           --               --           --       (37.31)%
      All contract charges                                      --           48          $ 4,107         5.70%          --

  (a)Units were made available for sale on May 1, 2008.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (c)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (d)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (e)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (f)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (g)Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
  (h)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (i)EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
  (j)Units were made available for sale on May 1, 2009.
  (k)Units were made available for sale on September 11, 2009.
  (l)Units were made available for sale on September 18, 2009.
  (m)Multimanager Aggressive Equity replaced Multimanger Large Cap Growth due to a fund merger on September 17, 2010.
  (n)Units were made available for sale on May 24, 2010.
  (o)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (p)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  (q)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (r)Units were made available on May 2, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

  * Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting of mortality, risk, financial accounting and other expenses for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2012 and 2011.................. F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2012, 2011 and 2010........................................ F-4
  Consolidated Statements of Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2012,
   2011 and 2010........................................................... F-6
  Notes to Consolidated Financial Statements............................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the notes to Consolidated Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2013

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                        2012       2011
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,607 $   31,992
 Mortgage loans on real estate......................................................      5,059      4,281
 Equity real estate, held for the production of income..............................          4         99
 Policy loans.......................................................................      3,512      3,542
 Other equity investments...........................................................      1,643      1,707
 Trading securities.................................................................      2,309        982
 Other invested assets..............................................................      1,828      2,340
                                                                                     ---------- ----------
   Total investments................................................................     47,962     44,943
Cash and cash equivalents...........................................................      3,162      3,227
Cash and securities segregated, at fair value.......................................      1,551      1,280
Broker-dealer related receivables...................................................      1,605      1,327
Deferred policy acquisition costs...................................................      3,728      3,545
Goodwill and other intangible assets, net...........................................      3,673      3,697
Amounts due from reinsurers.........................................................      3,847      3,542
Loans to affiliates.................................................................      1,037      1,041
Guaranteed minimum income benefit reinsurance asset, at fair value..................     11,044     10,547
Other assets........................................................................      5,095      5,340
Separate Accounts' assets...........................................................     94,139     86,419
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  176,843 $  164,908
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   28,263 $   26,033
Future policy benefits and other policyholders liabilities..........................     22,687     21,595
Broker-dealer related payables......................................................        664        466
Customers related payables..........................................................      2,562      1,889
Amounts due to reinsurers...........................................................         75         74
Short-term and long-term debt.......................................................        523        645
Loans from affiliates...............................................................      1,325      1,325
Current and deferred income taxes...................................................      5,172      5,104
Other liabilities...................................................................      3,503      3,815
Separate Accounts' liabilities......................................................     94,139     86,419
                                                                                     ---------- ----------
   Total liabilities................................................................    158,913    147,365
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding.          2          2
 Capital in excess of par value.....................................................      5,992      5,743
 Retained earnings..................................................................      9,125      9,392
 Accumulated other comprehensive income (loss)......................................        317       (297)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,436     14,840
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,494      2,703
                                                                                     ---------- ----------
   Total equity.....................................................................     17,930     17,543
                                                                                     ---------- ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  176,843 $  164,908
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                           2012      2011      2010
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,334  $  3,312  $  3,067
Premiums................................................................      514       533       530
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     (978)    2,374      (284)
 Other investment income (loss).........................................    2,316     2,128     2,260
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    1,338     4,502     1,976
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (96)      (36)     (300)
 Portion of loss recognized in other comprehensive income (loss)........        2         4        18
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (94)      (32)     (282)
 Other investment gains (losses), net...................................       (3)      (15)       98
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (97)      (47)     (184)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,574     3,631     3,702
Increase (decrease) in the fair value of the reinsurance contract asset.      497     5,941     2,350
                                                                         --------  --------  --------
     Total revenues.....................................................    9,160    17,872    11,441
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    2,989     4,360     3,082
Interest credited to policyholders' account balances....................    1,166       999       950
Compensation and benefits...............................................    1,672     2,263     1,953
Commissions.............................................................    1,248     1,195     1,044
Distribution related payments...........................................      367       303       287
Amortization of deferred sales commissions..............................       40        38        47
Interest expense........................................................      108       106       106
Amortization of deferred policy acquisition costs.......................      576     3,620      (326)
Capitalization of deferred policy acquisition costs.....................     (718)     (759)     (655)
Rent expense............................................................      201       240       244
Amortization of other intangible assets.................................       24        24        23
Other operating costs and expenses......................................    1,429     1,359     1,438
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,102    13,748     8,193
                                                                         --------  --------  --------
Earnings (loss) from continuing operations, before income taxes......... $     58  $  4,124  $  3,248
Income tax (expense) benefit............................................      158    (1,298)     (789)
                                                                         --------  --------  --------

Net earnings (loss).....................................................      216     2,826     2,459
 Less: net (earnings) loss attributable to the noncontrolling interest..     (121)      101      (235)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $     95  $  2,927  $  2,224
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012     2011      2010
                                                                               ------  --------  --------
                                                                                      (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  216  $  2,826  $  2,459
                                                                               ------  --------  --------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......    580       366       459
 Defined benefit plans:
   Net gain (loss) arising during year........................................    (82)     (169)     (121)
   Prior service cost arising during year.....................................      1        --        --
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........    106        94        82
     Amortization of net prior service credit included in net periodic cost...      1         1        (1)
                                                                               ------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............     26       (74)      (40)
                                                                               ------  --------  --------
Total other comprehensive income (loss), net of income taxes..................    606       292       419
                                                                               ------  --------  --------

Comprehensive income (loss)...................................................    822     3,118     2,878

 Less: Comprehensive (income) loss attributable to noncontrolling interest....   (113)      122      (228)
                                                                               ------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  709  $  3,240  $  2,650
                                                                               ======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,743      5,593      5,583
 Changes in capital in excess of par value.................................       249        150         10
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,992      5,743      5,593
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     9,392      6,844      4,920
 Net earnings (loss).......................................................        95      2,927      2,224
 Stockholder dividends.....................................................      (362)      (379)      (300)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     9,125      9,392      6,844
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (297)      (610)    (1,036)
 Other comprehensive income (loss).........................................       614        313        426
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       317       (297)      (610)
                                                                            ---------  ---------  ---------

   Total AXA Equitable's equity, end of year...............................    15,436     14,840     11,829
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     2,703      3,118      3,269
 Purchase of AllianceBernstein Units by noncontrolling interest............        --          1          5
 Purchase of noncontrolling interest in consolidated entity................        --        (31)        (5)
 Repurchase of AllianceBernstein Holding units.............................      (145)      (140)      (148)
 Net earnings (loss) attributable to noncontrolling interest...............       121       (101)       235
 Dividends paid to noncontrolling interest.................................      (219)      (312)      (357)
 Other comprehensive income (loss) attributable to noncontrolling interest.        (8)       (21)        (7)
 Other changes in noncontrolling interest..................................        42        189        126
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,494      2,703      3,118
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  17,930  $  17,543  $  14,947
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                              2012     2011      2010
                                                                                            -------  --------  --------
                                                                                                   (IN MILLIONS)
Net earnings (loss)........................................................................ $   216  $  2,826  $  2,459
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................   1,166       999       950
 Universal life and investment-type product policy fee income..............................  (3,334)   (3,312)   (3,067)
 Net change in broker-dealer and customer related receivables/payables.....................     383       266       125
 (Income) loss related to derivative instruments...........................................     978    (2,374)      284
 Change in reinsurance recoverable with affiliate..........................................    (207)     (242)     (233)
 Investment (gains) losses, net............................................................      97        47       184
 Change in segregated cash and securities, net.............................................    (272)     (170)     (124)
 Change in deferred policy acquisition costs...............................................    (142)    2,861      (981)
 Change in future policy benefits..........................................................     876     2,110     1,136
 Change in current and deferred income taxes...............................................    (254)    1,226       803
 Real estate asset write-off charge........................................................      42         5        26
 Change in the fair value of the reinsurance contract asset................................    (497)   (5,941)   (2,350)
 Amortization of deferred compensation.....................................................      22       418       178
 Amortization of deferred sales commission.................................................      40        38        47
 Amortization of reinsurance cost..........................................................      47       211       274
 Other depreciation and amortization.......................................................     157       146       161
 Amortization of other intangibles.........................................................      24        24        23
 Other, net................................................................................    (122)      (76)      111
                                                                                            -------  --------  --------

Net cash provided by (used in) operating activities........................................    (780)     (938)        6
                                                                                            -------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........   3,551     3,435     2,753
 Sales of investments......................................................................   1,951     1,141     3,398
 Purchases of investments..................................................................  (7,893)   (7,970)   (7,068)
 Cash settlements related to derivative instruments........................................    (287)    1,429      (651)
 Change in short-term investments..........................................................      34        16       (53)
 Decrease in loans to affiliates...........................................................       4        --         3
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (66)     (104)      (62)
 Other, net................................................................................      14        25       (25)
                                                                                            -------  --------  --------

Net cash provided by (used in) investing activities........................................  (2,692)   (2,028)   (1,705)
                                                                                            -------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                  (CONTINUED)

                                                                         2012      2011      2010
                                                                       --------  --------  --------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  5,437  $  4,461  $  3,187
   Withdrawals and transfers to Separate Accounts.....................     (982)     (821)     (483)
 Change in short-term financings......................................     (122)      220       (24)
 Change in collateralized pledged liabilities.........................     (288)      989      (270)
 Change in collateralized pledged assets..............................       (5)       99       533
 Capital contribution.................................................      195        --        --
 Shareholder dividends paid...........................................     (362)     (379)     (300)
 Repurchase of AllianceBernstein Holding units........................     (238)     (221)     (235)
 Distribution to noncontrolling interest in consolidated subsidiaries.     (219)     (312)     (357)
 Other, net...........................................................       (9)        2        11
                                                                       --------  --------  --------

Net cash provided by (used in) financing activities...................    3,407     4,038     2,062
                                                                       --------  --------  --------

Change in cash and cash equivalents...................................      (65)    1,072       363
Cash and cash equivalents, beginning of year..........................    3,227     2,155     1,792
                                                                       --------  --------  --------

Cash and Cash Equivalents, End of Year................................ $  3,162  $  3,227  $  2,155
                                                                       ========  ========  ========

Supplemental cash flow information:
 Interest Paid........................................................ $    107  $    107  $    110
                                                                       ========  ========  ========
 Income Taxes (Refunded) Paid......................................... $    271  $     36  $    (27)
                                                                       ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2012 and 2011, the Company's economic interest in AllianceBernstein was 39.5% and 37.3%, respectively. At December 31, 2012 and 2011, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 65.5% and 64.6%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2012 and 2011, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2012 and 2011, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2012 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2012, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $22 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2012," "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                    AS PREVIOUSLY REPORTED      ADJUSTMENT            AS ADJUSTED
                                    --------------------   --------------------  --------------------
                                        DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                    --------------------   --------------------  --------------------
                                       2011        2010       2011       2010       2011       2010
                                    ---------   ---------  ---------  ---------  ---------  ---------
                                                              (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs. $   4,653   $   8,383  $  (1,108) $  (1,880) $   3,545  $   6,503
LIABILITIES:
 Current and deferred income taxes.     5,491       4,315       (387)      (658)     5,104      3,657
EQUITY:
 Retained earnings.................    10,120       8,085       (728)    (1,241)     9,392      6,844
 Accumulated other comprehensive
   income (loss)...................      (304)       (629)         7         19       (297)      (610)
 Total AXA Equitable's equity......    15,561      13,051       (721)    (1,222)    14,840     11,829
 Total equity......................    18,264      16,169       (721)    (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED     ADJUSTMENT AS ADJUSTED
                                                                    --------------  ---------- -----------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $        4,680  $  (1,060) $    3,620
       Capitalization of deferred policy acquisition costs.........         (1,030)       271        (759)
   Earnings (loss) from continuing operations, before income taxes.          3,335        789       4,124
   Income tax (expense) benefit....................................         (1,022)      (276)     (1,298)
   Net earnings (loss).............................................          2,313        513       2,826
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,414        513       2,927

YEAR ENDED DECEMBER 31, 2010
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $          168  $    (494) $     (326)
       Capitalization of deferred policy acquisition costs.........           (916)       261        (655)
   Earnings (loss) from continuing operations, before income taxes.          3,015        233       3,248
   Income tax (expense) benefit....................................           (707)       (82)       (789)
   Net earnings (loss).............................................          2,308        151       2,459
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,073        151       2,224

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                 AS PREVIOUSLY
                                                   REPORTED       ADJUSTMENT     AS ADJUSTED
                                                --------------  --------------  ------------
                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,313  $          513  $      2,826
   Change in deferred policy acquisition costs.          3,650            (789)        2,861
   Change in current and deferred income taxes.            950             276         1,226

YEAR ENDED DECEMBER 31, 2010
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,308  $          151  $      2,459
   Change in deferred policy acquisition costs.           (748)           (233)         (981)
   Change in current and deferred income taxes.            721              82           803

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2012 and 2011, the carrying value of COLI was $715 million and $737 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $52 million for commercial and $2 million and $5 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GWBL and other features is that under-performance of the financial markets could result in GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized interest rate volatility was hedged through December 31, 2012 using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its long term view of interest rates and persistency and proceeded to reduce the size of its GMIB and GMDB interest rate hedges, changed their maturity and began to fully unwind its swaption position hedging exposure to interest rate volatility. AXA Equitable completed the full unwind in early 2013.

   GIB and GWBL and other features and reinsurance contract asset covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the GIB and GWBL and other features which are reported in Policyholder's benefits and the GMIB reinsurance contract asset are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to the Company's existing programs, in first quarter 2012, the Company entered into interest rate swaps related to the Company's GMDB and GMIB block of business issued prior to 2001 to manage exposure to interest rate fluctuations.

   The Company periodically, including during 2012, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   The Company also uses equity and commodity index options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and has equity future derivative contracts specifically to minimize such risk.

   In second quarter 2012, the Company entered into futures and total return swaps on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions covered fees expected to be earned through December 31, 2012 of the current year from the Company's Separate Account products. As of December 31, 2012, all positions had matured.

   At December 31, 2012, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $270 million. At December 31, 2012, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $100 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $7 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2012 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2012 and December 31, 2011, respectively, the Company held $1,165 million and $1,438 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2012, and 2011, respectively, were $5 million and $4 million, for which the Company posted collateral of $5 million in 2012, and held collateral of $3 million in 2011 in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2012, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $25,591 million and $24,534 million or approximately 19.2% and 19.8% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $8,016 million and $7,459 million or approximately 6.0% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2012 and 2011, respectively, the net fair value of freestanding derivative positions is approximately $1,163 million and $1,536 million or approximately 92.2% and 92.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2 million at December 31, 2012 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2012.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 70.3% and 70.2% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 28.4% and 28.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $1,966 million and $1,718 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 1.3% and 1.6% of assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $222 million and $347 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,021 million and $1,088 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other feature's liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $447 million and $688 million at December 31, 2012 and 2011, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2012. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Certain other products such as Access Accounts are held at book value.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL products and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.71% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.71% net of product weighted average Separate Account fees) and 0.0% (-2.29% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in eight quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2012, the average rate of assumed investment yields, excluding policy loans, was 5.15% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and GIB features. The Company previously issued certain variable annuity products with GWBL and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2012, participating policies, including those in the Closed Block, represent approximately 6.2% ($22,418 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $10,110 million, $(2,928) million and $10,117 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2012 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2012. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS       GROSS
                                       AMORTIZED UNREALIZED  UNREALIZED                OTTI
                                         COST      GAINS       LOSSES    FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ------------ ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  20,854 $    2,364 $         20 $  23,198  $         --
 U.S. Treasury, government and agency.     4,664        517            1     5,180            --
 States and political subdivisions....       445         85           --       530            --
 Foreign governments..................       454         76           --       530            --
 Commercial mortgage-backed...........     1,175         16          291       900            13
 Residential mortgage-backed/(1)/.....     1,864         85           --     1,949            --
 Asset-backed/(2)/....................       175         12            5       182             5
 Redeemable preferred stock...........     1,089         60           11     1,138            --
                                       --------- ---------- ------------ ---------  ------------
   Total Fixed Maturities.............    30,720      3,215          328    33,607            18

Equity securities.....................        23          1           --        24            --
                                       --------- ---------- ------------ ---------  ------------

Total at December 31, 2012............ $  30,743 $    3,216 $        328 $  33,631  $         18
                                       ========= ========== ============ =========  ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

                                                    Gross       Gross
                                       Amortized  Unrealized  Unrealized                OTTI
                                         Cost       Gains       Losses    Fair Value in AOCI/(3)/
                                       --------- ------------ ----------- ---------- -----------
                                                             (In Millions)
December 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444 $      1,840 $       147 $  23,137  $        --
 U.S. Treasury, government and agency.     3,598          350          --     3,948           --
 States and political subdivisions....       478           64           2       540           --
 Foreign governments..................       461           65           1       525           --
 Commercial mortgage-backed...........     1,306            7         411       902           22
 Residential mortgage-backed/(1)/.....     1,556           90          --     1,646           --
 Asset-backed/(2)/....................       260           15          11       264            6
 Redeemable preferred stock...........     1,106           38         114     1,030           --
                                       --------- ------------ ----------- ---------  -----------
   Total Fixed Maturities.............    30,209        2,469         686    31,992           28

Equity securities.....................        18            1          --        19           --
                                       --------- ------------ ----------- ---------  -----------

Total at December 31, 2011............ $  30,227 $      2,470 $       686 $  32,011  $        28
                                       ========= ============ =========== =========  ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   3,018 $   3,088
          Due in years two through five..........     5,801     6,333
          Due in years six through ten...........     9,877    11,140
          Due after ten years....................     7,721     8,877
                                                  --------- ---------
             Subtotal............................    26,417    29,438
          Commercial mortgage-backed securities..     1,175       900
          Residential mortgage-backed securities.     1,864     1,949
          Asset-backed securities................       175       182
                                                  --------- ---------
          Total.................................. $  29,631 $  32,469
                                                  ========= =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                   December 31,
                                             -----------------------
                                              2012    2011     2010
                                             ------  ------  -------
                                                  (IN MILLIONS)
Proceeds from sales......................... $  139  $  340  $   840
                                             ======  ======  =======
Gross gains on sales........................ $   13  $    6  $    28
                                             ======  ======  =======
Gross losses on sales....................... $  (12) $   (9) $   (16)
                                             ======  ======  =======
Total OTTI.................................. $  (96) $  (36) $  (300)
Non-credit losses recognized in OCI.........      2       4       18
                                             ------  ------  -------
Credit losses recognized in earnings (loss). $  (94) $  (32) $  (282)
                                             ======  ======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2012     2011
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (332) $  (329)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      54       29
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       --
Impairments recognized this period on securities not previously impaired...............     (62)     (27)
Additional impairments this period on securities previously impaired...................     (32)      (5)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (372) $  (332)
                                                                                        =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                  DECEMBER 31,
                               ------------------
                                 2012      2011
                               --------  --------
                                  (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (12) $    (47)
   All other..................    2,899     1,830
 Equity securities............        1         1
                               --------  --------
Net Unrealized Gains (Losses). $  2,888  $  1,784
                               ========  ========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                  AOCI GAIN
                                                  NET                                               (LOSS)
                                              UNREALIZED                           DEFERRED       RELATED TO
                                                 GAINS                              INCOME      NET UNREALIZED
                                              (LOSSES) ON          POLICYHOLDERS   TAX ASSET      INVESTMENT
                                              INVESTMENTS   DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              ----------- ------  --------------  ----------- ------------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $      (47) $    5  $            6  $       12  $              (24)
Net investment gains (losses) arising during
  the period.................................          5      --              --          --                   5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........         32      --              --          --                  32
   Excluded from Net earnings (loss)/(1)/....         (2)     --              --          --                  (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --      (4)             --          --                  (4)
   Deferred income taxes.....................         --      --              --         (10)                (10)
   Policyholders liabilities.................         --      --              (2)         --                  (2)
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2012................... $      (12) $    1  $            4  $        2  $               (5)
                                              ==========  ======  ==============  ==========  ==================

BALANCE, JANUARY 1, 2011..................... $      (16) $    3  $            2  $        4  $               (7)
Net investment gains (losses) arising during
  the period.................................        (32)     --              --          --                 (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          5      --              --          --                   5
   Excluded from Net earnings (loss)/(1)/....         (4)     --              --          --                  (4)

Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --       2              --          --                   2
   Deferred income taxes.....................         --      --              --           8                   8
   Policyholders liabilities.................         --      --               4          --                   4
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2011................... $      (47) $    5  $            6  $       12  $              (24)
                                              ==========  ======  ==============  ==========  ==================

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                  NET                                                (LOSS)
                                              UNREALIZED                            DEFERRED       RELATED TO
                                                 GAINS                               INCOME      NET UNREALIZED
                                              (LOSSES) ON            POLICYHOLDERS  TAX ASSET      INVESTMENT
                                              INVESTMENTS    DAC      LIABILITIES  (LIABILITY)   GAINS (LOSSES)
                                              ----------- ---------  ------------- -----------  ---------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $     1,831 $    (207) $       (385) $      (433) $           806
Net investment gains (losses) arising during
  the period.................................       1,008        --            --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          59        --            --           --               59
   Excluded from Net earnings (loss)/(1)/....           2        --            --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        28            --           --               28
   Deferred income taxes.....................          --        --            --         (308)            (308)
   Policyholders liabilities.................          --        --          (218)          --             (218)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2012................... $     2,900 $    (179) $       (603) $      (741) $         1,377
                                              =========== =========  ============  ===========  ===============

BALANCE, JANUARY 1, 2011..................... $       889 $    (108) $       (121) $      (232) $           428
Net investment gains (losses) arising during
  the period.................................         915        --            --           --              915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          23        --            --           --               23
   Excluded from Net earnings (loss)/(1)/....           4        --            --           --                4
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --       (99)           --           --              (99)
   Deferred income taxes.....................          --        --            --         (201)            (201)
   Policyholders liabilities.................          --        --          (264)          --             (264)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2011................... $     1,831 $    (207) $       (385) $      (433) $           806
                                              =========== =========  ============  ===========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                         LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                       ----------------------  --------------------  --------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- -----------  ---------- ---------- ---------- ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $      562 $        (5) $      208 $     (15) $      770 $     (20)
 U.S. Treasury, government and agency.        513          (1)         --        --         513        (1)
 States and political subdivisions....         20          --          --        --          20        --
 Foreign governments..................          6          --           2        --           8        --
 Commercial mortgage-backed...........          7          (3)        805      (288)        812      (291)
 Residential mortgage-backed..........         27          --           1        --          28        --
 Asset-backed.........................          8          --          36        (5)         44        (5)
 Redeemable preferred stock...........        143          (1)        327       (10)        470       (11)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    1,286 $       (10) $    1,379 $    (318) $    2,665 $    (328)
                                       ========== ===========  ========== =========  ========== =========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $    1,910 $       (96) $      389 $     (51) $    2,299 $    (147)
 U.S. Treasury, government and agency.        149          --          --        --         149        --
 States and political subdivisions....         --          --          18        (2)         18        (2)
 Foreign governments..................         30          (1)          5        --          35        (1)
 Commercial mortgage-backed...........         79         (27)        781      (384)        860      (411)
 Residential mortgage-backed..........         --          --           1        --           1        --
 Asset-backed.........................         49          --          44       (11)         93       (11)
 Redeemable preferred stock...........        341         (28)        325       (86)        666      (114)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    2,558 $      (152) $    1,563 $    (534) $    4,121 $    (686)
                                       ========== ===========  ========== =========  ========== =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $138 million and $139 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $2,095 million and

   $2,179 million, or 6.8% and 7.2%, of the $30,720 million and $30,209 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $224 million and $455 million at December 31, 2012 and 2011, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, the Company owned $17 million and $23 million in RMBS backed by subprime residential mortgage loans, and $11 million and $13 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2012 and 2011, respectively, the amortized cost of the Company's trading account securities was $2,265 million and $1,014 million with respective fair values of $2,309 million and $982 million. Also at December 31, 2012 and 2011, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $58 million and $48 million and costs of $57 million and $50 million as well as other equity securities with carrying values of $24 million and $19 million and costs of $23 million and $18 million.

   In 2012, 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $69 million, $(42) million and $39 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $126 million and $141 million at December 31, 2012 and 2011, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $7 million and $0 million in 2012, 2011 and 2010, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8 million, $7 million and $0 million in 2012, 2011 and 2010, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 1, 2013, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2012

                                           OUTSTANDING RECORDED INVESTMENT
                                 NUMBER   ----------------------------------
                                OF LOANS  PRE-MODIFICATION POST-MODIFICATION
                                --------- ---------------- -----------------
                                                (DOLLARS IN MILLIONS)
Troubled debt restructurings:
   Agricultural mortgage loans.        -- $             -- $              --
   Commercial mortgage loans...         2              126               126
                                --------- ---------------- -----------------
Total..........................         2 $            126 $             126
                                ========= ================ =================

   There were no default payments on the above loans during 2012.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -----------------------
                                                       2012       2011  2010
                                                    ---------    -----  -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $      32    $  18  $  --
   Charge-offs.....................................        --       --     --
   Recoveries......................................       (24)      (8)    --
   Provision.......................................        26       22     18
                                                    ---------    -----  -----
Ending Balance, December 31,....................... $      34    $  32  $  18
                                                    =========    =====  =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $      34    $  32  $  18
                                                    =========    =====  =====
   Collectively Evaluated for Impairment........... $      --    $  --  $  --
                                                    =========    =====  =====

   Loans Acquired with Deteriorated Credit Quality. $      --    $  --  $  --
                                                    =========    =====  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                              DEBT SERVICE COVERAGE RATIO
                                   -------------------------------------------------
                                                                               LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO  1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- -------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    269  $   21  $   --  $     -- $   27  $   -- $    317
 50% - 70%........................      370      75     619       655     --      --    1,719
 70% - 90%........................       61     102     235       445    131      15      989
 90% plus.........................       --      --      --       156     89     165      410
                                   --------  ------  ------  -------- ------  ------ --------

Total Commercial Mortgage Loans... $    700  $  198  $  854  $  1,256 $  247  $  180 $  3,435
                                   ========  ======  ======  ======== ======  ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    179  $   84  $  211  $    308 $  177  $   49 $  1,008
 50% - 70%........................      122      29     136       188    116      50      641
 70% - 90%........................       --      --      --         1     --       8        9
 90% plus.........................       --      --      --        --     --      --       --
                                   --------  ------  ------  -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    301  $  113  $  347  $    497 $  293  $  107 $  1,658
                                   ========  ======  ======  ======== ======  ====== ========

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                      DEBT SERVICE COVERAGE RATIO
                           --------------------------------------------------
                                                                        LESS   TOTAL
                            GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                           THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/  --------- ------- -------- -------- ------- ------ --------
                                                  (IN MILLIONS)
TOTAL MORTGAGE LOANS/(1)/
 0% - 50%................. $    448  $  105  $    211 $    308 $  204  $   49 $  1,325
 50% - 70%................      492     104       755      843    116      50    2,360
 70% - 90%................       61     102       235      446    131      23      998
 90% plus.................       --      --        --      156     89     165      410
                           --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans...... $  1,001  $  311  $  1,201 $  1,753 $  540  $  287 $  5,093
                           ========  ======  ======== ======== ======  ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                              Debt Service Coverage Ratio
                                   --------------------------------------------------
                                                                                Less   Total
                                    Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                   than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/          --------- ------- -------- -------- ------- ------ --------
                                                          (In Millions)
Commercial Mortgage Loans/(1)/
 0% - 50%......................... $    182  $   --  $     33 $     30 $   31  $   -- $    276
 50% - 70%........................      201     252       447      271     45      --    1,216
 70% - 90%........................       --      41       280      318    213      --      852
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Commercial Mortgage Loans... $    383  $  293  $    844 $    754 $  585  $  117 $  2,976
                                   --------  ------  -------- -------- ------  ------ --------

Agricultural Mortgage Loans/(1)/
 0% - 50%......................... $    150  $   89  $    175 $    247 $  190  $    8 $    859
 50% - 70%........................       68      15       101      158     82      45      469
 70% - 90%........................       --      --        --        1     --       8        9
 90% plus.........................       --      --        --       --     --      --       --
                                   --------  ------  -------- -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    218  $  104  $    276 $    406 $  272  $   61 $  1,337
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans/(1)/
 0% - 50%......................... $    332  $   89  $    208 $    277 $  221  $    8 $  1,135
 50% - 70%........................      269     267       548      429    127      45    1,685
 70% - 90%........................       --      41       280      319    213       8      861
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans.............. $    601  $  397  $  1,120 $  1,160 $  857  $  178 $  4,313
                                   --------  ------  -------- -------- ------  ------ --------

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                          RECORDED
                                                                                         INVESTMENT
                                         90                           TOTAL        (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                        FINANCING               AND
                      DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES            ACCRUING
                      ----- ----- ----------------- ----- -------- ----------- ------------------------------
                                                           (IN MILLIONS)
DECEMBER 31, 2012
 Commercial.......... $  -- $  -- $              -- $  -- $  3,435 $    3,435  $                           --
 Agricultural........     6     1                10    17    1,641      1,658                               9
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
TOTAL MORTGAGE LOANS. $   6 $   1 $              10 $  17 $  5,076 $    5,093  $                            9
                      ===== ===== ================= ===== ======== ==========  ==============================

December 31, 2011
 Commercial.......... $  61 $  -- $              -- $  61 $  2,915 $    2,976  $                           --
 Agricultural........     5     1                 7    13    1,324      1,337                               3
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
Total Mortgage Loans. $  66 $   1 $               7 $  74 $  4,239 $    4,313  $                            3
                      ===== ===== ================= ===== ======== ==========  ==============================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                                                IMPAIRED MORTGAGE LOANS

                                                 UNPAID                        AVERAGE           INTEREST
                                      RECORDED  PRINCIPAL    RELATED           RECORDED           INCOME
                                     INVESTMENT  BALANCE    ALLOWANCE       INVESTMENT/(1)/     RECOGNIZED
                                     ---------- ---------  ----------   ----------------------- ----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          2        2           --                         3        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $        2 $      2   $       --   $                     3 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      170 $    170   $      (34)  $                   178 $      10
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $      170 $    170   $      (34)  $                   178 $      10
                                     ========== ========   ==========   ======================= =========

December 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          5        5           --                         5        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $        5 $      5   $       --   $                     5 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      202 $    202   $      (32)  $                   152 $       8
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $      202 $    202   $      (32)  $                   152 $       8
                                     ========== ========   ==========   ======================= =========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,520 million and $1,587 million, respectively, at December 31, 2012 and 2011. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $0 million and $91 million, respectively, at December 31, 2012 and 2011. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $170 million, $179 million and $173 million, respectively, for 2012, 2011 and 2010.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2012 and 2011, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                                                      DECEMBER 31,
                                                                                     --------------
                                                                                      2012    2011
                                                                                     ------  ------
                                                                                      (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost..................................... $  233  $  584
Investments in securities, generally at fair value..................................     54      51
Cash and cash equivalents...........................................................      8      10
Other assets........................................................................     14      13
                                                                                     ------  ------
Total Assets........................................................................ $  309  $  658
                                                                                     ======  ======

Borrowed funds -- third party....................................................... $  162  $  372
Other liabilities...................................................................     11       6
                                                                                     ------  ------
Total liabilities...................................................................    173     378
                                                                                     ------  ------

Partners' capital...................................................................    136     280
                                                                                     ------  ------
Total Liabilities and Partners' Capital............................................. $  309  $  658
                                                                                     ======  ======

The Company's Carrying Value in These Entities Included Above....................... $   63  $  169
                                                                                     ======  ======

                                                                               2012   2011    2010
                                                                              -----  ------  ------
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  26  $  111  $  110
Net revenues of other limited partnership interests..........................     3       6       3
Interest expense -- third party..............................................    --     (21)    (22)
Other expenses...............................................................   (19)    (61)    (59)
                                                                              -----  ------  ------
Net Earnings (Loss).......................................................... $  10  $   35  $   32
                                                                              =====  ======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $  18  $   20  $   18
                                                                              =====  ======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      FAIR VALUE
                                                -----------------------
                                                                          GAINS (LOSSES)
                                      NOTIONAL     ASSET     LIABILITY      REPORTED IN
                                       AMOUNT   DERIVATIVES DERIVATIVES   EARNINGS (LOSS)
                                      --------- ----------- ----------- -------------------
                                                          (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures............................. $   6,189 $        -- $        2  $            (1,058)
 Swaps...............................       965           2         56                 (320)
 Options.............................     3,492         443        219                   66

Interest rate contracts:/(1)/
 Floors..............................     2,700         291         --                   68
 Swaps...............................    18,239         554        353                  402
 Futures.............................    14,033          --         --                   84
 Swaptions...........................     7,608         502         --                 (220)

Other freestanding contracts:/(1)/
 Foreign currency Contracts..........        81           1         --                   --
                                                                        -------------------
NET INVESTMENT INCOME (LOSS).........                                                  (978)
                                                                        -------------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...........        --      11,044         --                  497

GIB and GWBL and other features/(2)/.        --          --        265                   26
                                      --------- ----------- ----------  -------------------

Balances, December 31, 2012.......... $  53,307 $    12,837 $      895  $              (455)
                                      ========= =========== ==========  ===================

  /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  /(2)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2011

                                                       Fair Value
                                                ------------------------
                                                                            Gains (Losses)
                                      Notional     Asset      Liability       Reported In
                                       Amount   Derivatives  Derivatives    Earnings (Loss)
                                      --------- ------------ ----------- ---------------------
                                                            (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures............................. $   6,443 $         -- $        2  $                 (34)
 Swaps...............................       784           10         21                     33
 Options.............................     1,211           92         85                    (20)

Interest rate contracts:/(1)/
 Floors..............................     3,000          327         --                    139
 Swaps...............................     9,826          503        317                    590
 Futures.............................    11,983           --         --                    849
 Swaptions...........................     7,354        1,029         --                    817

Other freestanding contracts:/(1)/
 Foreign currency contracts..........        38           --         --                     --
                                                                         ---------------------
Net investment income (loss).........                                                    2,374
                                                                         ---------------------

Embedded derivatives:
GMIB reinsurance contracts...........        --       10,547         --                  5,941

GIB and GWBL and other features/(2)/.        --           --        291                   (197)
                                      --------- ------------ ----------  ---------------------

Balances, December 31, 2011.......... $  40,639 $     12,508 $      716  $               8,118
                                      ========= ============ ==========  =====================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholder liabilities.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                     2012          2011         2010
                                   --------  ---------------  --------
                                              (IN MILLIONS)
Fixed maturities.................. $  1,529  $         1,555  $  1,616
Mortgage loans on real estate.....      264              241       231
Equity real estate................       14               19        20
Other equity investments..........      189              116       111
Policy loans......................      226              229       234
Short-term investments............       15                5        11
Derivative investments............     (978)           2,374      (284)
Broker-dealer related receivables.       14               13        12
Trading securities................       85              (29)       49
Other investment income...........       33               37        36
                                   --------  ---------------  --------
   Gross investment income (loss).    1,391            4,560     2,036

Investment expenses...............      (50)             (55)      (56)
Interest expense..................       (3)              (3)       (4)
                                   --------  ---------------  --------

Net Investment Income (Loss)...... $  1,338  $         4,502  $  1,976
                                   ========  ===============  ========

   For 2012, 2011 and 2010, respectively, Net investment income (loss) from derivatives included $232 million, $1,303 million and $(968) million of realized gains (losses) on contracts closed during those periods and $746 million, $1,071 million and $684 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                 2012    2011     2010
                                ------  ------  -------
                                     (IN MILLIONS)
Fixed maturities............... $  (89) $  (29) $  (200)
Mortgage loans on real estate..     (7)    (14)     (18)
Other equity investments.......    (13)     (4)      34
Other..........................     12      --       --
                                ------  ------  -------
Investment Gains (Losses), Net. $  (97) $  (47) $  (184)
                                ======  ======  =======

   For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,472 million at December 31, 2012 and 2011, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2012 and 2011, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $561 million at December 31, 2012 and 2011, respectively and the accumulated amortization of these intangible assets was $360 million and $336 million at December 31, 2012 and 2011, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $23 million and $24 million for 2012, 2011 and 2010, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2012 and 2011, respectively, net deferred sales commissions totaled $95 million and $60 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2012 net asset balance for each of the next five years is $39 million, $26 million, $20 million, $9 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2012, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of

   $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                              DECEMBER 31,
                                                                                                            -----------------
                                                                                                              2012     2011
                                                                                                            -------- --------
                                                                                                              (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.......................................... $  7,942 $  8,121
Policyholder dividend obligation...........................................................................      373      260
Other liabilities..........................................................................................      192       86
                                                                                                            -------- --------
Total Closed Block liabilities.............................................................................    8,507    8,467
                                                                                                            -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,245 and $5,342)..................    5,741    5,686
Mortgage loans on real estate..............................................................................    1,255    1,205
Policy loans...............................................................................................    1,026    1,061
Cash and other invested assets.............................................................................        2       30
Other assets...............................................................................................      232      207
                                                                                                            -------- --------
Total assets designated to the Closed Block................................................................    8,256    8,189
                                                                                                            -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block..............................      251      278

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(47) and $(33)
   and policyholder dividend obligation of $(373) and $(260)...............................................       87       62
                                                                                                            -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.......................... $    338 $    340
                                                                                                            ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                        2012          2011         2010
                                       ------  -----------------  ------
                                                 (IN MILLIONS)
REVENUES:
Premiums and other income............. $  316  $             354  $  365
Investment income (loss)..............    420                438     468
Net investment gains (losses).........     (9)               (10)    (23)
                                       ------  -----------------  ------
Total revenues........................    727                782     810
                                       ------  -----------------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.    724                757     776
Other operating costs and expenses....     --                  2       2
                                       ------  -----------------  ------
Total benefits and other deductions...    724                759     778
                                       ------  -----------------  ------

Net revenues, before income taxes.....      3                 23      32
Income tax (expense) benefit..........     (1)                (8)    (11)
                                       ------  -----------------  ------
Net Revenues (Losses)................. $    2  $              15  $   21
                                       ======  =================  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2012   2011
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  260 $  119
Unrealized investment gains (losses).    113    141
                                      ------ ------
Balances, End of year................ $  373 $  260
                                      ====== ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2012    2011
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  718  $  772
Contractholder bonus interest credits deferred.     30      34
Amortization charged to income.................   (127)    (88)
                                                ------  ------
Balance, End of Year........................... $  621  $  718
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 ---------  --------- --------- ----------
                                                               (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       6  $  22,837 $     355 $   23,198
       U.S. Treasury, government and agency.....        --      5,180        --      5,180
       States and political subdivisions........        --        480        50        530
       Foreign governments......................        --        511        19        530
       Commercial mortgage-backed...............        --         --       900        900
       Residential mortgage-backed/(1)/.........        --      1,940         9      1,949
       Asset-backed/(2)/........................        --         69       113        182
       Redeemable preferred stock...............       242        881        15      1,138
                                                 ---------  --------- --------- ----------
          Subtotal..............................       248     31,898     1,461     33,607
                                                 ---------  --------- --------- ----------
   Other equity investments.....................        78         --        77        155
   Trading securities...........................       446      1,863        --      2,309
   Other invested assets:
       Short-term investments...................        --         98        --         98
       Swaps....................................        --        148        --        148
       Futures..................................        (2)        --        --         (2)
       Options..................................        --        224        --        224
       Floors...................................        --        291        --        291
       Swaptions................................        --        502        --        502
                                                 ---------  --------- --------- ----------
          Subtotal..............................        (2)     1,263        --      1,261
                                                 ---------  --------- --------- ----------
Cash equivalents................................     2,289         --        --      2,289
Segregated securities...........................        --      1,551        --      1,551
GMIB reinsurance contracts......................        --         --    11,044     11,044
Separate Accounts' assets.......................    90,751      2,775       224     93,750
                                                 ---------  --------- --------- ----------
       Total Assets............................. $  93,810  $  39,350 $  12,806 $  145,966
                                                 =========  ========= ========= ==========

LIABILITIES
GIB and GWBL and other features' liability......        --         --       265        265
                                                 ---------  --------- --------- ----------
       Total Liabilities........................ $      --  $      -- $     265 $      265
                                                 =========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2011

                                                  Level 1    Level 2   Level 3      Total
                                                 ---------  --------- ---------  ----------
                                                                (In Millions)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7  $  22,698 $     432  $   23,137
       U.S. Treasury, government and agency.....        --      3,948        --       3,948
       States and political subdivisions........        --        487        53         540
       Foreign governments......................        --        503        22         525
       Commercial mortgage-backed...............        --         --       902         902
       Residential mortgage-backed/(1)/.........        --      1,632        14       1,646
       Asset-backed/(2)/........................        --         92       172         264
       Redeemable preferred stock...............       203        813        14       1,030
                                                 ---------  --------- ---------  ----------
          Subtotal..............................       210     30,173     1,609      31,992
                                                 ---------  --------- ---------  ----------
   Other equity investments.....................        66         --        77         143
   Trading securities...........................       457        525        --         982
   Other invested assets:
       Short-term investments...................        --        132        --         132
       Swaps....................................        --        177        (2)        175
       Futures..................................        (2)        --        --          (2)
       Options..................................        --          7        --           7
       Floors...................................        --        327        --         327
       Swaptions................................        --      1,029        --       1,029
                                                 ---------  --------- ---------  ----------
          Subtotal..............................        (2)     1,672        (2)      1,668
                                                 ---------  --------- ---------  ----------
Cash equivalents................................     2,475         --        --       2,475
Segregated securities...........................        --      1,280        --       1,280
GMIB reinsurance contracts......................        --         --    10,547      10,547
Separate Accounts' assets.......................    83,672      2,532       215      86,419
                                                 ---------  --------- ---------  ----------
       Total Assets............................. $  86,878  $  36,182 $  12,446  $  135,506
                                                 =========  ========= =========  ==========

LIABILITIES
GIB and GWBL and other features' liability...... $      --  $      -- $     291  $      291
                                                 ---------  --------- ---------  ----------
       Total Liabilities........................ $      --  $      -- $     291  $      291
                                                 =========  ========= =========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

                                                                    LEVEL 3 INSTRUMENTS
                                                                  FAIR VALUE MEASUREMENTS
                                                ----------------------------------------------------------
                                                          STATE AND
                                                          POLITICAL         COMMERCIAL RESIDENTIAL
                                                            SUB-    FOREIGN MORTGAGE-   MORTGAGE-   ASSET-
                                                CORPORATE DIVISIONS  GOVTS    BACKED     BACKED     BACKED
                                                --------- --------- ------- ---------- ----------- -------
                                                                       (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $    432  $     53  $   22  $     902  $       14  $   172
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        2        --      --          2          --       --
       Investment gains (losses), net..........        4        --      --       (105)         --       --
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal......................................        6        --      --       (103)         --       --
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       15        (1)     --        128          --        4
Purchases......................................       --        --      --         --          --       --
Issuances......................................       --        --      --         --          --       --
Sales..........................................      (47)       (2)     --        (27)         (5)     (25)
Settlements....................................       --        --      --         --          --       --
Transfers into Level 3/(2)/....................       17        --      --         --          --       --
Transfers out of Level 3/(2)/..................      (68)       --      (3)        --          --      (38)
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2012/(1)/................ $    355  $     50  $   19  $     900  $        9  $   113
                                                ========  ========  ======  =========  ==========  =======

BALANCE, JANUARY 1, 2011....................... $    320  $     49  $   21  $   1,103  $       --  $   148
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        1        --      --          2          --       --
       Investment gains (losses), net..........       --        --      --        (30)         --        1
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal...................................... $      1  $     --  $   --  $     (28) $       --  $     1
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       (2)        5      (1)       (34)         (1)       2
Purchases......................................      117        --       1         --          --       21
Sales..........................................      (52)       (2)     --       (139)         (5)     (33)
Transfers into Level 3/(2)/....................      100         1       1         --          20       33
Transfers out of Level 3/(2)/..................      (52)       --      --         --          --       --
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2011/(1)/................ $    432  $     53  $   22  $     902  $       14  $   172
                                                ========  ========  ======  =========  ==========  =======

  /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                      GWBL
                                                   REDEEMABLE          OTHER           OTHER      GMIB     SEPARATE AND OTHER
                                                   PREFERRED          EQUITY          INVESTED REINSURANCE ACCOUNTS FEATURES
                                                     STOCK        INVESTMENTS/(1)/     ASSETS     ASSET     ASSETS  LIABILITY
                                                  -----------  ---------------------  -------- ----------- -------- ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       --          --       --         --
     Investment gains (losses), net..............          --                     --       --          --        8         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --         315       --         --
     Policyholders' benefits.....................          --                     --       --          --       --        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................          --                     --       --         315        8        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................           1                     --        2          --       --         --
Purchases........................................          --                     --       --         182        6         51
Issuances........................................          --                     --       --          --       --         --
Sales............................................          --                     --       --          --       (2)        --
Settlements......................................          --                     --       --          --       (3)        --
Transfers into Level 3/(2)/......................          --                     --       --          --       --         --
Transfers out of Level 3/(2)/....................          --                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2012....................... $        15  $                  77  $    --  $   11,044  $   224  $     265
                                                  ===========  =====================  =======  ==========  =======  =========

BALANCE, JANUARY 1, 2011......................... $         2  $                  73  $    --  $    4,606  $   207  $      94
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       (2)         --       --         --
     Investment gains (losses), net..............          --                      1       --          --       --         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --       5,737       17         --
     Policyholders' benefits.....................          --                     --       --          --       --        176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................ $        --  $                   1  $    (2) $    5,737  $    17  $     176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................          (1)                     6       --          --       --         --
Purchases........................................          --                      2       --         204        4         21
Sales............................................          (2)                    (5)      --          --      (11)        --
Settlements......................................          --                     --       --          --       (2)        --
Transfers into Level 3/(2)/......................          15                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2011....................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
                                                  ===========  =====================  =======  ==========  =======  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

                                                                 EARNINGS (LOSS)
                                                   -------------------------------------------
                                                                               INCREASE
                                                      NET     INVESTMENT   (DECREASE) IN THE
                                                   INVESTMENT   GAINS        FAIR VALUE OF              POLICY-
                                                     INCOME   (LOSSES),       REINSURANCE               HOLDERS'
                                                     (LOSS)      NET           CONTRACTS         OCI    BENEFITS
                                                   ---------- ---------- --------------------- ------  ----------
                                                                            (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $   14  $       --
          State and political
            subdivisions..........................         --        --                     --     (1)         --
          Foreign governments.....................         --        --                     --      1          --
          Commercial mortgage-
            backed................................         --        --                     --    124          --
          Asset-backed............................         --        --                     --      3          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     --          --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  141  $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                    497     --          --
       Separate Accounts' assets..................         --         8                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --          26
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $       8  $                 497 $  141  $       26
                                                   ========== =========  ===================== ======  ==========
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $    1  $       --
          State and political
            subdivisions..........................         --        --                     --      5          --
          Foreign governments.....................         --        --                     --     (1)         --
          Commercial mortgage-
            backed................................         --        --                     --    (40)         --
          Asset-backed............................         --        --                     --      2          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     (2)         --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  (35) $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                  5,941     --          --
       Separate Accounts' assets..................         --        18                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --        (197)
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $      18  $               5,941 $  (35) $     (197)
                                                   ========== =========  ===================== ======  ==========

  /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                         FAIR         VALUATION                  SIGNIFICANT
                                         VALUE        TECHNIQUE               UNOBSERVABLE INPUT                 RANGE
                                        ------- --------------------- ----------------------------------   -----------------
                                                                          (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $    94 Matrix pricing model   Spread over the industry-specific
                                                                                   benchmark yield curve   125 BPS - 650 BPS
----------------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..........     889 Discounted Cash flow               Constant default rate     3.0% - 25.0%
                                                                                  Probability of default         55.0%
                                                                                           Loss severity         49.0%
                                                                                           Discount rate    3.72% - 13.42%
----------------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.........       1 Matrix pricing model     Spread over U.S. Treasury curve        46 BPS
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed........................       8 Matrix pricing model     Spread over U.S. Treasury curve   30 BPS - 695 BPS
----------------------------------------------------------------------------------------------------------------------------

   Other equity investments............      38 Market comparable                       Revenue multiple     0.6X - 62.5X
                                                  companies                                 R&D multiple     1.0X - 30.6X
                                                                                           Discount rate         18.0%
                                                                                          Discount years         1 - 2
                                                                      Discount for lack of marketability
                                                                                        and risk factors     40.0% - 60.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets..............     194 Third party appraisal                Capitalization rate         5.5%
                                                                                Exit capitalization rate         6.6%
                                                                                           Discount rate         7.7%

                                             22 Discounted cash flow     Spread over U.S. Treasury curve   275 BPS - 586 BPS
                                                                                          Inflation rate      2.0% - 3.0%
                                                                                         Discount factor      1.0% - 2.0%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.............  11,044 Discounted Cash flow                         Lapse Rates      1.5% - 8.0%
                                                                                        Withdrawal Rates      0.2% - 8.0%
                                                                                  GMIB Utilization Rates      0.0% - 15.0%
                                                                                    Non-performance risk    13 BPS - 45 BPS
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/......................... $   205 Discounted Cash flow                         Lapse Rates      1.0% - 8.0%
                                                                                        Withdrawal Rates      0.0% - 7.0%
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

   Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 DECEMBER 31, 2012
                                                 --------------------------------------------------
                                                                         FAIR VALUE
                                                 CARRYING -----------------------------------------
                                                  VALUE      LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                                 -------- -------------- -------- -------- --------
                                                                   (IN MILLIONS)

Mortgage loans on real estate................... $  5,059 $           -- $     -- $  5,249 $  5,249
Other limited partnership interests.............    1,514             --       --    1,514    1,514
Loans to affiliates.............................    1,037             --      784      402    1,186
Policyholders liabilities: Investment contracts.    2,494             --       --    2,682    2,682
Long-term debt..................................      200             --      236       --      236
Loans from affiliates...........................    1,325             --    1,676       --    1,676

                                                    December 31, 2011
                                                 -----------------------
                                                 Carrying
                                                  Value     Fair Value
                                                 -------- --------------
                                                      (In Millions)

Mortgage loans on real estate................... $  4,281 $        4,432
Other limited partnership interests.............    1,582          1,582
Loans to affiliates.............................    1,041          1,097
Policyholders liabilities: Investment contracts.    2,549          2,713
Long-term debt..................................      200            220
Loans from affiliates...........................    1,325          1,485

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

     . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2010... $  1,087  $  1,558  $  2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011.    1,593     4,130     5,723
 Paid guarantee benefits.....     (288)      (77)     (365)
 Other changes in reserve....      467       508       975
                              --------  --------  --------
Balance at December 31, 2012. $  1,772  $  4,561  $  6,333
                              ========  ========  ========

     Related GMDB reinsurance ceded amounts were:

                                      GMDB
                              ---------------------
                                  (IN MILLIONS)

Balance at January 1, 2010...
                              $                 405
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   209
                              ---------------------
Balance at December 31, 2010.                   533
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   264
                              ---------------------
Balance at December 31, 2011.                   716
   Paid guarantee benefits...                  (127)
   Other changes in reserve..                   255
                              ---------------------
Balance at December 31, 2012. $                 844
                              =====================

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM    RATCHET    ROLL-UP       COMBO        TOTAL
                                                       ---------  --------  -----------  -----------  -----------
                                                                          (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $  12,817  $    223  $       102  $       467  $    13,609
   Separate Accounts.................................. $  30,349  $  7,419  $     3,722  $    34,536  $    76,026
 Net amount at risk, gross............................ $     756  $    784  $     2,722  $    13,931  $    18,193
 Net amount at risk, net of amounts reinsured......... $     756  $    480  $     1,843  $     5,617  $     8,696
 Average attained age of contractholders..............      48.5      63.8         69.4         64.6         52.9
 Percentage of contractholders over age 70............       8.1%     29.3%        49.9%        30.8%        14.8%
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

GMIB:
 Account values invested in:
   General Account....................................       N/A       N/A  $        23  $       562  $       585
   Separate Accounts..................................       N/A       N/A  $     2,488  $    46,378  $    48,866
 Net amount at risk, gross............................       N/A       N/A  $     1,995  $    10,208  $    12,203
 Net amount at risk, net of amounts reinsured.........       N/A       N/A  $       593  $     2,753  $     3,346
 Weighted average years remaining until annuitization.       N/A       N/A          0.3          4.4          4.2
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

   The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2012      2011
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  52,633 $  46,207
Fixed income.     3,748     3,810
Balanced.....    19,102    19,525
Other........       543       652
              --------- ---------
Total........ $  76,026 $  70,194
              ========= =========

GMIB:
Equity....... $  33,361 $  29,819
Fixed income.     2,335     2,344
Balanced.....    12,906    13,379
Other........       264       345
              --------- ---------
Total........ $  48,866 $  45,887
              ========= =========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  --------
                                          (IN MILLIONS)

Balance at January 1, 2010... $           255  $      (174) $     81
 Other changes in reserves...             120          (57)       63
                              ---------------  -----------  --------
Balance at December 31, 2010.             375         (231)      144
 Other changes in reserves...              95          (31)       64
                              ---------------  -----------  --------
Balance at December 31, 2011.             470         (262)      208
 Other changes in reserves...              86          (48)       38
                              ---------------  -----------  --------
Balance at December 31, 2012. $           556  $      (310) $    246
                              ===============  ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                     2012    2011    2010
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  873  $  908  $  903
Reinsurance assumed................................................    219     210     213
Reinsurance ceded..................................................   (578)   (585)   (586)
                                                                    ------  ------  ------
Premiums........................................................... $  514  $  533  $  530
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  234  $  221  $  210
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  667  $  510  $  536
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2012  2011  2010
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  16 $  24 $  30
Incurred benefits related to prior years..    14    18    10
                                           ----- ----- -----
Total Incurred Benefits................... $  30 $  42 $  40
                                           ===== ===== =====
Benefits paid related to current year..... $  21 $  15 $  12
Benefits paid related to prior years......    16    24    30
                                           ----- ----- -----
Total Benefits Paid....................... $  37 $  39 $  42
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2012   2011
                                                                           ------ ------
                                                                           (IN MILLIONS)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%). $  323 $  445
                                                                           ------ ------
Total short-term debt.....................................................    323    445
                                                                           ------ ------

Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  523 $  645
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12 million, as of December 31, 2012). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2012, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2012 and 2011, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2012, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company ("MONY Life") and MONY Life Insurance Company of America ("MLOA"), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

   In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                               2012   2011   2010
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  886 $  840 $  778
Distribution revenues........................    401    352    339
Other revenues -- shareholder servicing fees.     89     92     93
Other revenues -- other......................      5      6      5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2012    2011    2010
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   40  $   41  $   37
Interest cost.................    109     122     129
Expected return on assets.....   (146)   (120)   (115)
Actuarial (gains) loss........      1      --      --
Net amortization..............    164     145     125
Plan amendments and additions.     --      --      13
                               ------  ------  ------
Net Periodic Pension Expense.. $  168  $  188  $  189
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2012      2011
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,626  $  2,424
Service cost....................................       32        30
Interest cost...................................      109       122
Actuarial (gains) losses........................      219       229
Benefits paid...................................     (187)     (179)
Plan amendments and additions...................       (2)       --
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,797  $  2,626
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2012      2011
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  2,093  $  1,529
Actual return on plan assets.........................      231        77
Contributions........................................      265       672
Benefits paid and fees...............................     (193)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,396     2,093
PBO..................................................    2,797     2,626
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (401) $   (533)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2012     2011
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,650 $  1,679
Unrecognized prior service cost (credit).        4        7
                                          -------- --------
 Total................................... $  1,654 $  1,686
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

                                 DECEMBER 31,
                                 ------------
                                  2012   2011
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.8%  52.4%
Equity Securities...............  36.5   36.3
Equity real estate..............   8.4    9.3
Cash and short-term investments.   2.3    2.0
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2012:                     ------- -------- ------- --------
ASSET CATEGORIES                                 (IN MILLIONS)
Fixed Maturities:
 Corporate............................ $   --  $    849 $   --  $    849
 U.S. Treasury, government and agency.     --       410     --       410
 States and political subdivisions....     --        18     --        18
 Other structured debt................     --        --      5         5
Common and preferred equity...........    751        62     --       813
Mutual funds..........................     35        --     --        35
Private real estate investment funds..     --        --      3         3
Private real estate investment trusts.     --        11    197       208
Cash and cash equivalents.............     25        --     --        25
Short-term investments................     --        30     --        30
                                       ------  -------- ------  --------
 Total................................ $  811  $  1,380 $  205  $  2,396
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2011:                     ------- -------- ------- --------
Asset Categories                                 (In Millions)
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private investment trusts.............     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

   At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     --------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2012.......................... $            6  $        4  $     183  $    --  $  193
Actual return on plan assets:
 Relating to assets still held at December 31, 2012.             --          --         14       --      14
 Purchases/issues...................................             --          --         --       --      --
 Sales/settlements..................................             (1)         (1)        --       --      (2)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2012........................ $            5  $        3  $     197  $    --  $  205
                                                     ==============  ==========  =========  =======  ======

Balance at January 1, 2011.......................... $            6  $       13  $     163  $    --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.             --           3         20       --      23
 Purchases/issues...................................             --          --         --        1       1
 Sales/settlements..................................             --         (12)        --       (1)    (13)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2011........................ $            6  $        4  $     183  $    --  $  193
                                                     ==============  ==========  =========  =======  ======

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

                                                                           2012  2011
                                                                           ----  ----

Discount rates:
 Benefit obligation....................................................... 3.50% 4.25%
 Periodic cost............................................................ 4.25% 5.25%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

                         PENSION
                        BENEFITS
                   --------------------
                      (IN MILLIONS)

2013.............. $                193
2014..............                  203
2015..............                  202
2016..............                  200
2017..............                  197
Years 2018 - 2022.                  936

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $194 million, $416 million and $199 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $11 million.

   On April 12, 2012, cash distributions of approximately $9 million were made to AXA Equitable active and former employees in settlement of 539,406 performance units, representing 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. The remaining earned performance units vest with continued service to March 19, 2013, the third anniversary of the date of grant, with limited exception for retirement, death, or disability, and will be valued using the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars at the Euro to U.S. dollar exchange rate on March 18, 2013. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of that settlement.

   On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $11 million and $2 million, respectively.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $620,000, $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   For 2012, 2011 and 2010, the Company recognized compensation costs of $24 million, $2 million and $16 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2012 and 2011 was $58 million and $24 million, respectively. Approximately 4,968,118 outstanding performance units are at risk to achievement of 2012 performance criteria, primarily representing the grant of March 16, 2012 for which cumulative average 2012-2013 performance targets will determine the number of performance units earned and including one-half of the award granted on March 18, 2011.

   Option Plans. On March 16, 2012, approximately 900,790 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,426 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2012, the expense associated with the March 16, 2012 grant of options was approximately $790,754.

   On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $1 million and $2 million, respectively.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $662,000, $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2012 follows:

                                                                          Options Outstanding
                                             ---------------------------------------------------------------------------
                                                                                                  AllianceBernstein Holding
                                                  AXA Ordinary Shares          AXA ADRs/(3)/               Units
                                             ---------------------------   ---------------------- ----------------------
                                                              Weighted                   Weighted                 Weighted
                                                Number        Average         Number     Average     Number       Average
                                              Outstanding     Exercise      Outstanding  Exercise  Outstanding    Exercise
                                             (In Millions)     Price       (In Millions)  Price   (In Millions)    Price
                                             ------------- -------------   ------------- -------- -------------  --------

Options outstanding at January 1, 2012......        18.1   (Euro)  19.40           7.6   $  18.47         9.0    $  39.63
Options granted.............................         1.2   (Euro)  12.68            --   $     --         0.1    $  14.58
Options exercised...........................        (0.1)  (Euro)  10.09          (1.1)  $  12.04          --    $     --
Options forfeited, net......................        (1.1)  (Euro)  19.46          (1.5)  $  18.19          --    $     --
Options expired.............................          --              --            --         --        (0.5)   $  32.34
                                              ----------                    ----------              ---------
Options Outstanding at December 31, 2012....        18.1   (Euro)  21.00           5.0   $  20.01         8.6    $  39.77
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        5.17                          1.62                    5.8
                                              ==========                    ==========              =========
Options Exercisable at December 31, 2012....        12.8   (Euro)  23.94           5.0   $  20.03         4.2       33.85
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        4.06                          1.60                    5.7
                                              ==========                    ==========              =========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2012 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2012 was $14 million. The intrinsic value related to employee and financial professional exercises of stock options during 2012, 2011 and 2010 were $5 million, $3 million and $3 million, respectively, resulting in amounts currently deductible for tax purposes of $2 million, $1 million and $1 million, respectively, for the periods then ended. In 2012, 2011 and 2010, windfall tax benefits of approximately $2 million, $1 million and $1 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2012, AXA Financial held 534,628 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.22 per share, of which approximately 436,695 were designated to fund future exercises of outstanding stock options and approximately 97,933 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2012, 2011 and 2010, respectively.

                                                          AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      --------------------------  ------------------------------
                                                        2012      2011     2010     2012     2011       2010
                                                      --------  -------  -------  -------  -------  ------------
Dividend yield.......................................     7.54%    7.00%    6.98%    6.20%    5.40%  7.2 - 8.2%
Expected volatility..................................    39.89%   33.90%    36.5%   49.20%   47.30% 46.2 - 46.6%
Risk-free interest rates.............................     1.80%    3.13%    2.66%    0.70%     1.9%  2.2 - 2.3%
Expected life in years...............................      5.6      6.4      6.4      6.0      6.0       6.0
Weighted average fair value per option at grant date. $   2.48  $  2.49  $  3.54  $  3.67  $  5.98  $       6.18

   For 2012, 2011 and 2010, the Company recognized compensation costs for employee stock options of $9 million, $26 million, and $16 million, respectively. As of December 31, 2012, approximately $2 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $13 million, $378 million and $149 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2012, approximately 19 million restricted shares and Holding units remain unvested. At December 31, 2012, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.0 years.

   The following table summarizes unvested restricted stock activity for 2012.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2012...  243,572    $  30.22
Granted..........................   27,218    $  13.23
Vested...........................   93,789    $  30.93
Forfeited........................       --          --
                                   -------
Unvested as of December 31, 2012.  177,001    $  27.23
                                   =======

   Restricted stock vested in 2012, 2011 and 2010 had aggregate vesting date fair values of approximately $1 million, $2 million and $2 million, respectively.

   SARs. For 2012, 2011 and 2010, respectively, 352,158, 113,210 and 24,101
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2012, 2011 and 2010 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.05 -- 33.78 Euros, 10.71 -- 14.96 Euros and 15.43 Euros, respectively, as of the date of exercise. At December 31, 2012, 840,324 SARs were outstanding, having weighted average remaining contractual term of 7.0 years. The accrued value of SARs at December 31, 2012 and 2011 was $538,928 and $136,667, respectively, and recorded as liabilities in the consolidated balance sheets. For 2012, 2011 and 2010, the Company recorded compensation expense (credit) for SARs of $(402,262), $(87,759) and $(865,661), respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2012, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2012. Eligible employees could reserve a share purchase during the reservation period from August 31, 2012 through September 17, 2012 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from October 26, 2012 through October 31, 2012. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2012 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $12.29 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 17.19% formula discounted price of $12.71 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2012 which is July 2, 2017. All subscriptions became binding and irrevocable at October 31, 2012.

   The Company recognized compensation expense of $18 million in 2012, $9 million in 2011 and $17 million in 2010 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2012, 2011 and 2010 primarily invested under Investment Option B for the purchase of approximately 9 million, 9 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $537,914.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, the Company recognized compensation expense of approximately $1 million and $2 million in respect of this grant of AXA Miles.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense for 2012, 2011 and 2010 was $1 million, $1 million and $0 million, respectively.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2012 and 2011, AllianceBernstein purchased 15.7 million and 13.5 million Holding units for $238 million and $221 million respectively. These amounts reflect open-market purchases of 12.3 million and 11.1 million Holding units for $182 million and $192 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 12.1 million (including 8.7 million restricted Holding units granted in January 2012 for 2011 year-end awards) and 1.7 million restricted Holding awards during 2012 and 2011, respectively. To fund these awards, AllianceBernstein allocated previously repurchased Holding units that had been held in the consolidated rabbi trust.

   The 2012 and 2011 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards and 8.7 million restricted Holding unit awards for the December 2011 awards were awarded and allocated as such within the consolidated rabbi trust in January 2013 and 2012, respectively. There were approximately 17.9 million and 12.0 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012 and January 31, 2013, respectively. The purchases and issuances of Holding units resulted in an increase of $60 million and $54 million in Capital in excess of par value during 2012 and 2011, respectively, with a corresponding decrease of $60 million and $54 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $147 million, $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) and $208 million for 2012, 2011 and 2010, respectively. The cost of the 2012 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2012, 210,591 options to buy Holding units had been granted and 25 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 35 million Holding units were available for grant as of December 31, 2012.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2012       2011      2010
                               --------  ---------  -------
                                       (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   (233) $      40  $   (34)
 Deferred (expense) benefit...      391     (1,338)    (755)
                               --------  ---------  -------
Total......................... $    158  $  (1,298) $  (789)
                               ========  =========  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2012       2011       2010
                                             --------  ---------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $    (20) $  (1,443) $  (1,137)
Noncontrolling interest.....................       37        (36)        66
Separate Accounts investment activity.......       94         83         53
Non-taxable investment income (loss)........       24          8         15
Adjustment of tax audit reserves............       (2)        (7)       (13)
State income taxes..........................        7          7         (5)
AllianceBernstein Federal and foreign taxes.       10        (13)        (3)
Tax settlement..............................       --         84         99
ACMC conversion.............................       --         --        135
Other.......................................        8         19          1
                                             --------  ---------  ---------
Income tax (expense) benefit................ $    158  $  (1,298) $    (789)
                                             ========  =========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2012-2013 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2012   December 31, 2011
                                       ------------------ -------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ ------------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  207 $        -- $  248 $         --
Reserves and reinsurance..............     --       2,419     --        3,060
DAC...................................     --         960     --          891
Unrealized investment gains or losses.     --         739     --          418
Investments...........................     --       1,137     --        1,101
Alternative minimum tax credits.......    157          --    242           --
Other.................................     --          57     79           --
                                       ------ ----------- ------ ------------
Total................................. $  364 $     5,312 $  569 $      5,470
                                       ====== =========== ====== ============

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $245 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2012, the total amount of unrecognized tax benefits was $678 million, of which $522 million would affect the effective rate and $156 million was temporary in nature. At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $105 million and $97 million, respectively. For 2012, 2011 and 2010, respectively, there were $4 million, $14 million and $10 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2012       2011      2010
                                             ----------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1,....................... $      453  $    434  $    577
Additions for tax positions of prior years..        740       337       168
Reductions for tax positions of prior years.       (620)     (235)     (266)
Additions for tax positions of current year.         --         1         1
Settlements with tax authorities............         --       (84)      (46)
                                             ----------  --------  --------
Balance at December 31,..................... $      573  $    453  $    434
                                             ==========  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                       DECEMBER 31,
                                                                             --------------------------------
                                                                                2012        2011       2010
                                                                             ----------  ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments.................................... $    1,352  $     772  $     406
Defined benefit pension plans...............................................     (1,056)    (1,082)    (1,008)
                                                                             ----------  ---------  ---------
Total accumulated other comprehensive income (loss).........................        296       (310)      (602)
                                                                             ----------  ---------  ---------
Less: Accumulated other comprehensive (income) loss attributable to
  noncontrolling interest...................................................         21         13         (8)
                                                                             ----------  ---------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable. $      317  $    (297) $    (610)
                                                                             ==========  =========  =========

   The components of OCI for the past three years follow:

                                                                                                 2012     2011    2010
                                                                                               --------  ------  ------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  1,013  $  879  $  646
 (Gains) losses reclassified into net earnings (loss) during the year.........................       91      28     189
                                                                                               --------  ------  ------
Net unrealized gains (losses) on investments..................................................    1,104     907     835
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................     (524)   (541)   (376)
                                                                                               --------  ------  ------
Change in unrealized gains (losses), net of adjustments.......................................      580     366     459
Change in defined benefit pension plans.......................................................       26     (74)    (40)
                                                                                               --------  ------  ------
Total other comprehensive income (loss), net of income taxes..................................      606     292     419
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............        8      21       7
                                                                                               --------  ------  ------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $    614  $  313  $  426
                                                                                               ========  ======  ======

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2012, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2013 and the four successive years are $214 million, $208 million, $204 million, $199 million, $197 million and $1,409 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2013 and the four successive years is $22 million, $24 million, $24 million, $24 million, $25 million and $137 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2012 and 2011, respectively, AXA Equitable recorded $30 million and $55 million pre-tax charges related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                  DECEMBER 31,
                            ------------------------
                              2012     2011    2010
                            --------  ------  ------
                                  (IN MILLIONS)
Balance, beginning of year. $     44  $   11  $   20
Additions..................       54      79      13
Cash payments..............      (46)    (43)    (17)
Other reductions...........       --      (3)     (5)
                            --------  ------  ------
Balance, End of Year....... $     52  $   44  $   11
                            ========  ======  ======

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

   During 2012, AllianceBernstein completed a comprehensive review of its worldwide office locations and initiated a space consolidation plan. As a result, AllianceBernstein recorded pre-tax real estate charges of $223 million that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2012, these arrangements include commitments by the Company to provide equity financing of $355 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2012. The Company had $328 million of commitments under existing mortgage loan agreements at December 31, 2012.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,635 million at December 31, 2012) and/or letters of credit ($2,626 million at December 31, 2012). Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2012, AllianceBernstein had funded $23 million of its revised commitment of $35 million.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2012, AllianceBernstein had funded $9 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2012, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC. The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford lawsuits, the parties and the Court agreed to consolidate the two lawsuits.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed a number of reports with the NYSDFS related to its request. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of a former European pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. AllianceBernstein believes that it has strong defenses to these claims, which are set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These matters involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such matters. Some of these matters filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $469 million during 2013. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2012, 2011 and 2010, respectively, the Insurance Group's statutory net income (loss) totaled $602 million, $967 million and $(510) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,178 million and $4,845 million at December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, respectively, AXA Equitable paid $362 million, $379 million and $300 million in shareholder dividends.

   At December 31, 2012, AXA Equitable, in accordance with various government and state regulations, had $81 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $71 million.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             2012        2011       2010
                                                                          ----------  ---------  ---------
                                                                                    (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $       64  $     824  $     685
Change in AVR............................................................        269       (211)      (291)
                                                                          ----------  ---------  ---------
Net change in statutory surplus, capital stock and AVR...................        333        613        394
Adjustments:
 Future policy benefits and policyholders' account balances..............       (508)      (270)       (61)
 DAC.....................................................................        142     (2,861)       981
 Deferred income taxes...................................................        798     (1,272)    (1,089)
 Valuation of investments................................................       (377)        16        145
 Valuation of investment subsidiary......................................       (306)       590        366
 Increase (decrease) in the fair value of the reinsurance contract asset.        497      5,941      2,350
 Pension adjustment......................................................        (41)       111         56
 Premiums and benefits ceded to AXA Arizona..............................       (126)      (156)    (1,099)
 Shareholder dividends paid..............................................        362        379        300
 Changes in non-admitted assets..........................................       (489)      (154)       (64)
 Other, net..............................................................       (190)       (10)       (55)
                                                                          ----------  ---------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $       95  $   2,927  $   2,224
                                                                          ==========  =========  =========

                                                                        DECEMBER 31,
                                                             ---------------------------------
                                                                2012        2011        2010
                                                             ---------  -----------  ---------
                                                                       (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,689  $     4,625  $   3,801
AVR.........................................................       489          220        431
                                                             ---------  -----------  ---------
Statutory surplus, capital stock and AVR....................     5,178        4,845      4,232
Adjustments:
 Future policy benefits and policyholders' account balances.    (3,642)      (2,456)    (2,015)
 DAC........................................................     3,728        3,545      6,503
 Deferred income taxes......................................    (5,330)      (5,357)    (4,117)
 Valuation of investments...................................     3,271        2,266      1,658
 Valuation of investment subsidiary.........................      (137)         231       (657)
 Fair value of reinsurance contracts........................    11,044       10,547      4,606
 Deferred cost of insurance ceded to AXA Arizona............     2,646        2,693      2,904
 Non-admitted assets........................................       467          510        761
 Issuance of surplus notes..................................    (1,525)      (1,525)    (1,525)
 Other, net.................................................      (264)        (459)      (521)
                                                             ---------  -----------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,436  $    14,840  $  11,829
                                                             =========  ===========  =========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2012       2011        2010
                            ---------  ----------  ----------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $   6,443  $   15,140  $    8,511
Investment Management/(1)/.     2,738       2,750       2,959
Consolidation/elimination..       (21)        (18)        (29)
                            ---------  ----------  ----------
Total Revenues............. $   9,160  $   17,872  $   11,441
                            =========  ==========  ==========

  /(1)/Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

                                                                             2012       2011       2010
                                                                          ---------  ----------  ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $    (132) $    4,284  $   2,846
Investment Management/(2)/...............................................       190        (164)       400
Consolidation/elimination................................................        --           4          2
                                                                          ---------  ----------  ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $      58  $    4,124  $   3,248
                                                                          =========  ==========  =========

  /(2)/Net of interest expenses incurred on securities borrowed.

                               DECEMBER 31,
                           --------------------
                              2012       2011
                           ---------  ---------
                               (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $ 164,201  $ 153,099
Investment Management.....    12,647     11,811
Consolidation/elimination.        (5)        (2)
                           ---------  ---------
Total Assets.............. $ 176,843  $ 164,908
                           =========  =========

   In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2012 and 2011 are summarized below:

                                                                                THREE MONTHS ENDED
                                                                  ---------------------------------------------
                                                                  MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                                  --------  -------- ------------  ------------
                                                                                  (IN MILLIONS)
2012
Total Revenues................................................... $   (952) $  6,475 $      1,728  $      1,909
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============

2011
Total Revenues................................................... $  1,311  $  3,402 $     10,858  $      2,301
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2013 TO PROSPECTUS DATED MAY 1, 2013 FOR CORPORATE OWNED INCENTIVE LIFE(R)

--------------------------------------------------------------------------------

This Supplement relates to a new investment option under our Corporate Owned Incentive Life(R) policies ("your policy"). You should read this Supplement in conjunction with the Policy Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Policy Prospectus remains unchanged and the Policy Prospectus is hereby incorporated by reference. The Market Stabilizer Option(R) ("MSO") is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").

The purpose of this Supplement is solely to add to your base Policy Prospectus ("Your Policy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2013. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.

Accordingly, you should read this Supplement in conjunction with your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-947-3598.


NO TRANSFER CHARGES IN CONNECTION WITH MSO


Although we generally reserve the right to impose up to a $25 charge for each transfer, we will never exercise these rights with respect to any transfers into, or out of, the MSO. The following transfers are not subject to the $25 guaranteed maximum charge:


..   Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option ("GIO"; also referred to as the "Guaranteed Interest Account") or to the MSO Holding Account;


..   Transfers from the MSO Holding Account into a new Segment or any variable investment option;


..   Transfers from the variable investment options (also referred to as
    "investment portfolios") to the Unloaned GIO to meet the Charge Reserve Amount requirement.

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" in Your Policy Prospectus:


-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/
-----------------------------------------------------------------------------------------------------------

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York policies
                                termination, if earlier)                5% for all other policies/(3)/
-----------------------------------------------------------------------------------------------------------

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value," "Segment Distribution Value" and "Early Distribution Adjustment.")
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.


EVM 08 (5/13)                                        Catalog No. 150052 (5/13)
IF/COIL                                                                #470906

Your policy's mortality and expense risk charge is deducted on a monthly basis and also applies to the Segment Account Value or any amounts held in the MSO Holding Account. Once an amount is transferred from the MSO Holding Account into a Segment Account, any monthly Customer Loyalty Credit will not be applied to the monthly mortality and expense risk charge applicable to the Segment Value.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are invested in is significantly different than in the absence of the MSO. Accordingly, the following is added at the end of the section entitled "Managing your allocations" in "How we allocate charges among your investment options":

   Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term. You will not be asked to specify the investment options from which we should transfer the account value to the Unloaned GIO to meet the Charge Reserve Amount requirements. Instead any such transfers, if necessary, will be made proportionately from your investment options.

   While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment.


   If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

   Please refer to the MSO Prospectus for detailed information about the above procedures.


INVESTMENT OPTIONS WITHIN YOUR POLICY

The MSO is available as an investment option under your policy. The MSO is described in a separate Prospectus. If you choose to allocate to the MSO, you are permitted to allocate up to 50% of any premium or loan repayment to the MSO Holding Account. Any requested transfer of funds to the MSO will be declined if the requested transfer of funds would result in more than 50% of your unloaned Policy Account Value being in the MSO Holding Account and any Segments.



YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

INCREASES. If you request a face amount increase during a Segment Term, we will recalculate the Charge Reserve Amount and require that such amount be available in the unloaned portion of the guaranteed interest option on the effective date of the increase. For such increase, the Charge Reserve Amount will be determined as an amount projected to be sufficient to cover all monthly deductions based on the current face amount for the policy and any Integrated Term Insurance Rider during the longest remaining Segment Term on the effective date of the increase, assuming at the time such calculation is made that no interest or investment performance is credited to or charged against your policy account value and that no further policy changes or additional premium payments are made.

Any necessary transfers to supplement the amount in the unloaned portion of the guaranteed interest option in order to meet the requirement of such Charge Reserve Amount will take effect on the effective date of the face amount increase. There will be no charge for this transfer. Any such transfer from your value in the variable investment options, including the value in the MSO Holding Account to meet this requirement, will be made proportionately from any value in the MSO Holding Account and your values in the other variable investment options. If your values in the variable investment options, including the value in the MSO Holding Account and the unloaned portion of the guaranteed interest option are insufficient to cover the Charge Reserve Amount, we will decline your request to increase the face amount.

TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

TRANSFERS YOU CAN MAKE

In accordance with your policy, we will transfer amounts to and from your values in our unloaned guaranteed interest option, the variable investment options and the MSO Holding Account based on your instructions and subject to our transfer rules described in the Prospectus.

At your written request to our Administrative Office, we will transfer amounts from your value in any variable investment option, including the MSO Holding Account to one or more other investment options available under the policy. Any such transfer will take effect on the business day we receive your written request at our Administrative Office.

Once during each policy year you may ask us, by written request to our administrative office, to transfer an amount you specify from your unloaned value in the guaranteed interest option (excluding any remaining Charge Reserve Amount if any Segment is in effect on the transfer effective date), to one or more variable investment options including the MSO Holding Account. We must receive your request within a period beginning 30 days prior to the policy anniversary and ending 60 days after the policy anniversary. A transfer request that is received up to 30 days prior to the policy anniversary will be effective on the anniversary. A transfer request received on or within 60 days after the policy anniversary will be effective on the date the request is received at our administrative office. The maximum amount that you may transfer in any policy year is the greater of (a) $500, (b) 25% of the unloaned value in the guaranteed interest option on the transfer effective date or (c) the amount transferred from the guaranteed interest option in the immediately preceding policy year, if any. In no event will we transfer more than your unloaned value in the guaranteed interest option, excluding any remaining Charge Reserve Amount.

The maximum amount that you may transfer to the MSO Holding Account is 50% of your policy account value. Any requested transfer of funds to the MSO will be declined if the requested transfer of funds would result in more than 50% of your unloaned Policy Account Value being in the MSO Holding Account and any Segments. A requested transfer out of an existing Segment in the MSO will not be permitted prior to the Segment Maturity Date.

ACCESSING YOUR MONEY

BORROWING FROM YOUR POLICY

If you allocate your policy account value to the MSO with a Segment in effect, you can still borrow from your policy, however, the loan will be allocated as follows:

..   We will first deduct as much of the loan as possible proportionately from any value in the MSO Holding Account, your values in the other variable investment options and the unloaned portion of the guaranteed interest option.

..   If your values in the MSO Holding Account, your variable investment option and the unloaned portion of the guaranteed interest option (excluding any remaining Charge Reserve Amount), are insufficient to cover the amount of the loan, we will then deduct any remaining amount of the loan from the individual Segments then in effect on a proportionate basis, based on the current Segment Values of the Segments.

..   If your values in the MSO Holding Account, your variable investment options, the unloaned guaranteed interest option (excluding any remaining Charge Reserve Amount), and the Segment Values are still insufficient to cover the entire loan, the remaining amount of the loan will be allocated to the unloaned portion of our guaranteed interest option (excluding any remaining Charge Reserve Amount).

Loan interest is due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan and allocated on the basis of the deduction allocation rules described in the "Monthly Deductions" provision of this rider. Any portion of a loan or unpaid loan interest allocated to an individual Segment will cause a corresponding Segment Market Value Adjustment of the Segment Account.

The amount of any loan that we deduct from a Segment will be transferred to the loaned portion of our guaranteed interest option.

PAYING OFF YOUR LOAN.

You can repay all or part of your loan at any time while the insured person is alive and your policy is in force. If you allocate policy account value to the MSO, on each policy anniversary, and at any time you repay all of the policy loan, we will allocate the interest that has been credited to the loaned portion of the guaranteed interest option to the variable investment options, including the MSO Holding Account, and the unloaned portion of our guaranteed interest option in accordance with your premium allocation percentages on file with us.

All loan repayments will first reduce any portion of your outstanding loan, including any unpaid loan interest, which was deducted from any MSO Segment. Loan repayments will first be allocated to the guaranteed interest option until you have repaid any loaned amounts that were allocated to the guaranteed interest option. Any portion of an additional loan repayment allocated to the MSO Segment on the basis of the premium allocation percentages then in effect will be transferred from your value in the loaned portion of the guaranteed interest option to the MSO Holding Account.

MAKING WITHDRAWALS FROM YOUR POLICY

PARTIAL WITHDRAWAL. A requested partial withdrawal from a Segment will not be permitted prior to the Segment Maturity Date. In accordance with your policy, including the Integrated Term Rider, you may make a partial withdrawal from your values in (a) the unloaned portion of the guaranteed interest option (excluding any remaining Charge Reserve Amount if a Segment is in effect); and
(b) any variable investment option, (including the MSO Holding Account). However, if a Segment is in effect, the amount which would otherwise be available to you for a partial withdrawal of net policy account value will be reduced by the sum of your Segment Values and any remaining Charge Reserve Amount. We will make the partial withdrawal on a proportionate basis from any value in the MSO Holding Account, your values in the variable investment options and the unloaned value in the guaranteed interest option (excluding any remaining Charge Reserve Amount).


IMPACT OF MSO ELECTION ON OTHER POLICY RIDERS AND SERVICES

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.



ASSET REBALANCING SERVICE

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.


POLICY CONTINUATION RIDER

We will include all Segment Values in determining both your eligibility to go on Policy Continuation and your Policy Continuation Charge. If you elect to exercise the Policy Continuation Rider, if available with your policy, all Segments will be terminated subject to an Early Distribution Adjustment. You should carefully consider going on Policy Continuation if you have amounts invested in MSO, as you will forfeit any positive index performance and be subject to a market value adjustment with respect to these amounts.

MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS (FOR ALLOCATIONS TO THE
MSO)

Please refer to your policy prospectus for more information regarding your right to cancel your policy within a certain number of days and the Investment Start Date, which is the business day your investment first begins to earn a return for you. However, the policy prospectus provisions that address when amounts will be allocated to the investment options do not apply to amounts allocated to the MSO.

In states where the Company is required to return your premium without adjustment for investment performance within a certain number of days, we will initially put all amounts which you have allocated to the MSO into our EQ/Money Market investment option. On the later of the first business day following the end of the free look period and the business day the Delivery Receipt is received in our Administrative Office, we will reallocate those amounts to the MSO Holding Account where they will remain until the next available Segment Start Date, at which time such amounts will be transferred to a new Segment of the MSO subject to meeting the conditions described in this Prospectus. Your financial professional can provide further information on what requirements may apply to your policy.

In all other states, any amounts allocated to the MSO will first be allocated to the MSO Holding Account where they will remain until the later of the first business day following the end of the free look period and the business day the Delivery Receipt is received in our Administrative Office. Thereafter, such amounts will be transferred to a new Segment of the MSO on the next available Segment Start Date, subject to meeting the conditions described in the Prospectus.

MORE INFORMATION ABOUT OTHER MATTERS

WHEN WE PAY POLICY PROCEEDS

DELAY OF SEGMENT PROCEEDS. We may not be able to obtain the value of the assets in the MSO Holding Account or Segment Accounts if (1) the New York Stock Exchange is closed for trading; (2) the Securities and Exchange Commission has determined that a state of emergency exists that may make determination and payment impractical; or (3) the Index Value is not published. During such times, we may defer:

   1. Determination and payment of policy loans and partial withdrawals (except when used to pay premiums to us);

   2. Determination and payment of any death benefit in excess of the base policy face amount and the face amount of the Integrated Term Insurance Rider, if applicable.

   3. Determination and payment of Net Cash Surrender Value pursuant to cancellation or surrender of the base policy;

   4. Determination of the unit values of the variable investment options and segments; and

   5. Any requested transfer.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104


   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

                        Incentive Life(R) is issued by
    and is a registered trademark of AXA Equitable Life Insurance Company.

AXA Equitable Life Insurance Company


PROSPECTUS SUPPLEMENT DATED MAY 1, 2013


..   CORPORATE OWNED INCENTIVE LIFE/SM/

--------------------------------------------------------------------------------


This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy stated above, and in any supplements to that Prospectus. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2013, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through
September 30, 2013), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer either by written request or by facsimile. If you need assistance, you can contact a customer service representative by calling 1-800-947-3598. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2013, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.



                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas New York, NY 10104


   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.


                      Corporate Owned Incentive Life/SM/
          is a service mark of AXA Equitable Life Insurance Company.


EVM-105 (5/13)                                       Catalog No. 143834 (5/13)
IF/NB                                                                  #417143

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)      Board of Directors Resolution.

              (1) Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(b)      Custodial Agreements, Not Applicable.

(c)      Underwriting Contracts.

              (1) Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

              (2) Distribution and Servicing Agreement dated as of May 1, 1994, among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

              (3) Distribution Agreement dated January 1, 2000, for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, (File
                     No. 333-17663), filed on April 19, 2001.

              (4) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                 (a) First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                 (b) Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (5) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

              (6) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                 (a) First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                 (b) Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                 (c) Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (d) Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                 (e) Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                 (f) Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                 (g) Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

                 (h) Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

                 (i) Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)      Contracts. (Including Riders and Endorsements)

              (1) Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement (File No. 333-103202) filed on April 27, 2004.

              (2) The information concerning commissions included in the prospectuses forming part of this registration statement under "How we market the policies" is incorporated herein by reference.

              (3) Flexible Premium Variable Life Insurance Policy (95-300) (Corporate Incentive Life) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

              (4) Flexible Premium Variable Life Insurance Policy (99-300), incorporated herein by reference to Exhibit
                     No. 1-A(5)(a)(vi) to Registration Statement on Form S-6, (File No. 333-17663), filed on March 1, 1999.

              (5) Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(p) to Registration Statement on Form S-6, (File
                     No. 333-17663), filed on December 11, 1996.

              (6) Form of Flexible Premium Variable Life Insurance Policy (03-400) (Corporate Incentive Life) as previously filed with this Registration Statement on March 3, 2006.

              (7) Flexible Premium Variable Life Insurance Policy (08-300) (Corporate Owned Incentive Life), previously filed with this Registration Statement (File No. 333-132200) on December 12, 2008.

              (8) Integrated Term Insurance Rider (R08-40), previously filed with this Registration Statement (File No. 333-132200) on December 12, 2008.

              (9) Form of Policy Continuation Rider (ICC12-R12-30), previously filed with this Registration Statement (File No. 333-132200) on August 31, 2012.

              (10) Variable Indexed Option Rider (ICC12-R12-15), filed herewith

(e)      Applications.

              (1) Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A(10)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

              (2) Form of Application (AXAV1-2002), incorporated herein by reference to Exhibit No. 1-A(10)(b)(ii) to Registration Statement on Form S-6, (File No. 333-17663), filed on August 9, 2002.

              (3) Form of Application (AXA301-1), as previously filed with this Registration Statement on March 3, 2006.

                 (a) Revised Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to Registration Statement on Form N-6, (File No. 333-103199), filed on April 22, 2008.

              (4) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

                 (a) Revised Form of Application for Life Insurance
                     (AMIGV-2005), incorporated herein by reference to Exhibit 26(e)(iv)(a) to Registration Statement on Form N-6, (File No. 333-103199), filed on April 22, 2008.

              (5) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL COLI '04 2005), previously filed with this Registration Statement (File
                     No. 333-132200) on April 25, 2007.

                 (a) Revised Form of Variable Universal Life Supplement to the
                     Application (Form No. VUL-GV/IL COLI '04 (2005) previously filed with this Registration Statement (File No 333-132200) on September 3, 2008.

              (6) Form of Variable Universal Life Supplement (Form No. VUL-GV/COIL (2008), previously filed with this Registration Statement (File No. 333-132200) on December 12, 2008.

              (7) Form of Section B-Flexible Premium Universal Life Insurance Application (AXA-COIL-2012), filed herewith.

(f)      Depositor's Certificate of Incorporation and By-Laws.

              (1) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (2) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(g)      Reinsurance Contracts.

              (l) Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit
                     No. 26.(g) to Registration Statement on Form N-6, (File No. 333-103199), filed on April 4, 2003.

              (2) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                 (a) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                 (b) Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                 (c) Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                 (d) Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                 (e) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                 (f) Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

                 (g) Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

                 (h) Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                 (i) Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                 (j) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                 (k) Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

                 (l) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

                 (m) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                 (n) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                 (o) Amendment No. 15, dated June 7, 2011, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                 (p) Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (3) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                 (a) Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                 (b) Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

                 (c) Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (4) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                 (a) Amendment No. 1 effective October 15, 2009 among AIM
                     Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (5) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

              (6) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (7) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                 (a) Amendment No. 3 effective as of May 1, 2010 to
                     Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

              (8) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (9) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (10) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (11) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (12) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                 (a) Third Amendment dated October 20, 2009 to the
                     Participation Agreement, (the "Agreement") dated
                     December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

              (13) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)      Administration Contracts. See (c)(ii), (iii) & (iv).

(j)      Other Material Contracts. Not Applicable.

(k)      Legal Opinion.

              (1) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

(l)      Actuarial Opinion.

              (1) Opinion and Consent of Brian Lessing, FSA, MAAA, Senior Director - Actuarial of AXA Equitable, filed herewith.

(m)      Calculation.

              (1)    Sample Calculation for Illustrations, filed herewith.

(n)      Other Opinions.

              (1)    Consent of PricewaterhouseCoopers LLP, filed herewith.

              (2)    Powers of Attorney, filed herewith.

(o)      Omitted Financial Statements. Not applicable.

(p)      Initial Capital Agreements. Not applicable.

(q)      Redeemability Exemption.

              (1) Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

--------
+ State Variations not included

Item 27. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
113 Waterford Circle
Berwyn, PA 19312

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                   Director, Chairman of the Board and
                                Chief Executive Officer

*Andrew J. McMahon              Director and President

OTHER OFFICERS
--------------

*Anders B. Malmstrom            Senior Executive Director
                                and Chief Financial Officer

*Andrea M. Nitzan               Executive Director
                                and Chief Accounting Officer

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources
                        Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General
                        Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

            Separate Account FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

            AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

            (a) The 2012 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-182903) on Form N-4, filed November 27, 2012.

            (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2012 is incorporated herein by reference to exhibit 26(b) to Registration Statement (File No. 333-132200) on February 22, 2013.

Item 29. Indemnification

         (a)  Indemnification of Officers and Directors

              The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4 Indemnification of Directors, Officers and Employees.

              (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

              (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

       (b) Indemnification of Principal Underwriters

       To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

       (c) Undertaking

       Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 70, 49, 301, FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I, and MONY's Variable Account S and Keynote. The principal business address of both AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i)  AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director and Chairman of the Board

*Frank Massa                       President and Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*Susan La Vallee                   Senior Vice President

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investments Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David Ciotta                      Senior Vice President

*Todd Solash                       Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

       (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31. Location of Accounts and Records

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, MO 64105.

Item 32. Management Services

            Not applicable.

Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

            AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 25th day of April, 2013.

                            SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                            INSURANCE COMPANY (REGISTRANT)

                            By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                            By:  /s/ Dodie Kent
                                 ----------------------------------------
                                 Dodie Kent
                                 Vice President and Associate General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 25th day of April, 2013.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                               (DEPOSITOR)

                               By:  /s/ Dodie Kent
                                    -----------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Director and Chief Financial
                                         Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Director and Chief
                                         Accounting Officer

*DIRECTORS:

Mark Pearson                 Peter S. Kraus     Bertram Scott
Barbara Fallon-Walsh         Andrew J. McMahon  Lorie A. Slutsky
Danny L. Hale                                   Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 25, 2013

                                 EXHIBIT INDEX

 EXHIBIT NO.                                                        TAG VALUE
 -----------                                                        ---------

 26(d)(10)    Variable Indexed Option Rider (ICC12-R12-15)          EX-99.26d10

 26(e)(7)     Section B - Flexible Premium Variable Universal Life
              Insurance Application (AXA-COIL-2012)                 EX-99.26e7

 26(k)(1)     Opinion and Consent of Dodie Kent                     EX-99.26k1

 26(l)(1)     Opinion and Consent of Brian Lessing                  EX-99.26l1

 26(m)(1)     Sample Calculation for Illustrations                  EX-99.26m1

 26(n)(1)     Consent of PricewaterhouseCoopers LLP                 EX-99.26n1

 26(n)(2)     Powers of Attorney                                    EX-99.26n2